RULE 497(C) FILING
REGISTRATION NO. 2-83631/811-3738
MARKED TO SHOW CHANGES

AMERICAN GENERAL SERIES PORTFOLIO COMPANY

PROSPECTUS OCTOBER 1, 1995


                    AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                              2929 ALLEN PARKWAY
                             HOUSTON, TEXAS 77019
                               OCTOBER 1, 1995

PROSPECTUS


The American General Series Portfolio Company (the "Series Company") is a mutual fund made up of 13 separate funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 13 Funds:

INDEX EQUITY FUNDS:
        STOCK INDEX FUND               SMALL CAP INDEX FUND
        Growth through investments     Growth through investments tracking the
        tracking the S&P 500 Index.    Russell 2000 Index.

        MIDCAP INDEX FUND              INTERNATIONAL EQUITIES FUND
        Growth through investments     Growth through investments tracking the
        tracking the S&P MidCap 400    EAFE Index.
        Index.

ACTIVELY MANAGED EQUITY FUNDS:
        GROWTH FUND                    GROWTH & INCOME FUND
        Growth through investments in  Growth and income through investments in
        service sector companies.      stocks (or securities convertible to
                                       stocks).
INCOME FUNDS:
        CAPITAL CONSERVATION FUND      GOVERNMENT SECURITIES FUND
        Income and possible growth     Income and possible growth through
        through investments in high    investments in intermediate and long-term
        quality debt securities.       government debt securities.

                        INTERNATIONAL GOVERNMENT BOND FUND
                        Income and possible growth through investments in high quality foreign government debt securities.

SPECIALTY EQUITY FUNDS:

        SOCIAL AWARENESS FUND          SCIENCE & TECHNOLOGY FUND
        Growth through investments in  Growth through investments in stocks of
        stocks of companies meeting    companies which benefit from development
        social criteria of the Fund.   of science and technology.

MONEY MARKET FUND:
        MONEY MARKET FUND
        Income through investments in
        short-term money market
        securities.

ASSET ALLOCATION FUND:
        TIMED OPPORTUNITY FUND
        Maximum return through
        investments in a mix of
        stocks, bonds and money
        market securities.

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

These Funds are available to you only through a variable annuity contract you or your employer bought from The Variable Annuity Life Insurance Company (VALIC) or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. VALIC is a member of the American General Corporation group of companies.

Because different contracts contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your, or your employer's, annuity contract for a complete list of funds in which you may invest. BE SURE TO READ BOTH PROSPECTUSES IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

VALIC has filed a Statement of Additional Information, dated October 1, 1995, with the Securities and Exchange Commission. This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company at the address above or call (800)-44-VALIC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS
                                                                       PAGE
                                                                       ----
COVER PAGE............................................................

WELCOME...............................................................    1

FINANCIAL HIGHLIGHTS..................................................    2

ABOUT THE FUND'S MANAGEMENT...........................................   10
    Investment Adviser................................................   10
    Investment Sub-advisers...........................................   10
    Portfolio Manager.................................................   11
    How Advisers Are Paid for Their Services..........................   11
    About the Board of Directors......................................   12

ABOUT THE FUNDS.......................................................   13
    Growth, Income and Stability Catagories...........................   13
    About Level of Risk...............................................   13
    About Portfolio Turnover..........................................   13
    About Fund Performance............................................   14

HOW TO READ A FUND FACT SHEET.........................................   15

THE INDEX EQUITY FUNDS................................................   16
    Stock Index Fund..................................................   18
    MidCap Index Fund.................................................   20
    Small Cap Index Fund..............................................   22
    International Equities Fund.......................................   24

ACTIVELY MANAGED EQUITY FUNDS
    Growth Fund.......................................................   26
    Growth & Income Fund..............................................   28

INCOME FUNDS
    Capital Conservation Fund.........................................   30
    Government Securities Fund........................................   32
    International Government Bond Fund................................   34

SPECIALTY EQUITY FUNDS
    Social Awareness Fund.............................................   36
    Science & Technology Fund.........................................   38

MONEY MARKET FUND.....................................................   40

ASSET ALLOCATION FUND

    Timed Opportunity Fund............................................   41

TYPES OF INVESTMENTS..................................................   43
    Stocks............................................................   43
    Bonds.............................................................   43
        Asset-Backed Securities.......................................   43
        Loan Participations...........................................   44
    Illiquid and Restricted Securities................................   44
    ADRs..............................................................   44
    Foreign Currency..................................................   44
    When-Issued Securities............................................   44
    Money Market Securities...........................................   44
    Derivatives.......................................................   45
        Options.......................................................   45
        Futures Contracts.............................................   45
    Repurchase Agreements.............................................   46
    A Word About Risk.................................................   46
    Investment Practices..............................................   47
        Limitations...................................................   47
        Lending Portfolio Securities..................................   47

ABOUT THE SERIES COMPANY..............................................   48
    Series Company Shares.............................................   48
    Net Asset Value of the Series Company Shares......................   48
    Dividends and Capital Gains.......................................   49
    Diversification...................................................   49
    Taxes.............................................................   50
    Voting Rights.....................................................   50
    Reports...........................................................   50
    Legal Matters.....................................................   50

                                       (i)
WELCOME

UNLESS OTHERWISE SPECIFIED IN THIS PROSPECTUS, THE WORDS WE, OUR, AND VALIC MEAN THE VARIABLE ANNUITY LIFE INSURANCE COMPANY. THE WORDS YOU AND YOUR MEAN THE PARTICIPANT.

American General Series Portfolio Company (the "Series Company") was incorporated under the laws of Maryland on December 7, 1984.

The Series Company is an open-end management investment company and currently consists of 13 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Directors. As Investment Adviser, we make investment decisions for the Funds and are responsible for their day to day management. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract or employer plan with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these annuity contracts so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus and annuity contracts issued by VALIC, should be directed, in writing, to VALIC Customer Service, A3-01, at the address above, or by calling 1 (800) 633-8960.

All inquiries regarding annuity contracts issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call (713) 831-3102. AGL is a member of the American General Corporation group of companies, as is VALIC.

OPEN-END MEANS SHARES OF THE FUNDS CAN BE BOUGHT OR SOLD BY THE SERIES COMPANY AT ANY TIME. ALSO, THERE IS NO LIMIT ON THE NUMBER OF INVESTORS WHO MAY BUY SHARES.

                                        1

Financial Highlights

A FUND'S FISCAL YEAR ENDS EVERY MAY 31ST.

Financial highlights are provided below for each of the Funds. The financial highlights are for the last 10 years of the Funds or if the Fund has been in operation a shorter period of time, since the date the Fund began operation. Ernst & Young LLP, Independent Auditors for the Series Company, has audited the Series Company's financial statements which include the information presented here. Their unqualified report appears in those audited financial statements, which are included in the Statement of Additional Information.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

STOCK INDEX FUND
------------------------------------------------------------------------------

                                                                       FISCAL YEAR ENDED MAY 31,
                                       ------------------------------------------------------------------------------------------
                                          1995         1994        1993       1992       1991       1990       1989        1988
                                       ------------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                      $14.39       $14.36     $13.34     $12.60     $11.86     $10.69      $8.90     $9.88
                                       ------------------------------------------------------------------------------------------
+ INCOME (LOSS)
    from net investment income                0.37         0.35       0.34       0.32       0.31       0.33       0.27      0.19
    from net realized & unrealized
      gain (loss) on securities               2.45         0.12       1.20       0.74       0.81       1.32       1.86     (0.92)
                                       ------------------------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                   2.82         0.47       1.54       1.06       1.12       1.65       2.13     (0.73)
                                       ------------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income               (0.37)       (0.35)     (0.34)     (0.32)     (0.31)     (0.35)     (0.25)    (0.21)
    from net realized gain on
      securities                             (0.03)       (0.09)     (0.18)                (0.07)     (0.13)     (0.09)    (0.04)
                                       ------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                      (0.40)       (0.44)     (0.52)     (0.32)     (0.38)     (0.48)     (0.34)    (0.25)
                                       ------------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                          $16.81       $14.39     $14.36     $13.34     $12.60     $11.86     $10.69      $8.90
                                       ------------------------------------------------------------------------------------------
TOTAL RETURN                                19.98%        3.29%     11.74%      8.57%      9.98%     15.78%     24.40%    (7.48)%
                                       ------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                   0.38%        0.39%      0.43%      0.50%      0.67%      0.61%      0.78%      1.29%
  Ratio of net invest. income to
    average net assets                       2.44%        2.44%      2.52%      3.12%      2.82%      3.05%      3.05%      2.23%
  Portfolio turnover rate                      14%           3%         1%        45%         6%         8%        14%        16%
  Number of shares outstanding at end
    of year (000's)                         75,451       75,494     66,224     55,598      6,662      3,456      1,924      1,174
  Net assets at end of
    year (000's)                       $ 1,267,992  $ 1,086,459  $ 951,200  $ 741,667  $  83,970  $  40,969  $  20,572   $ 10,443
  Average net assets during the year
    (000's)                            $ 1,140,085  $ 1,030,581  $ 836,510  $ 167,262  $  55,147  $  29,824  $  14,060   $  7,933

                                         PERIOD FROM
                                           APRIL 20,
                                             1987
                                          TO MAY 31,
                                             1987
-----------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $10.00(1)

+ INCOME (LOSS)
    from net investment income               0.05
    from net realized & unrealized
      gain (loss) on securities             (0.13)

    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 (0.08)

- DISTRIBUTIONS
    from net investment income              (0.04)
    from net realized gain on
      securities

    TOTAL DISTRIBUTIONS                     (0.04)

= SHARE VALUE
    AT END OF YEAR                          $9.88

TOTAL RETURN                              (0.80)%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                  0.14%
  Ratio of net invest. income to
    average net assets                      0.54%
  Portfolio turnover rate                      1%
  Number of shares outstanding at end
    of year (000's)                           511
  Net assets at end of
    year (000's)                           $5,053
  Average net assets during the year
    (000's)                                $5,004
------------

  (1) The net asset value at the beginning of the period is as of commencement of operations on April 20, 1987. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

                                        2

MIDCAP INDEX FUND(1)
------------------------------------------------------------------------------

                                                                     FISCAL YEAR ENDED MAY 31,
                                       --------------------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990       1989       1988
                                       --------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                    $14.54     $14.38     $12.86     $12.51     $12.92     $12.25     $10.86     $13.87
                                       --------------------------------------------------------------------------------------
+ INCOME (LOSS)
    from net investment income              0.26       0.23       0.24       0.23       0.28       0.28       0.30       0.17
    from net realized & unrealized
      gain (loss) on securities             1.59       0.28       1.93       0.39      (0.30)      0.71       1.51      (1.41)
                                       --------------------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 1.85       0.51       2.17       0.62      (0.02)      0.99       1.81      (1.24)
                                       --------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income             (0.26)     (0.23)     (0.24)     (0.23)     (0.28)     (0.32)     (0.27)     (0.18)
    from net realized gain on
      securities                           (0.45)     (0.12)     (0.41)     (0.04)     (0.11)                (0.15)     (1.59)
                                       --------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                    (0.71)     (0.35)     (0.65)     (0.27)     (0.39)     (0.32)     (0.42)     (1.77)
                                       --------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                        $15.68     $14.54     $14.38     $12.86     $12.51     $12.92     $12.25     $10.86
                                       --------------------------------------------------------------------------------------

TOTAL RETURN                              13.26%      3.52%     17.21%      5.01%      0.20%      8.22%     17.06%    (7.30)%
                                       --------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 0.44%      0.46%      0.47%      0.54%      0.67%      0.68%      0.74%      0.79%
  Ratio of net invest. income to
    average net assets                     1.73%      1.62%      1.79%      1.82%      2.41%      2.29%      2.72%      1.51%
  Portfolio turnover rate                    23%        17%         5%       112%       101%       131%        67%       108%
  Number of shares outstanding at end
    of year (000's)                       25,988     24,001     14,673      8,862      6,168      5,712      5,354      4,827
  Net assets at end of
    year (000's)                       $ 407,557  $ 349,041  $ 210,931  $ 113,992  $  77,146  $  73,815  $  65,586  $  52,435
  Average net assets during the year
    (000's)                            $ 376,486  $ 285,247  $ 154,979  $  88,456  $  69,696  $  67,421  $  57,398  $  49,877

                                           1987       1986
-----------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                    $13.56     $11.69

+ INCOME (LOSS)
    from net investment income              0.18       0.30
    from net realized & unrealized
      gain (loss) on securities             0.40       1.90

    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 0.58       2.20

- DISTRIBUTIONS
    from net investment income             (0.18)     (0.30)
    from net realized gain on
      securities                           (0.09)     (0.03)

    TOTAL DISTRIBUTIONS                    (0.27)     (0.33)

= SHARE VALUE
    AT END OF YEAR                        $13.87     $13.56

TOTAL RETURN                               4.29%     21.22%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 1.00%      1.10%
  Ratio of net invest. income to
    average net assets                     1.36%      2.54%
  Portfolio turnover rate                    98%        67%
  Number of shares outstanding at end
    of year (000's)                        3,583      2,586
  Net assets at end of
    year (000's)                       $  49,691  $  35,074
  Average net assets during the year
    (000's)                            $  40,029  $  28,223
------------

  (1) Effective October 1, 1991 the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index Fund. Additionally, on October 1, 1991 the investment objectives and investment program for the Fund were changed. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

                                        3

SMALL CAP INDEX FUND
------------------------------------------------------------------------------

                                                                          PERIOD FROM
                                          FISCAL YEAR ENDED MAY 31,       MAY 1, 1992
                                       -------------------------------        TO
                                         1995       1994       1993      MAY 31, 1992
                                       -----------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF PERIOD                  $11.52     $11.28     $ 9.93         $10.00(1)
                                       -----------------------------------------------
+ INCOME (LOSS)
    from net investment income              0.17       0.13       0.15           0.02
    from net realized & unrealized
      gain (loss) on securities             0.97       0.58       1.48          (0.07)
                                       -----------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 1.14       0.71       1.63          (0.05)
                                       -----------------------------------------------
- DISTRIBUTIONS
    from net investment income             (0.17)     (0.13)     (0.15)        (0.02)
    from net realized gain on
      securities                                      (0.34)     (0.13)
                                       -----------------------------------------------
    TOTAL DISTRIBUTIONS                    (0.17)     (0.47)     (0.28)        (0.02)
                                       -----------------------------------------------
= SHARE VALUE
    AT END OF YEAR                        $12.49     $11.52     $11.28          $9.93
                                       -----------------------------------------------
TOTAL RETURN                               9.98%      6.18%     16.64%        (0.50)%
                                       -----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 0.44%      0.47%      0.47%          0.04%
  Ratio of net invest. income to
    average net assets                     1.44%      1.10%      1.40%          0.21%
  Portfolio turnover rate                    34%        16%        20%             0%
  Number of shares outstanding at end
    of year (000's)                       10,136      9,381      3,687          1,107
  Net assets at end of year (000's)    $ 126,567  $ 108,050  $  41,581   $     10,989
  Average net assets during the year
    (000's)                            $ 120,298  $  70,690  $  22,142   $     10,989

---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

INTERNATIONAL EQUITIES FUND
------------------------------------------------------------------------------

                                                                                                      PERIOD FROM
                                                                                                       OCTOBER 2,
                                                        FISCAL YEAR ENDED MAY 31,                         1989
                                        ----------------------------------------------------------     TO MAY 31,
                                          1995         1994         1993        1992        1991          1990
                                        --------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $10.14        $8.99       $8.03       $8.58       $9.17        $10.00(1)
                                        --------------------------------------------------------------------------
+ INCOME (LOSS)
    from net investment income               0.15         0.11        0.18        0.15        0.23          0.10
    from net realized & unrealized
      gain (loss) on securities              0.34         1.17        0.93       (0.55)      (0.59)        (0.83)
                                        --------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                  0.49         1.28        1.11       (0.40)      (0.36)        (0.73)
                                        --------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income              (0.15)       (0.11)      (0.15)      (0.15)      (0.23)        (0.10)
    from net realized gain on
      securities                            (0.06)       (0.02)
                                        --------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                     (0.21)       (0.13)      (0.15)      (0.15)      (0.23)        (0.10)
                                        --------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                         $10.42       $10.14       $8.99       $8.03       $8.58         $9.17
                                        --------------------------------------------------------------------------
TOTAL RETURN                                4.92%       14.31%      14.18%     (4.69)%     (3.71)%       (7.42)%
                                        --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                  0.45%        0.47%       0.53%       0.65%       0.37%         0.19%
  Ratio of net invest. income to
    average net assets                      1.47%        1.43%       2.33%       1.84%       2.67%         1.10%
  Portfolio turnover rate                     14%           7%          9%          5%          3%            0%
  Number of shares outstanding at end
    of year (000's)                        20,074       17,273       7,429       4,256       2,451         1,310
  Net assets at end of year (000's)     $ 209,091    $ 175,183    $ 66,809    $ 34,182    $ 21,036      $ 12,005
  Average net assets during the year
    (000's)                             $ 199,235    $ 117,264    $ 45,509    $ 26,542    $ 15,693      $  7,853

---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

                                        4

GROWTH FUND
------------------------------------------------------------------------------
                                                       PERIOD FROM
                                       FISCAL YEAR    APRIL 29, 1994
                                          ENDED             TO
                                       MAY 31, 1995    MAY 31, 1994
                                       -----------------------------
PER SHARE DATA
SHARE VALUE
 AT BEGINNING OF YEAR                        $9.87           $10.00(1)
                                       -----------------------------
+ INCOME (LOSS)
    from net investment income                0.04             0.01
    from net realized & unrealized
      gain (loss) on securities               1.56            (0.13)
                                       -----------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                   1.60            (0.12)
                                       -----------------------------
- DISTRIBUTIONS
    from net investment income               (0.04)          (0.01)
                                       -----------------------------
= SHARE VALUE
    AT END OF YEAR                          $11.43            $9.87
                                       -----------------------------
TOTAL RETURN                                16.25%          (1.19)%
                                       -----------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                   0.91%            0.08%
  Ratio of net invest. income to
    average net assets                       0.41%            0.11%
  Portfolio turnover rate                      61%               0%
  Number of shares outstanding at end
    of year (000's)                          8,800            1,001
  Net assets at end of year (000's)    $   100,614           $9,885
  Average net assets during the year
    (000's)                            $    42,232           $9,944
---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND
------------------------------------------------------------------------------
                                                         PERIOD FROM
                                        FISCAL YEAR    APRIL 29, 1994
                                           ENDED             TO
                                       MAY 31, 1995     MAY 31, 1994
                                       -------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                       $9.87             $10.00(1)
                                       -------------------------------
+ INCOME (LOSS)
    from net investment income                 0.09              0.02
    from net realized & unrealized
    gain (loss) on securities                  1.22             (0.13)
                                       -------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                    1.31             (0.11)
                                       -------------------------------
- DISTRIBUTIONS
    from net investment income                (0.09)           (0.02)
                                       -------------------------------
= SHARE VALUE
    AT END OF YEAR                           $11.09             $9.87
                                       -------------------------------
TOTAL RETURN                                 13.35%           (1.11)%
                                       -------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                    0.86%             0.07%
  Ratio of net invest. income to
    average net assets                        0.93%             0.22%
  Portfolio turnover rate                       97%               11%
  Number of shares outstanding at end
    of year (000's)                           3,867             1,002
  Net assets at end of year (000's)    $     42,867    $        9,890
  Average net assets during the year
    (000's)                            $     21,910    $        9,946
---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                        5

CAPITAL CONSERVATION FUND
------------------------------------------------------------------------------

                                                                     FISCAL YEAR ENDED MAY 31,
                                       --------------------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990       1989       1988
                                       --------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $9.13      $9.87      $9.29      $8.81      $9.08      $9.48      $9.29      $9.51
                                       --------------------------------------------------------------------------------------
+ INCOME (LOSS)
  from net investment income                0.63       0.61       0.65       0.69       0.73       0.80       0.75       0.63
  from net realized & unrealized gain
    (loss) on securities                    0.39      (0.69)      0.58       0.48      (0.27)     (0.36)      0.17      (0.24)
                                       --------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS                              1.02      (0.08)      1.23       1.17       0.46       0.44       0.92       0.39
                                       --------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income             (0.63)     (0.61)     (0.65)     (0.69)     (0.73)     (0.84)     (0.73)     (0.61)
    from net realized gain on
      securities                                      (0.05)
                                       --------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                    (0.63)     (0.66)     (0.65)     (0.69)     (0.73)     (0.84)     (0.73)     (0.61)
                                       --------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                         $9.52      $9.13      $9.87      $9.29      $8.81      $9.08      $9.48      $9.29
                                       --------------------------------------------------------------------------------------
TOTAL RETURN                              11.80%    (1.13)%     13.60%     13.72%      5.40%      4.73%     10.45%      4.16%
                                       --------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 0.58%      0.59%      0.67%      0.77%      0.83%      0.83%      0.88%      1.66%
  Ratio of net invest. income to
    average net assets                     6.88%      6.24%      6.77%      7.80%      8.25%      8.64%      8.82%      6.73%
  Portfolio turnover rate                   100%        55%        58%       121%       142%       125%        55%        27%
  Number of shares outstanding at end
    of period (000's)                      6,935      6,712      5,095      3,939      2,333      1,983      1,429        563
  Net assets at end of period (000's)    $66,031    $61,305    $50,290    $36,609    $20,541    $18,006    $13,544     $5,226
  Average net assets during the
    period (000's)                       $61,568    $59,210    $43,316    $29,793    $19,105    $16,278     $9,562     $4,584

                                                  PERIOD FROM
                                                  DECEMBER 16,
                                                    1985 TO
                                                    MAY 31,
                                         1987         1986
--------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $9.81    $  10.00(1)

+ INCOME (LOSS)
  from net investment income                0.62        0.17
  from net realized & unrealized gain
    (loss) on securities                   (0.31)      (0.19)

  TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS                              0.31       (0.02)

- DISTRIBUTIONS
    from net investment income             (0.61)      (0.17)
    from net realized gain on
      securities

    TOTAL DISTRIBUTIONS                    (0.61)      (0.17)

= SHARE VALUE
    AT END OF YEAR                         $9.51    $   9.81

TOTAL RETURN                               2.96%     (0.42)%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 1.23%       0.41%
  Ratio of net invest. income to
    average net assets                     6.33%       2.72%
  Portfolio turnover rate                   238%        120%
  Number of shares outstanding at end
    of period (000's)                        417         241
  Net assets at end of period (000's)     $3,963    $  2,365
  Average net assets during the
    period (000's)                        $3,252    $    567
----------

  (1) The net asset value at the beginning of the period is as of commencement of operations on December 16, 1985.

                                        6

GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------

                                                                     FISCAL YEAR ENDED MAY 31,
                                       --------------------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990       1989       1988
                                       --------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $9.55     $10.30      $9.84      $9.34      $9.20      $9.42      $9.24      $9.51
                                       --------------------------------------------------------------------------------------
+ INCOME (LOSS)
    from investment income                  0.60       0.55       0.61       0.65       0.66       0.70       0.71       0.61
    from net realized & unrealized
      gain (loss) on securities             0.35      (0.59)      0.59       0.49       0.14      (0.17)      0.15      (0.28)
                                       --------------------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 0.95      (0.04)      1.20       1.14       0.80       0.53       0.86       0.33
                                       --------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income             (0.61)     (0.55)     (0.61)     (0.64)     (0.66)     (0.75)     (0.68)     (0.60)
    from net realized gain on
      securities                                      (0.16)     (0.13)
                                       --------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                    (0.61)     (0.71)     (0.74)     (0.64)     (0.66)     (0.75)     (0.68)     (0.60)
                                       --------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                         $9.89      $9.55     $10.30      $9.84      $9.34      $9.20      $9.42      $9.24
                                       --------------------------------------------------------------------------------------
TOTAL RETURN                              10.43%    (0.66)%     12.56%     12.60%      9.28%      5.76%      9.57%      3.45%
                                       --------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 0.58%      0.59%      0.67%      0.76%      0.87%      0.86%      0.85%      1.66%
  Ratio of net invest. income to
    average net assets                     6.36%      5.44%      6.08%      6.77%      7.25%      7.77%      7.89%      6.48%
  Portfolio turnover rate                   229%        85%       105%        78%        87%        85%        38%        36%
  Number of shares outstanding at end
    of year (000's)                        5,478      4,544      3,110      2,090      1,468        978        570        405
  Net assets at end of year (000's)    $  54,174  $  43,401  $  32,023  $  20,559  $  13,711  $   8,997  $   5,374  $   3,747
  Average net assets during the year
    (000's)                            $  45,200  $  41,596  $  26,145  $  17,069  $  11,393  $   7,233  $   4,565  $   3,257

                                                  PERIOD FROM
                                                  DECEMBER 16,
                                                    1985 TO
                                                    MAY 31,
                                         1987         1986
-------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $9.74     $10.00(1)

+ INCOME (LOSS)
    from investment income                  0.60       0.16
    from net realized & unrealized
      gain (loss) on securities            (0.23)     (0.26)

    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 0.37      (0.10)

- DISTRIBUTIONS
    from net investment income             (0.60)     (0.16)
    from net realized gain on
      securities

    TOTAL DISTRIBUTIONS                    (0.60)     (0.16)

= SHARE VALUE
    AT END OF YEAR                         $9.51      $9.74

TOTAL RETURN                               3.62%    (1.68)%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 1.24%      0.41%
  Ratio of net invest. income to
    average net assets                     6.38%      2.61%
  Portfolio turnover rate                   229%       149%
  Number of shares outstanding at end
    of year (000's)                          302        145
  Net assets at end of year (000's)    $   2,871     $1,412
  Average net assets during the year
    (000's)                            $   2,237     $  377
 ------------

  (1) The net asset value at the beginning of the period is as of commencement of operations on December 16, 1985.

INTERNATIONAL GOVERNMENT BOND FUND
------------------------------------------------------------------------------

                                                                            PERIOD FROM
                                                                             OCTOBER 1,
                                           FISCAL YEAR ENDED MAY 31,          1991 TO
                                       ----------------------------------     MAY 31,
                                          1995        1994        1993          1992
                                       -------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $10.97      $11.16      $10.43        $10.00(1)
                                       -------------------------------------------------
+ INCOME (LOSS)
    from net investment income               0.65        0.62        0.76          0.48
    from net realized & unrealized
      gain (loss) on securities and
      foreign currencies                     1.80       (0.20)       0.70          0.42
                                       -------------------------------------------------
    TOTAL INCOME FROM INVESTMENT
      OPERATIONS                             2.45        0.42        1.46          0.90
                                       -------------------------------------------------
- DISTRIBUTIONS
    from net investment income              (0.70)      (0.60)      (0.73)        (0.47)
    from net realized gain on
      securities                                        (0.01)
                                       -------------------------------------------------
    TOTAL DISTRIBUTIONS                     (0.70)      (0.61)      (0.73)        (0.47)
                                       -------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                         $12.72      $10.97      $11.16        $10.43
                                       -------------------------------------------------
TOTAL RETURN                               23.23%       3.87%      14.50%         9.18%
                                       -------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                  0.59%       0.48%       0.14%         0.08%
  Ratio of net invest. income to
    average net assets                      5.83%       5.87%       7.02%         4.62%
  Portfolio turnover rate                      6%          3%         26%           12%
  Number of shares outstanding at end
    of year (000's)                         6,111       3,741       2,062         1,259
  Net assets at end of year (000's)    $   77,734  $   41,028  $   23,009   $    13,126
  Average net assets during the year
    (000's)                            $   51,451  $   33,561  $   18,135   $    11,938

---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

                                        7

SOCIAL AWARENESS FUND
------------------------------------------------------------------------------

                                                                                                      PERIOD FROM
                                                       FISCAL YEAR ENDED MAY 31,                   OCTOBER 2, 1989
                                       ----------------------------------------------------------        TO
                                          1995        1994        1993        1992        1991      MAY 31, 1990
                                       ---------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                     $11.98      $12.12      $11.43      $11.13      $10.59         $10.00(1)
                                       ---------------------------------------------------------------------------
+ INCOME (LOSS)
    from net investment income               0.27        0.26        0.24        0.26        0.26           0.20
    from net realized & unrealized
      gain (loss) on securities              1.75       (0.02)       1.22        0.30        0.54           0.59
                                       ---------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                  2.02        0.24        1.46        0.56        0.80           0.79
                                       ---------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income              (0.27)      (0.26)      (0.24)      (0.26)      (0.26)         (0.20)
    from net realized gain on
      securities                            (0.71)      (0.12)      (0.53)
                                       ---------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                     (0.98)      (0.38)      (0.77)      (0.26)      (0.26)         (0.20)
                                       ---------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                         $13.02      $11.98      $12.12      $11.43      $11.13         $10.59
                                       ---------------------------------------------------------------------------
TOTAL RETURN                               18.19%       1.97%      13.08%       5.08%       7.89%          8.09%
                                       ---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                  0.58%       0.60%       0.63%       0.16%       0.44%          0.23%
  Ratio of net invest. income to
    average net assets                      2.22%       2.19%       2.14%       2.34%       2.66%          2.04%
  Portfolio turnover rate                    148%         83%        106%        203%        100%            95%
  Number of shares outstanding at end
    of year (000's)                         4,143       3,817       2,819       1,799         973            612
  Net assets at end of year (000's)    $   53,927  $   45,729  $   34,166  $   20,570  $   10,835  $       6,485
  Average net assets during the year
    (000's)                            $   47,942  $   41,002  $   26,920  $   15,365  $    7,959  $       5,358

---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

SCIENCE & TECHNOLOGY FUND
------------------------------------------------------------------------------
                                                         PERIOD FROM
                                        FISCAL YEAR    APRIL 29, 1994
                                           ENDED             TO
                                       MAY 31, 1995     MAY 31, 1994
                                       -------------------------------
PER SHARE DATA
SHARE VALUE
  AT BEGINNING OF YEAR                       $9.83          $10.00(1)
                                       -------------------------------
+ INCOME (LOSS)
    from net investment income                0.03            0.00
    from realized & unrealized gain
      (loss) on securities                    4.72           (0.17)
                                       -------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                   4.75           (0.17)
                                       -------------------------------
- DISTRIBUTIONS
    from net investment income               (0.02)          (0.00)
    from net realized gain on
      securities                             (0.13)          (0.00)
                                       -------------------------------
    TOTAL DISTRIBUTIONS                      (0.15)          (0.00)
                                       -------------------------------
= SHARE VALUE
    AT END OF YEAR                          $14.43           $9.83
                                       -------------------------------
TOTAL RETURN                                48.61%         (1.66)%
                                       -------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                   1.00%           0.08%
  Ratio of net invest. income to
    average net assets                       0.36%           0.04%
  Portfolio turnover rate                     121%              0%
  Number of shares outstanding at end
    of year (000's)                         11,550           1,001
  Net assets at end of year (000's)      $ 166,683         $ 9,834
  Average net assets during the year
    (000's)                              $  64,974         $ 9,918
---------

  (1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                        8

MONEY MARKET FUND
------------------------------------------------------------------------------

                                                                    FISCAL YEAR ENDED MAY 31,
                                       ------------------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990       1989      1988
                                       ------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
    AT BEGINNING OF YEAR                  $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                       ------------------------------------------------------------------------------------
+ INCOME (LOSS)
    from net investment income             0.05       0.03       0.03       0.05       0.07       0.08       0.08      0.05
                                       ------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income            (0.05)     (0.03)     (0.03)     (0.05)     (0.07)     (0.08)     (0.08)    (0.05)
                                       ------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                       ------------------------------------------------------------------------------------
TOTAL RETURN                              4.90%      2.83%      2.85%      4.47%      7.11%      8.31%      8.63%     6.02%
                                       ------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                0.57%      0.58%      0.63%      0.67%      0.68%      0.74%      0.46%     1.77%
  Ratio of net invest. income to
    average net assets                    4.75%      2.78%      2.81%      4.42%      6.86%      7.93%      8.39%     5.30%
  Number of shares outstanding at end
    of year (000's)                      82,256     50,534     45,323     48,355     38,572     27,628     21,445     7,336
  Total net assets at end of year
    (000's)                            $ 82,254   $ 50,533   $ 45,322   $ 48,353   $ 38,570   $ 27,628   $ 21,445   $ 7,341
  Average net assets during the year
    (000's)                            $ 67,021   $ 46,222   $ 45,562   $ 46,305   $ 34,733   $ 22,563   $ 13,385   $ 5,390

                                                  PERIOD FROM
                                                  DECEMBER 16,
                                                   1985 TO
                                        1987     MAY 31, 1986
-------------------------------------------------------------
PER SHARE DATA
SHARE VALUE
    AT BEGINNING OF YEAR                 $1.00       $1.00(1)

+ INCOME (LOSS)
    from net investment income            0.05        0.02

- DISTRIBUTIONS
    from net investment income           (0.05)      (0.02)

= SHARE VALUE
    AT END OF YEAR                       $1.00       $1.00

TOTAL RETURN                             4.85%       2.82%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                               1.17%       0.40%
  Ratio of net invest. income to
    average net assets                   4.93%       2.39%
  Number of shares outstanding at end
    of year (000's)                      2,800         451
  Total net assets at end of year
    (000's)                            $ 2,800        $451
  Average net assets during the year
    (000's)                            $ 1,844        $152
 ------------

  (1) The net asset value at the beginning of the period is as of commencement of operations on December 16, 1985.

TIMED OPPORTUNITY FUND
------------------------------------------------------------------------------

                                                                     FISCAL YEAR ENDED MAY 31,
                                       --------------------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990       1989       1988
                                       --------------------------------------------------------------------------------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR          $10.84     $11.18     $10.66     $11.05     $10.48     $10.06      $9.40     $11.07
                                       --------------------------------------------------------------------------------------
+ INCOME
    from net investment income              0.44       0.37       0.35       0.30       0.40       0.55       0.62       0.35
    from net realized & unrealized
      gain (loss) on securities             0.82      (0.15)      0.61      (0.19)      0.57       0.44       0.65      (0.31)
                                       --------------------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 1.26       0.22       0.96       0.11       0.97       0.99       1.27       0.04
                                       --------------------------------------------------------------------------------------
- DISTRIBUTIONS
    from net investment income             (0.44)     (0.37)     (0.35)     (0.30)     (0.40)     (0.57)     (0.61)     (0.35)
    from net realized gain on
      securities                           (0.42)     (0.19)     (0.09)     (0.20)                                      (1.36)
                                       --------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                    (0.86)     (0.56)     (0.44)     (0.50)     (0.40)     (0.57)     (0.61)     (1.71)
                                       --------------------------------------------------------------------------------------
= SHARE VALUE
    AT END OF YEAR                        $11.24     $10.84     $11.18     $10.66     $11.05     $10.48     $10.06      $9.40
                                       --------------------------------------------------------------------------------------
TOTAL RETURN                              12.43%      1.86%      9.17%      0.87%      9.75%     10.06%     14.00%      0.88%
                                       --------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 0.58%      0.59%      0.70%      0.90%      0.92%      0.92%      1.00%      1.01%
  Ratio of net invest. income to
    average net assets                     4.03%      3.24%      3.28%      2.72%      3.94%      5.38%      6.43%      3.56%
  Portfolio turnover rate                   133%        76%        78%       111%        55%        51%        93%       162%
  Number of shares outstanding at end
    of year (000's)                       16,319     17,956     14,758     13,341     11,891     11,158      9,969      9,196
  Net assets at end of year (000's)    $ 183,393  $ 194,576  $ 165,002  $ 142,213  $ 131,416  $ 116,966  $ 100,248  $  86,476
  Average net assets during the year
    (000's)                            $ 186,487  $ 185,036  $ 151,450  $ 137,179  $ 116,266  $ 107,626  $  92,364  $  77,192

                                         1987       1986
-----------------------------------------------------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR          $10.79      $9.41

+ INCOME
    from net investment income              0.32       0.45
    from net realized & unrealized
      gain (loss) on securities             0.75       1.37

    TOTAL INCOME (LOSS) FROM
      INVESTMENT OPERATIONS                 1.07       1.82

- DISTRIBUTIONS
    from net investment income             (0.32)     (0.44)
    from net realized gain on
      securities                           (0.47)

    TOTAL DISTRIBUTIONS                    (0.79)     (0.44)

= SHARE VALUE
    AT END OF YEAR                        $11.07     $10.79

TOTAL RETURN                              10.72%     19.81%

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net
    assets                                 1.28%      1.44%
  Ratio of net invest. income to
    average net assets                     3.04%      4.54%
  Portfolio turnover rate                   172%       162%
  Number of shares outstanding at end
    of year (000's)                        5,914      3,629
  Net assets at end of year (000's)    $  65,498  $  39,155
  Average net assets during the year
    (000's)                            $  49,902  $  34,293

                                        9

ABOUT THE FUND'S MANAGEMENT

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. Since May 30, 1985, VALIC has been the Investment Adviser for the funds that comprise the Series Company.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC is responsible for each Fund's day to day operations. Also, VALIC develops Fund investment strategy and buys and sells Fund investments. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed once each year, by the Series Company Board of Directors.

One Investment Advisory Agreement covers these Funds:

FUND NAME                                      EFFECTIVE DATE OF AGREEMENT
---------------------------------------------  ---------------------------------
Timed Opportunity Fund                         September 7, 1990
Money Market Fund
Capital Conservation Fund
Government Securities Fund
International Equities Fund
Social Awareness Fund

International Government Bond Fund             October 1, 1991

Another Investment Advisory Agreement covers these Funds:

FUND NAME                                      EFFECTIVE DATE OF AGREEMENT
---------------------------------------------  ---------------------------------
MidCap Index Fund                              May 1, 1992
Stock Index Fund
Small Cap Index Fund

Growth Fund                                    May 1, 1994
Growth & Income Fund
Science & Technology Fund

For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

VALIC'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

The Sub-advisers are:

BANKERS TRUST COMPANY ("BANKERS TRUST")

Since May 1, 1992, Bankers Trust has been the Sub-adviser for the MidCap Index Fund, the Stock Index Fund, and the Small Cap Index Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of December 31, 1994, Bankers Trust managed $184.8 billion in assets. Bankers Trust is entirely owned by the Bankers Trust New York Corporation, a bank holding company. It is the seventh largest U.S. bank-holding company as of December 31, 1994.

BANKERS TRUST'S PRINCIPAL OFFICES ARE LOCATED AT 130 LIBERTY ST., NEW YORK, NEW YORK 10006.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

Since May 1, 1994, T. Rowe Price has been the Sub-adviser for the Growth Fund and the Science & Technology Fund. T. Rowe Price was incorporated in Maryland in 1947.

The firm, which was founded by Thomas Rowe Price in 1938, is one of the pioneers of growth stock investment. T. Rowe Price is one of the leading fund managers with $62.7 billion of assets under management as of March 31, 1995. Its approach to managing money is based on proprietary research and a strict investment discipline developed over 50 years.

T. ROWE PRICE'S PRINCIPAL OFFICES ARE LOCATED AT 100 EAST PRATT STREET, BALTIMORE, MARYLAND 21202.

VALUE LINE, INC. ("VALUE LINE")

Since May 1, 1994, Value Line has been the Sub-adviser for the Growth & Income Fund.

Value Line, with assets under management in excess of $4 billion as of June 30, 1995, provides investment counseling services to companies and others. Investment selection is based on the Value Line Ranking System for Timeliness, which has evolved over many years of research. Value Line also publishes the Value Line Investment Survey, one of the best known U.S. investment advisory services covering about 1,700 stocks, organized into 90 industries. The majority of Value Line's outstanding stock is owned by Arnold Bernhard & Co., Inc. Value Line is a New York corporation.

VALUE LINE'S PRINCIPAL OFFICES ARE LOCATED AT 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5981.

                                       10

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A portfolio manager is a person or team of persons VALIC, or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard and value the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

FUND NAME                                  ADVISORY FEE (ANNUAL RATE)
Index Equity Funds
    Stock Index Fund
    MidCap Index Fund                   0.35% on the first $500 million;
    Small Cap Index Fund                0.25% on assets over $500 million
    International Equities Fund
Growth Fund                                            0.80%
Growth & Income Fund                                   0.75%
Capital Conservation Fund                              0.50%
Government Securities Fund                             0.50%
International Government Bond Fund                     0.50%
Social Awareness Fund                                  0.50%
Science & Technology Fund                              0.90%
Money Market Fund                                      0.50%
Timed Opportunity Fund                                 0.50%

The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If VALIC decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days notice, in writing, to the Series Company. To date, VALIC has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.

For the fiscal year ended May 31, 1995, the total expenses paid by the Series Company of each Fund's average net assets were, as a percentage, as follows:

FUND NAME                                      TOTAL EXPENSES RATIO
Stock Index Fund                                       .38%
MidCap Index Fund                                      .44%
Small Cap Index Fund                                   .44%
International Equities Fund                            .45%
Growth Fund                                            .91%
Growth & Income Fund                                   .86%
Capital Conservation Fund                              .58%
Government Securities Fund                             .58%
International Government Bond Fund                     .59%
Social Awareness Fund                                  .58%
Science & Technology Fund                             1.00%
Money Market Fund                                      .57%
Timed Opportunity Fund                                 .58%

                                       11

THE SUB-ADVISERS

According to the agreements we have with the Sub-advisers, we pay them directly out of the fee we receive from the Funds. The Funds do not pay the Sub-advisers directly. We pay them a percentage of what is paid to us by the Funds. We and the Sub-advisers may agree to change the amount of money we pay them when their agreements are renewed each year. Any such change increasing the charge would have to be approved by the Series Company Board of Directors and by the shareholders of the Fund.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay to Bankers Trust a monthly fee based on the respective average daily net asset values of the MidCap Index Fund, the Stock Index Fund and the Small Cap Index Fund at the annual rate of .05% on the first $500 million and .03% on assets over $500 million.

Under the Investment Sub-Advisory Agreement we have with T. Rowe Price, we pay
T. Rowe Price a monthly fee based on average daily net asset values of the Growth Fund at an annual rate of .50% and the Science & Technology Fund at the annual rate of .60%.

Under the Investment Sub-Advisory Agreement we have with Value Line, we pay Value Line a monthly fee based on the average daily net asset value of the Growth & Income Fund at an annual rate of .45%.

VALIC is required to pay a minimum yearly sub-advisory fee of $50,000 for the Small Cap Index Fund. There are no minimum yearly sub-advisory fees for the Stock Index Fund, MidCap Index Fund, Growth Fund, Growth & Income Fund and the Science & Technology Fund.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to manage these Funds and to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants. Further in the case of T. Rowe Price it may include any indirectly related broker.

The Investment Company Act of 1940 ("1940 Act") permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary broker's commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the Securities and Exchange Commission ("SEC"). The Series Company and the Sub-adviser will enter into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

FOR MORE INFORMATION ON WHAT THE SUB-ADVISERS ARE PAID, SEE THE "INVESTMENT SUB-ADVISERS" SECTION IN THE STATEMENT OF ADDITIONAL INFORMATION.

ABOUT THE BOARD OF DIRECTORS

The Series Company Board of Directors currently consists of nine members: five are independent directors, three are VALIC employees, and one is an employee of American General Corporation.

The Board of Directors may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

                                       12

ABOUT THE FUNDS

GROWTH, INCOME AND STABILITY CATEGORIES

The Funds offered in this prospectus fall into three general investment categories: growth, income and stability.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

SERIES COMPANY GROWTH CATEGORY INCLUDES:

Growth Fund                          Growth & Income Fund
Stock Index Fund                     Social Awareness Fund
MidCap Index Fund                    Science & Technology Fund
Small Cap Index Fund                 Timed Opportunity Fund
International Equities Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

SERIES COMPANY INCOME CATEGORY INCLUDES:

Capital Conservation Fund            International Government Bond Fund
Government Securities Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

SERIES COMPANY STABILITY CATEGORY INCLUDES:

    Money Market Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments"
section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

                                       13

For each of the last two fiscal years the portfolio turnover rates for each of the Funds except the Money Market Fund were, as follows:

                                              FISCAL YEAR ENDING
                                        ------------------------------
                                        MAY 31, 1994      MAY 31, 1995
                                        ------------      ------------
Stock Index Fund                               3%               14%
MidCap Index Fund                             17%               23%
Small Cap Index Fund                          16%               34%
International Equities Fund                    7%               14%
Growth Fund                                    0%*              61%
Growth & Income Fund                          11%*              97%
Capital Conservation Fund                     55%              100%
Government Securities Fund                    85%              229%
International Government Bond Fund             3%                6%
Social Awareness Fund                         83%              148%
Science & Technology Fund                     *0%              121%
Timed Opportunity Fund                        76%              133%
---------

* For period April 29, 1994 to May 31, 1994

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

Excessive short-term trading may result in excessive "short-short income" under the Internal Revenue Code ("Code"). Excessive "short-short income" in a Fund could affect a Fund's status as a regulated investment company (RIC) under the Code. Failure of a Fund to qualify as a RIC could cause the separate accounts investing in the Fund to be nondiversified under Section 817[h] of the Code. See "Income Dividends, Capital Gains", "Diversification" and "Taxes" in this prospectus for a fuller discussion of certain of these tax provisions.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Current Fund performance and information as to how this Fund performance information is calculated appears in the Statement of Additional Information. Additionally information on separate account performance appears in your contract prospectus.

                                       14

HOW TO READ A FUND FACT SHEET
-------------------------------------------------------------------------------
                                                      _ _ _ _ _ _ _ _ _ _ _ _ _
FUND HIGHLIGHTS -----------  [Line to applicable     |                         |
Gives you a quick recap      section of fact sheet]  |                         |
of each Fund.                                        |                         |
                                                     |                         |
FUND NAME -----------------  [Line to applicable     |                         |
                             section of fact sheet]  |                         |
INVESTMENT ADVISER;                                  |                         |
INVESTMENT SUB-ADVISER                               |                         |
They make the investment --  [Line to applicable     |                         |
decisions for the Fund.      section of fact sheet]  |        FACSIMILE        |
See "About the Fund's                                |                         |
Management" for more                                 |                         |
information.                                         |                         |
                                                     |                         |
PORTFOLIO MANAGER                                    |                         |
Some Funds have a specific                           |                         |
person or persons assigned                           |           OF            |
as the portfolio manager.                            |                         |
This person is described                             |                         |
here. The portfolio                                  |                         |
manager's role is explained                          |                         |
in "About the Fund's                                 |                         |
Management".                                         |                         |
                                                     |         STOCK           |
INVESTMENT OBJECTIVE ------  [Line to applicable     |                         |
This is the goal of the      section of fact sheet]  |                         |
Fund, which is set by the                            |                         |
Series Company Board of                              |                         |
Directors.                                           |                         |
                                                     |                         |
INVESTMENT RISK -----------  [Line to applicable     |         INDEX           |
Shows some of the            section of fact sheet]  |                         |
investment risks of the                              |                         |
Fund.                                                |                         |
                                                     |                         |
INVESTMENT STRATEGY -------  [Line to applicable     |                         |
This section explains how    section of fact sheet]  |                         |
the Investment Advisers go                           |          FUND           |
about meeting the Fund's                             |                         |
Investment Objective.                                |                         |
                                                     |                         |
FUND INVESTMENTS ----------  [Line to applicable     |                         |
Shows the types of           section of fact sheet]  |                         |
investments the Fund makes.                          |                         |
                                                     |          FACT           |
PERFORMANCE INFORMATION ---  [Line to applicable     |                         |
This shows the average       section of fact sheet]  |                         |
annual total return for the                          |                         |
Fund for the time period                             |                         |
indicated. Information                               |                         |
about how the Fund                                   |                         |
performed last year is                               |         SHEET           |
discussed. The graph also                            |                         |
shows the return for an                              |                         |
index to which we compare                            |                         |
the Fund's performance.                              |                         |
For all the Funds except                             |                         |
the four Index Funds,                                |                         |
we call this the Fund's                              |                         |
"benchmark". The difference                          |                         |
between the Fund and index                           |                         |
return is caused by Fund                             |                         |
expenses and tracking                                |                         |
differences.                                         |_ _ _ _ _ _ _ _ _ _ _ _ _|

                                       15

THE INDEX EQUITY FUNDS

INDEX FUNDS HAVE OUTPERFORMED MOST MUTUAL FUNDS OVER CONSECUTIVE TEN YEAR PERIODS. HOWEVER, BECAUSE THEY ARE MANAGED TO TRACK AN INDEX THEY WILL RISE AND FALL WITH THE MARKET.

Four of the 13 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?

An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY TO TRACK?

While there are more than a hundred different indexes, the Index Funds in this prospectus try to track four very prominent stock indexes:

THE STOCK INDEX FUND TRACKS THE STANDARD & POOR'S 500 STOCK INDEX*

The Standard & Poor's 500 Stock Index (S&P 500) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1995, this Index was tracking 34 of the same stocks tracked by the Russell 2000 Index.

THE MIDCAP INDEX FUND TRACKS THE STANDARD & POOR'S MIDCAP 400 INDEX*

The Standard & Poor's MidCap 400 Index (S&P MidCap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. Medium capitalized means the market value of these companies' stock is around $600 million.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1995, this Index was tracking 123 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.

THE SMALL CAP INDEX FUND TRACKS THE RUSSELL 2000 INDEX**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $750 million.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. Most of the companies tracked by this Index have common stocks with a market value of $100 million to $750 million.

The stocks tracked by this Index are updated monthly because many small capitalized companies eventually become medium capitalized companies and some fail.

                                       16

THE INTERNATIONAL EQUITIES FUND TRACKS THE MORGAN STANLEY CAPITAL INTERNATIONAL, EUROPE, AUSTRALIA AND THE FAR EAST (EAFE) INDEX

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

HOW CLOSELY CAN INDEX FUNDS TRACK THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r=0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above .95, when measured against the comparison index, shows good tracking.

The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

---------

 * "STANDARD & POOR'S", "S&P(R)", "S&P 500(R)" "S&P MIDCAP 400(R)" ARE TRADEMARKS OF STANDARD & POOR'S ("S&P"). NEITHER THE MIDCAP INDEX FUND NOR THE STOCK INDEX FUND IS SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P, AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTMENT IN THESE FUNDS.

** THE RUSSELL 2000 INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL
   TRUST COMPANY. THE SMALL CAP INDEX FUND IS NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH FRANK RUSSELL COMPANY. FRANK RUSSELL COMPANY IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY, OR COMPLETENESS, OR OTHERWISE.

                                       17

STOCK INDEX FUND                             ----------------------------------
Fact Sheet                                   Investment Goal
                                                                 GROWTH THROUGH
                                                           INVESTMENTS TRACKING
                                                              THE S&P 500 INDEX
                                             ----------------------------------
                                             Investment Category
                                                                         GROWTH
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".


INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

INVESTMENT RISK
The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in most of the stocks in the S&P 500 Index that, as a group, should reflect its performance. Since it's not possible for this Fund to buy every stock included in its Index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P 500 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                       PERCENT OF
FUND INVESTMENTS                       FUND'S ASSETS*
----------------------------------------------------------
Stocks in the S&P 500 Index            at least 65%
----------------------------------------------------------
Foreign stocks (listed and             no more than 20%
over-the-counter) in the S&P
500 Index
----------------------------------------------------------
Futures and options                    no more than 33%
----------------------------------------------------------
Investments not in the S&P             no more than 35%
500 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
----------------------------------------------------------
* At time of purchase.

                                       18

STOCK INDEX FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 20.36%, before subtracting expenses of 0.38%. This return represented a positive tracking difference of 0.17% compared to the S&P 500 Index. A combination of careful purchasing of securities and low cost trading techniques resulted in the close tracking of the Index.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
            INVESTMENT IN THE STOCK INDEX FUND AND THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                     1 Year      5 Year       Since Inception
                     19.98%      10.58%            10.11%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                         STOCK INDEX          S&P 500
                                            FUND               INDEX
                                         ------------      -------------
        20-Apr-87 ..................       10,000.00         10,000.00
        30-Apr-87 ..................        9,840.00          9,967.44
        31-May-87 ..................        9,920.16         10,053.86
        30-Jun-87 ..................       10,415.68         10,561.58
        31-Jul-87 ..................       10,915.14         11,096.63
        31-Aug-87 ..................       11,348.93         11,510.64
        30-Sep-87 ..................       11,066.44         11,258.33
        31-Oct-87 ..................        8,628.40          8,833.74
        30-Nov-87 ..................        7,971.04          8,105.75
        31-Dec-87 ..................        8,619.72          8,722.35
        31-Jan-88 ..................        8,936.32          9,089.21
        29-Feb-88 ..................        9,330.49          9,512.86
        31-Mar-88 ..................        9,041.01          9,219.01
        30-Apr-88 ..................        9,126.64          9,320.97
        31-May-88 ..................        9,177.83          9,401.60
        30-Jun-88 ..................        9,566.35          9,833.04
        31-Jul-88 ..................        9,529.48          9,795.77
        31-Aug-88 ..................        9,189.38          9,463.20
        30-Sep-88 ..................        9,591.57          9,866.43
        31-Oct-88 ..................        9,816.35         10,141.11
        30-Nov-88 ..................        9,665.56          9,996.60
        31-Dec-88 ..................        9,849.03         10,171.04
        31-Jan-89 ..................       10,532.84         10,915.87
        28-Feb-89 ..................       10,262.28         10,643.84
        31-Mar-89 ..................       10,461.40         10,892.16
        30-Apr-89 ..................       10,977.38         11,457.69
        31-May-89 ..................       11,417.37         11,921.26
        30-Jun-89 ..................       11,305.35         11,853.67
        31-Jul-89 ..................       12,284.06         12,923.94
        31-Aug-89 ..................       12,516.58         13,176.60
        30-Sep-89 ..................       12,472.83         13,123.10
        31-Oct-89 ..................       12,192.53         12,818.39
        30-Nov-89 ..................       12,443.45         13,079.75
        31-Dec-89 ..................       12,721.71         13,393.80
        31-Jan-90 ..................       11,878.02         12,494.54
        28-Feb-90 ..................       12,015.07         12,655.47
        31-Mar-90 ..................       12,350.76         12,990.84
        30-Apr-90 ..................       12,022.59         12,666.72
        31-May-90 ..................       13,218.83         13,901.85
        30-Jun-90 ..................       13,147.92         13,808.01
        31-Jul-90 ..................       13,052.56         13,763.69
        31-Aug-90 ..................       11,824.51         12,519.59
        30-Sep-90 ..................       11,255.21         11,910.26
        31-Oct-90 ..................       11,163.15         11,859.52
        30-Nov-90 ..................       11,885.15         12,626.12
        31-Dec-90 ..................       12,229.67         12,977.88
        31-Jan-91 ..................       12,739.04         13,543.07
        28-Feb-91 ..................       13,628.53         14,511.67
        31-Mar-91 ..................       13,936.95         14,863.14
        30-Apr-91 ..................       13,941.65         14,898.37
        31-May-91 ..................       14,538.40         15,541.09
        30-Jun-91 ..................       13,858.38         14,829.15
        31-Jul-91 ..................       14,489.63         15,520.33
        31-Aug-91 ..................       14,804.64         15,888.01
        30-Sep-91 ..................       14,545.68         15,622.21
        31-Oct-91 ..................       14,750.41         15,832.17
        30-Nov-91 ..................       14,211.59         15,194.29
        31-Dec-91 ..................       15,775.87         16,932.06
        31-Jan-92 ..................       15,450.66         16,616.62
        29-Feb-92 ..................       15,635.46         16,831.80
        31-Mar-92 ..................       15,310.15         16,504.42
        30-Apr-92 ..................       15,708.17         16,988.99
        31-May-92 ..................       15,784.21         17,072.24
        30-Jun-92 ..................       15,560.05         16,818.20
        31-Jul-92 ..................       16,183.23         17,505.23
        31-Aug-92 ..................       15,837.32         17,146.90
        30-Sep-92 ..................       16,042.51         17,348.37
        31-Oct-92 ..................       16,096.17         17,408.22
        30-Nov-92 ..................       16,633.50         18,000.97
        31-Dec-92 ..................       16,827.27         18,221.85
        31-Jan-93 ..................       16,992.56         18,374.18
        28-Feb-93 ..................       17,244.06         18,624.62
        31-Mar-93 ..................       17,621.36         19,017.60
        30-Apr-93 ..................       17,192.63         18,557.94
        31-May-93 ..................       17,637.58         19,054.37
        30-Jun-93 ..................       17,677.02         19,110.20
        31-Jul-93 ..................       17,598.74         19,033.38
        31-Aug-93 ..................       18,250.10         19,755.50
        30-Sep-93 ..................       18,106.93         19,603.98
        31-Oct-93 ..................       18,473.24         20,009.58
        30-Nov-93 ..................       18,287.99         19,818.89
        31-Dec-93 ..................       18,488.69         20,058.50
        31-Jan-94 ..................       19,092.22         20,740.49
        28-Feb-94 ..................       18,565.05         20,177.39
        31-Mar-94 ..................       17,748.25         19,297.65
        30-Apr-94 ..................       17,945.09         19,545.05
        31-May-94 ..................       18,218.46         19,865.78
        30-Jun-94 ..................       17,775.61         19,378.87
        31-Jul-94 ..................       18,342.70         20,015.28
        31-Aug-94 ..................       19,094.23         20,835.90
        30-Sep-94 ..................       18,623.21         20,326.46
        31-Oct-94 ..................       19,041.69         20,783.20
        30-Nov-94 ..................       18,356.68         20,026.28
        31-Dec-94 ..................       18,618.40         20,323.26
        31-Jan-95 ..................       19,112.67         20,850.25
        28-Feb-95 ..................       19,849.16         21,662.78
        31-Mar-95 ..................       20,417.80         22,302.05
        30-Apr-95 ..................       21,026.65         22,958.85
        31-May-95 ..................       21,858.44         23,876.51

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       19

MIDCAP INDEX FUND
Fact Sheet

INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS TRACKING THE S&P 400 MIDCAP INDEX
                                                  INVESTMENT CATEGORY -- GROWTH

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC       INVESTMENT SUB-ADVISER:  Bankers Trust

INVESTMENT OBJECTIVE --

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index.

INVESTMENT RISK

The S&P MidCap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P MidCap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in most of the stocks in the S&P MidCap 400 Index that, as a group, should reflect its performance. Since it's not possible for this Fund to buy every stock included in its index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P MidCap 400 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                          PERCENT OF FUND'S ASSETS*

Stocks in the S&P MidCap 400 Index        at least 65%

Foreign stocks (listed and                no more than 20%
over-the-counter)
in the S&P MidCap 400 Index

Futures and options                       no more than 33%

Investments not in the S&P MidCap         no more than 35%
400 Index
    Common stock and related securities
    High quality money market securities
    illiquid and restricted securities
---------

* At time of purchase.

                                       20

MIDCAP INDEX FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 13.70%, before subtracting expenses of 0.44%. This return represented a positive tracking difference of 0.20% compared to the S&P MidCap 400 Index. The positive tracking resulted from the use of futures to keep the Fund fully invested. The Fund uses some S&P 500 Index futures because of their high liquidity and lower cost. In the past year these futures outperformed the MidCap 400 Index and this contributed to the positive tracking of the Index.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE MIDCAP INDEX FUND AND
                            THE S&P MIDCAP 400 INDEX

                       Average Annual Total Return - Fund

                         1 Year          Since 10/1/91
                         19.98%              10.11%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                         MIDCAP INDEX        S&P MIDCAP
                                             FUND            400 INDEX
                                         ------------      -------------

        01-Oct-91 ..................       10,000.00         10,000.00
        31-Oct-91 ..................       10,386.29         10,391.80
        30-Nov-91 ..................       10,016.62         10,041.60
        31-Dec-91 ..................       11,190.90         11,228.61
        31-Jan-92 ..................       11,339.99         11,427.25
        29-Feb-92 ..................       11,496.15         11,609.06
        31-Mar-92 ..................       11,049.74         11,171.86
        30-Apr-92 ..................       10,901.18         11,038.47
        31-May-92 ..................       10,987.86         11,143.00
        30-Jun-92 ..................       10,671.41         10,824.87
        31-Jul-92 ..................       11,183.88         11,362.32
        31-Aug-92 ..................       10,911.94         11,090.54
        30-Sep-92 ..................       11,056.97         11,245.69
        31-Oct-92 ..................       11,312.32         11,515.03
        30-Nov-92 ..................       11,926.36         12,158.49
        31-Dec-92 ..................       12,298.40         12,566.28
        31-Jan-93 ..................       12,428.44         12,723.36
        28-Feb-93 ..................       12,262.11         12,545.36
        31-Mar-93 ..................       12,671.04         12,978.55
        30-Apr-93 ..................       12,328.19         12,638.90
        31-May-93 ..................       12,878.62         13,214.61
        30-Jun-93 ..................       12,939.28         13,280.81
        31-Jul-93 ..................       12,899.79         13,255.31
        31-Aug-93 ..................       13,431.85         13,802.62
        30-Sep-93 ..................       13,546.59         13,948.38
        31-Oct-93 ..................       13,579.81         13,993.85
        30-Nov-93 ..................       13,283.84         13,684.31
        31-Dec-93 ..................       13,885.20         14,319.53
        31-Jan-94 ..................       14,219.39         14,652.60
        28-Feb-94 ..................       14,015.91         14,444.68
        31-Mar-94 ..................       13,367.03         13,775.61
        30-Apr-94 ..................       13,473.09         13,878.10
        31-May-94 ..................       13,331.86         13,746.67
        30-Jun-94 ..................       12,864.32         13,273.24
        31-Jul-94 ..................       13,303.77         13,722.40
        31-Aug-94 ..................       13,998.41         14,441.04
        30-Sep-94 ..................       13,740.53         14,171.57
        31-Oct-94 ..................       13,886.05         14,326.47
        30-Nov-94 ..................       13,253.80         13,680.35
        31-Dec-94 ..................       13,365.56         13,805.93
        31-Jan-95 ..................       13,497.32         13,949.65
        28-Feb-95 ..................       14,213.12         14,680.89
        31-Mar-95 ..................       14,454.26         14,935.61
        30-Apr-95 ..................       14,746.43         15,235.51
        31-May-95 ..................       15,099.61         15,603.15

                            FISCAL YEAR ENDED MAY 31

    *Effective October 1, 1991, the Fund's name was changed from the Capital
     Accumulation Fund to the MidCap Index Fund. Additionally the investment objectives and investment program for the Fund were changed.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE MIDCAP INDEX FUND AND
                            THE S&P MIDCAP 400 INDEX

                       Average Annual Total Return - Fund

                      1 Year     5 year    10 year
                      13.26%     7.65%      7.93%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                          MIDCAP INDEX       S&P MIDCAP
                                              FUND           400 INDEX
                                          ------------     -------------

        01-Jun-85 ..................       10,000.00         10,000.00
        30-Jun-85 ..................        9,968.52         10,419.70
        30-Jul-85 ..................       10,025.04         10,428.35
        31-Aug-85 ..................        9,834.09         10,353.89
        30-Sep-85 ..................        9,397.32          9,858.87
        31-Oct-85 ..................        9,558.28         10,405.64
        30-Nov-85 ..................       10,152.43         11,052.35
        31-Dec-85 ..................       10,571.17         11,599.56
        31-Jan-86 ..................       10,631.65         11,792.92
        28-Feb-86 ..................       11,242.93         12,662.18
        31-Mar-86 ..................       11,500.97         13,272.49
        30-Apr-86 ..................       11,566.55         13,371.77
        31-May-86 ..................       12,122.41         13,897.82
        30-Jun-86 ..................       12,027.79         14,268.47
        31-Jul-86 ..................       11,151.57         13,563.32
        31-Aug-86 ..................       11,688.38         14,304.56
        30-Sep-86 ..................       10,563.84         13,175.22
        31-Oct-86 ..................       11,158.17         13,727.52
        30-Nov-86 ..................       11,237.25         13,722.17
        31-Dec-86 ..................       10,977.43         13,479.83
        31-Jan-87 ..................       12,032.16         15,215.09
        28-Feb-87 ..................       12,755.21         15,923.96
        31-Mar-87 ..................       12,809.79         16,299.45
        30-Apr-87 ..................       12,559.64         15,759.12
        31-May-87 ..................       12,643.02         15,598.07
        30-Jun-87 ..................       12,895.93         16,161.31
        31-Jul-87 ..................       13,233.38         16,615.44
        31-Aug-87 ..................       13,850.36         17,217.92
        30-Sep-87 ..................       13,720.19         16,885.44
        31-Oct-87 ..................       10,488.96         12,894.40
        30-Nov-87 ..................        9,769.63         12,257.93
        31-Dec-87 ..................       10,566.20         13,205.71
        31-Jan-88 ..................       10,884.00         13,810.54
        29-Feb-88 ..................       11,593.95         14,687.09
        31-Mar-88 ..................       11,488.01         14,925.76
        30-Apr-88 ..................       11,586.60         15,001.13
        31-May-88 ..................       11,719.66         14,687.76
        30-Jun-88 ..................       12,468.84         15,746.16
        31-Jul-88 ..................       12,113.69         15,323.06
        31-Aug-88 ..................       11,599.11         14,967.41
        30-Sep-88 ..................       11,948.73         15,539.91
        31-Oct-88 ..................       11,930.78         15,646.98
        30-Nov-88 ..................       11,673.08         15,342.18
        31-Dec-88 ..................       12,051.11         15,961.54
        31-Jan-89 ..................       12,810.07         17,049.00
        28-Feb-89 ..................       12,612.93         17,105.10
        31-Mar-89 ..................       12,814.70         17,485.00
        30-Apr-89 ..................       13,220.87         18,431.11
        31-May-89 ..................       13,718.64         19,320.78
        30-Jun-89 ..................       13,210.35         19,234.81
        31-Jul-89 ..................       14,081.55         20,377.35
        31-Aug-89 ..................       14,325.10         21,101.16
        30-Sep-89 ..................       14,350.71         21,333.90
        31-Oct-89 ..................       13,729.82         20,436.81
        30-Nov-89 ..................       14,031.95         20,888.26
        31-Dec-89 ..................       14,375.15         21,634.39
        31-Jan-90 ..................       13,450.94         19,804.77
        28-Feb-90 ..................       13,806.55         20,516.16
        31-Mar-90 ..................       14,139.87         20,959.72
        30-Apr-90 ..................       13,520.88         20,146.06
        31-May-90 ..................       14,845.90         22,112.72
        30-Jun-90 ..................       14,816.58         22,203.60
        31-Jul-90 ..................       14,532.60         21,696.03
        31-Aug-90 ..................       13,070.62         19,447.02
        30-Sep-90 ..................       12,245.01         18,256.08
        31-Oct-90 ..................       11,876.75         17,700.00
        30-Nov-90 ..................       12,744.70         19,401.15
        31-Dec-90 ..................       13,038.82         20,527.38
        31-Jan-91 ..................       13,620.37         22,149.05
        28-Feb-91 ..................       14,499.05         24,137.81
        31-Mar-91 ..................       14,599.97         25,238.98
        30-Apr-91 ..................       14,507.56         25,232.67
        31-May-91 ..................       14,876.21         26,395.64
        30-Jun-91 ..................       13,741.06         25,053.69
        31-Jul-91 ..................       14,297.70         26,561.42
        31-Aug-91 ..................       14,578.93         27,528.52
        30-Sep-91 ..................       14,217.30         27,439.60
        31-Oct-91 ..................       14,766.51         28,514.69
        30-Nov-91 ..................       14,240.94         27,553.74
        31-Dec-91 ..................       15,910.44         30,810.87
        31-Jan-92 ..................       16,122.41         31,355.91
        29-Feb-92 ..................       16,344.42         31,854.79
        31-Mar-92 ..................       15,709.75         30,655.14
        30-Apr-92 ..................       15,498.54         30,289.11
        31-May-92 ..................       15,621.78         30,575.95
        30-Jun-92 ..................       15,171.87         29,703.01
        31-Jul-92 ..................       15,900.47         31,177.76
        31-Aug-92 ..................       15,513.83         30,431.99
        30-Sep-92 ..................       15,720.02         30,857.73
        31-Oct-92 ..................       16,083.07         31,596.78
        30-Nov-92 ..................       16,956.06         33,362.40
        31-Dec-92 ..................       17,485.01         34,481.38
        31-Jan-93 ..................       17,669.89         34,912.40
        28-Feb-93 ..................       17,433.42         34,423.97
        31-Mar-93 ..................       18,014.80         35,612.63
        30-Apr-93 ..................       17,527.36         34,680.65
        31-May-93 ..................       18,309.92         36,260.35
        30-Jun-93 ..................       18,396.17         36,442.02
        31-Jul-93 ..................       18,340.02         36,372.05
        31-Aug-93 ..................       19,096.46         37,873.85
        30-Sep-93 ..................       19,259.59         38,273.80
        31-Oct-93 ..................       19,306.82         38,398.57
        30-Nov-93 ..................       18,886.03         37,549.19
        31-Dec-93 ..................       19,741.01         39,292.23
        31-Jan-94 ..................       20,216.14         40,206.16
        28-Feb-94 ..................       19,926.84         39,635.64
        31-Mar-94 ..................       19,004.32         37,799.72
        30-Apr-94 ..................       19,155.11         38,080.95
        31-May-94 ..................       18,954.31         37,720.32
        30-Jun-94 ..................       18,289.59         36,421.23
        31-Jul-94 ..................       18,914.37         37,653.73
        31-Aug-94 ..................       19,901.96         39,625.65
        30-Sep-94 ..................       19,535.32         38,886.24
        31-Oct-94 ..................       19,742.21         39,311.26
        30-Nov-94 ..................       18,843.33         37,538.33
        31-Dec-94 ..................       19,002.22         37,882.93
        31-Jan-95 ..................       19,189.54         38,277.29
        28-Feb-95 ..................       20,207.23         40,283.78
        31-Mar-95 ..................       20,550.06         40,982.71
        30-Apr-95 ..................       20,965.45         41,805.64
        31-May-95 ..................       21,467.57         42,814.41

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       21

SMALL CAP INDEX FUND
Fact Sheet

 INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS TRACKING THE RUSSELL 2000 INDEX
                                                 INVESTMENT CATEGORY -- GROWTH


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC        INVESTMENT SUB-ADVISER:  Bankers Trust

INVESTMENT OBJECTIVE --

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

INVESTMENT RISK --

The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund invests in a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. Since its not possible for this Fund to buy every stock included in its index or in the same proportions, we buy as many stocks as we need to closely track the performance of the Russell 2000 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                          PERCENT OF FUND'S ASSETS*

Stocks in the Russell 2000 Index          at least 65%

Foreign stocks (listed and                no more than 20%
over-the-counter)
in the Russell 2000 Index

Futures and options                       no more than 33%

Investments not in the Russell 2000       no more than 35%
Index
    Common stock and related securities
    High quality money market securities
    illiquid and restricted securities
 ---------
* At time of purchase.
                                        22

SMALL CAP INDEX FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 10.42%, before subtracting expenses of 0.44%. This return represented a positive tracking difference of 0.11% compared to the Russell 2000 Index. The positive tracking resulted from the use of futures to keep the Fund fully invested. The Fund uses some S&P 500 Index futures because of their high liquidity and lower cost. In the past year the S&P 500 Index outperformed the Russell 2000 Index and this contributed to the positive tracking of the Index.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE SMALL CAP INDEX FUND AND
                            THE RUSSELL 2000 INDEX

                       Average Annual Total Return - Fund

                         1 Year          Since Inception
                         9.98%              10.36%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                           SMALL CAP          RUSSELL
                                          INDEX FUND        2000 INDEX
                                         -------------     ------------

        01-May-92 ..................       10,000.00         10,000.00
        31-May-92 ..................        9,949.99         10,132.98
        30-Jun-92 ..................        9,502.07          9,653.76
        31-Jul-92 ..................        9,893.28          9,989.52
        31-Aug-92 ..................        9,694.79          9,707.63
        30-Sep-92 ..................        9,890.75          9,931.67
        31-Oct-92 ..................       10,133.68         10,247.35
        30-Nov-92 ..................       10,743.08         11,031.48
        31-Dec-92 ..................       11,101.31         11,415.79
        31-Jan-93 ..................       11,425.27         11,802.18
        28-Feb-93 ..................       11,120.62         11,529.58
        31-Mar-93 ..................       11,449.38         11,903.71
        30-Apr-93 ..................       11,108.05         11,576.96
        31-May-93 ..................       11,606.12         12,089.23
        30-Jun-93 ..................       11,665.27         12,164.65
        31-Jul-93 ..................       11,746.89         12,332.60
        31-Aug-93 ..................       12,252.47         12,865.39
        30-Sep-93 ..................       12,613.91         13,228.45
        31-Oct-93 ..................       12,880.89         13,568.93
        30-Nov-93 ..................       12,458.92         13,122.33
        31-Dec-93 ..................       12,869.40         13,571.00
        31-Jan-94 ..................       13,249.31         13,996.49
        28-Feb-94 ..................       13,175.84         13,945.87
        31-Mar-94 ..................       12,442.28         13,209.56
        30-Apr-94 ..................       12,481.86         13,288.07
        31-May-94 ..................       12,323.81         13,138.86
        30-Jun-94 ..................       11,897.80         12,692.71
        31-Jul-94 ..................       12,091.04         12,901.25
        31-Aug-94 ..................       12,752.81         13,620.14
        30-Sep-94 ..................       12,662.69         13,574.54
        31-Oct-94 ..................       12,631.73         13,520.96
        30-Nov-94 ..................       12,119.84         12,974.90
        31-Dec-94 ..................       12,440.34         13,323.49
        31-Jan-95 ..................       12,278.18         13,155.39
        28-Feb-95 ..................       12,770.50         13,702.64
        31-Mar-95 ..................       13,017.95         13,938.63
        30-Apr-95 ..................       13,320.98         14,248.56
        31-May-95 ..................       13,553.73         14,493.56

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       23
INTERNATIONAL EQUITIES FUND
Fact Sheet

         INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS TRACKING THE EAFE INDEX

                                                 INVESTMENT CATEGORY -- GROWTH

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: While this Fund attempts to track the performance of the EAFE Index, it is actively managed. William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1989. He has been Vice President and Investment Officer for the Series Company since 1987. Mr. Trimbur is also the portfolio manager for The International Government Bond Fund.

INVESTMENT OBJECTIVE --

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

INVESTMENT RISK --

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments don't have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund invests in a sampling of about 100 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. Since it's not possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Stocks in EAFE Index                   at least 65%

Other investments not in EAFE Index    no more than 35%
      Foreign equity and related
      securities including common
      stocks, convertible stocks,
      preferred stocks and warrants

Futures and options                    no more than 33%
      Covered put and call options
      on foreign currencies, listed
      and unlisted put and call
      options on currency futures,
      Listed and unlisted foreign
      currency futures contracts

High quality foreign and domestic      up to 100%
      money market securities**

    Illiquid and restricted            no more than 10%
      securities
---------
 *At time of purchase.

**It is possible we may invest up to 100% of the Fund's assets in short term, high quality, foreign and domestic money market securities when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

                                       24

INTERNATIONAL EQUITIES FUND
Fact Sheet

For the fiscal year ended May 31, 1995, the Fund had a return of 5.37% before subtracting expenses of 0.45%. This return represented a positive tracking difference of 0.44% compared to the EAFE Index. This tracking difference resulted from the Fund's heavy exposure to financial service companies. A second factor was the merger activity of companies in Europe which generated large gains in a small number of holdings. For the year, the gains in Europe were offset somewhat by the 21% decline in the Japanese market.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
               INVESTMENT IN THE INTERNATIONAL EQUITIES FUND AND
                                 THE EAFE INDEX

                       Average Annual Total Return - Fund

                     1 Year    5 Year      Since Inception
                     19.98%    4.67%            2.71%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                         INTERNATIONAL
                                         EQUITIES FUND      EAFE INDEX
                                         ------------      ------------

        02-Oct-89 ..................       10,000.00         10,000.00
        31-Oct-89 ..................        9,467.86          9,611.15
        30-Nov-89 ..................        9,954.00         10,094.23
        31-Dec-89 ..................       10,312.63         10,467.01
        31-Jan-90 ..................        9,946.33         10,077.54
        28-Feb-90 ..................        9,287.31          9,374.18
        31-Mar-90 ..................        8,435.58          8,397.36
        30-Apr-90 ..................        8,367.25          8,330.74
        31-May-90 ..................        9,257.81          9,281.55
        30-Jun-90 ..................        9,148.00          9,199.70
        31-Jul-90 ..................        9,312.00          9,329.28
        31-Aug-90 ..................        8,581.16          8,423.42
        30-Sep-90 ..................        7,674.32          7,249.50
        31-Oct-90 ..................        8,604.25          8,378.92
        30-Nov-90 ..................        8,228.58          7,884.54
        31-Dec-90 ..................        8,238.92          8,012.84
        31-Jan-91 ..................        8,473.44          8,271.71
        28-Feb-91 ..................        9,245.76          9,158.35
        31-Mar-91 ..................        8,740.62          8,608.43
        30-Apr-91 ..................        8,879.95          8,693.15
        31-May-91 ..................        8,914.12          8,784.11
        30-Jun-91 ..................        8,346.01          8,138.70
        31-Jul-91 ..................        8,804.92          8,538.48
        31-Aug-91 ..................        8,625.45          8,364.88
        30-Sep-91 ..................        9,053.84          8,836.44
        31-Oct-91 ..................        9,236.35          8,961.54
        30-Nov-91 ..................        8,822.09          8,543.15
        31-Dec-91 ..................        9,158.81          8,984.48
        31-Jan-92 ..................        8,915.44          8,792.75
        29-Feb-92 ..................        8,537.40          8,478.03
        31-Mar-92 ..................        7,949.67          7,918.30
        30-Apr-92 ..................        8,019.94          7,955.54
        31-May-92 ..................        8,495.84          8,488.04
        30-Jun-92 ..................        8,156.05          8,085.70
        31-Jul-92 ..................        8,048.84          7,878.77
        31-Aug-92 ..................        8,506.04          8,372.93
        30-Sep-92 ..................        8,304.92          8,207.59
        31-Oct-92 ..................        7,843.56          7,777.06
        30-Nov-92 ..................        7,962.04          7,850.25
        31-Dec-92 ..................        7,929.36          7,890.85
        31-Jan-93 ..................        7,940.12          7,889.88
        28-Feb-93 ..................        8,176.82          8,128.21
        31-Mar-93 ..................        8,801.37          8,836.71
        30-Apr-93 ..................        9,441.27          9,675.33
        31-May-93 ..................        9,700.23          9,879.68
        30-Jun-93 ..................        9,415.93          9,725.53
        31-Jul-93 ..................        9,823.25         10,065.97
        31-Aug-93 ..................       10,426.44         10,609.37
        30-Sep-93 ..................       10,245.51         10,370.56
        31-Oct-93 ..................       10,577.72         10,690.15
        30-Nov-93 ..................        9,606.94          9,755.72
        31-Dec-93 ..................       10,298.16         10,460.15
        31-Jan-94 ..................       11,157.25         11,344.51
        28-Feb-94 ..................       11,113.75         11,313.09
        31-Mar-94 ..................       10,634.48         10,825.82
        30-Apr-94 ..................       11,082.05         11,285.15
        31-May-94 ..................       11,088.47         11,220.36
        30-Jun-94 ..................       11,200.43         11,378.92
        31-Jul-94 ..................       11,363.53         11,488.35
        31-Aug-94 ..................       11,632.41         11,760.34
        30-Sep-94 ..................       11,264.95         11,389.94
        31-Oct-94 ..................       11,633.22         11,769.23
        30-Nov-94 ..................       11,058.75         11,203.59
        31-Dec-94 ..................       11,119.65         11,273.75
        31-Jan-95 ..................       10,642.94         10,840.66
        28-Feb-95 ..................       10,645.73         10,809.55
        31-Mar-95 ..................       11,222.90         11,483.75
        30-Apr-95 ..................       11,717.31         11,915.64
        31-May-95 ..................       11,633.50         11,773.60

                            FISCAL YEAR ENDED MAY 31


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       25

GROWTH FUND
Fact Sheet

     INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS IN SERVICE SECTOR COMPANIES

                                                 INVESTMENT CATEGORY -- GROWTH

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC       INVESTMENT SUB-ADVISER:  T. Rowe Price

PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by John H. Laporte. Mr. Laporte has been managing investments since joining T. Rowe Price in 1976. He has been chairman of this committee since it was started in 1985.

INVESTMENT OBJECTIVE --

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

INVESTMENT RISK --

This Fund invests in many companies that are small and/or new. These companies face special risks because they may not have the financial strength to do well during difficult times. The securities that the Fund invests in involve certain risks, such as market risk, and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund invests primarily in U.S. companies that are in the services industry. Examples include: consumer services (retailing, entertainment/leisure, restaurants/food distribution) business services (healthcare, computers), and financial services (insurance, investment service). We believe service companies will continue to grow in value faster and be more successful than manufacturing companies. Currently, over 50% of the U.S. economy is made up of service industry companies.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Common stocks and related securities, at least 75% bonds, preferred stock, convertible stock of service industry companies

Foreign securities                     up to 15%

Equity securities sold by non-service up to 25% related companies

Illiquid and restricted securities**   up to 15%

Futures and options                    up to 25%

High quality money market              up to 100%
  securities***

---------
 * At the time of purchase.

 ** We may invest up to 15% of the Fund's assets in illiquid securities, as long as no more than 5% of the Fund's assets are invested in restricted securities that are also considered illiquid. Restricted securities are explained under "Types of Investments".

*** If for temporary defensive reasons, we invest 35% or more of the Fund's assets in money market securities, it is likely 25% or more of the Fund's assets will be invested in securities of the banking industry. This type of concentration in a single industry may increase the general level of risk to the Fund.
                                       26

GROWTH FUND
Fact Sheet

    For the fiscal year ended May 31, 1995, this Fund had a return of 17.16% before subtracting expenses of 0.91%. This return represented a negative tracking difference of 3.03% compared to the Fund's benchmark, the S&P 500 Index. The very large companies that dominate the S&P 500 Index outperformed the smaller and medium sized companies that were owned by this Fund during this period. Also, multinational companies did well in the expectation that they would benefit from the decline in the value of the dollar. The Fund's approach is to invest in rapidly growing, noncyclical domestic growth companies operating primarily in service businesses. During this period cyclical companies, companies sensitive to the ups and downs of the economy, outperformed noncyclical companies.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE GROWTH FUND AND THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                         1 Year            Inception
                         16.25%              13.55%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                            GROWTH            S&P 500
                                             FUND              INDEX
                                         ------------       -----------

        29-Apr-94 ..................       10,000.00         10,000.00
        30-Apr-94 ..................       10,000.00         10,040.00
        31-May-94 ..................        9,880.61         10,204.76
        30-Jun-94 ..................        9,543.84          9,954.64
        31-Jul-94 ..................        9,633.97         10,281.55
        31-Aug-94 ..................       10,248.29         10,703.09
        30-Sep-94 ..................       10,079.96         10,441.40
        31-Oct-94 ..................       10,251.59         10,676.02
        30-Nov-94 ..................        9,892.87         10,287.20
        31-Dec-94 ..................       10,086.78         10,439.76
        31-Jan-95 ..................       10,438.93         10,710.46
        28-Feb-95 ..................       10,673.74         11,127.85
        31-Mar-95 ..................       11,350.95         11,456.23
        30-Apr-95 ..................       11,171.05         11,793.62
        31-May-95 ..................       11,486.23         12,265.01

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       27


GROWTH & INCOME FUND
Fact Sheet

         INVESTMENT GOAL -- GROWTH AND INCOME THROUGH INVESTMENTS IN STOCKS OR
                                            SECURITIES CONVERTIBLE INTO STOCKS
                                                 INVESTMENT CATEGORY -- GROWTH

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC         INVESTMENT SUB-ADVISER:  Value Line

PORTFOLIO MANAGER: This Fund is managed by an Investment Committee comprised of Value Line employees.

INVESTMENT OBJECTIVE --

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT RISK --

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. However, we believe that our investment strategy helps us to manage the risks the Fund is subject to such as market risk, credit risk, interest rate risk and risk associated with foreign securities. The Value Line Ranking System (discussed below) does not eliminate these risks. The Sub-adviser believes that the Value Line Ranking System provides objective standards for determining whether the market is undervaluing or overvaluing a particular security. Using these rankings provides no assurance that the Fund will perform better than the general market over any particular period. For a discussion of market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We make investments which, according to the Value Line Ranking System (the Ranking System), are timely. Timely means that, in Value Line's opinion, on a ranking scale of 1 (highest) to 5 (lowest), certain stocks in the Ranking System are more likely to outperform the others over the coming year.

The Value Line Investment Survey covers about 1,700 stocks that are ranked for Timeliness by the Ranking System. These rankings are updated weekly. Stocks ranked 1 or 2 are expected to comprise the majority of the Fund's investments. However, the Fund may invest in stocks ranked below 2 or hold stocks that have fallen below 3, when the Sub-adviser decides it is appropriate.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Common stocks and equity related       generally 90-95%**
  securities bonds, preferred
  stock, convertible
  stock and warrants

Futures and options                    up to 25%

Foreign securities                     up to 20%

Illiquid and restricted
  securities***                        up to 15%

High quality money market              up to 100%
  securities**

---------
  * At the time of purchase.

 ** We may invest up to 15% of the Fund's assets in illiquid securities, as long as no more than 5% of the Fund's total assets are invested in restricted securities that are also considered illiquid. Restricted investments are explained under "Types of Investments".

*** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in fixed income securities such as U.S. Government securities, bonds, commercial paper, repurchase agreements and cash equivalents. We may do this when we think economic and market conditions make it too risky for us to follow our general guidelines.

                                       28

GROWTH & INCOME FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 14.21% before subtracting expenses of 0.86%. This return represented a negative tracking difference of 5.98% compared to the Fund's benchmark, the S&P 500 Index. This was principally because the Fund held a large number of mid-sized companies. The mid-size companies underperformed the S&P 500 Index. Additionally the Fund had about 10% of its assets in cash and this contributed to the negative tracking difference.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE GROWTH & INCOME FUND AND
                                THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                         1 Year          Inception
                         13.35%              11.04%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                           GROWTH &           S&P 500
                                         INCOME FUND           INDEX
                                         ------------       -----------

        29-Apr-94 ..................       10,000.00         10,000.00
        30-Apr-94 ..................       10,000.00         10,040.00
        31-May-94 ..................        9,888.94         10,204.76
        30-Jun-94 ..................        9,495.87          9,954.64
        31-Jul-94 ..................        9,667.60         10,281.55
        31-Aug-94 ..................       10,211.38         10,703.09
        30-Sep-94 ..................       10,076.35         10,441.40
        31-Oct-94 ..................       10,210.53         10,676.02
        30-Nov-94 ..................        9,789.59         10,287.20
        31-Dec-94 ..................        9,999.48         10,439.76
        31-Jan-95 ..................       10,025.45         10,710.46
        28-Feb-95 ..................       10,470.07         11,127.85
        31-Mar-95 ..................       10,862.30         11,456.23
        30-Apr-95 ..................       11,047.08         11,793.62
        31-May-95 ..................       11,209.35         12,265.01

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       29

CAPITAL CONSERVATION FUND
Fact Sheet

          INVESTMENT GOAL -- INCOME AND POSSIBLE GROWTH THROUGH INVESTMENTS IN
                                                  HIGH QUALITY DEBT SECURITIES
                                                 INVESTMENT CATEGORY -- INCOME

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS"

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado, from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994, and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Government Securities Fund.

INVESTMENT OBJECTIVE --

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

INVESTMENT RISK --

The securities the Fund invests in involve certain risks, such as, interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see: "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

To provide you with the highest possible total return from current income and capital gains as is consistent with preserving your investment the Fund invests in high quality bonds. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Investment grade intermediate and      at least 75%
  long-term corporate bonds rated
  at least Baa by Moody's or
  another rating organization**,
  securities issued or guaranteed by
  the U.S. Government***, mortgage
  backed securities, asset-backed
  securities collaterized mortgage
  obligations and high quality money
  market securities

Sstraight debt securities rated at      up to 25%
  least B by Moody's or another
  rating organization****

Ppreferred or convertible preferred
  stock, convertible debt securities

Foreign securities, mostly foreign     up to 20%
  bonds that are of the same quality
  as other bonds purchased by this
  Fund

Common stocks*****                     up to 10%

Futures and options                    up to 33%

Illiquid and restricted securities     up to 10%

---------
    * At the time of purchase.

   ** For more information concerning ratings see "Description of Corporate Bond
      Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.

  *** U.S. Government securities are securities issued or guaranteed by the U.S.
      Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency. For more information see "Government Securities Fund" in the Statement of Additional Information.

 **** The Fund currently intends to limit these investments to no more than 5%
      of its total assets. For the fiscal year ended May 31, 1995 less than 2% of the Fund's average monthly assets were invested in securities rated below Baa determined on a dollar-weighted basis.

***** Only stocks acquired by conversion of income-bearing securities or by exercising warrants attached to income-bearing securities.

                                       30

CAPITAL CONSERVATION FUND
Fact Sheet

For the fiscal year ended May 31, 1995 this Fund had a return of 12.38% before subtracting expenses of 0.58%. This represents a negative tracking difference of 0.99% from the Fund's benchmark, the Merrill Lynch Corporate Master Index. Performance was close to the Fund's benchmark in the November and February quarters but slipped in the August and May quarters. This was due to under-performance of some corporate holdings and certain mortgage related securities.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE CAPITAL CONSERVATION FUND AND
                    THE MERRILL LYNCH CORPORATE MASTER INDEX

                       Average Annual Total Return - Fund

                      1 Year      5 Year      Since Inception
                      11.80%      8.51%            6.83%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                            MERRILL LYNCH
                                            CAPITAL           CORPORATE
                                       CONSERVATION FUND    MASTER INDEX
                                      -----------------     -------------
        16-Jan-86 ..................       10,000.00         10,000.00
        30-Jan-86 ..................       10,029.94         10,019.31
        28-Feb-86 ..................       10,134.91         10,574.64
        31-Mar-86 ..................       10,102.52         10,812.30
        30-Apr-86 ..................       10,149.18         10,831.81
        31-May-86 ..................        9,957.59         10,738.26
        30-Jun-86 ..................       10,211.19         10,913.12
        31-Jul-86 ..................       10,313.04         10,918.08
        31-Aug-86 ..................       10,507.86         11,191.11
        30-Sep-86 ..................       10,336.67         11,109.80
        31-Oct-86 ..................       10,494.09         11,285.32
        30-Nov-86 ..................       10,659.71         11,486.63
        31-Dec-86 ..................       10,619.28         11,608.93
        31-Jan-87 ..................       10,738.20         11,796.68
        28-Feb-87 ..................       10,828.75         11,882.30
        31-Mar-87 ..................       10,783.35         11,819.16
        30-Apr-87 ..................       10,316.92         11,453.57
        31-May-87 ..................       10,252.76         11,382.83
        30-Jun-87 ..................       10,412.63         11,560.01
        31-Jul-87 ..................       10,337.15         11,502.16
        31-Aug-87 ..................       10,234.56         11,409.94
        30-Sep-87 ..................        9,889.20         11,131.95
        31-Oct-87 ..................       10,257.91         11,462.50
        30-Nov-87 ..................       10,283.23         11,649.59
        31-Dec-87 ..................       10,422.73         11,822.80
        31-Jan-88 ..................       10,821.32         12,275.65
        29-Feb-88 ..................       10,924.93         12,481.91
        31-Mar-88 ..................       10,812.80         12,339.78
        30-Apr-88 ..................       10,752.57         12,217.47
        31-May-88 ..................       10,679.14         12,124.92
        30-Jun-88 ..................       10,902.22         12,450.51
        31-Jul-88 ..................       10,842.64         12,441.26
        31-Aug-88 ..................       10,859.82         12,523.89
        30-Sep-88 ..................       11,062.08         12,808.50
        31-Oct-88 ..................       11,227.55         13,015.09
        30-Nov-88 ..................       11,043.59         12,919.89
        31-Dec-88 ..................       11,150.08         12,976.42
        31-Jan-89 ..................       11,269.92         13,155.91
        28-Feb-89 ..................       11,086.19         13,070.62
        31-Mar-89 ..................       11,180.85         13,143.68
        30-Apr-89 ..................       11,381.26         13,383.32
        31-May-89 ..................       11,794.72         13,793.87
        30-Jun-89 ..................       12,323.43         14,219.62
        31-Jul-89 ..................       12,278.75         14,492.65
        31-Aug-89 ..................       12,128.75         14,303.91
        30-Sep-89 ..................       12,178.82         14,375.97
        31-Oct-89 ..................       12,333.86         14,673.46
        30-Nov-89 ..................       12,380.84         14,759.74
        31-Dec-89 ..................       12,458.51         14,808.00
        31-Jan-90 ..................       12,159.67         14,594.46
        28-Feb-90 ..................       12,162.08         14,655.94
        31-Mar-90 ..................       12,208.69         14,704.53
        30-Apr-90 ..................       11,971.68         14,538.60
        31-May-90 ..................       12,352.23         14,940.55
        30-Jun-90 ..................       12,578.08         15,191.44
        31-Jul-90 ..................       12,592.90         15,389.77
        31-Aug-90 ..................       12,152.77         15,115.74
        30-Sep-90 ..................       12,134.16         15,180.20
        31-Oct-90 ..................       12,116.87         15,305.14
        30-Nov-90 ..................       12,273.61         15,622.47
        31-Dec-90 ..................       12,423.88         15,899.47
        31-Jan-91 ..................       12,499.80         16,079.29
        28-Feb-91 ..................       12,616.05         16,283.90
        31-Mar-91 ..................       12,707.14         16,482.23
        30-Apr-91 ..................       12,923.42         16,723.21
        31-May-91 ..................       13,018.94         16,868.32
        30-Jun-91 ..................       12,964.70         16,847.16
        31-Jul-91 ..................       13,151.85         17,078.88
        31-Aug-91 ..................       13,486.72         17,478.18
        30-Sep-91 ..................       13,764.11         17,851.37
        31-Oct-91 ..................       13,932.65         18,028.55
        30-Nov-91 ..................       14,053.64         18,187.21
        31-Dec-91 ..................       14,556.45         18,799.39
        31-Jan-92 ..................       14,323.43         18,575.94
        29-Feb-92 ..................       14,451.24         18,694.61
        31-Mar-92 ..................       14,378.33         18,683.37
        30-Apr-92 ..................       14,449.31         18,800.72
        31-May-92 ..................       14,804.99         19,190.43
        30-Jun-92 ..................       15,089.19         19,502.14
        31-Jul-92 ..................       15,564.65         20,013.17
        31-Aug-92 ..................       15,755.95         20,204.56
        30-Sep-92 ..................       16,023.66         20,462.06
        31-Oct-92 ..................       15,673.30         20,161.26
        30-Nov-92 ..................       15,638.61         20,179.77
        31-Dec-92 ..................       15,812.64         20,513.63
        31-Jan-93 ..................       16,193.81         20,950.62
        28-Feb-93 ..................       16,542.21         21,404.13
        31-Mar-93 ..................       16,663.03         21,562.13
        30-Apr-93 ..................       16,767.21         21,715.51
        31-May-93 ..................       16,817.94         21,729.06
        30-Jun-93 ..................       17,238.28         22,229.51
        31-Jul-93 ..................       17,310.00         22,381.57
        31-Aug-93 ..................       17,745.54         22,960.36
        30-Sep-93 ..................       17,846.19         23,087.29
        31-Oct-93 ..................       17,893.85         23,205.96
        30-Nov-93 ..................       17,581.66         22,919.04
        31-Dec-93 ..................       17,708.75         23,063.49
        31-Jan-94 ..................       17,980.67         23,450.90
        28-Feb-94 ..................       17,471.43         22,919.70
        31-Mar-94 ..................       16,902.68         22,351.49
        30-Apr-94 ..................       16,701.40         22,113.49
        31-May-94 ..................       16,627.86         22,072.83
        30-Jun-94 ..................       16,562.53         22,035.47
        31-Jul-94 ..................       16,834.28         22,469.16
        31-Aug-94 ..................       16,880.69         22,515.76
        30-Sep-94 ..................       16,607.06         22,153.15
        31-Oct-94 ..................       16,572.36         22,107.53
        30-Nov-94 ..................       16,524.44         22,092.00
        31-Dec-94 ..................       16,627.18         22,287.68
        31-Jan-95 ..................       16,951.95         22,718.06
        28-Feb-95 ..................       17,387.09         23,262.81
        31-Mar-95 ..................       17,534.21         23,530.88
        30-Apr-95 ..................       17,780.17         23,882.92
        31-May-95 ..................       18,589.66         25,024.97

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       31

GOVERNMENT SECURITIES FUND
Fact Sheet

          INVESTMENT GOAL -- INCOME AND POSSIBLE GROWTH THROUGH INVESTMENTS IN
                           INTERMEDIATE & LONG-TERM GOVERNMENT DEBT SECURITIES
                                                 INVESTMENT CATEGORY -- INCOME


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company, is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994; and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Capital Conservation Fund.

INVESTMENT OBJECTIVE --

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT RISK --

The securities the Fund invests in involve certain risks, including interest rate risk, credit risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see: "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund primarily invests in intermediate, and long term U.S. Government and government sponsored investments. The Fund may also use up to 20% of its assets to make high quality foreign investments payable in U.S. dollars.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Debt securities issued or guaranteed   at least 80%
  by the U.S. Government**,
  asset-backed securities, high
  quality domestic money market
  securities

Mortgage-backed securities             up to 25%

High quality foreign government        up to 20%
  securities and high quality
  foreign money market
  securities payable in
  U.S. dollars

Futures and options                    up to 33%
  listed and unlisted call and put
  options on securities, stock
  indices and currencies

Illiquid and restricted securities     up to 10%


---------
 * At the time of purchase.

** U.S. Government securities are securities issued or guaranteed by the U.S.
   Government and which are supported by (i) the full faith and credit of the U.S. Government (ii) the right of the issuer to borrow from the U.S. Treasury
   (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency. For more information see "Government Securities Fund" in the Statement of Additional Information.

                                       32

GOVERNMENT SECURITIES FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 11.01% before subtracting expenses of 0.58%. This represents a positive tracking difference of 0.19% from the Fund's benchmark, the Lehman Brothers U.S. Treasury Composite Index. The positive performance was the result of having a slightly longer average maturity than the Index in the second half of the year when interest rates were declining.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE GOVERNMENT SECURITIES FUND AND
                THE LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       Average Annual Total Return - Fund

                      1 Year      5 Year      Since Inception
                      11.80%      8.51%            6.83%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                           LEHMAN BROTHERS
                                         GOVERNMENT         U.S. TREASURY
                                       SECURITIES FUND     COMPOSITE INDEX
                                       ---------------    ----------------

        16-Jan-86 ..................       10,000.00         10,000.00
        30-Jan-86 ..................       10,029.94         10,104.20
        28-Feb-86 ..................       10,024.43         10,542.17
        31-Mar-86 ..................       10,052.98         10,996.69
        30-Apr-86 ..................       10,090.96         11,019.61
        31-May-86 ..................        9,832.27         10,741.37
        30-Jun-86 ..................       10,104.82         11,113.05
        31-Jul-86 ..................       10,216.31         11,193.06
        31-Aug-86 ..................       10,369.10         11,516.42
        30-Sep-86 ..................       10,264.76         11,312.64
        31-Oct-86 ..................       10,429.18         11,474.13
        30-Nov-86 ..................       10,625.49         11,609.67
        31-Dec-86 ..................       10,552.82         11,630.35
        31-Jan-87 ..................       10,681.82         11,752.07
        28-Feb-87 ..................       10,739.46         11,847.22
        31-Mar-87 ..................       10,703.58         11,734.45
        30-Apr-87 ..................       10,250.43         11,470.57
        31-May-87 ..................       10,187.91         11,424.09
        30-Jun-87 ..................       10,330.70         11,562.22
        31-Jul-87 ..................       10,238.54         11,513.89
        31-Aug-87 ..................       10,135.42         11,451.11
        30-Sep-87 ..................        9,762.68         11,230.83
        31-Oct-87 ..................       10,161.87         11,662.33
        30-Nov-87 ..................       10,196.68         11,714.89
        31-Dec-87 ..................       10,307.55         11,862.01
        31-Jan-88 ..................       10,699.92         12,266.89
        29-Feb-88 ..................       10,792.42         12,396.10
        31-Mar-88 ..................       10,669.13         12,261.44
        30-Apr-88 ..................       10,614.34         12,168.63
        31-May-88 ..................       10,538.88         12,112.95
        30-Jun-88 ..................       10,747.50         12,365.59
        31-Jul-88 ..................       10,697.76         12,274.24
        31-Aug-88 ..................       10,702.40         12,303.68
        30-Sep-88 ..................       10,920.58         12,568.25
        31-Oct-88 ..................       11,093.28         12,796.31
        30-Nov-88 ..................       10,959.98         12,648.11
        31-Dec-88 ..................       10,926.35         12,694.39
        31-Jan-89 ..................       11,045.80         12,864.01
        28-Feb-89 ..................       10,985.69         12,760.00
        31-Mar-89 ..................       11,020.65         12,839.33
        30-Apr-89 ..................       11,185.00         13,067.15
        31-May-89 ..................       11,547.14         13,423.01
        30-Jun-89 ..................       11,794.73         13,888.48
        31-Jul-89 ..................       12,013.30         14,179.13
        31-Aug-89 ..................       11,803.06         13,933.30
        30-Sep-89 ..................       11,848.53         13,992.68
        31-Oct-89 ..................       12,134.76         14,361.49
        30-Nov-89 ..................       12,240.69         14,491.00
        31-Dec-89 ..................       12,253.40         14,516.06
        31-Jan-90 ..................       11,997.92         14,313.11
        28-Feb-90 ..................       12,026.20         14,320.27
        31-Mar-90 ..................       12,037.79         14,333.31
        30-Apr-90 ..................       11,848.60         14,211.35
        31-May-90 ..................       12,212.77         14,595.83
        30-Jun-90 ..................       12,434.38         14,825.89
        31-Jul-90 ..................       12,579.99         15,022.27
        31-Aug-90 ..................       12,327.27         14,804.96
        30-Sep-90 ..................       12,416.56         14,937.97
        31-Oct-90 ..................       12,587.08         15,182.48
        30-Nov-90 ..................       12,814.34         15,529.73
        31-Dec-90 ..................       12,984.82         15,765.34
        31-Jan-91 ..................       13,093.87         15,942.64
        28-Feb-91 ..................       13,149.80         16,003.09
        31-Mar-91 ..................       13,160.24         16,085.72
        30-Apr-91 ..................       13,306.23         16,276.21
        31-May-91 ..................       13,345.75         16,332.91
        30-Jun-91 ..................       13,299.93         16,313.20
        31-Jul-91 ..................       13,462.96         16,524.04
        31-Aug-91 ..................       13,813.61         16,893.48
        30-Sep-91 ..................       14,160.59         17,259.32
        31-Oct-91 ..................       14,266.85         17,402.70
        30-Nov-91 ..................       14,410.54         17,577.66
        31-Dec-91 ..................       14,897.84         18,187.34
        31-Jan-92 ..................       14,635.05         17,897.08
        29-Feb-92 ..................       14,693.06         17,966.67
        31-Mar-92 ..................       14,583.71         17,862.91
        30-Apr-92 ..................       14,664.66         17,987.36
        31-May-92 ..................       15,027.86         18,294.11
        30-Jun-92 ..................       15,264.15         18,570.80
        31-Jul-92 ..................       15,700.66         19,036.41
        31-Aug-92 ..................       15,896.36         19,223.44
        30-Sep-92 ..................       16,145.67         19,503.04
        31-Oct-92 ..................       15,852.25         19,213.08
        30-Nov-92 ..................       15,765.05         19,166.65
        31-Dec-92 ..................       15,971.26         19,501.83
        31-Jan-93 ..................       16,352.32         19,927.97
        28-Feb-93 ..................       16,653.56         20,327.35
        31-Mar-93 ..................       16,745.63         20,386.43
        30-Apr-93 ..................       16,857.50         20,568.94
        31-May-93 ..................       16,915.45         20,517.40
        30-Jun-93 ..................       17,279.33         20,984.42
        31-Jul-93 ..................       17,358.10         21,111.98
        31-Aug-93 ..................       17,736.27         21,585.04
        30-Sep-93 ..................       17,843.22         21,678.34
        31-Oct-93 ..................       17,848.45         21,740.25
        30-Nov-93 ..................       17,591.07         21,500.60
        31-Dec-93 ..................       17,696.62         21,596.53
        31-Jan-94 ..................       17,928.66         21,888.25
        28-Feb-94 ..................       17,515.85         21,440.45
        31-Mar-94 ..................       17,032.99         20,979.51
        30-Apr-94 ..................       16,898.66         20,798.17
        31-May-94 ..................       16,802.97         20,777.68
        30-Jun-94 ..................       16,732.10         20,738.30
        31-Jul-94 ..................       17,009.12         21,087.31
        31-Aug-94 ..................       17,045.59         21,106.53
        30-Sep-94 ..................       16,809.31         20,811.84
        31-Oct-94 ..................       16,780.31         20,796.27
        30-Nov-94 ..................       16,762.35         20,749.40
        31-Dec-94 ..................       16,901.44         20,856.47
        31-Jan-95 ..................       17,186.48         21,257.36
        28-Feb-95 ..................       17,549.44         21,721.99
        31-Mar-95 ..................       17,632.89         21,840.55
        30-Apr-95 ..................       17,852.56         22,125.94
        31-May-95 ..................       18,555.12         23,026.07

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       33

INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet

     INVESTMENT GOAL -- INCOME AND POSSIBLE GROWTH THROUGH INVESTMENTS IN HIGH
                                    QUALITY FOREIGN GOVERNMENT DEBT SECURITIES
                                                 INVESTMENT CATEGORY -- INCOME


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: William Trimbur, Jr. has been this Fund's portfolio manager since the Fund was started in 1991. He has been Vice President and Investment Officer for the American General Series Portfolio Company since 1987. Mr. Trimbur is also the portfolio manager for The International Equities Fund.

INVESTMENT OBJECTIVE --

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

INVESTMENT RISK --

This Fund invests mostly in bonds that are issued by foreign governments. Although these governments promise to pay the principal and interest due on their bonds, it is still possible you may not get back all the money you invest.

For a discussion of the risks associated with foreign securities, credit risk, and interest rate risk see: "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund aims to give you foreign investment opportunities primarily in high quality government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. To help us choose which countries to invest in we rely, in part, on the Salomon Brothers Non-U.S. Dollar World Government Bond Index (Salomon Index).

The Salomon Index is a widely used, international government bond index. It tracks the performance of government bonds sold in Austria, Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the United Kingdom. In addition, the Fund may invest in securities in other countries, provided such securities are payable in the currencies of the countries in the Salomon Index. We do not try to copy this index's performance. Rather, we use it as a guide.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSET*
High quality debt securities issued    at least 65%
  or guaranteed by foreign
  governments

Other high quality debt securities     no more than 35%
  including:

  Foreign corporate
  debt and foreign money market
  securities sold in the countries
  listed above

  High quality
  domestic money market securities
  and debt obligations issued
  or guaranteed by the
  U.S. Government

  Foreign currency exchange
  transactions

Futures and options                    no more than 33%
  covered put and call options on
  foreign currencies, listed put and
  call options on currencies

  Listed and unlisted foreign
  currency futures contracts

Illiquid and restricted securities     up to 10%

---------
* At the time of purchase.
                                       34


INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet

For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short term, high quality U.S. money market securities and U.S. Government debt securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines.

For the fiscal year ended May 31, 1995, the Fund had a return of 23.82% before subtracting expenses of 0.59%. This represents a negative tracking difference of 0.86% from the Fund's benchmark, the Salomon Index. The tracking difference was due to some underperformance of the German market for a short period. The Fund's positive performance was the result of a combination of bond market recoveries and currency gains. 42

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE INTERNATIONAL GOVERNMENT BOND FUND
                             AND THE SALOMON INDEX

                       Average Annual Total Return - Fund

                         1 Year          Since Inception
                         23.23%               13.67%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                        INTERNATIONAL
                                         GOVERNMENT           SALOMON
                                          BOND FUND            INDEX
                                        -------------       -----------
        01-Oct-91 ..................       10,000.00         10,000.00
        31-Oct-91 ..................       10,028.89         10,129.00
        30-Nov-91 ..................       10,233.10         10,338.67
        31-Dec-91 ..................       10,952.56         11,041.70
        31-Jan-92 ..................       10,736.39         10,824.18
        29-Feb-92 ..................       10,578.78         10,663.98
        31-Mar-92 ..................       10,395.54         10,502.95
        30-Apr-92 ..................       10,436.77         10,577.53
        31-May-92 ..................       10,918.04         11,041.88
        30-Jun-92 ..................       11,370.03         11,482.45
        31-Jul-92 ..................       11,607.51         11,730.47
        31-Aug-92 ..................       12,110.76         12,248.96
        30-Sep-92 ..................       12,124.98         12,323.68
        31-Oct-92 ..................       11,612.36         11,877.56
        30-Nov-92 ..................       11,265.76         11,571.12
        31-Dec-92 ..................       11,279.60         11,539.88
        31-Jan-93 ..................       11,438.98         11,695.66
        28-Feb-93 ..................       11,658.05         11,926.07
        31-Mar-93 ..................       11,949.67         12,217.06
        30-Apr-93 ..................       12,299.68         12,582.36
        31-May-93 ..................       12,501.31         12,810.10
        30-Jun-93 ..................       12,275.93         12,562.86
        31-Jul-93 ..................       12,279.99         12,570.40
        31-Aug-93 ..................       12,671.19         13,016.65
        30-Sep-93 ..................       12,854.59         13,231.42
        31-Oct-93 ..................       12,826.45         13,169.23
        30-Nov-93 ..................       12,728.11         13,107.34
        31-Dec-93 ..................       12,881.04         13,246.28
        31-Jan-94 ..................       12,971.85         13,301.91
        28-Feb-94 ..................       12,975.75         13,337.83
        31-Mar-94 ..................       13,077.38         13,495.21
        30-Apr-94 ..................       13,099.09         13,581.58
        31-May-94 ..................       12,985.34         13,398.23
        30-Jun-94 ..................       13,295.29         13,714.43
        31-Jul-94 ..................       13,247.63         13,747.34
        31-Aug-94 ..................       13,146.74         13,666.23
        30-Sep-94 ..................       13,386.50         13,929.99
        31-Oct-94 ..................       13,769.65         14,287.99
        30-Nov-94 ..................       13,452.67         13,999.38
        31-Dec-94 ..................       13,455.06         13,999.38
        31-Jan-95 ..................       13,668.26         14,301.76
        28-Feb-95 ..................       14,153.50         14,706.50
        31-Mar-95 ..................       15,256.65         16,009.50
        30-Apr-95 ..................       15,637.36         16,350.50
        31-May-95 ..................       16,002.03         16,705.31

                            FISCAL YEARENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       35

SOCIAL AWARENESS FUND
Fact Sheet

  INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS IN STOCKS OF COMPANIES MEETING
                                                   SOCIAL CRITERIA OF THE FUND
                                                 INVESTMENT CATEGORY -- GROWTH


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: Since 1992, John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer for the Series Company. From 1988 to 1992, Mr. Mossbarger worked for American General
Corporation: he was Managing Director, Common Stocks from 1989 to 1992, and Senior Vice President, Equity Investments from 1988 to 1989.

INVESTMENT OBJECTIVE --

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

o   produce nuclear energy;

o   make military weapons or delivery systems; or

o engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK --

Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the Stock Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the Stock Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

INVESTMENT STRATEGY --

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Common stocks of companies meeting     at least 80%
  Fund's social criteria

Other types of securities of           up to 20%
  companies meeting social criteria
  including:

  Foreign securities
  Preferred stock
  Convertible securities
  High quality money
  market securities and warrants

Futures and options                    up to 33%

Illiquid and restricted securities     up to 10%
---------
* At time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

                                       36


SOCIAL AWARENESS FUND
Fact Sheet

    For the fiscal year ended May 31, 1995 the Fund had a return of 18.77% before subtracting expenses of 0.58%. This resulted in a negative tracking difference of 1.42% compared to the Fund's benchmark, the S&P 500 Index. Industry weightings in the portfolio accounted for most of the tracking difference. Benefits were derived from under-weighting in international oil and motor vehicles while lower weightings of aerospace and medical issues were favorable. Stocks of tobacco companies were positive contributors to the benchmark but the Fund has an investment policy restriction which prohibits purchases of tobacco company stocks.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE SOCIAL AWARENESS FUND
                             AND THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                      1 Year      5 Year      Since Inception
                      18.19%      9.09%            9.48%


                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                       SOCIAL AWARENESS       S&P 500
                                             FUND              INDEX
                                       ----------------     -----------

        02-Oct-89 ..................       10,000.00         10,000.00
        31-Oct-89 ..................        9,661.30          9,775.29
        30-Nov-89 ..................        9,925.83          9,974.61
        31-Dec-89 ..................       10,162.74         10,214.10
        31-Jan-90 ..................        9,508.68          9,528.32
        28-Feb-90 ..................        9,763.10          9,651.05
        31-Mar-90 ..................       10,048.94          9,906.80
        30-Apr-90 ..................        9,784.90          9,659.63
        31-May-90 ..................       10,809.05         10,601.54
        30-Jun-90 ..................       10,817.00         10,529.98
        31-Jul-90 ..................       10,619.81         10,496.18
        31-Aug-90 ..................        9,707.79          9,547.43
        30-Sep-90 ..................        9,094.68          9,082.75
        31-Oct-90 ..................        9,041.46          9,044.06
        30-Nov-90 ..................        9,723.42          9,628.67
        31-Dec-90 ..................       10,020.57          9,896.92
        31-Jan-91 ..................       10,561.75         10,327.93
        28-Feb-91 ..................       11,052.08         11,066.59
        31-Mar-91 ..................       11,358.60         11,334.62
        30-Apr-91 ..................       11,316.34         11,361.48
        31-May-91 ..................       11,663.64         11,851.62
        30-Jun-91 ..................       10,936.51         11,308.70
        31-Jul-91 ..................       11,491.06         11,835.79
        31-Aug-91 ..................       11,721.93         12,116.18
        30-Sep-91 ..................       11,562.46         11,913.48
        31-Oct-91 ..................       11,863.79         12,073.60
        30-Nov-91 ..................       11,524.43         11,587.15
        31-Dec-91 ..................       12,814.78         12,912.38
        31-Jan-92 ..................       12,491.68         12,671.82
        29-Feb-92 ..................       12,570.44         12,835.92
        31-Mar-92 ..................       12,133.94         12,586.26
        30-Apr-92 ..................       12,138.11         12,955.79
        31-May-92 ..................       12,256.51         13,019.27
        30-Jun-92 ..................       11,996.23         12,825.55
        31-Jul-92 ..................       12,416.77         13,349.47
        31-Aug-92 ..................       12,233.92         13,076.21
        30-Sep-92 ..................       12,421.99         13,229.85
        31-Oct-92 ..................       12,556.83         13,275.50
        30-Nov-92 ..................       12,942.91         13,727.53
        31-Dec-92 ..................       13,244.71         13,895.96
        31-Jan-93 ..................       13,376.75         14,012.13
        28-Feb-93 ..................       13,672.60         14,203.12
        31-Mar-93 ..................       13,864.98         14,502.81
        30-Apr-93 ..................       13,483.94         14,152.27
        31-May-93 ..................       13,860.25         14,530.85
        30-Jun-93 ..................       13,825.12         14,573.42
        31-Jul-93 ..................       13,877.35         14,514.84
        31-Aug-93 ..................       14,486.55         15,065.53
        30-Sep-93 ..................       14,324.76         14,949.98
        31-Oct-93 ..................       14,459.26         15,259.29
        30-Nov-93 ..................       14,219.76         15,113.87
        31-Dec-93 ..................       14,292.37         15,296.60
        31-Jan-94 ..................       14,827.81         15,816.68
        28-Feb-94 ..................       14,329.75         15,387.26
        31-Mar-94 ..................       13,722.14         14,716.37
        30-Apr-94 ..................       13,866.68         14,905.04
        31-May-94 ..................       14,133.16         15,149.63
        30-Jun-94 ..................       13,861.06         14,778.31
        31-Jul-94 ..................       14,193.04         15,263.63
        31-Aug-94 ..................       14,604.78         15,889.44
        30-Sep-94 ..................       14,170.96         15,500.94
        31-Oct-94 ..................       14,483.14         15,849.25
        30-Nov-94 ..................       13,926.05         15,272.02
        31-Dec-94 ..................       14,086.66         15,498.50
        31-Jan-95 ..................       14,557.06         15,900.38
        28-Feb-95 ..................       15,133.75         16,520.02
        31-Mar-95 ..................       15,549.68         17,007.52
        30-Apr-95 ..................       16,075.94         17,508.40
        31-May-95 ..................       16,704.38         18,208.21

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       37

SCIENCE & TECHNOLOGY FUND
Fact Sheet

    INVESTMENT GOAL -- GROWTH THROUGH INVESTMENTS IN STOCKS OF COMPANIES WHICH
                            BENEFIT FROM DEVELOPMENT OF SCIENCE AND TECHNOLOGY
                                                 INVESTMENT CATEGORY -- GROWTH


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC       INVESTMENT SUB-ADVISER:  T. Rowe Price

PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by Charles A. Morris. Mr. Morris joined T. Rowe Price in 1987 as an investment analyst. He has been managing investments since 1991.

INVESTMENT OBJECTIVE --

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

INVESTMENT RISK --

The Science & Technology Fund invests in many small and/or new companies that develop and sell new products or services. These products or services may fail or become quickly outdated. Also, small and new companies have limited product lines and do not always have the financial strength to do well in difficult times. Because these companies are small, their stock prices will go up and down over the short-term, but may have greater growth potential.

The securities the Fund invests in involve certain risks, including market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund invests in companies that are expected to benefit from scientific breakthroughs and advancements in technology. We believe that stocks of companies that develop products using new technology or benefit from this technology may greatly increase in value. These companies are in the following industries: computer, pharmaceutical, defense, telecommunications and electronics.

We follow the guidelines listed below for making the primary investments for the Fund.

FUND INVESTMENTS                       PERCENT OF FUND ASSETS*

Common stocks of science and           at least 65%
  technology companies

Other equity-related securities of     up to 25%
  science and technology companies
  including convertible debt
  securities, convertible preferred
  stock

Foreign securities                     up to 30%

Illiquid and restricted securities**   up to 15%

Futures and options                    up to 25%

High quality money market securities
---------
 * At time of purchase.

** We may invest up to 15% of the Fund's assets in illiquid securities, as long as no more than 5% of the Fund's assets are invested in restricted securities that are considered illiquid. Restricted securities are explained under "Types of Investments".

                                       38


SCIENCE & TECHNOLOGY FUND
Fact Sheet

For the fiscal year ended May 31, 1995 this Fund had a return of 49.61% before subtracting expenses of 1.00%. This represents a positive tracking difference of 29.42% from the Fund's benchmark, the S&P 500 Index. The science and technology sector significantly outperformed the broad based S&P 500 Index. Several factors contributed to this positive performance. Companies are purchasing computers to deal with increasing competition and to increase productivity. Individuals are using computers for information, entertainment, aspects of household management and education. Stocks of certain biotechnology companies performed well during this period.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE SCIENCE & TECHNOLOGY FUND
                             AND THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                         1 Year           Since Inception
                         48.61%                41.62%


                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                         SCIENCE &            S&P 500
                                      TECHNOLOGY FUND          INDEX
                                      ---------------       -----------

        29-Apr-94 ..................       10,000.00         10,000.00
        30-Apr-94 ..................       10,000.00         10,040.00
        31-May-94 ..................        9,834.07         10,204.76
        30-Jun-94 ..................        9,473.92          9,954.64
        31-Jul-94 ..................        9,844.07         10,281.55
        31-Aug-94 ..................       11,014.56         10,703.09
        30-Sep-94 ..................       11,364.70         10,441.40
        31-Oct-94 ..................       12,345.11         10,676.02
        30-Nov-94 ..................       12,135.02         10,287.20
        31-Dec-94 ..................       12,562.10         10,439.76
        31-Jan-95 ..................       12,392.55         10,710.46
        28-Feb-95 ..................       13,124.87         11,127.85
        31-Mar-95 ..................       13,880.83         11,456.23
        30-Apr-95 ..................       14,351.44         11,793.62
        31-May-95 ..................       14,614.77         12,265.01

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       39

MONEY MARKET FUND
Fact Sheet

       INVESTMENT GOAL -- INCOME THROUGH INVESTMENT IN SHORT-TERM MONEY MARKET
                                                                    SECURITIES
                                              INVESTMENT CATEGORY -- STABILITY


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS PROVIDED UNDER "TYPES OF INVESTMENTS".

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer for the Series Company since 1991. From 1986 to 1991, Ms. Moro was an Assistant Vice President and Money Market Trader for the Fund.

INVESTMENT OBJECTIVE --

    Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK --

The short term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --


The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.


The investments this Fund may buy include:

o Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

o      Commercial paper sold by corporations and finance companies

o Corporate debt obligations with remaining maturities of 13 months or less

o      Repurchase agreements

o Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

o      Asset-backed securities

o      Loan participations

o      Adjustable rate securities

o      Illiquid and restricted securities (except for Rule 144A Securities)*
---------
*limited to 10% of the Fund's net assets

                                       40

TIMED OPPORTUNITY FUND
Fact Sheet

      INVESTMENT GOAL -- MAXIMUM RETURN THROUGH INVESTMENT IN A MIX OF STOCKS,
                                             BONDS AND MONEY MARKET SECURITIES
                                                 INVESTMENT CATEGORY -- GROWTH

INVESTMENT ADVISER:  VALIC

PORTFOLIO MANAGER: Norman Jaskol who is Vice President and Managing Director of Investments for VALIC is the Portfolio Manager of this Fund. Mr. Jaskol has been Vice President and Senior Investment Officer for the Series Company since 1988.

INVESTMENT OBJECTIVE --

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT RISK --

The Fund uses the Bankers Trust Tactical Asset Allocation Model (Model) which allocates the Fund's assets. The Model tries to get the best return from three types of securities. A part of that program also tries to reduce risk.

The mix of securities the Fund invests in involves market risk, credit risk, interest rate risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY --

The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. We buy and sell securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Timed Opportunity Fund tries to perform better than a blend of three market sectors measured by:

o      the S&P 500 Index;
o      the Merrill Lynch Corporate and Government Master Index; and
o      the Certificate of Deposit Primary Offering by New York City Banks,
       30-Day Rate

To help us decide how to allocate the Fund's assets, we rely on the Model. The Model analyzes many factors that affect the performance of securities that comprise certain indexes.

Based on the Model, we intend to allocate the Fund's assets around the following benchmarks:

stocks (common stock, preferred stock  55%
  and convertible preferred stock)
intermediate and long-term bonds       35%
high quality money market securities   10%

As of May 31, 1995, the Fund's assets were invested as follows:

stocks                                 47.80%
intermediate and long term bonds       24.85%
high quality money market securities   27.35%*

* After taking the contract value of futures positions into consideration. See "Types of Investments".

Because there is no limit as to how often we may buy and sell securities for this Fund, this can increase what is called the "portfolio turnover" rate. A higher rate of portfolio turnover will also increase the brokerage fees and expenses payable out of the Fund's assets. For more information about portfolio turnover, see "About the Funds" in this prospectus.

FOR ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS SEE "TYPES OF INVESTMENTS" IN THIS PROSPECTUS.

                                       41

TIMED OPPORTUNITY FUND
Fact Sheet

For the fiscal year ended May 31, 1995, this Fund had a return of 13.01% before subtracting expenses of 0.58%. This represents a negative tracking difference of 2.53% from the Fund's benchmark, a blended Index of the S&P 500 Index, the Merrill Lynch Corporate and Government Master Index and the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Rate. The Fund's tracking difference in the declining market environment of the quarter ended November 30 was positive. However, a higher cash position for the Fund, recommended by the Model, caused the Fund to underperform its benchmark in the three quarters when bond and stock prices were rising.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE TIMED OPPORTUNITY FUND AND
                                THE S&P 500 INDEX

                       Average Annual Total Return - Fund

                      1 Year      5 Year      Since Inception
                      12.43%      6.71%           8.79%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                       TIMED OPPORTUNITY      S&P 500
                                             FUND              INDEX
                                       -----------------  -----------------

        01-Jun-85 ..................       10,000.00         10,000.00
        30-Jun-85 ..................       10,069.81         10,156.70
        31-Jul-85 ..................       10,111.78         10,141.87
        31-Aug-85 ..................       10,071.31         10,055.26
        30-Sep-85 ..................       10,049.74          9,740.73
        31-Oct-85 ..................       10,285.95         10,190.66
        30-Nov-85 ..................       10,473.89         10,889.63
        31-Dec-85 ..................       10,731.34         11,416.47
        30-Jan-86 ..................       10,820.28         11,480.29
        28-Feb-86 ..................       11,041.49         12,338.44
        31-Mar-86 ..................       11,522.09         13,026.80
        30-Apr-86 ..................       11,539.94         12,880.12
        31-May-86 ..................       11,980.76         13,565.35
        30-Jun-86 ..................       12,077.13         13,794.60
        31-Jul-86 ..................       11,658.97         13,023.07
        31-Aug-86 ..................       12,410.43         13,988.86
        30-Sep-86 ..................       11,673.14         12,832.40
        31-Oct-86 ..................       11,769.47         13,572.44
        30-Nov-86 ..................       11,812.16         13,902.39
        31-Dec-86 ..................       11,853.21         13,547.60
        31-Jan-87 ..................       12,539.20         15,371.92
        28-Feb-87 ..................       13,003.63         15,979.27
        31-Mar-87 ..................       13,400.14         16,440.27
        30-Apr-87 ..................       13,246.65         16,294.28
        31-May-87 ..................       13,264.61         16,435.55
        30-Jun-87 ..................       13,859.13         17,265.54
        31-Jul-87 ..................       14,320.15         18,140.22
        31-Aug-87 ..................       14,623.49         18,817.03
        30-Sep-87 ..................       14,393.59         18,404.56
        31-Oct-87 ..................       13,044.48         14,440.95
        30-Nov-87 ..................       12,064.05         13,250.87
        31-Dec-87 ..................       12,842.80         14,258.87
        31-Jan-88 ..................       13,093.55         14,858.60
        29-Feb-88 ..................       13,432.14         15,551.16
        31-Mar-88 ..................       13,241.61         15,070.78
        30-Apr-88 ..................       13,319.64         15,237.46
        31-May-88 ..................       13,381.80         15,369.27
        30-Jun-88 ..................       13,611.63         16,074.56
        31-Jul-88 ..................       13,653.52         16,013.64
        31-Aug-88 ..................       13,647.37         15,469.98
        30-Sep-88 ..................       13,817.41         16,129.15
        31-Oct-88 ..................       13,970.61         16,578.19
        30-Nov-88 ..................       14,000.06         16,341.95
        31-Dec-88 ..................       14,091.40         16,627.12
        31-Jan-89 ..................       14,550.67         17,844.72
        28-Feb-89 ..................       14,436.01         17,400.03
        31-Mar-89 ..................       14,644.97         17,805.97
        30-Apr-89 ..................       14,924.66         18,730.46
        31-May-89 ..................       15,254.66         19,488.29
        30-Jun-89 ..................       15,413.83         19,377.79
        31-Jul-89 ..................       15,961.66         21,127.42
        31-Aug-89 ..................       16,088.33         21,540.46
        30-Sep-89 ..................       16,086.04         21,453.00
        31-Oct-89 ..................       16,011.57         20,954.86
        30-Nov-89 ..................       16,270.98         21,382.13
        31-Dec-89 ..................       16,482.44         21,895.52
        31-Jan-90 ..................       15,905.10         20,425.45
        28-Feb-90 ..................       16,006.21         20,688.53
        31-Mar-90 ..................       16,165.44         21,236.78
        30-Apr-90 ..................       15,905.96         20,706.92
        31-May-90 ..................       16,789.92         22,726.05
        30-Jun-90 ..................       16,689.70         22,572.65
        31-Jul-90 ..................       16,626.10         22,500.19
        31-Aug-90 ..................       15,472.57         20,466.40
        30-Sep-90 ..................       15,020.71         19,470.30
        31-Oct-90 ..................       14,987.44         19,387.36
        30-Nov-90 ..................       15,743.00         20,640.56
        31-Dec-90 ..................       16,085.91         21,215.60
        31-Jan-91 ..................       16,638.06         22,139.54
        28-Feb-91 ..................       17,475.35         23,722.96
        31-Mar-91 ..................       17,666.84         24,297.53
        30-Apr-91 ..................       17,732.61         24,355.12
        31-May-91 ..................       18,426.38         25,405.80
        30-Jun-91 ..................       17,680.19         24,241.96
        31-Jul-91 ..................       18,331.48         25,371.88
        31-Aug-91 ..................       18,664.25         25,972.94
        30-Sep-91 ..................       18,424.54         25,538.41
        31-Oct-91 ..................       18,614.47         25,881.64
        30-Nov-91 ..................       18,135.86         24,838.87
        31-Dec-91 ..................       19,519.05         27,679.69
        31-Jan-92 ..................       19,237.70         27,164.02
        29-Feb-92 ..................       19,465.44         27,515.80
        31-Mar-92 ..................       18,844.13         26,980.61
        30-Apr-92 ..................       18,682.05         27,772.76
        31-May-92 ..................       18,587.45         27,908.85
        30-Jun-92 ..................       18,369.84         27,493.57
        31-Jul-92 ..................       18,895.16         28,616.68
        31-Aug-92 ..................       18,607.18         28,030.90
        30-Sep-92 ..................       18,841.58         28,360.26
        31-Oct-92 ..................       18,746.23         28,458.10
        30-Nov-92 ..................       19,127.41         29,427.10
        31-Dec-92 ..................       19,377.42         29,788.17
        31-Jan-93 ..................       19,635.20         30,037.20
        28-Feb-93 ..................       19,949.89         30,446.61
        31-Mar-93 ..................       20,243.26         31,089.03
        30-Apr-93 ..................       19,986.06         30,337.61
        31-May-93 ..................       20,292.54         31,149.14
        30-Jun-93 ..................       20,464.39         31,240.41
        31-Jul-93 ..................       20,422.45         31,114.82
        31-Aug-93 ..................       21,055.57         32,295.32
        30-Sep-93 ..................       21,024.36         32,047.61
        31-Oct-93 ..................       21,286.78         32,710.68
        30-Nov-93 ..................       21,022.73         32,398.94
        31-Dec-93 ..................       21,175.62         32,790.65
        31-Jan-94 ..................       21,768.15         33,905.53
        28-Feb-94 ..................       21,199.77         32,984.99
        31-Mar-94 ..................       20,553.27         31,546.85
        30-Apr-94 ..................       20,560.41         31,951.28
        31-May-94 ..................       20,669.33         32,475.60
        30-Jun-94 ..................       20,371.95         31,679.62
        31-Jul-94 ..................       20,790.52         32,719.98
        31-Aug-94 ..................       21,176.56         34,061.50
        30-Sep-94 ..................       20,837.78         33,228.70
        31-Oct-94 ..................       21,067.35         33,975.35
        30-Nov-94 ..................       20,700.67         32,737.96
        31-Dec-94 ..................       20,898.70         33,223.47
        31-Jan-95 ..................       21,210.08         34,084.95
        28-Feb-95 ..................       21,737.83         35,413.24
        31-Mar-95 ..................       22,064.74         36,458.29
        30-Apr-95 ..................       22,502.65         37,531.98
        31-May-95 ..................       23,239.35         39,032.14

                            FISCAL YEAR ENDED MAY 31

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE TIMED OPPORTUNITY FUND
                             AND THE MODEL BENCHMARK

                       Average Annual Total Return - Fund

                         1 Year          Since 9/1/92*
                         12.43%               8.43%

                [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                       TIMED OPPORTUNITY       MODEL
                                             FUND            BENCHMARK
                                       -----------------     ---------

        01-Sep-92 ..................       10,000.00         10,000.00
        30-Sep-92 ..................       10,125.97         10,114.67
        31-Oct-92 ..................       10,074.73         10,086.00
        30-Nov-92 ..................       10,279.59         10,272.22
        31-Dec-92 ..................       10,413.95         10,403.42
        31-Jan-93 ..................       10,552.49         10,530.49
        28-Feb-93 ..................       10,721.61         10,686.59
        31-Mar-93 ..................       10,879.27         10,829.16
        30-Apr-93 ..................       10,741.05         10,716.43
        31-May-93 ..................       10,905.76         10,875.07
        30-Jun-93 ..................       10,998.11         10,977.85
        31-Jul-93 ..................       10,975.57         10,979.78
        31-Aug-93 ..................       11,315.83         11,299.73
        30-Sep-93 ..................       11,299.06         11,273.25
        31-Oct-93 ..................       11,440.09         11,419.08
        30-Nov-93 ..................       11,298.18         11,316.85
        31-Dec-93 ..................       11,380.35         11,412.00
        31-Jan-94 ..................       11,698.79         11,685.79
        28-Feb-94 ..................       11,393.33         11,424.25
        31-Mar-94 ..................       11,045.88         11,065.84
        30-Apr-94 ..................       11,049.72         11,110.71
        31-May-94 ..................       11,108.26         11,210.14
        30-Jun-94 ..................       10,948.44         11,055.79
        31-Jul-94 ..................       11,173.39         11,327.43
        31-Aug-94 ..................       11,380.85         11,590.65
        30-Sep-94 ..................       11,198.79         11,380.62
        31-Oct-94 ..................       11,322.17         11,520.59
        30-Nov-94 ..................       11,125.10         11,285.63
        31-Dec-94 ..................       11,231.53         11,411.81
        31-Jan-95 ..................       11,398.87         11,653.40
        28-Feb-95 ..................       11,682.50         11,997.63
        31-Mar-95 ..................       11,858.19         12,228.91
        30-Apr-95 ..................       12,093.53         12,489.85
        31-May-95 ..................       12,489.45         12,952.61

                            FISCAL YEAR ENDED MAY 31

Beginning September 1, 1992, we began to use the Bankers Trust's Tactical Asset Allocation Model to manage this Fund. The performance of the Fund may be compared to a benchmark comprised of a weighted average of three market sectors in which the Fund invests. This benchmark is described above.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

                                       42
TYPES OF INVESTMENTS

STOCKS -- also called equity securities If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

There are three types of stocks:

COMMON STOCK -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

PREFERRED STOCK -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

CONVERTIBLE PREFERRED STOCK -- a stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Money Market Fund in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

BONDS (also called debt securities)

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds, investment grade corporate bonds (the Capital Conservation Fund may also invest in below investment grade bonds).

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's Investors Service Inc. (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield, high risk, bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

ASSET-BACKED SECURITIES

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED MEANS THE COMPANY (ISSUER) SOLD IT ORIGINALLY TO THE PUBLIC.

FOR MORE INFORMATION ABOUT BONDS AND RATINGS OF BONDS, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT ASSET-BACKED SECURITIES SEE THE STATEMENT OF ADDITIONAL INFORMATION.

                                       43
LOAN PARTICIPATIONS

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus may invest in loan participations.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "LIMITATIONS", below.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. We consider ADRs foreign securities.

FOREIGN CURRENCY

All of the Funds, except the Government Securities Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds except the Money Market Fund and the Government Securities Fund may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in US dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poors or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

o      commercial paper sold by corporations and finance companies

o corporate debt obligations with remaining maturities of 13 months or less

o Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

FOR MORE INFORMATION ABOUT LOAN PARTICIPATIONS SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT WHEN-ISSUED SECURITIES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT ILLIQUID AND RESTRICTED SECURITIES SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT MONEY MARKET SECURITIES OF FOREIGN ISSUERS THE FUNDS MAY PURCHASE, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT FOREIGN CURRENCY EXCHANGE TRANSACTIONS, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

                                       44
DERIVATIVES

Unlike stocks and bonds that, represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. Derivatives are bought to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We buy derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. We do not buy derivatives to speculate.

The Funds except the Money Market Fund may buy two types of derivatives: futures and options.

OPTIONS

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

CALL OPTION

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.

PUT OPTION

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

FUTURES CONTRACTS

A futures contract is an agreement between a buyer and a seller to buy or sell an investment on a future date at a price the buyer and seller set today. The buyer thinks the price will go up between now and then, and the seller thinks the price will go down or they may just want to receive today's price because they do not know which way prices are going to go.

All of the Funds, except the Money Market Fund, may enter into certain types of futures contracts. The Funds use futures contracts as a tool to earn more money, and to protect against rising or falling prices in the stock and bond markets.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds, except the Money Market Fund can invest in these types of futures and options:

o Write exchange traded covered put and call options on securities and stock indices.

o purchase exchange traded put and call options on securities and stock indices.

o      purchase and sell exchange traded financial futures contracts.

o write covered call options and purchase exchange traded put and call options on financial futures contracts.

o write covered call options and purchase non exchange traded call and put options on financial futures contracts.

The Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science & Technology Fund may write and purchase put and call options on securities and stock indicies that are not traded on an exchange.



FOR MORE INFORMATION ON PUT AND CALL OPTIONS AND FINANCIAL FUTURES CONTRACTS AND OPTIONS, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

                                       45

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well- established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are four basic types of investment risk you may be subject to:

o   Market Risk
o   Credit (Financial) Risk
o   Interest Rate Risk
o   Risk Associated with Foreign Securities

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these four basic types of investment risks is discussed below.

MARKET RISK

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

CREDIT (FINANCIAL) RISK

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Fund's Investment Adviser or Sub-Advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and Standard & Poor's (two nationally recognized bond rating services), and on VALIC's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

All of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB, see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. government guarantees it will always pay principal and interest.

INTEREST RATE RISK

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

                                       46

RISK ASSOCIATED WITH FOREIGN SECURITIES

Each of the Funds may, subject to limits stated in each Fund's Fact Sheet, invest in foreign securities including ADRs. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

    There are three principal risks of owning foreign securities:

    POLITICAL RISK -- the chance of a change in government and the assets of the company being taken away.

    CURRENCY RISK -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    LIMITED INFORMATION -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

LIMITATIONS.

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

For example, the Stock Index Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 35% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

LENDING PORTFOLIO SECURITIES.

Each Fund except the Growth Fund and the Science & Technology Fund may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund. The Growth Fund and the Science & Technology Fund may lend up to 33 1/3% of their net assets. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions that VALIC considers to be creditworthy.

FOR MORE INFORMATION ABOUT LENDING PORTFOLIO SECURITIES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT FOREIGN SECURITIES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ABOUT INVESTMENT LIMITATIONS, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

                                       47

ABOUT THE SERIES COMPANY

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

As distributor, (VAMCO) sells shares of the Funds to the separate accounts. VAMCO is a wholly owned subsidiary of VALIC and acts as a distributor under an agreement it has with the Series Company. VAMCO does not charge the Series Company or the separate accounts for its services. Also, VAMCO is not required to sell a minimum number of shares to the separate accounts.

VAMCO sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The price of any share affected by the request is the next net asset value calculated after order was received.

For more information on how to participate, see your contract prospectus.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

HOW NET ASSET VALUE IS CALCULATED

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

  Total value of the Fund's assets* (including money owed to the Fund but not yet collected)
- The Fund's liabilities (including money owed by the Fund but not yet paid)
-----------------------------------------------------------------------------
= The Fund's total net asset value

Step 2:

The Fund's total net asset value (from Step 1)
----------------------------------------------- = NET ASSET VALUE PER SHARE
The total number of the Fund's shares that are outstanding

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates the fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate the fair market value of these investments.

WHEN NET ASSET VALUE IS CALCULATED

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open, with a few exceptions. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

In addition, the Series Company will not calculate net asset values on the following days even when the New York Stock Exchange is open:

     o   the Friday after Thanksgiving; or

     o   when Christmas falls on a Thursday, the Friday after Christmas; and

     0   when Christmas falls on a Tuesday, the Monday before Christmas.

THE VARIABLE ANNUITY MARKETING COMPANY (VAMCO) ACTS AS THE SERIES COMPANY'S DISTRIBUTOR.

                                       48

The separate accounts can buy, sell, and transfer shares in the Funds only on days that the Series Company calculates the net asset value of each Fund's shares. Through VAMCO, the separate accounts send orders to the Series Company to buy, sell, or transfer shares based on requests they receive from participants.

DIVIDENDS AND CAPITAL GAINS

DIVIDENDS FROM NET INVESTMENT INCOME

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

DISTRIBUTIONS FROM CAPITAL GAINS

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") Code as well as the Investment Company Act of 1940 ("the 1940 Act").

All of the Funds except International Government Bond Fund, Growth Fund and Science & Technology Fund may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Growth Fund and the Science & Technology Fund may invest up to 25% of their total assets in one company as long as those investments representing over 5% of total assets plus those investments representing over 10% of the voting securities of one company do not exceed 25% of total assets of the Fund. The remaining 75% of the total assets may not include more than 5% of total assets in one company or 10% of total assets in the voting securities of one company.

The International Government Bond Fund is "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

    Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in TYPES OF INVESTMENTS).

                                       49

SEE THE STATEMENT OF ADDITIONAL INFORMATION AND YOUR CONTRACT PROSPECTUS FOR FURTHER TAX DISCUSSIONS. YOU SHOULD ALSO CONSULT YOUR TAX ADVISOR BEFORE INVESTING.

TAXES

By paying out all earnings as described in the DIVIDENDS AND CAPITAL GAINS section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a "RIC" under Subchapter M of the Code. By qualifying as a "RIC" the Funds will not have to pay federal income taxes.

VOTING RIGHTS

ONE VOTE PER SHARE

Each outstanding share has one vote on all matters that shareholders vote on. As a participant, you vote on these matters indirectly by voting your units. The way you vote your units as a participant depends on your contract. See your contract prospectus for specific details.

When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

VALIC owns more than 25% of the Growth & Income Fund. As a result, VALIC may have a "controlling interest" in this Fund as this term is defined in the Act. VALIC has the same voting and other rights as any other participant.

SHAREHOLDER MEETINGS

Maryland law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

     o   to approve certain agreements as required by the 1940 Act;

     o to change fundamental investment objectives in the DIVERSIFICATION section and to change fundamental investment restrictions, above;

     o to fill vacancies on the Series Company's Board of Directors if the shareholders have elected less than a majority of the Directors.

Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 2/3 of all the outstanding shares of all the Funds must vote in favor of removing the Director.

SHAREHOLDER COMMUNICATIONS

The Series Company will assist in shareholder communications.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants. Also, the Series Company attaches Annual Reports to each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

LEGAL MATTERS

Cynthia A. Toles, Senior Associate General Counsel and Secretary of VALIC, reviews the legal matters regarding the investments offered in this prospectus and the federal laws and regulations related to their issue and sale.

                                       50

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling (800)-44-VALIC.

---------------------------------------------------------------------------

Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company.
Name: _______________________________    GA #: _______________________
Address: ____________________________    Policy #: ___________________
Social Security Number: _____________

----------------------------------------------------------------------------

                              TABLE OF CONTENTS
                    OF STATEMENT OF ADDITIONAL INFORMATION

                                                                        PAGE
                                                                        ----
General Information and History......................................     2
Additional Information Regarding Certain Funds.......................     3
    International Equities Fund......................................     3
    Government Securities Fund.......................................     3
    Timed Opportunity Fund...........................................     4
    Performance and Yield Information................................     5
Fundamental Investment Restrictions..................................     8
    Fundamental Investment Restrictions Applicable to All Funds......     8
    MMF Investment Restrictions......................................     9
    TOF, CCF, GSF, SIF, IEF MIF and SCIF Investment Restrictions.....     9
    GIF Investment Restrictions......................................     9
    GF and STF Investment Restrictions...............................     9
    SAF Investment Restrictions......................................    10
    IGBF Investment Restrictions.....................................    10
Investment Practices.................................................    11
    Repurchase Agreements............................................    11
    Lending Portfolio Securities.....................................    11
    Foreign Securities...............................................    12
    Foreign Currency Exchange Transactions...........................    13
    When Issued Securities...........................................    13
    Debt Securities..................................................    13
    Warrants.........................................................    14
    Eurodollar Obligations...........................................    14
    Asset-Backed Securities..........................................
    Mortgage-Backed Securities.......................................    15
    Loan Participations..............................................    15
    Adjustable Rate Securities.......................................    16
    Illiquid Securities..............................................    16
    Rule 144A Securities.............................................    16
    Options on Securities and Securities Indices.....................    17
    Writing Covered Call and Put Options and Purchasing Call
     and Put Options.................................................    18
    Financial Futures Contracts......................................    20
    Options on Financial Futures Contracts...........................    22
    Certain Additional Risks of Options and Financial Futures
     Contracts.......................................................    22
    Limitations......................................................    24
    Money Market Securities of Foreign Issuers.......................
Investment Adviser...................................................    25
Investment Sub-Advisers..............................................    27
Portfolio Transactions and Brokerage.................................    29
Offering, Purchase, and Redemption of Fund Shares....................    32
Determination of Net Asset Value.....................................    33
Calculation of Yield for the Money Market Fund.......................    34
Accounting and Tax Treatment.........................................    35
    Calls and Puts...................................................    35
    Financial Futures Contracts......................................    35
    Subchapter M of the Internal Revenue Code of 1986................    35
    Section 817(h) of the Code.......................................    36
Other Information....................................................    37
    Shareholder Reports..............................................    37
    Voting and Other Rights..........................................    37
    Custody of Assets................................................    37
    Index Funds......................................................    38
    Description of Corporate Bond Ratings............................    39
    Description of Commercial Paper Ratings..........................    40
    Independent Auditors.............................................    40
Directors and Officers...............................................    41
Financial Statements.................................................    44

                                      51

                           DISTRIBUTOR:
                           The Variable Annuity Marketing Company
                           2929 Allen Parkway
                           Houston, Texas 77019

                           INVESTMENT ADVISER:
                           The Variable Annuity Life Insurance Company
                           2929 Allen Parkway
                           Houston, Texas 77019

                           INVESTMENT SUB-ADVISERS:
                           Bankers Trust Company
                           130 Liberty St.
                           New York, New York 10006

                           T. Rowe Price Associates, Inc.
                           100 East Pratt Street
                           Baltimore, Maryland 21202

                           Value Line, Inc.
                           220 East 42nd Street
                           New York, New York 10017-5981

                           CUSTODIAN:
                           State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110

                           INDEPENDENT AUDITORS:
                           Ernst & Young LLP
                           1221 McKinney
                           Houston, Texas 77010

                           TRANSFER AND SHAREHOLDER SERVICE AGENT:
                           The Variable Annuity Life Insurance Company
                           2929 Allen Parkway
                           Houston, Texas 77019

                             DIRECTORS AND OFFICERS

DIRECTORS

Stephen D. Bickel
Thomas L. West, Jr.
Peter V. Tuters
Joe C. Osborne
Norman Hackerman
John William Lancaster
F. Robert Paulsen
R. Miller Upton
Ben H. Love

OFFICERS

Stephen D. Bickel       Chairman and President

Thomas L. West, Jr.     Executive Vice President

Norman Jaskol           Vice President and
                          Senior Investment
                          Officer

John W. Mossbarger      Vice President and
                          Investment Officer

Teresa S. Moro          Vice President and
                          Investment Officer

William Trimbur, Jr.    Vice President and
                          Investment Officer

Leon A. Olver           Vice President and
                          Investment Officer

Brent C. Nelson         Vice President

Cynthia A. Toles        General Counsel and
                          Secretary

Gregory R. Seward       Treasurer and Controller

Betty J. North          Assistant Vice President

David H. den Boer       Assistant Secretary

Debra A. Yeang          Assistant Treasurer

William W. Merryman     Assistant Controller

      (C)1995 The Variable Annuity Life Insurance Company, Houston, Texas

                                Printed Matter
                              Printed in U.S.A.
                              VA 9017 Rev 10/95


RULE 497(C) FILING
REGISTRATION NO. 2-83631/811-3738
MARKED TO SHOW CHANGES

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                               STOCK INDEX FUND
                              MIDCAP INDEX FUND
                             SMALL CAP INDEX FUND
                         INTERNATIONAL EQUITIES FUND
                                 GROWTH FUND
                             GROWTH & INCOME FUND
                          CAPITAL CONSERVATION FUND
                          GOVERNMENT SECURITIES FUND
                   INTERNATIONAL GOVERNMENT SECURITIES FUND
                            SOCIAL AWARENESS FUND
                          SCIENCE & TECHNOLOGY FUND
                              MONEY MARKET FUND
                            TIMED OPPORTUNITY FUND
               -----------------------------------------------
                     STATEMENT OF ADDITIONAL INFORMATION
               -----------------------------------------------
                               FORM N-1A PART B
                               OCTOBER 1, 1995

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company (the "Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated October 1, 1995. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling (713) 831-5069 or writing the Company or The Variable Annuity Marketing Company ("VAMCO") at 2929 Allen Parkway, Houston, Texas 77019. All inquiries regarding variable annuity contracts issued by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-West"), should be directed in writing to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or by calling (713) 831-3102. Shares in the Company are available to the public only through the purchase of certain variable annuity contracts issued and employee thrift plans maintained by VALIC and its affiliates.

                              TABLE OF CONTENTS

                                                                       Page
                                                                       -----
General Information and History.......................................    2
Additional Information Regarding Certain Funds........................    3
  International Equities Fund.........................................    3
  Government Securities Fund..........................................    3
  Timed Opportunity Fund..............................................    4
  Performance and Yield Information...................................    5
Fundamental Investment Restrictions...................................    8
  Fundamental Investment Restrictions Applicable to All Funds.........    8
  MMF Investment Restrictions.........................................    9
  TOF, CCF, GSF, SIF, IEF, MIF and SCIF Investment Restrictions.......    9
  GIF Investment Restrictions.........................................    9
  GF and STF Investment Restrictions..................................    9
  SAF Investment Restrictions.........................................   10
  IGBF Investment Restrictions........................................   10
Investment Practices..................................................   11
  Repurchase Agreements...............................................   11
  Lending Portfolio Securities........................................   11
  Foreign Securities..................................................   12
  Foreign Currency Exchange Transactions..............................   13
  When Issued Securities..............................................   13
  Debt Securities.....................................................   13
  Warrants............................................................   14
  Eurodollar Obligations..............................................   14
  Asset-Backed Securities.............................................   14
  Mortgage-Backed Securities..........................................   15
  Loan Participations.................................................   15
  Adjustable Rate Securities..........................................   16
  Illiquid Securities.................................................   16
  Rule 144A Securities................................................   16
  Options on Securities and Securities Indices........................   17
  Writing Covered Call and Put Options and Purchasing Call and
   Put Options........................................................   18
  Financial Futures Contracts.........................................   20
  Options on Financial Futures Contracts..............................   22
  Certain Additional Risks of Options and Financial
   Futures Contracts..................................................   22
  Limitations.........................................................   24
  Money Market Securities of Foreign Issuers..........................   24
Investment Adviser....................................................   25
Investment Sub-Advisers...............................................   27
Portfolio Transactions and Brokerage..................................   29
Offering, Purchase, and Redemption of Fund Shares.....................   32
Determination of Net Asset Value......................................   33
Calculation of Yield for the Money Market Fund........................   34
Accounting and Tax Treatment..........................................   35
  Calls and Puts......................................................   35
  Financial Futures Contracts.........................................   35
  Subchapter M of the Internal Revenue Code of 1986...................   35
  Section 817(h) of the Code..........................................   36
Other Information.....................................................   37
  Shareholder Reports.................................................   37
  Voting and Other Rights.............................................   37
  Custody of Assets...................................................   37
  Index Funds.........................................................   38
  Description of Corporate Bond Ratings...............................   39
  Description of Commercial Paper Ratings.............................   40
  Independent Auditors................................................   40
Directors and Officers................................................   41
Financial Statements..................................................   44

VA 9017-1, Rev. 10/95

                       GENERAL INFORMATION AND HISTORY

    American General Series Portfolio Company (the "Company") was incorporated in Maryland on December 7, 1984, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to Investment Advisory Agreements with the Company and subject to the authority of the Company's Board of Directors, VALIC serves as the Company's investment adviser and conducts the business and affairs of the Company. Additionally, VALIC has engaged an investment sub-adviser to provide investment sub-advisory services for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund, and the Science & Technology Fund, subject to VALIC's control, direction and supervision. The Company consists of thirteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. The Company issues shares of common stock of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts (the "Contracts"). Currently the Company acts as an investment vehicle for assets of VALIC's Separate Account A, and AGL Separate Account A and Separate Account D, each of which is a unit investment trust registered as an investment company under the 1940 Act, and AGL Separate Account B, a unit investment trust that is exempt from registration as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

    The Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individual's personal investment trading activities.

                                                                                         DATE OPERATIONS
                                              DATE OF                DATE SEED               COMMENCED
                                         INCORPORATION OR            MONEY WAS            (BY ISSUANCE OR
                                          BOARD APPROVAL          FIRST PROVIDED          AVAILABILITY
            NAME OF FUND                 FOR ORGANIZATION         TO THE COMPANY           OF SHARES)
            ------------                 ----------------         --------------
Stock Index Fund ("SIF").............          2-02-87                 4-20-87                4-20-87
MidCap Index Fund ("MIF")............          3-16-82                 8-30-82                9-17-82
Small Cap Index Fund ("SCIF")........         10-28-91                 5-01-92                5-01-92
International Equities Fund
  ("IEF")............................          7-18-89                 9-29-89               10-02-89
Growth Fund ("GF")...................          1-25-94                 4-29-94                4-29-94
Growth & Income Fund ("GIF").........          1-25-94                 4-29-94                4-29-94
Science & Technology Fund ("STF")....         12-17-93                 4-29-94                4-29-94
Social Awareness Fund ("SAF")........          7-18-89                 9-29-89               10-02-89
Timed Opportunity Fund ("TOF").......          2-22-83                 8-08-83                9-06-83
Capital Conservation Fund ("CCF")....         12-07-84                12-16-85               12-16-85
Government Securities Fund ("GSF")...         12-07-84                12-16-85               12-16-85
International Government Bond Fund
  ("IGBF")...........................          7-30-91                10-01-91               10-01-91
Money Market Fund ("MMF")............         12-07-84                12-16-85               12-16-85

    The MidCap Index Fund and the Timed Opportunity Fund are the successors to Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., respectively, which were separately registered open-end diversified management investment companies under the 1940 Act, pursuant to a reorganization entered into on September 25, 1985. The MidCap Index Fund effected a change in its name and investment objective, investment program and one of its restrictions as of October 1, 1991. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992.
                                      2

                ADDITIONAL INFORMATION REGARDING CERTAIN FUNDS

    The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed. Please refer also to the Prospectus for a complete presentation of these matters.

INTERNATIONAL EQUITIES FUND

    The International Equities Fund intends to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the Morgan Stanley's Capital International, Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged capitalization weighted stock index consisting of more than 1000 companies operating in 20 countries in Europe, Australia, and the Far East. The EAFE Index is a well known measure for international stock performance. The EAFE Index does not reflect charges, fees, and commissions applicable to the Fund.

    The weighted breakdown by country of the EAFE Index (as of May 31, 1995) is set forth below:

                       EAFE INDEX BREAKDOWN BY COUNTRY

                  COUNTRY                               WEIGHT
                  -------                               ------
             1 AUSTRALIA............................     2.56
             2 AUSTRIA..............................     0.38
             3 BELGIUM..............................     1.15
             4 DENMARK..............................     0.82
             5 FINLAND..............................     0.61
             6 FRANCE...............................     6.25
             7 GERMANY..............................     6.73
             8 HONG KONG............................     3.17
             9 IRELAND..............................     0.28
            10 ITALY................................     2.20
            11 JAPAN................................    42.21
            12 MALAYSIA.............................     2.44
            13 NETHERLANDS..........................     3.89
            14 NEW ZEALAND..........................     0.42
            15 NORWAY...............................     0.42
            16 SINGAPORE............................     1.24
            17 SPAIN................................     1.69
            18 SWEDEN...............................     1.74
            19 SWITZERLAND..........................     5.32
            20 UNITED KINGDOM.......................    16.48

GOVERNMENT SECURITIES FUND

    The Government Securities Fund may invest in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities in which the Fund may invest include: (1) U.S. Treasury bills, notes, and bonds; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (E.G., Government National Mortgage Association ("GNMA") Certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury (E.G., debt of each of the Federal Home Loan banks); (c) the discretionary authority of the U.S. Government or GNMA to purchase certain financial obligations of the agency or instrumentality (E.G., Federal National Mortgage Association); or (d) the credit of the issuing agency or instrumentality (E.G., Federal Land Banks, Farmers, Farmers Home Administration or Student Loan Marketing Association); and (3) collateralized mortgage obligations ("CMOs") that are issued by governmental or non-governmental entities and collateralized by U.S. Treasury Obligations or by U.S. Government agency or instrumentality securities. No assurance can be given that the U.S. Government will provide sup-
                                      3

port to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not required to do so by law.

TIMED OPPORTUNITY FUND

    The chart below indicates the historic allocations, from June 1983 through June 1995, based on the investment benchmarks of 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short term debt instruments, as recommended by the Bankers Trust Company Tactical Asset Allocation Model. The Bankers Trust Company Tactical Asset Allocation Model is currently used in connection with the management of over $2.2 billion of assets.
                        TACTICAL ASSET ALLOCATION SHIFTS

                                         Stock      Bond     Cash
                                         -----      ----     ----
       Benchmark                           55       35       10
           1983 J .....................    42       52        6
                S .....................     2       84       14
                D .....................    24       66       10
           1984 M .....................     8       73       19
                J .....................     7       55       38
                S .....................    65       25       10
                D .....................    54       26       20
           1985 M .....................    40       51        9
                J .....................    74       23        3
                S .....................    66       30        4
                D .....................    86       11        3
           1986 M .....................    86       10        4
                J .....................    71       27        2
                S .....................    75       24        1
                D .....................    86        9        5
           1987 M .....................    63       28        9
                J .....................    41       29       30
                S .....................    35       17       48
                D .....................    98        2        0
           1988 M .....................    94        1        5
                J .....................    32       35       33
                S .....................    20       32       48
                D .....................    55       14       31
           1989 M .....................    48       33       19
                J .....................    56       36        8
                S .....................    64       36        0
                D .....................    59       41        0
           1990 M .....................    51       46        3
                J .....................    62       38        0
                S .....................    51       48        1
                D .....................    54       46        0
           1991 M .....................    65       35        0
                J .....................    59       41        0
                S .....................    70       30        0
                D .....................    66       34        0
           1992 M .....................    63       37        0
                J .....................    68       32        0
                S .....................    66       34        0
                D .....................    65       35        0
           1993 M .....................    62       38        0
                J .....................    59       41        0
                S .....................    60       40        0
                D .....................    62       38        0
           1994 M .....................    51       27       22
                J .....................    43       30       27
                S .....................    48       21       31
                D .....................    43       26       31
           1995 M .....................    43       24       33
                J .....................    45       36       19

                                      4

                      PERFORMANCE AND YIELD INFORMATION

    The Series Company may compute the total return of a Fund ("Average Annual Total Return"), total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from the Adviser's investment selection) deviates from its benchmark's Index Total Return. Fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

    Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:
                                P (1+T)(n) = ERV
    Where:

    P   = A hypothetical initial Purchase Payment of $1,000.

    T   = Average annual total return.

    (n) = Number of years.

    ERV = Ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the first period.

Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

    Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

    Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception are calculated by determining the percentage change in value of the benchmark index over the applicable period adjusting for reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

    The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

       Seven Day Effective Yield = [(Base Period Return + 1)(365/7) - 1]

                                      5
30 DAY CURRENT YIELD

    The Capital Conservation Fund, Government Securities Fund, and the International Government Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                         Yield = 2[(1 +  NII )(6) - 1]
                                       -------
                                       S x NAV
    Where:

    NII = Net investment income (interest income, plus dividend income, plus other income, less fund expenses.

    S   = Average daily shares outstanding.

    NAV = Net asset value per share on the last day of the period.

                             PERFORMANCE RETURNS
                                 MAY 31, 1995

                                                                 PERFORMANCE RETURNS
                                                     -------------------------------------------
                                                                                      10 YEAR
                                        INCEPTION                                    OR SINCE
                                          DATE       1 YEAR    3 YEAR    5 YEAR    INCEPTION (A)
                                        ---------    ------    ------    ------    -------------
STOCK INDEX FUND:                       04/20/87
  Average Annual Total Return                         19.98%    11.46%    10.58%       10.11%
  Portfolio Total Return                              20.36%    11.86%    11.05%       10.75%
  S & P 500                                           20.19%    11.83%    11.42%       11.31%

MIDCAP INDEX FUND:                      10/13/82
  Average Annual Total Return                         13.26%    11.18%     7.65%        7.93%
  Portfolio Total Return                              13.70%    11.67%     8.21%        8.62%
  S & P MidCap 400                                    13.50%    11.88%    14.12%       15.64%

SMALL CAP INDEX FUND:                   05/01/92
  Average Annual Total Return                          9.98%    10.85%      N/A        10.36%
  Portfolio Total Return                              10.42%    11.02%      N/A        10.53%
  Russell 2000                                        10.31%    12.67%      N/A        12.78%

INTERNATIONAL EQUITIES FUND:            10/02/89
  Average Annual Total Return                          4.92%    11.05%     4.67%        2.71%
  Portfolio Total Return                               5.37%    11.53%     5.16%        3.18%
  Morgan Stanley Capital
  International -- EAFE                                4.93%    11.52%     4.87%        2.92%

GROWTH FUND                             04/29/94
  Average Annual Total Return                         16.25%      N/A       N/A        13.55%
  Portfolio Total Return                              17.16%      N/A       N/A        14.47%
  S & P 500                                           20.19%      N/A       N/A        21.56%

GROWTH & INCOME FUND                    04/29/94
  Average Annual Total Return                         13.35%      N/A       N/A        11.04%
  Portfolio Total Return                              14.21%      N/A       N/A        11.90%
  S & P 500                                           20.19%      N/A       N/A        21.56%

SCIENCE & TECHNOLOGY FUND               04/29/94
  Average Annual Total Return                         48.61%      N/A       N/A        41.62%
  Portfolio Total Return                              49.61%      N/A       N/A        42.62%
  S & P 500                                           20.19%      N/A       N/A        21.56%

SOCIAL AWARENESS FUND                   10/02/89
  Average Annual Total Return                         18.19%    10.87%     9.09%        9.48%
  Portfolio Total Return                              18.77%    11.47%     9.57%        9.95%
  S & P 500                                           20.19%    11.83%    11.42%       11.16%

TIMED OPPORTUNITY FUND                  09/06/83
  Average Annual Total Return                         12.43%     7.73%     6.71%        8.79%
  Portfolio Total Return                              13.01%     8.35%     7.45%        9.72%
  Benchmark (B)                                       15.54%     9.76%    10.28%       12.38%

CAPITAL CONSERVATION FUND               01/16/86
  Average Annual Total Return                         11.80%     7.88%     8.51%        6.83%
  Portfolio Total Return                              12.38%     8.49%     9.20%        7.72%
  Merrill Lynch Corporate Master
  Index                                               13.37%     9.25%    10.86%       10.28%

GOVERNMENT SECURITIES FUND              01/06/86
  Average Annual Total Return                         10.43%     7.28%     8.72%        6.81%
  Portfolio Total Return                              11.01%     7.89%     9.41%        7.71%
  Lehman Brothers U.S. Treasury Index                 10.82%     7.97%     9.54%        9.30%

INTERNATIONAL GOVERNMENT BOND FUND      10/01/91
  Average Annual Total Return                         23.23%    13.59%      N/A        13.67%
  Portfolio Total Return                              23.82%    13.99%      N/A        14.02%
  Salomon Brothers Non-U.S.
  Government Bond Index                               24.68%    14.80%      N/A        15.01%

MONEY MARKET FUND                       01/16/86
  Average Annual Total Return                          4.90%     3.52%     4.42%        5.62%
  Portfolio Total Return                               5.47%     4.11%     5.05%        6.44%
  30-Day Certificate of Deposit
    Primary Offering Rate
    by New York City Banks                             4.44%     3.32%     4.29%        5.64%

------------
(A) Amounts shown are returns for ten years or since inception if the fund has been in existence for less than ten years.

(B) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate & Government Master Index, and 10% NYC 30 Day Primary CD Rate.

                     FUNDAMENTAL INVESTMENT RESTRICTIONS

    The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

    All the Funds, except the International Government Bond Fund, the Growth Fund and the Science & Technology Fund have adopted each of the following fundamental investment restrictions. The International Government Bond Fund has adopted fundamental investment restrictions 2-10 below. (The Growth Fund and the the Science & Technology Fund have adopted investment restrictions 3, 6 and 7 as non-fundamental operating policies. In addition, as a non-fundamental operating policy, the Growth Fund and the Science & Technology Fund will not invest in oil, gas or mineral exploration programs.) Such restrictions provide that no Fund may:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

        2. (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. No Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

        3. Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company). Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

        4. Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

        5. Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

        6. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

        7. Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

        8. Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

        9. Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

        10. Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

MMF INVESTMENT RESTRICTIONS

    MMF may not:

        1. Purchase any security which matures more than 13 months from the date of purchase.

        2.  Purchase or sell commodity con-
    tracts.

        3. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

        4. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

TOF, CCF, GSF, SIF, IEF, MIF, AND SCIF INVESTMENT RESTRICTIONS

    TOF, CCF, GSF, SIF, IEF, MIF, and SCIF may not:

        1. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

GIF INVESTMENT RESTRICTIONS

    GIF may not:

        1. Invest 25% or more of its assets in securities of issuers in any one industry.

GF AND STF INVESTMENT RESTRICTIONS

    GF and STF may not:

        1. Borrow money except that the Funds may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds' investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Funds' total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other T. Rowe Price Funds or other persons to the extent permitted by law.

        2. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds' total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, the Growth Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Growth Fund's position in issues maturing in one year or less equals 35% or more of the Growth Fund's total assets.

        3. Make loans, although the Funds may (i) lend portfolio securities; provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Funds' total assets;
    (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt.

        4. Purchase a security if, as a result, with respect to 75% of the Funds' total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of any issuer would be held by the Funds, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

        5. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. Issue senior securities except in compliance with the investment Company Act of 1940;

        8. Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        With respect to investment restriction (5), the Fund does not consider forward foreign currency contracts or hybrid investments to be commodities. For purposes of investment restriction (2), U.S. state or local governments, or related agencies or instrumentalities, are not considered an industry.

        Notwithstanding anything in the above fundamental and operating restrictions to the contrary, subject to any regulatory requirements, GF and STF may each invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

SAF INVESTMENT RESTRICTIONS

    SAF may not:

        1. Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

IGBF INVESTMENT RESTRICTIONS

    IGBF may not:

        1. With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of its total assets, invest more than 25% of its total assets in the securities of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        2. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        3. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

                             INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

    Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the Requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

    The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Directors of the Company will evaluate the creditworthiness of all banks and broker-dealers with which the Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund.)

LENDING PORTFOLIO SECURITIES

    For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to no more than 30% of the value of each Fund's total assets (33 1/3% in the case of Growth Fund and Science & Technology Fund). This policy is a fundamental policy of each of the Funds. Securities loans are made to broker-dealers and other financial institutions approved by VALIC and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

    Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when VALIC considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

FOREIGN SECURITIES

    A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

    Included within the definition of foreign securities are American Depository Receipts (ADRs).

    ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

    Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (E.G., Yankee securities) or may be registered abroad and traded exclusively in foreign markets (E.G., Eurodollar securities).

    In addition, all the Funds, except the Government Securities Fund and the Money Market Fund, may invest in non-U.S. dollar denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.
                                      12

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Foreign currency transactions used by the Funds may be either: (i) on the spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

    A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

WHEN-ISSUED SECURITIES

    Each of the Funds except the Money Market Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

DEBT SECURITIES

    Debt securities are considered high-quality if they are rated at least Aa by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or its equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. See the Section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower-medium and lower-quality debt securities and their risks.

    The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

    A Fund will not purchase debt securities issued by an investment adviser or a broker/dealer unless they are rated Aa by Moody's or its equivalent by any other NRSRO. A Fund will not purchase debt securities issued by an investment adviser or a broker dealer if they are unrated.

                                      13

WARRANTS

    Each Fund, except the Money Market Fund, Government Securities Fund, Capital Conservation Fund and the International Government Bond Fund may invest in warrants limited to no more than 5% of the value of the total assets of each Fund. Warrants are securities that give the Funds the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

EURODOLLAR OBLIGATIONS

    Each Fund in accordance with its investment objective(s), policies, and investment program may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

    Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

    Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

    Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

ASSET-BACKED SECURITIES

    Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the con-
                                      14

tracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MORTGAGE-BACKED SECURITIES

    Certain of the Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is offered to investors through securities dealers in the form of certificates representing participations in the pool. Once approved by GNMA, the timely payment of interest and principal of each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments (including prepayments) are passed through to the holder of the certificate.

    The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. Upon receipt, principal payments may be used by the Funds to purchase additional GNMA Certificates or other U.S. Government Securities. In addition, prepayments of the mortgages included in the underlying mortgage pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate, and principal returned to the Funds may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. In quoting yields of GNMA Certificates, the standard practice is to assume that the certificates will have a 12 year life. As previously noted, however, the actual life of an individual pool may differ widely and actual yield may differ significantly from estimated yields based on the 12 year life assumption.

    Certain Funds may also invest in collateralized mortgage obligations ("CMOs") issued by governmental or non-governmental entities, such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may be subject to greater price fluctuation and risk than governmental securities.

    CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, the Funds' investments in certain qualifying CMOs, are not subject to legal limitations on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and
(iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

LOAN PARTICIPATIONS

    Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

    Each of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (I.E., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

    Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on pre-determined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (l) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES

    The Funds will not invest more than 10% (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% of the value of a Fund's net assets.

RULE 144A SECURITIES

    Each Fund, other than the Money Market Fund, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Company could consider (i) frequency of trades and quotes (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% of their assets in illiquid securities (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund).

Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

    Each Fund, other than the Money Market Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. In addition, the Growth Fund and the Science & Technology Fund have no current intention of writing put options on securities or securities indices. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

    To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

    Each of these Funds may write options on securities and securities indices and the International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds' return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

    Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

    Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

    Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

    Each Fund, except the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. In addition, the Growth Fund and the Science & Technology Fund have no current intention of purchasing call options on securities or securities indices. The International Equities Fund and the International Government Bond Fund also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

    The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

    Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Capital Conservation Fund, the Government Securities Fund the International Equities Fund and the International Government Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (I.E., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS

    All of the Funds, except the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates.

Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

    Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

    Each Fund, other than the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it. The International Equities Fund and the International Government Bond Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.

    A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

    A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

    Unlisted options may be used by the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements
                                      19

would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

    Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge. A more detailed description of these investment practices and their associated risks is contained in the Fund's Statement of Additional Information.

FINANCIAL FUTURES CONTRACTS

    Each Fund, except the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. Although they have no current intention to do so, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund may also write covered put options on stock index futures contracts. Only the International Equities Fund and the International Government Bond Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

    Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

    An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts on GNMA Certificates, long-term U.S. Treasury Bonds, three-month U.S. Treasury Bills, short-term U.S. Treasury Notes, and bank certificates of deposit.

    Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index
                                      20

futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

    A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

    Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

    Unlisted financial futures contracts, which may be purchased or sold only by the International Equities Fund and the International Government Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally DO NOT have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (15% in the case of the Growth Fund, the Growth & Income Fund and the Science & Technology
Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.

    When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equalling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

    The Fund, as an internal operating policy may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund

                                      21

is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

    Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

    For bona fide hedging purposes, each Fund, except the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

    Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

    In addition to the risks described in the Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

    To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.
                                      22

    The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

    Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

    There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and
(iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

    Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (I.E. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

    In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information Custody of Assets." in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

    The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type,

                                      23

time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC will use financial future contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

    No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets. (Net assets in the case of Growth & Income Fund); provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of each Fund that is permitted to use options and financial futures contracts.

    In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

    Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies; and (iv) repurchase agreements with domestic securities dealers or banks. For temporary purposes or in light of adverse foreign political or economic conditions, the Fund may invest in short-term high quality domestic and foreign money market securities without limitation.

                                      24

                              INVESTMENT ADVISER

    VALIC serves as the investment adviser to Timed Opportunity Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund and Social Awareness Fund pursuant to an Investment Advisory Agreement dated September 30, 1987, approved by shareholders at a meeting held on September 7, 1990. This Investment Advisory Agreement was also made applicable to the International Government Bond Fund effective October 1, 1991. The Investment Advisory Agreement was approved by the shareholders of the International Government Bond Fund on September 15, 1992. VALIC also serves as investment adviser to the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund pursuant to an Investment Advisory Agreement effective May 1, 1992 that was approved by shareholders of the MidCap Index Fund and Stock Index Fund on April 28, 1992 and approved by shareholders of the Small Cap Index Fund on September 15, 1992. This Investment Advisory Agreement was also made applicable to the Growth Fund, the Growth & Income Fund and the Science & Technology Fund effective May 1, 1994. Prior to May 1, 1992, VALIC served as investment adviser to the MidCap Index Fund and Stock Index Fund pursuant to the Investment Advisory Agreement dated September 30, 1987. VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

    Pursuant to the Investment Advisory Agreements, the Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Company may need to continue operations. The Investment Advisory Agreement provides that the Company pay all expenses not specifically assumed by VALIC under the Agreements. Examples of the expenses paid by the Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts and fees for accounting services, (E.G., daily calculation of the net asset value).

    The Investment Advisory Agreements require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Company's Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Company.

    VALIC had historically provided accounting services to the Company for which it has been reimbursed for the cost of certain expenses incurred during the performance of these serv-
                                      25

ices. The Company, by action of its Board of Directors, determined to transfer the function of providing accounting services from VALIC to the Company's custodian bank, pursuant to a Custodian Contract entered into between the Company and State Street Bank and Trust Company on May 24, 1990. The cost to the Company of receiving these accounting services is currently included in the fee paid under the terms of the Custodian Contract.

    For the fiscal year ended May 31, 1993, the investment advisory fees (before reduction of expenses or waiver) paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Money Market Fund were $2,583,290, $536,112, $75,323, $175,365, $133,896, $875,129, $229,755, $137,979, $89,954 and
$227,464, respectively. For the same period, VALIC reduced expenses by $89,954 for the International Government Bond Fund as a result of its voluntary reduction.

    For the fiscal year ended May 31, 1994, the investment advisory fees (before reduction of expenses or waiver) paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Money Market Fund were $3,073,673, $993,023, $244,441, $406,818, $204,647, $925,356, $297,020, $209,147, $167,533 and
$229,057 respectively. For the same period, VALIC reduced expenses by $44,024 for the International Government Bond Fund as a result of its voluntary reduction. This waiver expired on September 30, 1993. For the period from April 29, 1994 to May 31, 1994 the investment advisory fees paid by the Company for the Growth Fund, Growth & Income Fund and Science & Technology Fund were $6,706, $6,294 and $7,517 respectively.

    For the fiscal year ended May 31, 1995, the investment advisory fees paid by the Company for the Stock index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $3,339,165, $1,314,837, $420,925, $697,990, $323,295, $159,996,
$558,564, $238,741, $931,720, $307,082, $224,415, $252,782, and $321,207,
respectively.

    The Investment Advisory Agreements may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Company's Board of Directors or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreements also provide that they shall terminate automatically if assigned. The Investment Advisory Agreements may be terminated as to any Fund at any time by the Company's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally either Investment Advisory Agreement that VALIC shall not be liable to the Company, or any shareholder in the Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                                      26

                           INVESTMENT SUB-ADVISERS

    Pursuant to an Investment Sub-Advisory Agreement which was approved by shareholders of the Stock Index Fund and the MidCap Index Fund on April 28, 1992 and by shareholders of the Small Cap Index Fund on September 15, 1992, VALIC has engaged Bankers Trust Company ("Bankers Trust") to provide investment Sub-Advisory services for the Stock Index Fund, the MidCap Index Fund and the Small Cap Index Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") provides Sub-Advisory services for the Growth Fund and the Science & Technology Fund pursuant to a Sub-Advisory Agreement. Value Line, Inc. ("Value Line") provides Sub-Advisory services for the Growth & Income Fund pursuant to a Sub-Advisory Agreement. Bankers Trust, T. Rowe Price and Value Line (collectively the "Sub-Advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund, respectively (collectively the "Sub-Advised Funds").

    In addition to acting as Sub-adviser to the MidCap Index Fund, the Stock Index Fund and Small Cap Index Fund as of September 30, 1994, Bankers Trust was an investment adviser to the following registered investment companies:
Accessor Funds, Inc., Short Intermediate Fixed Income Portfolio; AHA Investment Funds, Inc. -- Full Maturity Fixed Income Portfolio; Asset Management Portfolio; Asset Management Portfolio II; Asset Management Portfolio III; European Equity Portfolio (unfunded); The Bank Fiduciary
Fund -- Equity Portfolio and Fixed Income Portfolio; Capital Appreciation Portfolio; European Equity Portfolio; Cash Management Portfolio; Equity 500 Index Portfolio; GCG Trust; Limited Maturity Bond Series; Liquid Asset Series; Emerging Market; Global High Yield Portfolio; Hercules Latin American Value Fund; International Bond Fund (unfunded); International Equity Portfolio; The Israel Opportunities Fund Inc. (unfunded); Intermediate Tax Free Portfolio; International Equity Portfolio; Latin American Equity Portfolio; Liquid Assets Portfolio; Mortgage-Backed Mutual Fund (closed); NY Tax Free Money Portfolio; Pacific Basin Equity Portfolio; Pacific Select Fund -- Equity Index Series; Short Intermediate Government Securities Portfolio; Short-term Securities Portfolio (closed); Small Cap Portfolio; Tax Free Money Portfolio; Treasury Money Portfolio and Utility Portfolio.

    In addition to acting as Sub-adviser to the Growth Fund and the Science & Technology Fund, T. Rowe Price manages the following funds with which it is affiliated: T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund); T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund and Spectrum Income Fund); T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.; T. Rowe Price Balanced Fund, Inc.; T. Rowe Price Mid-Cap Value Fund, Inc.; T. Rowe Price OTC Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-
                                      27

Term Bond Fund and Summit GNMA Fund), T. Rowe Price Summit Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund; CUNA Mutual Funds, Inc. which includes CUNA Mutual Tax-Free Intermediate-Term Fund, CUNA Mutual U.S. Government Income Fund and CUNA Mutual Cornerstone Fund). T. Rowe Price also serves as investment adviser to the following unaffiliated funds: Management of Managers (which includes the Short Term Municipal Bond Fund); the Security First Trust (which includes the Growth and Income Series, Bond Series and the Money Market Series) and the Penn Series Funds, Inc. (which includes the Aggressive Equity Fund and High Yield Fund), T. Rowe Price Equity Series, Inc. (which includes T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio), T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio), T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); T. Rowe Price Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Strategy Balanced Fund and Personal Strategy Growth Fund). In addition, an affiliate of T. Rowe Price, Rowe Price-Fleming International, Inc., acts as investment adviser to the T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund; T. Rowe Price Short-Term Global Fund, and T. Rowe Price Latin America Fund; Frank Russell Investment Securities Fund; the RPF International Bond Fund; and the Institutional International Funds, Inc. (which includes the Foreign Equity Fund).

    In addition to acting as Sub-adviser to the Growth & Income Fund, Value Line manages the following funds with which it is affiliated: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Governmental Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; The Value Line Adjustable Rate U.S. Government Securities Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; and Value Line Asset Allocation Fund, Inc.

    Pursuant to the Investment Sub-Advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-Advisers will manage the investment and reinvestment of the assets of the Sub-Advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-Advised Funds. Further, the Sub-Advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-Advised Funds, accounts with brokers and dealers selected by the Sub-Advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-Advisers and VALIC.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers will bear the expense of discharging their responsibilities.

    VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to BTC, for the services rendered and expenses paid by BTC, a monthly fee computed at the annual rate of .05% of the first $500 million and .03% of average daily net asset values on the excess over $500 million based on the Stock Index Fund, the MidCap Index Fund and Small Cap Index Fund respectively. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to T. Rowe Price, for the services rendered and expenses paid by T. Rowe Price, a monthly fee based on average daily net asset values of the Growth Fund at an annual rate of .50% and the Science & Technology Fund at the annual rate of .60%. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to Value Line, for services rendered and expenses paid by Value Line, a monthly fee based on average daily net asset values of the Growth & Income Fund at an annual rate of .45%. Notwithstanding the above provision, VALIC is required to pay a minimum annual sub-advisory fee of $50,000 to BTC for the Small Cap Index Fund. There are no minimum sub-advisory fees for the Stock Index Fund, MidCap Index Fund, the Growth Fund, the Growth & Income Fund or the Science & Technology Fund.

    The Investment Sub-Advisory Agreements require that each Sub-Adviser promptly reduce its monthly fee by the amount of any commission, tender and exchange offer solicitation fees, other fees or similar payments received by the Sub-Adviser, or any affiliated person of the Sub-Adviser, in connection with Sub-Advised Fund portfolio transactions. Such "commissions" or "other fees" exclude those charged by brokers or dealers affiliated with a Sub-Adviser, as referred to below. Such "tender and exchange offer solicitation fees" exclude those received by a Sub-Adviser acting in the capacity of manager for any such offer. In this regard, the Sub-Advisory Agreements require the Sub-Advisers to use their best efforts to obtain tender and exchange solicitation offer fees for each Fund's benefit, and to advise VALIC of any other fees or similar payments that they (or any of their affiliates) may receive in connection with any Fund's portfolio transactions or of other arrangements that may benefit any of the Funds.

    The Investment Sub-Advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Company's Board of Directors who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Company's Board of Directors or a majority of the relevant Fund's outstanding voting securities.

    The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreement between VALIC and the Company as it relates to the relevant Sub-Advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Company's Board of Directors, or by vote of a majority of the outstanding voting securities of the relevant Sub-Advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to VALIC, the Company or to any shareholder of the Company for any act or omission in rendering services under the Investment Sub-Advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-Advisers.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

    As investment adviser to the Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-Advisers in selecting brokers or dealers to handle transactions for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund. The Sub-Advisers may employ affiliated brokers or, in the case of T. Rowe Price, indirectly related brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."

    Virtually all of the over-the-counter transactions by the Timed Opportunity Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The MidCap Index Fund, the Stock Index Fund, the International Equities Fund, the Small Cap Index Fund, and the Social Awareness Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Growth Fund and the Science & Technology Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Company normally enters into principal transactions directly with the issuer or the market-maker.

    When the Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

    In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-Advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Company with brokerage and research services, described below.

    The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

    The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

    The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers. VALIC generally allocates for the Social Awareness Fund, commissions to be used for research services to the brokerage house that provides access to data bases that are used to screen the Social Awareness Fund's potential investments for compliance with the Fund's social criteria. The Fund does not allocate a specific amount of commissions for this service. This arrangement has been reviewed by the Board.

    The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Company. The Advisers will not cause the Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

    The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Company's Board of Directors.

    Brokerage commissions paid by the Stock Index Fund on portfolio transactions for the fiscal years ended May 31, 1995, 1994, and 1993, totalled $95,461, $92,443, and $23,252, respectively. For the fiscal year ended May 31, 1995, the Stock Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

    Brokerage commissions paid by the MidCap Index Fund on portfolio transactions for the fiscal years ended May 31, 1995, 1994, and 1993, totalled $118,210, $138,626, and $52,966, respectively. For the fiscal year ended May 31, 1995, the MidCap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

    Brokerage commissions paid by the Small Cap Index Fund on portfolio transactions for the fiscal year ended May 31, 1995, 1994 and 1993 totalled $36,808, $64,996 and $28,882, respectively. For the fiscal year ended May 31, 1995, the Small Cap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

    Brokerage commissions paid by the International Equities Fund on portfolio transactions for the fiscal years ended May 31, 1995, 1994, and 1993 totalled $187,369, $28,981, and $9,066, respectively. For the fiscal year ended May 31, 1995, the International Equities Fund paid $81,917 in brokerage commissions, on transactions totalling $17,564,308, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Social Awareness Fund on portfolio transactions for the fiscal years ended May 31, 1995, 1994, and 1993 totalled $134,591, $78,908, $60,184, respectively. For the fiscal year ended May 31, 1995 the Social Awareness Fund paid $36,053 in brokerage commissions on transactions totalling $26,813,662 to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Growth Fund on portfolio transactions for the fiscal year ended May 31, 1995, totalled $204,382. Brokerage commissions paid by the Growth Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $16,320. For the fiscal year ended May 31, 1995, the Growth Fund paid $5,334 in brokerage commissions, on transactions totalling $2,278,364, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the fiscal year ended May 31, 1995, totalled $81,155. Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $8,400. For the fiscal year ended May 31, 1995, the Growth & Income Fund paid $315 in brokerage commissions, on transactions totalling $134,161, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the fiscal year ended May 31, 1995, totalled $182,202. Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $5,735. For the fiscal year ended May 31, 1995, the Science & Technology Fund paid $1,800 in brokerage commissions, on transactions totalling $2,686,056, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Timed Opportunity Fund on portfolio transactions for the fiscal years ended May 31, 1995, 1994, and 1993 totalled $155,506, $75,690, and $132,494, respectively. For the fiscal year ended May 31, 1995, the Timed Opportunity Fund paid no brokerage commissions to brokers for research services provided to VALIC.

    No brokerage commissions were paid by the Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund and fiscal years ended May 31, 1995, 1994, and 1993.

    Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Company's Board of Directors. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

              OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

    Pursuant to a distribution agreement, The Variable Annuity Marketing Company ("VAMCO") acts without remuneration as the Company's agent in the distribution of Fund shares to the VALIC, AG Life and AGNY separate accounts. VAMCO's address is the same as that of VALIC.

    The distribution agreement between VAMCO and the Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Directors of the Company, or
(ii) by vote of a majority of the Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Company's Directors who are not "interested persons" (as defined in the 1940
Act) of the Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company, or by VAMCO, on sixty days' written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.

    Pursuant to the distribution agreement, VAMCO pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Company (after typesetting and printing the copies required for regulatory filings by the Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses VAMCO for these expenses. Thus all such expenses incurred by VAMCO are passed directly on to VALIC, its parent. The Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

    As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the Securities and Exchange Commission has so permitted by order for the protection of the Company's shareholders.

    The Company normally redeems Fund shares for cash. Although the Company, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in the Company portfolio securities at their value used in determining the redemption price (I.E. by redemption-in-kind), the Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Company has committed itself to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Company's net asset value. The securities to be paid in-kind to the separate accounts will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.

    All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                       DETERMINATION OF NET ASSET VALUE

    Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

    U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

    Publicly-traded corporate bonds are valued at prices obtained from State Street Bank and Trust Company.

    Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

    Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Company's Board of Directors, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

    Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

    Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

    Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

    All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Company's Board of Directors has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                CALCULATION OF YIELD FOR THE MONEY MARKET FUND

    The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the Securities Act of 1933 requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

    The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

    The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                         ACCOUNTING AND TAX TREATMENT

CALL AND PUTS

    When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

    The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

    Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986.

    Each Fund of the Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i)
                                      35

at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; (ii) less than 30% of a Fund's gross income be derived from gains (without deduction for losses) from sales of securities held for less than three months (legislation has been introduced in Congress, in each of the past several years, which, if adopted, would repeal the requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months); (iii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies.) Each Fund of the Company is treated as a separate entity for federal income tax purposes.

    The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test, and that all of the gain taken into income as a result of the mark-to-market rule will be treated as gain from a sale of a security held for at least three months, regardless of when the contract was acquired, for purposes of the 30% limitation on less-than-three-month gains. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Company is otherwise satisfied that those gains are qualifying income.

    The requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict a Fund's ability to write covered call options on securities which it has held less than three months and on stock indices based on such securities, to write options which expire in less than three months, and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Fund may also be restricted in the purchasing of put options for the purpose of hedging underlying securities because of the application of short sale holding period rules with respect to such underlying securities.

SECTION 817(H) OF THE CODE

    Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

    The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Account annuities and annuities issued with respect to Section 457 plans.

    The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Company may

                                       36

cause the Contract Owner, rather than VALIC, to be treated as the owner of the assets of that separate account.

    In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Company may find it necessary to take action to ensure that a Contract funded by the Company continues to qualify as such under federal tax laws. The Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the Securities and Exchange Commission, to the extent legally required.

    It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts, for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                              OTHER INFORMATION
SHAREHOLDER REPORTS

    Annual Reports containing audited financial statements of the Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

    The Company has an authorized capitalization of 13,000,000,000 shares of common stock, $0.01 par value per share, 13,000,000,000 of which are authorized to be issued in fourteen classes comprising 1,000,000,000 shares each. Each of the thirteen classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund. See "Voting and Other Rights" in the Prospectus for a full discussion of the manner in which shares of the Fund are voted.

    VALIC has made initial organization investments in each of the following Funds, and, as of May 31, 1995, owned of record the following percentage of the outstanding shares of these Funds; 0% of the Stock Index Fund, 0% of the MidCap Index Fund, 0% of the Small Cap Index Fund, 11.42% of the Growth Fund, 26.14% of the Growth & Income Fund, 8.77% of the Science & Technology Fund, 2.78% of the International Equities Fund, 15.49% of the Social Awareness Fund, 0% of the Timed Opportunity Fund, 18.66% of the Capital Conservation Fund, 3.90% of the Government Securities Fund, 20.59% of the International Government Bond Fund, and 0% of the Money Market Fund.

    VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.

    As of May 31, 1995, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund: 96.34% of the Stock Index Fund, 99.99% of the MidCap Index Fund, 100% of the Small Cap Index Fund, 96.86% of the International Equities Fund, 84.39% of the Social Awareness Fund, 88.58% of the Growth Fund, 73.86% of the Growth & Income Fund, 91.23% of the Science & Technology Fund, 96.61% of the Timed Opportunity Fund, 81.33% of the Capital Conservation Fund, 96.09% of the Government Securities Fund, 79.41% of the International Government Bond Fund, and 99.99% of the Money Market Fund.

    As of May 31, 1995, the other share-
holders of the Funds included AGL Separate Account A, AGL Separate Account B, AGL Separate Account D, American General Corporation Thrift Plan and VALIC Agents' and Managers' Thrift Plan. None of these other shareholders owned of record more than 5% of any Fund's outstanding shares.

CUSTODY OF ASSETS

    Pursuant to a Custodian Contract with the Company, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Company as custodian.

    State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering

                                      37

against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Company, computing the net asset value of each Fund, calculating each Fund's standardized performance information, and performing other accounting services and administrative duties, all as directed by persons authorized by the Company. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act.

    State Street holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

    This arrangement regarding margin deposits essentially consists of State Street creating a separate segregated account into which it transfers (upon the Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Company and the FCMs or brokers. The Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Company the FCM or broker will cause State Street to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Company's obligations to the FCM or broker under the terms of such agreement.

    If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with State Street, as appropriate.

INDEX FUNDS

    The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

    Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

    Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES

                                      38

NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

    The Stock Index Fund and the MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or MidCap Index Fund particularly or the ability of the S&P Index or the S&P MidCap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Company or the Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or MidCap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-
                                      39

guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.

    STANDARD & POOR'S CORPORATION CLASSIFICATIONS ARE AS FOLLOWS:

    AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest in very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB-B-CCC-C -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such bonds will likely have some quality and protective characteristics, there are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    A and Prime Commercial Paper Ratings.

    Commercial paper rated A by S & P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S & P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

    Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas: (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

    Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent accountants and auditors of the Company.

                                      40

                            DIRECTORS AND OFFICERS

                                        POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH REGISTRANT                     DURING PAST 5 YEARS
----------------                        ----------------                  -----------------------
Stephen D. Bickel* ............  President and Chairman          Chairman, Chief Executive Officer and
2929 Allen Parkway                 since 1988                    Director, VALIC; Chairman of the Board of
Houston, Texas 77019                                             Directors, VAMCO. Formerly, President,
                                                                 Chief Executive Officer, and Director,
                                                                 VALIC (1988-1994); Executive Vice
                                                                 President -- Actuarial & Tax, American
                                                                 General Corporation (1987-1988); Senior
                                                                 Vice President & Actuary, American General
                                                                 Corporation (1983-1987).

Thomas L. West, Jr.* ..........  Director since 1994             President and Director, VALIC. Formerly
2929 Allen Parkway                                               Senior Vice President Annuity Business
Houston, Texas 77019                                             Unit -- Aetna Life Insurance & Annuity Co.
                                                                 (1987-1994).

Joe C. Osborne* ...............  Director since 1992             Senior Vice President -- Marketing
2929 Allen Parkway                                               and Director, VALIC; President and Di-
Houston, Texas 77019                                             rector, VAMCO; Formerly, Executive Vice
                                                                 President -- Marketing, VALIC (1987-1989);
                                                                 Senior Vice President -- Marketing, VALIC
                                                                 (1983-1987).

Peter V. Tuters* ..............  Director since 1992             Vice President, Chief Investment Officer
2929 Allen Parkway                                               and Director, VALIC; Senior Vice
Houston, Texas 77019                                             President, Chief Investment Officer,
                                                                 American General Corporation; Vice
                                                                 President -- Bonds, Crown Life Insurance
                                                                 Company (1977-1992).

Dr. Norman Hackerman ..........  Director since 1984             Chairman -- Scientific Advisory Board The
4605 Post Oak Place                                              Robert A. Welch Foundation; (Director,
Suite 200                                                        First Federal Savings and Loan Association
Houston, TX 77027                                                of Austin; Radian Corporation (Research
                                                                 and Development); Tracor, Inc. (Research
                                                                 and Development, Electronic Equipment);
                                                                 Sum X Corporation (Research and Develop-
                                                                 ment); Vista Chemical Corporation
                                                                 (Chemicals); Consultant, FuelTech,
                                                                 (National Science Board.) Formerly,
                                                                 President, Rice University, Houston, Texas
                                                                 (1970-1985).(1)(2)(4)

Dr. John W. Lancaster .........  Director since 1984             Retired. Formerly, Pastor, First Presby-
229 Texas Extension Rd.                                          terian Church, Houston, Texas.(4)
Montreat, NC 28757

Dr. F. Robert Paulsen .........  Director since 1985             Dean Emeritus and Professor,
2801 N. Indian Ruins                                             College of Higher Education, The
Tucson, AZ 85715                                                 University of Arizona, Tucson,
                                                                 Arizona.(1)(2)(3)(4)


---------
 * Interested persons of the Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Company, VALIC or American General Corporation.

(1) A managing general partner of American Capital Exchange Fund.

(2) A director of American Capital Bond Fund, Inc., American Capital Income Fund Inc. and American Capital Convertible Securities Fund, Inc.

(3) A trustee of Common Sense Trust.

(4) Directors who are not interested persons of the Company, receive an annual retainer of $16,000. In addition, such directors are paid a per meeting fee of $1,500 plus expenses incurred.

                                      41

                                        POSITION(S) HELD                      PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                         WITH REGISTRANT                       DURING PAST 5 YEARS
----------------                        ----------------                      -----------------------
Dr. R. Miller Upton ................  Director since 1984             Economist; President, Elkhorn, Stud, Inc.
3201 South Short Dr.                                                  Director, Household International, Inc.
Delavan, WI 43115                                                     (1965-1989). Formerly, Director, Home Life
                                                                      Insurance Company of New York (1965-1988)
                                                                      President, of Beloit College, Wisconsin.
                                                                      (1954-1975)(1)(2)(4)

Ben H. Love ........................  Director since 1991             Chief Executive, Boy Scouts of America.
1325 West Walnut Hill Lane                                            (Retired)(4)
Irving, Texas 75015

    Listed below are the Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                          POSITION HELD                    PRINCIPAL OCCUPATION(S)
NAME                                     WITH REGISTRANT                     DURING PAST 5 YEARS
----                                     ---------------                   -----------------------
Norman Jaskol.......................  Vice President & Senior         Vice President and Managing Direc-
                                        Investment Officer            tor -- Investments, VALIC. Formerly,
                                        since 1988                    Senior Vice President -- Portfolio Man-
                                                                      ager, Lomas Capital Management Company
                                                                      (1987-1988); Deputy Executive
                                                                      Director -- Investments, Colorado Public
                                                                      Employees Retirement Association
                                                                      (1978-1987).

Teresa Moro.........................  Vice President &                Trader -- VALIC. Formerly, Money Market
                                        Investment Officer since      Trader, VALIC (1986-1990); AIM Management
                                        1990                          Group Inc. (1983-1986).

John W. Mossbarger..................  Vice President and              Portfolio Manager, VALIC. Formerly
                                        Investment Officer since      Managing Director, Common Stocks American
                                        1992                          General Corporation (1989-1992) Senior
                                                                      Vice President Equity Investments American
                                                                      General Corporation (1988-1989) Vice
                                                                      President and Trust Officer Texas Commerce
                                                                      Bank N.A. (1982-1988).

Leon A. Olver.......................  Vice President &                Portfolio Manager, VALIC. Formerly Vice
                                        Investment Officer since      President Treasurer, First Heights Bank
                                        1995                          (1994-1995), Vice President, Assistant
                                                                      Treasurer, First Heights Bank (1991-1994);
                                                                      Assistant Vice President Pulte Financial
                                                                      Companies (1984-1991).

William Trimbur, Jr.................  Vice President & Investment     Portfolio Manager, VALIC. Formerly, Second
                                        Officer                       Vice President, VALIC (1985- 1990);
                                        since 1987                    Controller, VALIC (1985-1986); Assistant
                                                                      Controller, VALIC (1982-1985) and
                                                                      Assistant Treasurer, VALIC (1982-1986).
                                      42

Brent C. Nelson.....................  Vice President                  Senior Vice President and Controller,
                                        since 1987                    Director, VALIC. Formerly, Vice President
                                                                      and Controller, VALIC (1990-1994);
                                                                      Controller, VALIC (1987-1990); Second Vice
                                                                      President and Controller, VALIC
                                                                      (1986-1987); Second Vice President -- Fund
                                                                      Operations, VALIC (1985-1986); Assistant
                                                                      Vice President --Controller, Lomas
                                                                      Financial Security Insurance Co.
                                                                      (1982-1985).

Cynthia A. Toles....................  General Counsel and             Senior Associate General Counsel
                                        Secretary since 1985          and Secretary, VALIC. Secretary
                                                                      and Assistant Treasurer, VAMCO.
                                                                      Formerly, Vice President,
                                                                      Associate General Counsel &
                                                                      Assistant Secretary (1988- 1989);
                                                                      Second Vice President, Associate
                                                                      General Counsel and Assistant
                                                                      Secretary, VALIC (1986-1988);
                                                                      Assistant Vice President,
                                                                      Assistant General Counsel and
                                                                      Assistant Secretary, VALIC
                                                                      (1983-1986).

Gregory R. Seward...................  Treasurer and Controller        Director of Fund Operations and
                                        since 1991                    Assistant Controller, VALIC.
                                                                      Formerly, Controller, Avanti
                                                                      Health Systems, Inc. (1988-1991);
                                                                      Reports Manager, American Capital
                                                                      Asset Management, Inc.
                                                                      (1986-1988); Senior Auditor, Price
                                                                      Waterhouse (1982-1986).

Betty J. North......................  Assistant Vice President        Senior Compliance Analyst, VALIC.
                                        since 1991                    Formerly, Vice President, American
                                                                      Capital Advisors (1982-1987).

David H. den Boer...................  Assistant Secretary             Associate General Counsel, VALIC.
                                      since 1991                      Formerly, Senior Counsel, VALIC
                                                                      (1989-1990); Private Law Practice
                                                                      (1981-1989).

William W. Merryman.................  Assistant Controller            Manager -- Variable Product
                                      since 1989                      Accounting, VALIC. Formerly,
                                                                      Management Trainee, VALIC
                                                                      (1987-1989); University of Texas
                                                                      at Austin -- BBA, Management
                                                                      (1987).

Debra A. Yeang......................  Assistant Treasurer             Manager -- Fund Reporting, VALIC.
                                      since 1992                      Formerly, Staff Accountant --Fund
                                                                      Operations, VALIC (1991-1992);
                                                                      Senior Auditor, Arthur Andersen
                                                                      (1987-1991).

                                      43

    The officers conduct and supervise the daily business operations of the Company, while the directors, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

    The Company has an Audit Committee. The Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Company's financial statements or books of account. The Company does not have a standing nominating or compensation committee.

    The five directors of the Company who are not affiliated with VALIC are each paid annual directors' fees and are reimbursed for certain out-of-pocket expenses by the Company.

    The directors and officers of the Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 1995.

                             FINANCIAL STATEMENTS

    The financial statements for the year ended May 31, 1995 and the report of independent auditors for that period are included in the American General Series Portfolio Company Annual Report for that period.

    The Annual Report to shareholders as of May 31, 1995 is incorporated by reference in this Statement of Additional Information. The financial statements included in the Annual Report and incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their report thereon which appears in the Annual Report and have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                      44

STOCK INDEX FUND               MAY 31, 1995              STATEMENT OF NET ASSETS

 NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                         -------------
           COMMON STOCKS - 99.02%
           ADVERTISING - 0.06%
 21,700    Interpublic Group of Cos Inc .......................   $     800,188
                                                                  -------------
           AEROSPACE/DEFENSE - 2.20%
112,350    Boeing Co ..........................................       6,614,606
 29,000    EG & G Inc .........................................         525,625
 18,880    General Dynamics Corp ..............................         826,000
 70,684    Lockheed Corp ......................................       4,205,698
 23,700    Loral Corp .........................................       1,134,638
 43,200    McDonnell Douglas Corp .............................       3,121,200
 11,900    Northrop Corp ......................................         623,263
 41,700    Raytheon Co ........................................       3,231,750
 63,700    Rockwell International Corp ........................       2,906,313
 16,600    TRW Inc ............................................       1,309,325
 44,700    United Technologies Corp ...........................       3,391,613
                                                                  -------------
                                                                     27,890,031
                                                                  -------------
           AIRLINES - 0.33%
 24,400  * AMR Corp ...........................................       1,665,300
 14,000    Delta Air Lines Inc ................................         911,750
 55,200    Southwest Airlines Co ..............................       1,221,300
 41,400  * US Air Group Inc ...................................         367,425
                                                                  -------------
                                                                      4,165,775
                                                                  -------------
           APPAREL & PRODUCTS - 0.06%
 16,500  * Fruit of the Loom Inc Class A ......................         439,313
 15,900    Liz Claiborne ......................................         282,225
                                                                  -------------
                                                                        721,538
                                                                  -------------
           APPLIANCES/FURNISHINGS - 0.18%
 12,975    Bassett Furniture Industries Inc ...................         350,325
 21,800    Maytag Corp ........................................         354,250
 27,800    Whirlpool Corp .....................................       1,588,075
                                                                  -------------
                                                                      2,292,650
                                                                  -------------
           AUTO - CARS - 2.00%
114,100    Chrysler Corp ......................................       4,977,613
299,000    Ford Motor Co ......................................       8,745,750
242,200    General Motors Corp ................................      11,625,600
                                                                  -------------
                                                                     25,348,963
                                                                  -------------
           AUTO - REPLACEMENT PARTS - 0.44%
 18,700    Cooper Tire & Rubber Co ............................         453,475
 14,300    Echlin Inc .........................................         514,800
 45,600    Genuine Parts Co ...................................       1,789,800
 55,100    Goodyear Tire & Rubber Co ..........................       2,327,975
 15,800    Pep Boys Manny Moe & Jack Co .......................         440,425
                                                                  -------------
                                                                      5,526,475
                                                                  -------------
           BANKS - NEW YORK CITY - 1.54%
 55,800    Bank of New York Inc ...............................       2,273,850
 57,000    Chase Manhattan Corp ...............................       2,636,250
 78,534    Chemical Banking Corp ..............................       3,622,381
126,500    Citicorp ...........................................       6,767,750
 60,700    J P Morgan & Co Inc ................................       4,302,113
                                                                  -------------
                                                                     19,602,344
                                                                  -------------
           BANKS - OTHER - 1.66%
 44,200    Bank of Boston Corp ................................       1,613,300
120,268    BankAmerica Corp ...................................       6,284,003
 33,300    First Chicago Corp .................................       1,910,588
 60,700    First Union Corp ...................................       2,974,300
 45,300    Fleet Financial Group Inc ..........................       1,579,838
 37,800    Mellon Bank Corp ...................................       1,615,950
 43,600    National City Corp .................................       1,324,350
 26,800    U S Bancorp Oregon .................................         659,950
 16,800    Wells Fargo & Co ...................................       3,091,200
                                                                  -------------
                                                                     21,053,479
                                                                  -------------
           BANKS - REGIONAL - 2.69%
133,471    Banc One Corp ......................................       4,638,117
 37,500    Barnett Banks Inc ..................................       1,860,938
 41,800    Boatmens Bancshares Inc ............................       1,363,725
 41,500    Corestates Financial Corp ..........................       1,379,875
 23,000    First Fidelity Bancorp Inc .........................       1,221,875
 30,300    First Interstate Bancorp Inc .......................       2,545,200
 92,670    Keycorp ............................................       2,838,019
 88,902    NationsBank Corp ...................................       5,034,076
 60,350    NBD Bancorp Inc ....................................       1,984,006
114,100    Norwest Corp .......................................       3,237,588
 87,200    PNC Bank Corp ......................................       2,354,400
 48,300    Shawmut National Corp ..............................       1,400,700
 36,100    SunTrust Banks Inc .................................       2,093,800
 55,513    Wachovia Corp ......................................       2,102,555
                                                                  -------------
                                                                     34,054,874
                                                                  -------------
           BEVERAGE - BREWERS/
           DISTRIBUTORS - 0.76%
 11,900    Adolph Coors Class B ...............................         205,275
 86,200    Anheuser Busch Cos Inc .............................       5,096,575
 18,915    Brown-Forman Corp Class B ..........................         628,924
121,700    Seagram Ltd ........................................       3,651,000
                                                                  -------------
                                                                      9,581,774
                                                                  -------------
           BEVERAGE - SOFT DRINKS - 3.00%
413,200    Coca Cola Co .......................................      25,566,750
254,500    Pepsico Inc ........................................      12,470,500
                                                                  -------------
                                                                     38,037,250
                                                                  -------------
           BROADCASTING - 1.31%
 47,000    Capital Cities/ABC Inc .............................       4,535,500
 25,370    CBS Inc ............................................       1,699,790
 71,850    Comcast Corp Class A ...............................       1,257,375
183,500  * Tele Communications Inc Class A ....................       3,876,438
112,900  * Viacom Inc Class B .................................       5,263,963
                                                                  -------------
                                                                     16,633,066
                                                                  -------------
           BUILDING MATERIALS - 0.38%
  8,900    Armstrong World Industries Inc .....................         459,463
 57,100    Lowes Cos Inc ......................................       1,555,975
 57,500    Masco Corp .........................................       1,660,313
  4,400  * Owens Corning Fiberglass Corp ......................         159,500
 28,200    Sherwin Williams Co ................................       1,036,350
                                                                  -------------
                                                                      4,871,601
                                                                  -------------
                                       45

           CHEMICAL - MAJOR - 2.66%
  1,900    B F Goodrich Co ....................................   $      94,288
 89,000    Dow Chemical Co ....................................       6,530,375
171,800    Du Pont E I De Nemours & Co ........................      11,660,925
 44,100    Hercules Inc .......................................       2,315,250
 41,400    Monsanto Co ........................................       3,446,550
 54,900    Morton International Inc ...........................       1,743,075
 66,500    PPG Industries Inc .................................       2,768,063
 28,800    Praxair Inc ........................................         716,400
 16,600    Rohm & Haas Co .....................................         977,325
 56,100    Union Carbide Corp .................................       1,640,925
 28,200    W R Grace Co .......................................       1,811,850
                                                                  -------------
                                                                     33,705,026
                                                                  -------------
           CHEMICAL - MISCELLANEOUS - 0.73%
 41,100    Air Products & Chemicals Inc .......................       2,183,438
 30,637    Eastman Chemical Co ................................       1,838,220
  9,000    Ecolab Inc .........................................         228,375
  8,200  * FMC Corp ...........................................         527,875
 26,500    Great Lakes Chemical Corp ..........................       1,616,500
 30,800    Mallinckrodt Group Inc .............................       1,120,350
  4,664    Millipore Corp .....................................         306,075
 20,300    Nalco Chemical Co ..................................         766,325
 16,200    Sigma Aldrich ......................................         712,800
                                                                  -------------
                                                                      9,299,958
                                                                  -------------
           CONGLOMERATES - 1.19%
 98,700    Allied Signal Inc ..................................       3,985,013
 24,000    Dial Corp ..........................................         588,000
 36,000    ITT Corp ...........................................       4,027,500
  3,900    Ogden Corp .........................................          85,800
 17,000    Teledyne Inc .......................................         414,375
    170    Teledyne Inc (Preferred) ...........................           2,359
 60,100    Tenneco Inc ........................................       2,884,800
 24,300    Textron Inc ........................................       1,479,263
 21,200    Tyco International Ltd .............................       1,147,450
 25,900    Whitman Corp .......................................         469,438
                                                                  -------------
                                                                     15,083,998
                                                                  -------------
           CONSUMER FINANCE - 0.13%
  8,900    Beneficial Corp ....................................         396,050
 36,600    MBNA Corp ..........................................       1,235,250
                                                                  -------------
                                                                      1,631,300
                                                                  -------------
           CONTAINERS - METAL/GLASS - 0.11%
  4,700    Ball Corp ..........................................         156,275
 25,300  * Crown Cork & Seal Inc ..............................       1,189,100
                                                                  -------------
                                                                      1,345,375
                                                                  -------------
           CONTAINERS - PAPER - 0.06%
  6,500    Bemis Inc ..........................................         185,250
 13,300    Temple Inland Inc ..................................         575,225
                                                                  -------------
                                                                        760,475
                                                                  -------------
           COSMETICS/TOILETRIES - 0.74%
  3,400    Alberto Culver Co Class B ..........................         109,650
 19,300    Avon Products Inc ..................................       1,300,338
 74,900    Gillette Co ........................................       6,319,688
 34,800    International Flavors & Fragrances .................       1,713,900
                                                                  -------------
                                                                      9,443,576
                                                                  -------------
           DRUGS - 5.32%
 14,200    Allergan Inc .......................................         378,075
 16,400  * Alza Corp ..........................................         342,351
 98,300    American Home Products Corp ........................       7,237,338
 42,700  * Amgen Inc ..........................................       3,095,750
164,100    Bristol Myers Squibb Co ............................      10,892,138
 93,900    Eli Lilly & Co .....................................       7,007,288
404,400    Merck & Co Inc .....................................      19,057,350
101,600    Pfizer Inc .........................................       8,953,500
 61,700    Schering Plough Corp ...............................       4,858,875
 56,600    Upjohn Co ..........................................       2,058,825
 43,300    Warner Lambert Co ..................................       3,588,488
                                                                  -------------
                                                                     67,469,978
                                                                  -------------
           ELECTRICAL EQUIPMENT - 3.56%
 74,000    AMP Inc ............................................       3,154,250
 20,000  * Cabletron Systems Inc ..............................       1,070,000
 77,300    Emerson Electric Co ................................       5,314,375
549,400    General Electric Co ................................      31,865,148
  9,200    National Service Industries Inc ....................         265,650
 20,200    Raychem Corp .......................................         734,775
  3,400    Thomas & Betts Corp ................................         229,075
 14,200    W W Grainger Inc ...................................         850,225
116,100    Westinghouse Electric Corp .........................       1,683,450
                                                                  -------------
                                                                     45,166,948
                                                                  -------------
           ELECTRONIC INSTRUMENTS - 0.14%
 22,800    General Signal Corp ................................         843,600
  9,000  * Intergraph Corp ....................................         121,500
 19,400    Perkin Elmer Corp ..................................         674,150
  3,600    Tektronix Inc ......................................         165,600
                                                                  -------------
                                                                      1,804,850
                                                                  -------------
           ENTERTAINMENT - 1.42%
 34,550    Hasbro Inc .........................................       1,217,888
 16,200  * King World Productions Inc .........................         672,300
 68,050    Mattel Inc .........................................       1,701,250
130,000    Time Warner Inc ....................................       5,151,250
167,000    Walt Disney Co .....................................       9,289,375
                                                                  -------------
                                                                     18,032,063
                                                                  -------------
           FERTILIZERS - 0.03%
 17,000    First Mississippi Corp .............................         393,125
                                                                  -------------
           FINANCE COMPANIES - 0.46%
 23,500    Household International Inc ........................       1,160,313
112,089    Travelers Inc ......................................       4,735,760
                                                                  -------------
                                                                      5,896,073
                                                                  -------------
           FOODS - 2.82%
152,785    Archer Daniels Midland Co ..........................       2,826,523
 83,000    Campbell Soup Co ...................................       4,077,375
 87,250    Conagra Inc ........................................       2,911,969
 48,500    CPC International Inc ..............................       2,946,375

 55,800    General Mills Inc ..................................   $   2,894,625
 82,100    H J Heinz Co .......................................       3,715,025
 19,700    Hershey Foods Corp .................................       1,017,013
 73,800    Kellogg Co .........................................       4,953,825
 24,100    Pioneer Hi Bred International Inc ..................         945,925
 45,000    Quaker Oats Co .....................................       1,569,375
 37,700    Ralston Purina Co ..................................       1,894,425
166,700    Sara Lee Corp ......................................       4,646,763
 31,300    Wm Wrigley Jr Co ...................................       1,416,325
                                                                  -------------
                                                                     35,815,543
                                                                  -------------
           FOOTWEAR - 0.17%
  2,400    Brown Group Inc ....................................          52,500
 17,000    Nike Inc Class B ...................................       1,340,875
 20,700    Reebok International Ltd ...........................         693,450
  3,800    Stride Rite Corp ...................................          42,750
                                                                  -------------
                                                                      2,129,575
                                                                  -------------
           FREIGHT - 0.10%
 20,600  * Federal Express Corp ...............................       1,233,425
                                                                  -------------
           GOLD MINING - 0.47%
102,200    Barrick Gold Corp ..................................       2,580,550
 21,800    Echo Bay Mines Ltd .................................         194,838
 53,900    Homestake Mining Co ................................         909,563
 88,900    Placer Dome Inc ....................................       2,244,725
                                                                  -------------
                                                                      5,929,676
                                                                  -------------
           GOVERNMENT SPONSORED - 0.98%
 62,300    Federal Home Loan
             Mortgage Corp ....................................       4,244,188
 87,800    Federal National Mortgage
             Association  .....................................       8,165,400
                                                                  -------------
                                                                     12,409,588
                                                                  -------------
           HARDWARE & TOOLS - 0.10%
 22,200    Black & Decker Corp ................................         732,600
  7,700    Snap On Tools Corp .................................         273,350
  6,000    Stanley Works ......................................         240,000
                                                                  -------------
                                                                      1,245,950
                                                                  -------------
           HEALTHCARE - 0.13%
 51,400    U S Healthcare Inc .................................       1,596,613
                                                                  -------------
           HEAVY DUTY TRUCKS/PARTS - 0.31%
 17,500    Cummins Engine Inc .................................         796,250
 27,100    Dana Corp ..........................................         765,575
 22,200    Eaton Corp .........................................       1,356,975
 11,910  * Navistar International Corp ........................         184,605
 16,355    Paccar Inc .........................................         787,084
                                                                  -------------
                                                                      3,890,489
                                                                  -------------
           HOME BUILDERS - 0.07%
 16,600    Centex Corp ........................................         477,250
 14,456    Kaufman & Broad Home Corp ..........................         204,191
  7,900    Pulte Corp .........................................         216,263
                                                                  -------------
                                                                        897,704
                                                                  -------------
           HOSPITAL MANAGEMENT - 0.49%
  8,000  * Beverly Enterprises Inc ............................          91,000
116,423    Columbia/HCA Healthcare Corp .......................       4,758,790
  8,950  * Community Psychiatric Centers ......................         110,756
 13,000    Manor Care Inc .....................................         380,250
 54,900  * Tenet Healthcare Corp ..............................         912,713
                                                                  -------------
                                                                      6,253,509
                                                                  -------------
           HOSPITAL SUPPLIES - 2.88%
262,700    Abbott Laboratories ................................      10,508,000
 23,900    Bausch & Lomb Inc ..................................         970,938
100,000    Baxter International Inc ...........................       3,487,500
 23,200    Becton Dickinson & Co ..............................       1,334,000
 29,000  * Biomet Inc .........................................         431,375
 42,200  * Boston Scientific Corp .............................       1,213,250
  8,400    C R Bard Inc .......................................         247,800
206,500    Johnson & Johnson ..................................      13,680,625
 42,000    Medtronic Inc ......................................       3,160,500
 20,300  * St Jude Medical Inc ................................         918,575
 25,700    United States Surgical Corp ........................         530,063
                                                                  -------------
                                                                     36,482,626
                                                                  -------------
           HOUSEHOLD PRODUCTS - 3.11%
 14,400    Clorox Co ..........................................         862,200
 46,600    Colgate Palmolive Co ...............................       3,588,200
138,500    Minnesota Mining &
             Manufacturing Co .................................       8,292,688
 59,000    Newell Co ..........................................       1,467,625
 24,200    Premark International Inc ..........................       1,206,975
220,226    Procter & Gamble Co ................................      15,828,744
 47,900    Rubbermaid Inc .....................................       1,526,813
 52,300    Unilever N V - ADR .................................       6,655,175
                                                                  -------------
                                                                     39,428,420
                                                                  -------------
           INFORMATION PROCESSING - 6.85%
 53,500  * Amdahl Corp ........................................         695,500
 39,000    Apple Computer .....................................       1,620,938
 22,200    Autodesk Inc .......................................         821,400
 49,600    Automatic Data Processing Inc ......................       3,087,600
  3,800  * Ceridian Corp ......................................         122,550
 84,500  * Cisco Systems Inc ..................................       3,696,875
 83,400  * Compaq Computer Corp ...............................       3,263,025
 56,750    Computer Associates
             International Inc ................................       3,717,125
 14,900  * Computer Sciences Corp .............................         789,700
  1,800  * Cray Research Inc ..................................          41,175
 51,400  * Digital Equipment Corp .............................       2,293,725
 32,900    First Data Corp ....................................       1,899,975
 39,200    H & R Block Inc ....................................       1,416,100
164,000    Hewlett Packard Co .................................      10,844,500
 35,300    Honeywell Inc ......................................       1,398,763
188,700    International Business
             Machine Corp .....................................      17,596,275
 20,000  * Lotus Development Corp .............................         610,000
187,200  * Microsoft Corp .....................................      15,853,500
118,000  * Novell Inc .........................................       2,278,875
138,750  * Oracle Systems Corp ................................       4,821,563
 60,100    Pitney Bowes Inc ...................................       2,223,700
 44,100  * Silicon Graphics Inc ...............................       1,714,388

 30,600  * Sun Microsystems Inc ...............................   $   1,377,000
 26,800  * Tandem Computers Inc ...............................         355,100
 37,700  * Unisys Corp ........................................         400,563
 34,200    Xerox Corp .........................................       3,877,425
                                                                  -------------
                                                                     86,817,340
                                                                  -------------
           INSURANCE - CASUALTY - 0.44%
 32,300    Chubb Corp .........................................       2,660,713
 23,700    Safeco Corp ........................................       1,392,375
 24,300    St Paul Companies Inc ..............................       1,236,263
 13,900    USF & G Corp .......................................         239,775
                                                                  -------------
                                                                      5,529,126
                                                                  -------------
           INSURANCE - LIFE - 0.38%
 20,250    Jefferson Pilot Corp ...............................       1,068,188
 37,300    Lincoln National Corp ..............................       1,687,825
 20,200    Torchmark Corp .....................................         805,475
 21,109    Transamerica Corp ..................................       1,261,263
  1,700    USLIFE Corp ........................................          68,425
                                                                  -------------
                                                                      4,891,176
                                                                  -------------
           INSURANCE - MISCELLANEOUS - 0.56%
  3,200    Alexander & Alexander Services .....................          81,200
 27,600    General Reinsurance Corp ...........................       3,736,350
 55,600    United Healthcare Corp .............................       2,071,100
 28,800    UNUM Corp ..........................................       1,231,200
                                                                  -------------
                                                                      7,119,850
                                                                  -------------
           INSURANCE - MULTILINE - 1.52%
 40,100    Aetna Life & Casualty Co ...........................       2,390,963
101,612    American International Group Inc ...................      11,558,365
 27,400    Cigna Corp .........................................       2,048,150
 21,700    Marsh & McLennan Cos Inc ...........................       1,727,863
 41,400    Providian Corp .....................................       1,505,925
                                                                  -------------
                                                                     19,231,266
                                                                  -------------
           LEISURE TIME - 0.05%
 16,100  * Bally Entertainment Group ..........................         167,038
 17,900    Brunswick Corp .....................................         328,913
  8,700    Outboard Marine Corp ...............................         175,088
                                                                  -------------
                                                                        671,039
                                                                  -------------
           LODGING - 0.30%
 12,900    Hilton Hotels Corp .................................         864,300
 38,100    Marriott International Inc .........................       1,290,638
 39,200  * Promus Cos Inc .....................................       1,641,500
                                                                  -------------
                                                                      3,796,438
                                                                  -------------
           MACHINE TOOLS - 0.01%
  4,700    Cincinnati Milacron Inc ............................         126,900
                                                                  -------------
           MACHINERY - AGRICULTURE - 0.23%
 31,100    Deere & Co .........................................       2,690,150
  5,340  * Varity Corp ........................................         230,288
                                                                  -------------
                                                                      2,920,438
                                                                  -------------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 0.48%
 71,000    Caterpillar Inc ....................................       4,277,750
  1,800  * Clark Equipment Co .................................         154,575
 30,300    Fluor Corp .........................................       1,499,850
  2,600    Foster Wheeler Corp ................................          85,475
  2,900    Harnischfeger Industries Inc .......................         100,775
                                                                  -------------
                                                                      6,118,425
                                                                  -------------
           MACHINERY - INDUSTRIAL/
           SPECIALTY - 0.64%
 14,600    Briggs & Stratton Corp .............................         518,300
 42,700    Cooper Industries Inc ..............................       1,579,900
 16,200    Dover Corp .........................................       1,063,125
 33,600    Illinois Tool Works Inc ............................       1,671,600
 25,600    Ingersoll Rand Co ..................................         953,600
 16,000    Johnson Controls Inc ...............................         916,000
 21,633    Pall Corp ..........................................         475,926
 10,900    Parker Hannifin Corp ...............................         622,663
  6,400    Timken Corp ........................................         269,600
  1,600    Trinova Corp .......................................          54,400
                                                                  -------------
                                                                      8,125,114
                                                                  -------------
           MERCHANDISE - DRUG - 0.21%
  8,300    Longs Drug Stores Corp .............................         291,538
 24,200    Rite Aid Corp ......................................         574,750
 36,400    Walgreen Co ........................................       1,751,750
                                                                  -------------
                                                                      2,618,038
                                                                  -------------
           MERCHANDISE - SPECIALTY - 1.45%
 28,300    American Greetings Corp Class A ....................         799,475
 29,500    Charming Shoppes Inc ...............................         129,063
 27,100    Circuit City Stores Inc ............................         745,250
 53,000    Gap Inc ............................................       1,821,875
145,600    Home Depot Inc .....................................       6,060,600
  4,100    Jostens Inc ........................................          82,513
129,800    Limited Inc ........................................       2,888,050
 32,300    Melville Corp ......................................       1,283,925
 30,900    Nordstrom Inc ......................................       1,282,350
 16,800    Tandy Corp .........................................         785,400
 18,600    TJX Cos Inc ........................................         248,775
 89,225  * Toys R Us Inc ......................................       2,252,931
                                                                  -------------
                                                                     18,380,207
                                                                  -------------
           MERCHANDISING - DEPARTMENT - 0.54%
 25,900    Dayton Hudson Corp .................................       1,835,663
 30,800    Dillard Department Stores Inc
             Class A ..........................................         885,500
 86,200    May Department Stores Co ...........................       3,383,350
 16,000    Mercantile Stores Inc ..............................         750,000
                                                                  -------------
                                                                      6,854,513
                                                                  -------------
           MERCHANDISING - FOOD - 0.70%
 79,800    Albertsons Inc .....................................       2,234,400
 34,800    American Stores Co .................................         909,150
 15,400    Brunos Inc .........................................         178,063
  6,900    Fleming Cos Inc ....................................         178,538

 15,500    Giant Foods Inc Class A ............................   $     445,625
 15,300    Great Atlantic & Pacific Tea Inc ...................         380,588
 31,700  * Kroger Co ..........................................         824,200
 16,700    Supervalu Inc ......................................         473,863
 64,100    Sysco Corp .........................................       1,738,713
 26,000    Winn Dixie Stores Inc ..............................       1,491,750
                                                                  -------------
                                                                      8,854,890
                                                                  -------------
           MERCHANDISING - MASS - 2.58%
 81,400    J C Penney Inc .....................................       3,835,975
145,900    K Mart Corp ........................................       1,860,225
 82,622  * Price Costco Inc ...................................       1,167,036
121,700    Sears Roebuck & Co .................................       6,860,838
738,600    Wal Mart Stores Inc ................................      18,465,000
 35,000  * Woolworth Corp .....................................         538,125
                                                                  -------------
                                                                     32,727,199
                                                                  -------------
           METALS - ALUMINUM - 0.46%
 68,000    Alcan Aluminium Ltd ................................       2,014,500
 60,800    Aluminum Co of America .............................       2,827,200
 20,300    Reynolds Metal Co ..................................       1,002,313
                                                                  -------------
                                                                      5,844,013
                                                                  -------------
           METALS - COPPER - 0.24%
  9,200    Asarco Inc .........................................         265,650
 32,649    Newmont Mining Corp ................................       1,363,096
 26,200    Phelps Dodge Corp ..................................       1,444,275
                                                                  -------------
                                                                      3,073,021
                                                                  -------------
           METALS - MISCELLANEOUS - 0.25%
 31,350    Cyprus Amax Minerals Co ............................         830,775
 38,050    Englehard Corp .....................................       1,583,831
 29,700    Inco Ltd ...........................................         742,500
                                                                  -------------
                                                                      3,157,106
                                                                  -------------
           METALS - STEEL - 0.34%
 22,300  * Armco Inc ..........................................         142,163
 21,900  * Bethlehem Steel Corp ...............................         323,025
 20,200    Inland Steel Industries ............................         568,125
 31,100    Nucor Corp .........................................       1,485,025
 29,620    USX US Steel Group .................................         947,840
 38,925    Worthington Industries Inc .........................         812,559
                                                                  -------------
                                                                      4,278,737
                                                                  -------------
           MISCELLANEOUS - 0.48%
 69,300    Corning Inc ........................................       2,217,600
 33,000  * CUC International Inc ..............................       1,212,750
 17,500    Loews Corp .........................................       2,080,313
 21,450    Service Corp International .........................         614,006
                                                                  -------------
                                                                      6,124,669
                                                                  -------------
           MOBILE HOMES - 0.02%
 14,600    Fleetwood Enterprises Inc ..........................         302,950
                                                                  -------------
           NATURAL GAS - DIVERSIFIED - 0.24%
 26,000    Coastal Corp .......................................         815,750
 11,200    Enserch Corp .......................................         194,600
  8,800    NorAm Energy Corp ..................................          58,300
 47,929    Panhandle Eastern Corp .............................       1,204,216
 23,700    Sonat Inc ..........................................         779,138
                                                                  -------------
                                                                      3,052,004
                                                                  -------------
           OIL - INTEGRATED DOMESTIC - 2.68%
 34,000    Amerada Hess Corp ..................................       1,725,500
159,700    Amoco Corp .........................................      10,919,488
 10,000    Ashland Oil Inc ....................................         371,250
 51,700    Atlantic Richfield Co ..............................       6,003,663
 47,300    Burlington Resources Inc ...........................       1,962,950
 11,100    Kerr McGee Corp ....................................         618,825
111,700    Occidental Petroleum Corp ..........................       2,569,100
 28,500  * Oryx Energy Corp ...................................         409,688
 11,000    Pennzoil Co ........................................         543,125
 91,800    Phillips Petroleum Co ..............................       3,327,750
 40,202  * Santa Fe Energy Resources Inc ......................         391,970
 26,800    Sun Co .............................................         844,200
 86,400    Unocal Corp ........................................       2,559,600
 87,000    USX Marathon Group .................................       1,729,125
                                                                  -------------
                                                                     33,976,234
                                                                  -------------
           OIL - INTEGRATED
           INTERNATIONAL - 6.24%
209,400    Chevron Corp .......................................      10,286,775
399,100    Exxon Corp .........................................      28,485,763
127,100    Mobil Corp .........................................      12,757,663
172,300    Royal Dutch Petroleum Co - ADR .....................      21,839,025
 83,900    Texaco Inc .........................................       5,747,150
                                                                  -------------
                                                                     79,116,376
                                                                  -------------
           OIL - SERVICES - 0.87%
 50,100    Baker Hughes Inc ...................................       1,127,250
 69,300    Dresser Industries Inc .............................       1,585,238
 42,500    Halliburton Co .....................................       1,657,500
 24,000    McDermott International Inc ........................         630,000
 79,500    Schlumberger Ltd ...................................       5,167,500
 18,500  * Western Atlas Inc ..................................         834,813
                                                                  -------------
                                                                     11,002,301
                                                                  -------------
           OIL/GAS PRODUCERS - 0.03%
  3,000    Helmerich & Payne Inc ..............................          89,625
  8,700    Louisiana Land & Exploration Co ....................         337,125
                                                                  -------------
                                                                        426,750
                                                                  -------------
           PAPER/FOREST PRODUCTS - 1.88%
 20,500    Alco Standard Corp .................................       1,468,313
 24,100    Avery Dennison Corp ................................         994,125
  8,366    Boise Cascade Corp .................................         276,078
 25,300    Champion International Corp ........................       1,173,288
  9,100    Federal Paper Board Inc ............................         295,750
 32,500    Georgia Pacific Corp ...............................       2,526,875
 40,200    International Paper Co .............................       3,160,725
 24,300    James River Corp ...................................         656,100
 56,900    Kimberly Clark Corp ................................       3,414,000
 41,600    Louisiana Pacific Corp .............................         925,600

 16,000    Mead Corp ..........................................   $     862,000
  4,900    Potlatch Corp ......................................         210,088
 48,400    Scott Paper Co .....................................       2,099,350
 23,364  * Stone Container Corp ...............................         408,870
 27,250    Union Camp Corp ....................................       1,413,594
 17,900    Westvaco Corp ......................................         765,225
 72,800    Weyerhaeuser Co ....................................       3,194,100
                                                                  -------------
                                                                     23,844,081
                                                                  -------------
           PHOTOGRAPHY - 0.56%
111,450    Eastman Kodak Co ...................................       6,728,794
 10,400    Polaroid Corp ......................................         383,500
                                                                  -------------
                                                                      7,112,294
                                                                  -------------
           POLLUTION CONTROL - 0.59%
 70,000    Browning Ferris Industries Inc .....................       2,493,750
 71,800    Laidlaw Inc ........................................         664,150
     50    Safety Kleen Corp ..................................             850
158,100    WMX Technologies Inc ...............................       4,308,225
                                                                  -------------
                                                                      7,466,975
                                                                  -------------
           PUBLISHING - NEWS - 0.56%
 31,600    Dow Jones & Co Inc .................................       1,153,400
 47,600    Gannett Inc ........................................       2,546,600
 21,200    Knight-Ridder Inc ..................................       1,171,300
 22,200    New York Times Co Class A ..........................         502,275
 34,232    Times Mirror Co ....................................         795,894
 15,600    Tribune Co .........................................         930,150
                                                                  -------------
                                                                      7,099,619
                                                                  -------------
           PUBLISHING/PRINTING - 0.57%
 13,900    Deluxe Corp ........................................         443,063
 59,400    Dun & Bradstreet Corp ..............................       3,148,200
 19,217    Harcourt General Inc ...............................         809,516
 12,000    McGraw Hill Inc ....................................         888,000
 21,600    Moore Corp Ltd .....................................         472,500
 39,200    R R Donnelley & Sons Co ............................       1,430,800
                                                                  -------------
                                                                      7,192,079
                                                                  -------------
           RAILROAD - 1.16%
 28,800    Burlington Northern Inc ............................       1,760,400
 29,300    Conrail Inc ........................................       1,582,200
 36,800    CSX Corp ...........................................       2,806,000
 48,300    Norfolk Southern Corp ..............................       3,308,550
 32,875    Santa Fe Pacific Corp ..............................         805,438
 45,309    Santa Fe Pacific Gold Corp .........................         566,363
 70,700    Union Pacific Corp .................................       3,915,013
                                                                  -------------
                                                                     14,743,964
                                                                  -------------
           RESTAURANTS - 0.79%
 55,800  * Darden Restaurants Inc .............................         613,800
  7,550    Lubys Cafeterias Inc ...............................         153,831
227,700    McDonalds Corp .....................................       8,624,138
  7,800  * Shoneys Inc ........................................          84,825
 30,000    Wendy's International Inc ..........................         513,750
                                                                  -------------
                                                                      9,990,344
                                                                  -------------
           SAVINGS & LOAN - 0.22%
 25,100    Golden West Financial Corp .........................       1,233,038
 47,050    Great Western Financial Corp .......................       1,029,219
 24,900    H F Ahmanson & Co ..................................         566,475
                                                                  -------------
                                                                      2,828,732
                                                                  -------------
           SECURITIES RELATED - 1.06%
163,700    American Express Co ................................       5,831,813
 60,648    Dean Witter Discover & Co ..........................       2,888,361
 65,100    Merrill Lynch & Co Inc .............................       3,059,700
 39,900    Salomon Inc ........................................       1,635,900
                                                                  -------------
                                                                     13,415,774
                                                                  -------------
           SEMICONDUCTORS - 2.91%
 37,000  * Advanced Micro Devices Inc .........................       1,216,375
 24,400  * Applied Materials Inc ..............................       1,878,800
133,200    Intel Corp .........................................      14,951,700
 66,000    Micron Technology Inc ..............................       2,945,250
188,400    Motorola Inc .......................................      11,280,450
 46,700  * National Semiconductor Corp ........................       1,167,500
 29,800    Texas Instruments Inc ..............................       3,445,625
                                                                  -------------
                                                                     36,885,700
                                                                  -------------
           TELECOMMUNICATIONS - 0.93%
158,600  * Airtouch Communications Inc ........................       4,321,850
 56,300    ALLTEL Corp ........................................       1,386,388
 10,327  * Andrew Corp ........................................         503,441
 42,200  * DSC Communications Corp ............................       1,561,400
  6,600    Harris Corp ........................................         350,625
 85,800    Northern Telecommunications Corp ...................       3,292,575
 17,300    Scientific Atlanta Inc .............................         322,213
                                                                  -------------
                                                                     11,738,492
                                                                  -------------
           TEXTILE - PRODUCTS - 0.09%
 11,400    Russell Corp .......................................         330,600
 16,100    V F Corp ...........................................         857,325
                                                                  -------------
                                                                      1,187,925
                                                                  -------------
           TOBACCO - 1.95%
 62,800    American Brands Inc ................................       2,535,550
273,800    Philip Morris Cos Inc ..............................      19,953,175
 73,300    UST Inc ............................................       2,189,838
                                                                  -------------
                                                                     24,678,563
                                                                  -------------
           TRUCKERS - 0.12%
  2,300    Consolidated Freightways Inc .......................          54,625
 14,200    Roadway Services Inc ...............................         663,850
 15,900    Ryder System Inc ...................................         403,463
 19,300    Yellow Corp ........................................         366,700
                                                                  -------------
                                                                      1,488,638
                                                                  -------------
           UTILITIES - COMMUNICATION - 7.52%
184,400    Ameritech Corp .....................................       8,182,750
504,226    AT & T Corp ........................................      25,589,470
143,600    Bell Atlantic Corp .................................       8,005,700
162,200    Bellsouth Corp .....................................       9,955,025
309,200    GTE Corp ...........................................      10,319,550
218,400    MCI Communications Corp ............................       4,422,600

142,500    Nynex Corp .........................................   $   5,949,375
146,200    Pacific Telesis Group ..............................       3,910,850
192,700    SBC Communications Inc .............................       8,671,500
119,200    Sprint Corp ........................................       3,993,200
155,300    U S West Inc .......................................       6,406,125
                                                                  -------------
                                                                     95,406,145
                                                                  -------------
           UTILITIES - ELECTRIC - 3.87%
 50,600    American Electric Power Inc ........................       1,733,050
 35,200    Baltimore Gas & Electric Co ........................         915,200
 60,100    Carolina Power & Light Co ..........................       1,795,488
 70,100    Central & South West Corp ..........................       1,805,075
 41,164    Cinergy Corp .......................................       1,095,992
 71,500    Consolidated Edison Co New York ....................       2,136,063
 42,300    Detroit Edison Co ..................................       1,274,288
 57,650    Dominion Resources Inc .............................       2,140,256
 61,200    Duke Power Co ......................................       2,555,100
 86,000    Entergy Corp .......................................       2,128,500
 68,400    FPL Group Inc ......................................       2,684,700
 50,900    Houston Industries Inc .............................       2,195,063
 37,500    Niagara Mohawk Power Corp ..........................         553,125
 26,000    Northern States Power Co ...........................       1,231,750
 35,900    Ohio Edison Co .....................................         785,313
148,000    Pacific Gas & Electric Co ..........................       4,292,000
 83,900    PacifiCorp .........................................       1,657,025
 79,400    Peco Energy Co .....................................       2,233,125
 74,850    Public Service Enterprise Group ....................       2,226,788
163,800    SCE Corp ...........................................       2,846,025
213,600    Southern Co ........................................       4,725,900
 79,800    Texas Utilities Co .................................       2,882,775
 77,700    Unicom Corp ........................................       2,117,325
 28,800    Union Electric Co ..................................       1,090,800
                                                                  -------------
                                                                     49,100,726
                                                                  -------------
           UTILITIES - GAS, PIPELINE - 0.58%
 13,000  * Columbia Gas System Inc ............................         390,000
 22,600    Consolidated Natural Gas Co ........................         901,175
 89,500    Enron Corp .........................................       3,266,750
 23,700    Nicor Inc ..........................................         631,013
 18,300    Oneok Inc ..........................................         347,700
 15,000    Pacific Enterprises ................................         378,750
  2,200    Peoples Energy Corp ................................          58,850
 40,100    Williams Cos Inc ...................................       1,363,400
                                                                  -------------
                                                                      7,337,638
                                                                  -------------
           UTILITIES - MISCELLANEOUS - 0.08%
 32,600    General Public Utilities Corp ......................         978,000
                                                                  -------------
           TOTAL COMMON STOCKS
           (Cost $995,336,622).................................   1,255,557,680
                                                                  -------------

   PAR                                                              MARKET
  VALUE                                                              VALUE
----------                                                     ----------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 0.62%

             CHEMICAL - MAJOR - 0.62%
$7,831,000   Dow Chemical Co,
               6.125% due 06/01/95
               (Cost $7,831,000) ...........................   $      7,831,000
                                                               ----------------
             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.04%
   500,000   United States Treasury Bills,
               5.735% due 06/22/95
               (Cost $498,327) .............................            498,327
                                                               ----------------
             TOTAL INVESTMENTS
             (Cost $1,003,665,949) - 99.68% ................      1,263,887,007
             Other assets and liabilities,
               net - 0.32% .................................          4,105,106
                                                               ----------------
             NET ASSETS (equivalent
               to $16.81 per share on
               75,451,459 shares
               outstanding) - 100% .........................   $  1,267,992,113
                                                               ================
           * Non-income producing
                                                                     UNREALIZED
CONTRACTS                                                           APPRECIATION
---------                                                           ------------
           FUTURES CONTRACTS PURCHASED (1)
  36 (2)   (Delivery month/Value at 05/31/95)
           S&P 500 Index Futures
           (June/$533.35) ..................................         $  153,925
                                                                     ==========

           (1) U.S. Treasury Bills with a market value of approximately $500,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
           (2) Per 500
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  75,451,459 shares outstanding ...............................  $      754,515
Additional paid in capital ....................................     977,091,642
Undistributed net realized gain on securities .................      29,641,865
Undistributed net investment income ...........................         129,108
Unrealized appreciation of:
  Investments .................................  $  260,221,058
  Futures .....................................         153,925     260,374,983
                                                 --------------  --------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING ..................................................  $1,267,992,113
                                                                 ==============
SEE NOTES TO FINANCIAL STATEMENTS.

STOCK INDEX FUND                                            FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends .....................................................................................................       $  31,651,326
Interest ......................................................................................................             495,737
                                                                                                                      -------------
    Total investment income ...................................................................................          32,147,063
                                                                                                                      -------------
EXPENSES:
Advisory fees .................................................................................................           3,339,165
Custodian and accounting services .............................................................................             593,597
Reports to shareholders .......................................................................................             158,278
Audit fees ....................................................................................................              87,320
Directors' fees and expenses ..................................................................................              47,279
Miscellaneous .................................................................................................             100,866
                                                                                                                      -------------
    Total expenses ............................................................................................           4,326,505
                                                                                                                      -------------
NET INVESTMENT INCOME .........................................................................................          27,820,558
                                                                                                                      =============
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
    Investments .........................................................................         $  29,316,029
    Futures contracts ...................................................................               990,600          30,306,629
                                                                                                  -------------
Net unrealized appreciation (depreciation) of securities during the year:
    Investments .........................................................................           154,874,674
    Futures contracts ...................................................................              (221,975)        154,652,699
                                                                                                  -------------       -------------
      Net realized and unrealized gain on securities during the year ..........................................         184,959,328
                                                                                                                      =============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................................       $ 212,779,886
                                                                                                                      =============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

OPERATIONS:                                                                                          1995                 1994
                                                                                               ---------------      ---------------
Net investment income ....................................................................     $    27,820,558      $    25,156,154
Net realized gain on securities ..........................................................          30,306,629            1,982,546
Net unrealized appreciation of securities during the year ................................         154,652,699            4,385,716
                                                                                               ---------------      ---------------
    Increase in net assets resulting from operations .....................................         212,779,886           31,524,416
                                                                                               ===============      ===============
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................................................................         (27,954,349          (25,158,972)
Net realized gain on securities ..........................................................          (2,497,235)          (6,369,631)
                                                                                               ---------------      ---------------
    Decrease in net assets resulting from distributions to shareholders ..................         (30,451,584          (31,528,603)
                                                                                               ===============      ===============
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .........................................................         100,308,445          153,824,377
Proceeds from capital stock issued for distributions reinvested ..........................          30,451,584           31,528,603
                                                                                               ---------------      ---------------
                                                                                                   130,760,029          185,352,980
Cost of capital stock repurchased ........................................................        (131,555,447)         (50,090,059)
                                                                                               ---------------      ---------------
    Increase (decrease) in net assets resulting from capital stock transactions ..........            (795,418)         135,262,921
                                                                                               ===============      ===============
TOTAL INCREASE IN NET ASSETS .............................................................         181,532,884          135,258,734

NET ASSETS:
Beginning of year ........................................................................       1,086,459,229          951,200,495
                                                                                               ---------------      ---------------
End of year (including undistributed net investment income of $129,108 and $189,502) .....     $ 1,267,992,113      $ 1,086,459,229
                                                                                               ===============      ===============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .............................................................           6,656,098           10,547,172
Shares issued for distributions reinvested ...............................................           2,028,815            2,156,127
Shares of capital stock repurchased ......................................................          (8,727,186)          (3,433,271)
                                                                                               ---------------      ---------------
    Increase (decrease) in shares outstanding ............................................             (42,273)           9,270,028
Shares outstanding:
    Beginning of year ....................................................................          75,493,732           66,223,704
                                                                                               ---------------      ---------------
    End of year ..........................................................................          75,451,459           75,493,732
                                                                                               ---------------      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

MIDCAP INDEX FUND               MAY 31, 1995             STATEMENT OF NET ASSETS

 NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                         -------------
           COMMON STOCKS - 98.71%

           ADVERTISING - 0.40%
 28,482    Omnicom Group .....................................    $   1,641,275
                                                                  -------------
           AEROSPACE/DEFENSE - 0.91%
 18,480    Gencorp Inc .......................................          237,930
 12,971    OEA Inc............................................          393,994
 21,855  * Rohr Industries Inc ...............................          270,456
  3,700  * Sequa Corp Class A ................................          111,000
 30,237    Sunstrand Corp ....................................        1,678,154
 10,210    Teleflex Inc ......................................          422,439
 18,761    Thiokol Corp ......................................          588,626
                                                                  -------------
                                                                      3,702,599
                                                                  -------------
           AIRLINES - 0.25%
 17,921  * Alaska Air Group Inc ..............................          297,937
 29,574    Atlantic Southeast Airlines Inc ...................          713,473
                                                                  -------------
                                                                      1,011,410
                                                                  -------------
           APPAREL & PRODUCTS - 0.64%
  2,753    Angelica Corp .....................................           70,890
 16,300  * Ann Taylor Stores Corp ............................          340,263
 40,953    Cintas Corp .......................................        1,412,879
 10,176    Claire's Stores Inc ...............................          162,816
 37,014    CML Group Inc .....................................          268,352
 23,424  * Lands End Inc .....................................          360,144
                                                                  -------------
                                                                      2,615,344
                                                                  -------------
           APPLIANCES/FURNISHINGS - 1.03%
 41,359    Heilig Meyers Co ..................................          987,446
 29,914    Herman Miller Inc .................................          646,890
 27,501    Lancaster Colony Corp .............................          996,911
 34,788    Leggett & Platt Inc ...............................        1,452,399
  2,604    National Presto Industries Inc ....................          113,600
                                                                  -------------
                                                                      4,197,246
                                                                  -------------
           AUTO - ORIGINAL EQUIPMENT - 1.32%
 16,925    Arvin Industries Inc ...............................         387,159
  7,700    Carlisle Co Inc ....................................         298,375
 41,442    Danaher Corp .......................................       1,253,621
 16,218    Donaldson Co Inc ...................................         407,477
 29,670    Federal Mogul Corp .................................         534,060
 39,670    Mark IV Industries Inc .............................         798,359
 27,228    Modine Manufacturing Co ............................       1,027,857
 23,200    Superior Inds International ........................         684,400
                                                                  -------------
                                                                      5,391,308
                                                                  -------------
           AUTO - OTHER - 0.39%
 64,770    Harley Davidson Inc.................................       1,578,769
                                                                  -------------
           AUTO - REPLACEMENT PARTS - 0.11%
 16,221    Kaydon Corp.........................................         446,078
                                                                  -------------
           BANKS - OTHER - 0.50%
 60,972    State Street Boston Corp ...........................       2,050,184
                                                                  -------------
           BANKS - REGIONAL - 7.97%
 28,234    BanCorp Hawaii Inc .................................         854,079
 30,952    Central Fidelity Banks Inc .........................         858,918
 43,055    City National Corp .................................         478,987
 86,903    Comerica Inc .......................................       2,748,307
 29,286    Crestar Financial Corp .............................       1,347,156
 18,718    Dauphin Dep Corp ...................................         467,950
 47,600    Fifth Third Bancorp ................................       2,534,700
 52,343    First American Bank Corp ...........................       1,890,891
103,078    First Bank System Inc ..............................       4,329,276
 41,441    First Security Corp ................................       1,061,926
 29,201    First Tennessee National Corp ......................       1,281,194
 24,775    First Virginia Banks Inc ...........................         888,803
 73,700    Hibernia Corp Class A ..............................         617,238
 77,348    Marshall & Ilsley Corp .............................       1,667,816
 29,334    Mercantile Bancorporation Inc ......................       1,169,693
 28,656    Mercantile Bankshares Corp .........................         680,580
 54,996    Meridian Bancorp ...................................       1,759,872
 47,653    Northern Trust Corp ................................       1,846,554
 35,209    Regions Financial Corp .............................       1,249,920
 68,687    SouthTrust Corp ....................................       1,468,185
 45,103    UJB Financial Corp .................................       1,330,539
 39,836    West One Bancorp ...................................       1,344,465
 23,978    Wilmington Trust Corp ..............................         629,423
                                                                  -------------
                                                                     32,506,472
                                                                  -------------
           BEVERAGE - SOFT DRINKS - 0.53%
101,903    Coca Cola Enterprises Inc ..........................       2,178,177
                                                                  -------------
           BROADCASTING - 0.87%
 13,164    A H Belo Corp ......................................         826,041
 23,819  * Chris Craft Industries Inc .........................         800,914
 34,429  * Multimedia Inc .....................................       1,316,909
 23,216    TCA Cable TV Inc ...................................         592,008
                                                                  -------------
                                                                      3,535,872
                                                                  -------------
           BUILDING MATERIALS - 0.87%
 12,766    Calmat Co ..........................................         256,916
 20,825    Hon Industries Inc .................................         567,481
 52,672    RPM Inc Ohio .......................................       1,050,148
 12,000  * Southdown Inc ......................................         217,500
 26,400    Vulcan Materials Co ................................       1,442,100
                                                                  -------------
                                                                      3,534,145
                                                                  -------------
           CHEMICAL - MAJOR - 0.18%
 48,000    Albemarle Corp .....................................         738,000
                                                                  -------------
           CHEMICAL - MISCELLANEOUS - 3.62%
 25,080    Betz Labs Inc ......................................       1,065,900
 34,337    Crompton & Knowles Corp ............................         622,358
 13,268    Dexter Corp ........................................         313,457
 92,000    Ethyl Corp .........................................       1,069,500
 22,547    Ferro Corp .........................................         620,043
 32,633    Georgia Gulf Corp ..................................         991,227
 14,064    H B Fuller Co ......................................         527,400
 25,693    Lawter International Inc ...........................         343,644
 24,780    Loctite Corp .......................................       1,235,903
 55,619    Lubrizol Corp ......................................       1,939,713
 66,678    Lyondell Petrochemical Co ..........................       1,666,950
 32,424    M A Hanna Co .......................................         802,494
  4,355    NCH Corp ...........................................         259,123

 21,571    Olin Corp ..........................................   $   1,164,834
 23,025    Rollins Inc ........................................         601,528
 33,873    Schulman A Inc .....................................       1,016,190
 49,900  * Sterling Chemical Inc ..............................         530,188
                                                                  -------------
                                                                     14,770,452
                                                                  -------------
           CONGLOMERATES - 1.09%
 36,698    Alexander & Baldwin Inc ............................         880,752
 36,300  * Litton Inds ........................................       1,397,550
  3,400  * Maxxam Inc .........................................         112,625
 17,761    PHH Corp ...........................................         745,962
 34,921    Trinity Industries Inc .............................       1,322,633
                                                                  -------------
                                                                      4,459,522
                                                                  -------------
           CONTAINERS - PAPER - 0.73%
 15,614    Chesapeake Corp ....................................         444,999
 12,761  * Sealed Air Corp ....................................         569,460
 78,836    Sonoco Products Co .................................       1,951,193
                                                                  -------------
                                                                      2,965,652
                                                                  -------------
           COSMETICS/TOILETRIES - 0.34%
 32,888    Tambrands Inc ......................................       1,410,073
                                                                  -------------
           DRUGS - 3.31%
 27,104    Bergen Brunswig Corp Class A .......................         623,392
 26,776  * Biogen Inc .........................................       1,111,204
 32,346    Carter Wallace Inc .................................         371,979
 45,188  * Centocor Inc .......................................         612,862
 29,970  * Chiron Corp ........................................       1,550,948
 23,488  * Diagnostek Inc .....................................         411,040
 38,441  * Forest Laboratories Inc ............................       1,696,209
 20,271  * Genzyme Corp .......................................         750,027
  2,804  * Genzyme Tissue Repair ..............................          18,226
 89,236    Ivax Corp ..........................................       2,308,982
 32,000    Mc Kesson Corp .....................................       1,428,000
 62,023    Mylan Labs Inc .....................................       1,775,408
 18,900  * R P Scherer Corp ...................................         843,413
                                                                  -------------
                                                                     13,501,690
                                                                  -------------
           ELECTRICAL EQUIPMENT - 3.01%
 68,486  * American Power Conversion Corp .....................       1,249,870
 34,331    Ametek Inc .........................................         592,210
 55,898  * Conner Peripherals Inc .............................         719,687
 25,935    Hubbell Inc ........................................       1,475,053
 31,700  * Kohl Corp ..........................................       1,374,988
 65,187    Molex Inc ..........................................       2,428,216
 46,096  * Quantum Corp .......................................         991,064
 55,615  * Seagate Technology .................................       1,995,188
 27,073  * Teradyne Inc .......................................       1,465,326
                                                                  -------------
                                                                     12,291,602
                                                                  -------------
           ELECTRONIC INSTRUMENTS - 2.35%
 40,576  * Arrow Electronics Inc ..............................       1,866,496
 29,666  * Exabyte Corp .......................................         404,199
 21,321  * Magnetek Inc .......................................         322,480
 68,979    Sensormatic Electronics Corp .......................       2,026,258
 21,673  * Symbol Technologies Inc ............................         731,464
 59,840  * Thermo Electron Corp ...............................       2,154,222
 28,742    Varian Association Inc .............................       1,505,362
 26,173  * Verifone Inc .......................................         565,991
                                                                  -------------
                                                                      9,576,472
                                                                  -------------
           FERTILIZERS - 0.73%
113,395  * Freeport McMoran Inc ...............................       1,956,064
 22,973    IMC Global Inc .....................................       1,033,785
                                                                  -------------
                                                                      2,989,849
                                                                  -------------
           FINANCE COMPANIES - 0.55%
 51,400    Green Tree Financial Corp ..........................       2,242,325
                                                                  -------------
           FOODS - 2.63%
 29,082    Dean Foods Co ......................................         814,296
 47,009    Dole Foods Inc .....................................       1,386,766
 17,118    Dreyers Grand Ice Cream Inc ........................         543,497
 23,091    Flowers Industries Inc .............................         398,320
 37,100    IBP Inc ............................................       1,391,250
  8,212    International Multifoods Corp ......................         173,479
 18,171    J M Smucker Co Class A .............................         411,119
 17,771    Lance Inc ..........................................         315,435
 71,278    McCormick & Co Inc .................................       1,496,838
 20,676    Michael Foods Inc ..................................         250,697
121,491    Tyson Foods Inc Class A ............................       2,718,361
 25,229    Universal Foods Corp ...............................         801,021
                                                                  -------------
                                                                     10,701,079
                                                                  -------------
           FOOTWEAR - 0.29%
 16,216    Edison Brothers Stores Inc .........................         212,835
 27,400  * Nine West Group Inc ................................         955,575
                                                                  -------------
                                                                      1,168,410
                                                                  -------------
           FREIGHT - 0.47%
 19,073    Airborne Freight Corp ..............................         360,003
 21,560    American President Co Ltd ..........................         522,830
 34,000    JB Hunt Transport Services Inc .....................         595,000
 22,871    Overseas Shipholding Group Inc .....................         434,549
                                                                  -------------
                                                                      1,912,382
                                                                  -------------
           GOLD MINING - 0.19%
 74,094    Battle Mountain Gold Co ............................         759,464
                                                                  -------------
           HARDWARE & TOOLS - 0.05%
  7,355    Lawson Products Inc ................................         200,424
                                                                  -------------
           HEALTHCARE - 2.21%
 36,353    Cardinal Health Inc ................................       1,658,606
 31,201  * Continental Medical Systems Inc ....................         292,509
 25,943  * Coram Healthcare Corp ..............................         466,974
 36,076  * FHP International Corp .............................         793,672
 26,886  * Healthcare Compare Corp ............................         840,188
 50,892  * Healthsouth Rehabilitation .........................         877,887
 68,564  * Laboratory Corporation of America ..................         848,480
 12,019  * Laboratory Corporation of America
             (Warrants) .......................................          18,028

 51,891  * Novacare Inc .......................................   $     389,183
 26,200  * Pacificare Health System Inc Class B ...............       1,735,750
 33,400  * Value Health Inc ...................................       1,077,150
                                                                  -------------
                                                                      8,998,427
                                                                  -------------
           HEAVY DUTY TRUCKS/PARTS - 0.16%
 30,204    Federal Signal Corp ................................         638,060
                                                                  -------------
           HOME BUILDERS - 0.32%
 74,476    Clayton Homes Inc ..................................       1,294,021
                                                                  -------------
           HOSPITAL MANAGEMENT - 0.87%
 44,500  * Foundation Health Corp .............................       1,251,563
 29,600  * Healthcare and Retirement Corp .....................         873,200
 22,700  * Healthsource Inc ...................................         896,650
 26,429    Surgical Care Affiliates Inc .......................         541,795
                                                                  -------------
                                                                      3,563,208
                                                                  -------------
           HOSPITAL SUPPLIES - 1.34%
 17,335  * Acuson Corp ........................................         190,685
 14,810  * Advanced Technology Laboratories ...................         238,811
 18,633    Beckman Instruments Inc ............................         517,066
 14,366  * Cordis Corp ........................................         991,254
  8,568  * Datascope Corp .....................................         139,230
 22,100    Dentsply International Inc .........................         795,600
  8,009    Diagnostic Products Corp ...........................         323,363
 15,968  * Nellcor Inc ........................................         694,608
 41,291    Stryker Corp .......................................       1,584,542
                                                                  -------------
                                                                      5,475,159
                                                                  -------------
           HOUSEHOLD PRODUCTS - 0.31%
 10,314    Church & Dwight Inc ................................         215,305
 14,273    First Brands Corp ..................................         588,761
 14,164    Stanhome Inc .......................................         447,937
                                                                  -------------
                                                                      1,252,003
                                                                  -------------
           INFORMATION PROCESSING - 8.33%
 47,550    Adobe Systems Inc ..................................       2,472,600
 29,582  * AST Research Inc ...................................         547,267
 84,500  * Bay Networks Inc ...................................       3,084,250
 18,476  * BMC Software Inc ...................................       1,187,083
 31,421  * Borland International Inc ..........................         392,763
 30,746  * Cadence Design Systems Inc .........................         914,694
 25,026    Comdisco Inc .......................................         750,780
 39,500  * Compuware Corp .....................................       1,175,125
 10,173  * Convex Computer Corp ...............................          39,420
 30,156  * Dell Computer Corp .................................       1,519,109
 30,523    Diebold Inc ........................................       1,270,520
152,200  * E M C Corp .........................................       3,500,600
 47,705    First Financial Management Corp ....................       3,387,023
 36,364  * Fiserv Inc .........................................         959,101
 20,776  * Information Resources Inc ..........................         283,073
 52,200  * Informix Corp ......................................       2,205,450
 27,584  * Legent Corp ........................................       1,203,352
  9,514    Measurex Corp ......................................         249,743
 38,107  * Mentor Graphics Corp ...............................         647,819
 44,042  * Parametric Technology Corp .........................       1,871,785
 37,493    Paychex Inc ........................................       1,106,029
 17,418  * Policy Management Systems Corp .....................         801,228
 36,854    Reynolds & Reynolds Co Class A .....................       1,059,553
 36,725  * Sequent Computer Systems Inc .......................         541,694
 43,190  * Storage Technology Corp ............................         923,186
 25,825  * Stratus Computer Inc ...............................         790,891
 31,573  * Structural Dynamics Research Corp ..................         436,102
 26,812  * Symantec Corp ......................................         616,676
                                                                  -------------
                                                                     33,936,916
                                                                  -------------
           INSURANCE - CASUALTY - 1.03%
 43,233    American Premier Group .............................       1,086,229
 53,662    Progressive Corp Ohio ..............................       2,039,156
 17,018    Transatlantic Holdings Inc .........................       1,080,643
                                                                  -------------
                                                                      4,206,028
                                                                  -------------
           INSURANCE - LIFE - 0.25%
 42,486    Provident Life & Accident Class B ..................       1,030,286
                                                                  -------------
           INSURANCE - MISCELLANEOUS - 0.47%
 12,366    Hartford Steam Boiler Inspections ..................         545,650
 28,850    Kemper Corp ........................................       1,359,556
                                                                  -------------
                                                                      1,905,206
                                                                  -------------
           INSURANCE - MULTILINE - 1.52%
 78,250    AFLAC Inc ..........................................       3,286,500
 79,872    Aon Corp ...........................................       2,915,328
                                                                  -------------
                                                                      6,201,828
                                                                  -------------
           LEISURE TIME - 1.68%
 62,000    Callaway Golf Co ...................................         891,250
 66,925  * Circus Circus Enterprise Inc .......................       2,233,622
 98,602    International Game Technology ......................       1,589,957
 71,045  * Mirage Resorts Inc .................................       2,122,469
                                                                  -------------
                                                                      6,837,298
                                                                  -------------
           LODGING - 0.29%
 39,000  * Hospitality Franchise Sys Inc ......................       1,174,875
                                                                  -------------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 0.14%
 11,514    Granite Construction Inc ...........................         247,551
 14,968  * Jacobs Engineering Group Inc .......................         327,425
                                                                  -------------
                                                                        574,976
                                                                  -------------
           MACHINERY - INDUSTRIAL/
           SPECIALTY - 1.89%
 29,273    Albany International Corp Class A ..................         651,324
 15,018    Duriron Co Inc .....................................         315,378
 21,425    Goulds Pumps Inc ...................................         500,809
 29,576    Keystone International Inc .........................         639,581
 12,514    Nordson Corp .......................................         707,041
 32,133    Stewart & Stevenson Services Inc ...................       1,064,406
 14,600    Tecumseh Products Co Class A .......................         680,725
 53,892    Tidewater Inc ......................................       1,347,300

 27,624    Watts Industry Inc Class A .........................   $     587,010
 28,900    York International Corp ............................       1,199,350
                                                                  -------------
                                                                      7,692,924
                                                                  -------------
           MEDICAL TECHNOLOGY - 0.02%
 12,788  * Applied Bioscience International Inc ...............          65,539
                                                                  -------------
           MERCHANDISE - DRUG - 0.44%
 66,600  * Perrigo Company ....................................         732,600
 50,700  * Revco Drugs Inc ....................................       1,077,375
                                                                  -------------
                                                                      1,809,975
                                                                  -------------
           MERCHANDISE - SPECIALTY - 2.67%
 31,200  * Best Buy Co Inc ....................................         760,500
  3,857    Cross AT Co Class A ................................          60,748
 57,697    Dollar General Corp ................................       1,637,152
 15,523    Duty Free International Inc ........................         157,170
 17,257  * Enterra Corp .......................................         330,040
 41,100    Fingerhut Companies Inc ............................         565,125
 23,771  * Gibson Greetings Inc ...............................         255,538
  6,657    Hancock Fabrics Inc ................................          54,920
 68,464  * Home Shopping Network Inc ..........................         479,248
 33,027    Intelligent Electronics Inc ........................         425,223
 23,821  * MacFrugals Bargains Close Outs .....................         357,315
115,437  * Office Depot Inc ...................................       2,770,488
 53,711    Sothebys Holdings Inc ..............................         691,529
 49,400  * Staples Inc ........................................       1,395,550
 15,368    Tiffany & Co .......................................         495,618
 31,086  * Waban Inc ..........................................         454,633
                                                                  -------------
                                                                     10,890,797
                                                                  -------------
           MERCHANDISING - FOOD - 0.50%
 29,900    Hannaford Brothers Co ..............................         799,825
 12,100    Ruddick Corp .......................................         251,075
 13,668    Savannah Foods & Industries Inc ....................         153,765
 39,688  * Vons Cos Inc .......................................         823,526
                                                                  -------------
                                                                      2,028,191
                                                                  -------------
           MERCHANDISING - MASS - 0.19%
 40,007    Family Dollar Stores Inc ...........................         475,083
 66,024  * Service Merchandise Inc ............................         313,614
                                                                  -------------
                                                                        788,697
                                                                  -------------
           METALS - ALUMINUM - 0.23%
 32,567  * Alumax Inc .........................................         948,514
                                                                  -------------
           METALS - MISCELLANEOUS - 0.43%
 17,700    Brush Wellman Inc ..................................         384,975
 24,506    Kennametal Inc .....................................         796,445
 19,950    Precision Castparts Corp ...........................         573,563
                                                                  -------------
                                                                      1,754,983
                                                                  -------------
           METALS - STEEL - 1.16%
 60,152    Allegheny Ludlum Corp ..............................       1,188,002
  3,855    Carpenter Technology Corp ..........................         247,684
 33,888    CBI Industries Inc .................................         855,672
 12,857    Cleveland Cliffs Inc ...............................         499,816
 21,721    Harsco Corp ........................................       1,105,056
 15,516    Lukens Inc .........................................         523,665
 18,323    Oregon Steel Mills Inc .............................         293,168
                                                                  -------------
                                                                      4,713,063
                                                                  -------------
           MISCELLANEOUS - 2.01%
 35,000  * Electronic Arts ....................................         901,250
 63,700    Equifax Inc ........................................       1,998,588
 22,186    Flightsafety International Inc .....................       1,039,969
 16,800  * Jones Apparel Group Inc ............................         485,100
 33,803    Kelly Services Inc Class A .........................         980,287
 63,700    Manpower Inc .......................................       1,696,013
 36,300    Olsten Corp ........................................       1,093,538
                                                                  -------------
                                                                      8,194,745
                                                                  -------------
           NATURAL GAS - DIVERSIFIED - 0.89%
 39,000    El Paso Natural Gas Co .............................       1,092,000
 39,843    Questar Corp .......................................       1,195,290
 31,032  * Seagull Energy Corp ................................         601,245
 34,191    Valero Energy Corp .................................         726,559
                                                                  -------------
                                                                      3,615,094
                                                                  -------------
           OIL - INTEGRATED DOMESTIC - 0.58%
 27,073    Diamond Shamrock Inc ...............................         734,355
 23,980    Mapco Inc ..........................................       1,411,823
 16,614    Quaker State Corp ..................................         226,366
                                                                  -------------
                                                                      2,372,544
                                                                  -------------
           OIL - INTEGRATED
           INTERNATIONAL - 0.40%
 36,846    Murphy Oil Corp ....................................       1,612,013
                                                                  -------------
           OIL - SERVICE - PRODUCTS - 0.11%
 68,825  * Parker Drilling Co .................................         378,538
  5,786  * Varco International Inc ............................          52,074
                                                                  -------------
                                                                        430,612
                                                                  -------------
           OIL - SERVICES - 0.91%
 19,421  * BJ Services Co .....................................         495,236
147,215  * Global Marine Inc ..................................         791,281
 68,339  * Nabors Industries Inc ..............................         589,424
 30,846  * Smith International Inc ............................         551,372
 46,546    Witco Corp .........................................       1,280,015
                                                                  -------------
                                                                      3,707,328
                                                                  -------------
           OIL/GAS PRODUCERS - 1.69%
 47,455    Anadarko Petroleum Corp ............................       2,058,361
 52,498    Apache Corp ........................................       1,522,442
 31,640    Cabot Corp .........................................       1,332,835
 11,379  * McMoran Oil & Gas ..................................          42,671
 39,235    Noble Affiliates Inc ...............................       1,064,249
 23,400    Parker & Parsley Petroleum Co ......................         456,300
 62,766    Ranger Oil Ltd .....................................         392,288
                                                                  -------------
                                                                      6,869,146
                                                                  -------------
           PAPER/FOREST PRODUCTS - 2.16%
 33,539    Bowater Inc ........................................       1,316,406
 32,835    Consolidated Papers Inc ............................       1,699,211

 36,739    Longview Fibre Co Washington .......................   $     587,824
 28,300    P H Glatfelter Co ..................................         537,700
 16,988    Pentair Inc ........................................         777,201
 27,800    Rayonier Inc .......................................         955,625
 16,670    Standard Register Inc ..............................         329,233
 19,009    Wausau Paper Mills Co ..............................         406,317
 43,653    Willamette Industries Inc ..........................       2,193,563
                                                                  -------------
                                                                      8,803,080
                                                                  -------------
           PHOTOGRAPHY - 0.02%
  3,753    CPI Corp ...........................................          67,085
                                                                  -------------
           POLLUTION CONTROL - 0.09%
 10,016  * Air & Water Technologies Corp
             Class A ..........................................          60,096
 24,533    Calgon Carbon Corp .................................         315,862
                                                                  -------------
                                                                        375,958
                                                                  -------------
           PUBLISHING - NEWS - 0.91%
 13,900    Lee Enterprises Inc ................................         526,463
 17,268    Media General Inc Class A ..........................         556,893
  9,861    Washington Post Co Class B .........................       2,610,700
                                                                  -------------
                                                                      3,694,056
                                                                  -------------
           PUBLISHING/PRINTING - 0.62%
 21,791    Banta Corp .........................................         729,999
  3,857    Ennis Business Forms Inc ...........................          51,105
 13,216    Houghton Mifflin Co ................................         678,972
 26,800  * Topps Inc ..........................................         159,125
 18,514    Wallace Computer Services Inc ......................         671,133
 21,325  * Western Publishing Group Inc .......................         231,909
                                                                  -------------
                                                                      2,522,243
                                                                  -------------
           RAILROAD - 0.78%
 16,312    GATX Corp ..........................................         691,221
 37,818    Illinois Central Corp ..............................       1,337,812
 31,432    Kansas City Southern Industries Inc ................       1,155,126
                                                                  -------------
                                                                      3,184,159
                                                                  -------------
           RESTAURANTS - 1.41%
 40,133    Bob Evans Farms Inc ................................         847,810
 56,055  * Brinker International Inc ..........................         945,928
 29,132  * Buffets Inc ........................................         404,207
 46,866    Cracker Barrel Old Country Stores ..................       1,142,359
 12,780  * International Dairy Queen Inc
             Class A ..........................................         246,015
 31,853    Morrison Restaurants Inc ...........................         684,840
  6,300  * NPC International Inc Class A ......................          40,950
 37,600  * Outback Steakhouse Inc .............................       1,123,300
 12,288    Sbarro Inc .........................................         282,624
  7,606    Sizzler International Inc ..........................          43,735
                                                                  -------------
                                                                      5,761,768
                                                                  -------------
           SECURITIES RELATED - 3.45%
 50,076    A G Edwards Inc ....................................       1,132,970
 90,666    Bear Stearns Co Inc ................................       1,835,996
 67,226    Charles Schwab Corp ................................       2,352,910
 61,868    Franklin Resources Inc .............................       2,706,725
 60,121    Morgan Stanley Group Inc ...........................       4,576,711
 73,900    Paine Webber Group Inc .............................       1,459,525
                                                                  -------------
                                                                     14,064,837
                                                                  -------------
           SEMICONDUCTORS - 3.78%
 16,410  * Altera Corp ........................................       1,277,929
 69,486  * Analog Devices Inc .................................       2,162,752
 35,000  * Atmel Corp .........................................       1,540,000
 31,788    Avnet Inc ..........................................       1,446,354
 22,368  * Cirrus Logic Inc ...................................       1,101,624
 28,641  * Cypress Semiconductor Corp .........................         927,252
 30,527    Linear Technology Corp .............................       1,869,779
 47,850  * LSI Logic Corp .....................................       3,217,913
 22,027  * Xilinx Inc .........................................       1,855,775
                                                                  -------------
                                                                     15,399,378
                                                                  -------------
           TELECOMMUNICATIONS - 1.95%
 43,864  * ADC Telecommunications Inc .........................       1,359,784
 34,942    Comsat Corp ........................................         681,369
 88,000  * Nextel Communications Inc
             Class A ..........................................       1,188,000
 17,370  * Octel Communications Corp ..........................         406,024
 37,840  * Vanguard Cellular System Inc
             Class A ..........................................         912,890
130,152  * Worldcom Inc .......................................       3,383,952
                                                                  -------------
                                                                      7,932,019
                                                                  -------------
           TEXTILE - PRODUCTS - 1.03%
 45,300  * Burlington Inds Inc ................................         486,975
108,910    Shaw Industries Inc ................................       1,728,946
 54,921    Unifi Inc ..........................................       1,338,699
 26,284    Wellman Inc ........................................         660,386
                                                                  -------------
                                                                      4,215,006
                                                                  -------------
           TOBACCO - 0.18%
 31,835    Universal Corp .....................................         740,164
                                                                  -------------
           TRUCKERS - 0.08%
 17,614    Arnold Industries Inc ..............................         308,245
                                                                  -------------
           UTILITIES - COMMUNICATION - 1.65%
 39,650    Century Telephone Enterprises Inc ..................       1,164,719
 72,746    Frontier Corp ......................................       1,654,972
 18,618    Lincoln Telecommunications Co ......................         290,906
 51,764    Southern New England Telecommunications Corp .......       1,740,565
 49,291    Telephone & Data Systems Inc .......................       1,860,735
                                                                  -------------
                                                                      6,711,897
                                                                  -------------
           UTILITIES - ELECTRIC - 11.28%
 53,136  * AES Corp ...........................................         929,880
 94,614    Allegheny Power System Inc .........................       2,353,523
 14,968    Atlanta Gas & Light Co .............................         512,654
 43,035    Atlantic Energy Inc N J ............................         817,665
  3,853    Black Hills Corp ...................................          83,321

 31,000  * California Energy Inc ..............................   $     496,000
  7,959    Central Louisiana Electric Co ......................         190,021
 30,416    Central Maine Power Co .............................         357,388
 67,264    CMS Energy Corp ....................................       1,622,744
 54,537    Delmarva Power & Light Co ..........................       1,097,557
 71,062    Florida Progress Corp ..............................       2,265,101
 15,866    Hawaiian Electric Industries Inc ...................         567,210
 20,623    Idaho Power Co .....................................         541,354
 59,100    Illinova Corp ......................................       1,462,725
 11,059    Indiana Energy Inc .................................         217,033
 16,418    Iowa Illinois Gas & Electric Co ....................         340,674
 33,876    Ipalco Enterprises .................................       1,109,439
 53,219    Kansas City Power & Light Co .......................       1,257,299
 22,971    LG & E Energy Corp .................................         913,097
 16,218    Minnesota Power & Light Co .........................         445,995
 51,557    Montana Power Co ...................................       1,179,366
 24,533    Nevada Power Co ....................................         512,126
 55,517    New England Electric System ........................       1,915,337
 56,621    New York State Electric & Gas Corp .................       1,316,438
 57,472    Nipsco Industries Inc ..............................       1,982,784
100,933    Northeast Utilities ................................       2,409,775
 38,146    Oklahoma Gas & Electric Co .........................       1,344,647
 63,523    Pinnacle West Capital Corp .........................       1,461,029
 30,891    Portland General Corp ..............................         702,770
114,064    Potomac Electric Power Co ..........................       2,324,054
 57,112    Public Service Co of Colorado ......................       1,870,418
 39,337  * Public Service Co of New Mexico ....................         560,552
 58,362    Puget Sound Power & Light Co .......................       1,335,031
 87,988    Scana Corp .........................................       1,957,733
 40,248    Southwestern Public Service Co .....................       1,162,161
 81,020    Teco Energy Inc ....................................       1,782,440
 32,788    Utilicorp United Inc ...............................         934,458
 24,224    Washington Gas Light Co ............................         469,340
 93,652    Wisconsin Energy Corp ..............................       2,692,495
 16,616    WPL Holdings Inc ...................................         481,864
                                                                  -------------
                                                                     45,975,498
                                                                  -------------
           UTILITIES - GAS, DISTRIBUTION - 0.95%
 30,905    Brooklyn Union Gas Co ..............................         780,351
 54,968    MCN Corp ................... .......................       1,030,650
 35,578    National Fuel Gas Co N J ... .......................       1,027,315
 28,982    Tosco Corp ................. .......................       1,028,861
                                                                  -------------
                                                                      3,867,177
                                                                  -------------
           TOTAL COMMON STOCKS
           (Cost $363,580,013).................................     402,281,301
                                                                  -------------

   PAR                                                                MARKET
  VALUE                                                                VALUE
----------                                                         ------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 1.14%

             CHEMICAL - MAJOR - 0.88%
$3,612,000   Dow Chemical Co, 6.125%
               due 06/01/95 ...................................       3,612,000
                                                                   ------------
             CONSUMER FINANCE - 0.26%
 1,050,000   Commercial Credit Co, 5.88%
               due 06/01/95 ...................................       1,050,000
                                                                   ------------
             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $4,662,000).................................    $  4,662,000
                                                                   ------------
             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.07%
             United States Treasury Bills:
$  200,000     5.735% due 06/22/95.............................         199,331
   100,000     5.35% due 06/15/95..............................          99,792
                                                                   ------------
                                                                        299,123
                                                                   ------------
             TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM
             (Cost $299,123)...................................         299,123
                                                                   ------------
             TOTAL INVESTMENTS
             (Cost $368,541,136) - 99.92% .....................     407,242,424
             Other assets and liabilities,
               net - 0.08% ....................................         314,226
                                                                   ------------
             NET ASSETS (equivalent
               to $15.68 per share on
               25,987,970 shares
               outstanding) - 100% ............................    $407,556,650
                                                                   ============
            *Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          APPRECIATION
---------                                                          ------------
             FUTURES CONTRACTS PURCHASED (1)
  40 (2)     (Delivery month/Value at 05/31/95)
             S&P MidCap 400 Index Futures
               (June/$190.10) .................................    $     26,850
                                                                   ============
             (1) U.S. Treasury Bills with a market value of
                 approximately $300,000 were maintained in a
                 segregated account with a portion placed as
                 collateral for futures contracts.
             (2) Per 500
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  25,987,970 shares outstanding................................    $    259,880
Additional paid in capital.....................................     351,343,855
Undistributed net realized gain on securities .................      17,066,190
Undistributed net investment income............................         158,587
Unrealized appreciation of:
  Investments..................................    $ 38,701,288
  Futures......................................          26,850      38,728,138
                                                   ------------    ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING .................................                    $407,556,650
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

MIDCAP INDEX FUND                                           FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends .....................................................................................................        $  7,606,499
Interest ......................................................................................................             539,581
                                                                                                                       ------------
    Total investment income ...................................................................................           8,146,080
                                                                                                                       ------------
EXPENSES:
Advisory fees .................................................................................................           1,314,837
Custodian and accounting services .............................................................................             191,536
Reports to shareholders .......................................................................................              53,054
Audit fees ....................................................................................................              30,987
Registration fees .............................................................................................               4,971
Directors' fees and expenses ..................................................................................              15,851
Miscellaneous .................................................................................................              36,901
                                                                                                                       ------------
    Total expenses ............................................................................................           1,648,137
                                                                                                                       ------------
NET INVESTMENT INCOME .........................................................................................           6,497,943
                                                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS)ON SECURITIES:
Net realized gain on:
    Investments .........................................................................          $ 16,709,615
    Futures contracts ...................................................................               575,615          17,285,230
                                                                                                   ------------
Net unrealized appreciation (depreciation) during the year:
    Investments .........................................................................            24,529,913
    Futures contracts ...................................................................               (88,225)         24,441,688
                                                                                                   ------------        ------------
      Net realized and unrealized gain on securities during the year ..........................................          41,726,918
                                                                                                                       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................        $ 48,224,861
                                                                                                                       ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                       1995                1994
                                                                                                  -------------       -------------
OPERATIONS:
Net investment income ......................................................................      $   6,497,943       $   4,627,192
Net realized gain on securities ............................................................         17,285,230          11,562,980
Net unrealized appreciation (depreciation) of securities during the year ...................         24,441,688          (9,757,693)
                                                                                                  -------------       -------------
    Increase in net assets resulting from operations .......................................         48,224,861           6,432,479
                                                                                                  =============       =============
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................................         (6,508,350)         (4,590,692)
Net realized gain on securities ............................................................        (11,552,354)         (2,344,559)
                                                                                                  -------------       -------------
    Decrease in net assets resulting from distributions to shareholders ....................        (18,060,704)         (6,935,251)
                                                                                                  =============       =============
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...........................................................         49,716,369         133,701,102
Proceeds from capital stock issued for distributions reinvested ............................         18,060,704           6,935,251
                                                                                                  -------------       -------------
                                                                                                     67,777,073         140,636,353
Cost of capital stock repurchased ..........................................................        (39,425,302)         (2,024,198)
                                                                                                  -------------       -------------
    Increase in net assets resulting from capital stock transactions .......................         28,351,771         138,612,155
                                                                                                  =============       =============
TOTAL INCREASE IN NET ASSETS ...............................................................         58,515,928         138,109,383

NET ASSETS:
Beginning of year ..........................................................................        349,040,722         210,931,339
                                                                                                  -------------       -------------
End of year (including undistributed net investment income of $158,587 and $51,973) ........      $ 407,556,650       $ 349,040,722
                                                                                                  =============       =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...............................................................          3,399,417           8,998,210
Shares issued for distributions reinvested .................................................          1,269,279             463,326
Shares of capital stock repurchased ........................................................         (2,681,672)           (133,285)
                                                                                                  -------------       -------------
    Increase in shares outstanding .........................................................          1,987,024           9,328,251
Shares outstanding:
    Beginning of year ......................................................................         24,000,946          14,672,695
                                                                                                  -------------       -------------
    End of year ............................................................................         25,987,970          24,000,946
                                                                                                  -------------       -------------

SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP INDEX FUND             MAY 31, 1995            STATEMENT OF NET ASSETS

 NUMBER                                                               MARKET
OF SHARES                                                              VALUE
---------                                                         -------------
           COMMON STOCKS - 98.27%
           ADVERTISING - 0.62%
  4,000  * Acxiom Corp ........................................   $      78,000
  5,025    Advo Inc ...........................................         106,781
  1,800  * American Business Information ......................          41,850
  2,600  * Catalina Marketing Corp ............................         115,375
  5,000  * Edisto Resources Corp ..............................          38,750
    600    Grey Advertising Inc ...............................         101,100
  8,800    True North Communications ..........................         173,800
  9,800  * Westwood One Inc ...................................         127,400
                                                                  -------------
                                                                        783,056
                                                                  -------------
           AEROSPACE/DEFENSE - 1.16%
  2,600  * Alliant Techsystems Inc ............................          95,225
  1,900  * Alpine Group Inc ...................................          10,213
  9,100    Aviall Inc .........................................          76,213
  6,200  * BE Aerospace Inc ...................................          51,150
    400    Cubic Corp .........................................           9,300
  6,900    Gencorp Inc ........................................          88,838
 13,900  * Geotek Industries Inc ..............................         109,463
  1,000  * Nortek Inc .........................................           9,625
  5,800    OEA Inc ............................................         176,175
  5,500  * Orbital Sciences Corp ..............................          97,625
  1,900  * Rohr Industries Inc ................................          23,513
  9,800  * SCI Systems Inc ....................................         203,350
  3,600  * Sequa Corp Class A .................................         108,000
    600  * Tech Sym Corp ......................................          15,450
  3,700    Teleflex Inc .......................................         153,088
  4,800    Thiokol Corp .......................................         150,600
  3,300  * Trimble Navigation Ltd .............................          78,375
    600  * Whittaker Corp .....................................          13,275
                                                                  -------------
                                                                      1,469,478
                                                                  -------------
           AIRLINES - 0.66%
  6,100  * Alaska Air Group Inc ...............................         101,413
 12,300  * America West Airlines Inc Class B ..................         118,388
  4,450    Comair Holdings Inc ................................         124,600
  6,500  * Continental Airlines Inc Class B ...................         108,875
  5,350    Expeditors International of
             Washington Inc ...................................         119,038
  5,100    Harper Group Inc ...................................          92,438
  9,700  * Mesa Airlines Inc ..................................          63,050
  1,200    Skywest Inc ........................................          18,450
  7,300    Tower Air Inc ......................................          52,013
  7,000  * UNC Inc ............................................          35,875
                                                                  -------------
                                                                        834,140
                                                                  -------------
           APPAREL & PRODUCTS - 1.31%
  1,800    Angelica Corp ......................................          46,350
  3,100  * Ashworth Inc .......................................          26,350
  7,100  * Authentic Fitness Corp .............................         110,938
  2,200    Blair Corp .........................................          70,950
  8,150    Cato Corp ..........................................          65,200
  5,800  * Chic by H I S Inc ..................................          62,350
  3,700    Claire's Stores Inc ................................          59,200
  3,200  * Cygne Designs Inc ..................................          18,000
  2,000  * Damark International Inc Class A ...................          12,750
  5,200  * Designs Inc ........................................          45,500
  7,100  * Dress Barn .........................................          65,675
  1,200    Fab Industries .....................................          38,100
  4,000  * Filenes Basement Corp ..............................          16,000
    200    Garan Inc ..........................................           3,450
  2,550  * Goodys Family Clothing Inc .........................          24,225
  8,200  * Gymboree Corp ......................................         199,875
  2,300    Haggar Corp ........................................          43,125
  2,700  * Hartmarx Corp ......................................          13,163
    400  * Johnson Worldwide Associates Inc ...................           8,600
    900    K Swiss Inc Class A ................................          11,700
  5,750    Kellwood Co ........................................          97,750
  2,600  * Mens Wearhouse Inc .................................          66,300
  1,700  * Merry Go Round Enterprises Inc .....................           1,488
  2,600  * Nautica Enterprises Inc ............................          78,000
  2,500  * One Price Clothing Stores Inc ......................          11,875
  6,100    Oshkosh B Gosh Inc Class A .........................          95,313
  3,700    Oxford Industries Inc ..............................          67,525
    450    Raven Industries Inc ...............................           9,000
  6,700    Ross Stores ........................................          71,188
  2,100    St. John Knits Inc .................................          81,375
  3,000  * Todays Man Inc .....................................          37,313
 13,500  * Tultex Corp ........................................          74,250
    600    Unifirst Corp ......................................           7,275
  2,400  * United Retail Group Inc ............................          16,800
                                                                  -------------
                                                                      1,656,953
                                                                  -------------
           APPLIANCES/FURNISHINGS - 1.08%
  2,100    Aaron Rents Inc Class A ............................          31,238
  5,650    Bassett Furniture Industries Inc ...................         152,550
  4,200    Crown Crafts Inc ...................................          73,500
  1,500    Falcon Products Inc ................................          18,750
    525    Flexsteel Industries Inc ...........................           5,381
 11,203  * General Host Corp ..................................          77,021
  4,856  * Griffon Corp .......................................          41,276
  5,000    Haverty Furniture Companies Inc ....................          51,875
 11,000    Hechinger Co Class A ...............................          83,188
  1,450  * Helen of Troy Corp .................................          28,275
  6,800    Herman Miller Inc ..................................         147,050
  6,000    Hunt Manufacturing Co ..............................          88,500
  2,200    La Z Boy Chair Co ..................................          57,200
  4,800  * Lechters Inc .......................................          70,800
  2,800    National Presto Industries Inc .....................         122,150
  2,500    Oneida Ltd .........................................          37,500
  5,000  * Rhodes Inc .........................................          43,125
  4,400    Rival Co ...........................................          70,400
    200  * Royal Appliance Manufacturing Co ...................             575
  5,200    Sun Television and Appliances Inc ..................          40,625
  4,900    Windmere Corp ......................................          42,263
 11,700  * Zenith Electronics Corp ............................          90,675
                                                                  -------------
                                                                      1,373,917
                                                                  -------------
           AUTO - CARS - 0.14%
  2,800  * Insurance Auto Auctions Inc ........................          79,450
  6,200  * Roadmaster Industries Inc ..........................          20,150
  2,949    Varlen Corp ........................................          76,674
                                                                  -------------
                                                                        176,274
                                                                  -------------
                                       60

           AUTO - ORIGINAL EQUIPMENT - 0.52%
  8,200    Allen Group Inc ....................................   $     191,675
  3,900    Arvin Inds Inc .....................................          89,213
  2,100    Carlisle Co Inc ....................................          81,375
  6,300    Donaldson Co Inc ...................................         158,288
  3,500    Excel Industries Inc ...............................          48,125
  4,800    Hayes Wheels International Inc .....................          86,400
                                                                  -------------
                                                                        655,076
                                                                  -------------
           AUTO - REPLACEMENT PARTS - 1.14%
  3,300    A O Smith Corp .....................................          77,550
  5,100  * APS Holding Corp Class A ...........................         132,600
  3,500  * Automotive Industries Holdings Inc
           Class A ............................................          90,125
  1,100  * Custom Chrome Inc ..................................          21,863
    575    Dart Group Corp Class A ............................          51,175
  1,200  * Discount Auto Parts Inc ............................          32,250
  4,600    Furon Co ...........................................         101,200
  2,200    Handy & Harman .....................................          33,550
  4,600  * Hi Lo Automotive Inc ...............................          40,825
    800  * Jason Inc ..........................................           7,700
  6,700    Kaydon Corp ........................................         184,250
  1,400  * Monro Muffler Brake Inc ............................          24,850
    858    Myers Industries Inc ...............................          13,192
  7,950    Simpson Industries Inc .............................          82,481
  6,400    SPX Corp ...........................................          84,000
  2,100    Standard Motor Products Inc ........................          41,475
  6,450    Standard Products Co Class A .......................         139,481
 11,200  * TBC Corp ...........................................         124,600
  3,300    Walbro Corp ........................................          66,000
  4,050    Wynns International Inc ............................          93,150
                                                                  -------------
                                                                      1,442,317
                                                                  -------------
           BANKS - NEW YORK CITY - 0.10%
  6,500    New York Bancorp Inc ...............................         130,000
                                                                  -------------
           BANKS - REGIONAL - 6.92%
  4,900    Amcore Financial Inc ...............................          85,750
  2,100    Anchor Bancorp Wisconsin Inc .......................          63,525
  3,135    Associated Banc Corp ...............................         117,563
    200    Bancfirst Corp .....................................           2,900
  4,300    Bancorpsouth Inc ...................................         164,475
    390    Bank of Granite Corp ...............................          10,628
  2,100    BSB Bancorp ........................................          61,950
    259    BT Financial Corp ..................................           7,835
  3,312    CCB Financial Corp .................................         136,620
  8,500    Centura Banks ......................................         219,938
  4,700    Chemical Financial Corp ............................         138,650
  3,000    Citizens Bancorp Inc Md ............................          88,875
    600    Citizens Banking Corp Mich .........................          16,500
 14,000    City National Corp .................................         155,750
  5,812    CNB Bancshares Inc .................................         171,454
  2,000    Cobancorp Inc ......................................          41,000
  5,549    Collective Bancorp Inc .............................         123,465
  2,700    Colonial BancGroup Inc .............................          68,175
  2,012    Commerce Bancorp Inc N J ...........................          35,713
  5,100  * Commercial Fed Corp ................................         149,175
  5,300    Community First Bankshares Inc .....................          81,488
  4,120    Cullen Frost Bankers Inc ...........................         162,740
  1,000  * Cyrk Inc ...........................................           8,625
  6,600    Deposit Guaranty Corp ..............................         242,550
  1,742    F & M National Corp ................................          27,654
  3,524    First American Financial Corp ......................          76,207
  1,350    First Citizens BancShares Inc ......................          64,800
    225    First Commerce BancShares Inc ......................           3,656
  8,156    First Commercial Corp ..............................         204,920
    200    First Financial Corp Ind ...........................           5,825
  6,900    First Financial Corp Wis ...........................         113,850
  7,857    First Michigan Bank Corp ...........................         192,500
  3,900    First Midwest Bancorp Inc ..........................          94,575
  6,300    First National Bancorp of Gainesville ..............         129,150
    315    First Western Bancorp Inc ..........................           8,820
    337    Firstbank of Illinois Co ...........................           9,015
  4,350    Firstfed Michigan Corp .............................         126,150
  2,100    Firstier Financial Inc .............................          72,450
  7,500    FirstMerit Corp ....................................         180,000
  3,087    Fort Wayne National Corp ...........................          87,208
  9,350    Fulton Financial Corp ..............................         170,638
  1,600    GBC Bancorp California .............................          19,200
  4,500    Great Financial Corp ...............................          78,188
    315    Harleysville National Corp PA ......................           7,875
  6,300    Hawkeye Bancorporation .............................         137,813
  1,900    Heritage Financial Services Inc ....................          33,725
  5,925    Hubco Inc ..........................................         101,466
  4,741  * Imperial Bancorp ...................................          90,079
  3,900    Jefferson Bankshares Inc ...........................          81,900
  1,500    Leader Financial Corp ..............................          40,500
  2,400    Liberty Bancorp Inc ................................          79,800
  9,600    Magna Group Inc ....................................         198,000
  4,400    Mark Twain Bancshares ..............................         137,500
  4,726    Mid America Inc ....................................          67,936
  1,825    National Bancorp of Alaska Inc .....................          91,250
  6,287    National Commerce Bancorporation ...................         158,747
  3,380    National Penn Bancshares Inc .......................          92,105
  6,100    North Fork Bancorporation Inc ......................         108,275
  3,012    North Side Savings Bank ............................          70,782
  3,860    Onbancorp Inc ......................................         102,773
  6,574    One Valley Bancorp of West Virginia ................         200,507
    210    Peoples First Corp .................................           3,780
    600    Pikeville National Corp ............................          12,150
 12,300  * Premier Bancorp Inc ................................         212,175
  2,775    Provident Bancorp Inc ..............................          92,963
  9,800  * Riggs National Corp Washington DC ..................          91,875
  2,625    River Forest Bancorp ...............................         100,406
  7,818    Roosevelt Financial Group ..........................         134,861
  3,900    SF Fed Corp ........................................          78,488
    315    Shoreline Financial Corp ...........................           5,552
  5,300    St Paul Bancorp Inc ................................         117,263
 10,725    Summit Bancorp .....................................         221,203
    875    Susquehanna Bancshares Inc .........................          20,344
  3,508    TCF Financial Corp .................................         163,122
  8,200    The Trust Company of New Jersey ....................         103,525
  2,000    Trans Financial Bancorp Inc ........................          29,500

                                       61

  2,860    Trustcompany Bancorporation ........................   $      57,915
  9,650    Trustmark Corp .....................................         167,669
  2,090    UMB Financial Corp .................................          65,835
 10,124    Union Planters Corp ................................         268,286
  2,225    United Carolina Bancshares .........................          67,863
     75    United Counties Bancorporation .....................          11,288
  3,300    US Trust Corp ......................................         228,938
  8,000  * UST Corp ...........................................         100,000
  1,400    Victoria Bankshares Inc ............................          35,700
  4,100    Westamercia Bankshares Inc .........................         145,550
    661    Westcorp Inc .......................................           8,593
  6,200    Whitney Holding Corp ...............................         159,650
  5,200    Zions Bancorporation ...............................         235,300
                                                                  -------------
                                                                      8,760,977
                                                                  -------------
           BEVERAGE - SOFT DRINKS - 0.07%
  2,800    Coca Cola Co .......................................          89,950
                                                                  -------------
           BROADCASTING - 1.22%
  3,100  * Adelphia Communications Corp
             Class A ..........................................          31,000
  5,100  * American Mobile Satellite Corp .....................         119,850
  5,800  * American Telecasting Inc ...........................          81,200
  4,800  * Antec Corp .........................................          99,600
  7,200  * Citicasters Inc ....................................         169,200
  3,400  * Clear Channel Communications Inc ...................         191,675
  3,100  * Cyrix Corp .........................................          79,825
 17,300  * DMX Inc ............................................          36,763
  3,300  * Heritage Media Corp Class A ........................          91,575
  2,800  * International Family Entertainment
             Class B ..........................................          45,850
    400  * N T N Communications Inc ...........................           1,950
  2,900  * Peoples Choice TV Corp .............................          70,144
  4,400  * Renaissance Communication Corp .....................         148,500
  6,500    TCA Cable TV Inc ...................................         165,750
  7,300  * United International Holdings Inc
             Class A ..........................................         113,150
    100    United Television Inc ..............................           6,638
  6,500  * Westcott Communications Inc ........................          97,500
                                                                  -------------
                                                                      1,550,170
                                                                  -------------
           BUILDING MATERIALS - 1.05%
  3,100  * ABT Bldg Prods Corp ................................          51,925
    800    Ameron Inc .........................................          27,800
    100    Apogee Enterprises Inc .............................           1,706
  1,600    Butler Manufacturing Co ............................          64,800
  5,300    CalMat Co ..........................................         106,663
  2,600  * Centex Construction
             Productions Inc ..................................          33,150
  2,100  * Elcor Corp .........................................          40,688
 10,400    Fastenal Co ........................................         296,244
  4,750  * Fedders Corp Class A ...............................          27,313
  9,500  * Fedders USA Inc ....................................          64,125
  2,100    Florida Rock Industries Inc ........................          60,113
  5,000    Interface Inc Class A ..............................          70,000
  3,600    Lone Star Industries Inc ...........................          75,600
  4,200    Medusa Corp ........................................         100,800
 13,800  * Payless Cashways Inc ...............................         100,050
  1,000    Puerto Rican Cement Co Inc .........................          30,625
  3,500  * Southdown Inc ......................................          63,438
  6,800  * Triangle Pac Corp ..................................         109,650
    600    Wolohan Lumber Co ..................................           8,175
                                                                  -------------
                                                                      1,332,865
                                                                  -------------
           CHEMICAL - MAJOR - 0.14%
  3,800    Chemed Corp ........................................         128,725
  1,800  * Synetic Inc ........................................          43,200
                                                                  -------------
                                                                        171,925
                                                                  -------------
           CHEMICAL - MISCELLANEOUS - 1.68%
  2,800  * American Pacific Corp ..............................          14,350
  3,600  * Cytec Inds Inc .....................................         132,750
  4,200    Dexter Corp ........................................          99,225
  5,900    Fisher Scientific International Inc ................         192,488
  7,500  * Foamex International Inc ...........................          56,250
  6,100    Grow Group Co ......................................         134,200
  5,300    H B Fuller Co ......................................         198,750
 10,700    Lawter International Inc ...........................         143,113
  2,500  * Learning Co ........................................          74,688
    500    Learonal Inc .......................................          10,063
  2,000    Lesco Inc ..........................................          33,500
  4,700  * McWhorter Technologies Inc .........................          71,675
  4,900    Minerals Technologies Inc ..........................         161,700
  7,000  * Mycogen Corp .......................................          58,625
  1,400    NCH Corp ...........................................          83,300
  7,300  * NL Industries Inc ..................................         114,063
  2,600    O'Sullivan Corp ....................................          29,575
  7,500  * O'Sullivan Industries ..............................          59,063
    375    Penwest Ltd ........................................           8,156
    925    Petrolite Corp .....................................          26,998
  1,700    Quaker Chemical ....................................          27,200
 11,500  * Sterling Chemicals Inc .............................         122,188
  1,500  * Sybron Chems Inc ...................................          22,125
 10,800    Terra Industries Inc ...............................         108,000
    375    Tuscarora Inc ......................................           7,313
    600    Univar Corp ........................................           7,200
  2,450    VWR Corp ...........................................          28,788
  2,000    WD 40 Co ...........................................          86,000
    250    W H Brady Co Class A ...............................          15,688
                                                                  -------------
                                                                      2,127,034
                                                                  -------------
           COAL - 0.30%
  1,900  * Addington Resources Inc ............................          24,700
  1,800    Ashland Coal Inc ...................................          48,150
  3,600    Eastern Enterprises ................................         108,000
  2,200    NACCO Industries Inc Class A .......................         132,000
    850    Penn Virginia Corp .................................          27,200
  3,500    Pittston Minerals Group ............................          38,500
                                                                  -------------
                                                                        378,550
                                                                  -------------
                                       62
           CONGLOMERATES - 0.20%
    500  * Maxxam Inc .........................................   $      16,563
  2,300  * PEC Israel Economic Group ..........................          55,775
  4,200    PHH Corp ...........................................         176,400
                                                                  -------------
                                                                        248,738
                                                                  -------------
           CONSUMER FINANCE - 0.31%
  6,100  * Americredit Corp ...................................          54,138
  2,500  * Autofinance Group Inc ..............................          39,063
  3,700    Eaton Vance Corp ...................................         122,100
  1,120  * Fleet Financial ....................................           5,740
  6,100    SEI Corp ...........................................         117,425
  1,600  * World Acceptance Corp ..............................          48,800
                                                                  -------------
                                                                        387,266
                                                                  -------------
           CONTAINERS - METAL/GLASS - 0.44%
  2,200  * Alltrista Corp .....................................          47,850
  5,800    Aptargroup Inc .....................................         176,900
  2,800    Clarcor Inc ........................................          57,400
    600  * CSS Industries Inc .................................           9,600
  4,400    Greif Brothers Corp Class A ........................         106,150
    425    Liqui Box Corp .....................................          13,494
  9,900  * Omega Environmental Inc ............................          37,125
  5,700  * U S Can Corp .......................................         112,575
                                                                  -------------
                                                                        561,094
                                                                  -------------
           CONTAINERS - PAPER - 0.57%
  5,800    Chesapeake Corp ....................................         165,300
 12,600  * Gaylord Container Corp Class A .....................         118,125
  6,800    Rock Tenn Co Class A ...............................         105,400
  6,300  * Sealed Air Corp ....................................         281,138
  3,600  * Shorewood Packaging Corp ...........................          56,700
                                                                  -------------
                                                                        726,663
                                                                  -------------
           COSMETICS/TOILETRIES - 0.41%
  3,700    Alberto Culver Co Class B ..........................         119,325
  3,300    Helene Curtis Industries Inc .......................         108,900
  3,600  * Inbrand Corp .......................................          56,250
  4,900  * Jean Phillippe Fragrances Inc ......................          49,000
  5,921    Maybelline Inc .....................................         119,160
  9,100  * Playtex Products Inc ...............................          70,525
                                                                  -------------
                                                                        523,160
                                                                  -------------
           DRUGS - 2.23%
  3,500    A L Pharma Inc Class A .............................          64,750
  3,600  * Agouron Pharmaceuticals Inc ........................          74,700
  9,100  * Alliance Pharmaceuticals Corp ......................          60,288
  2,700  * Alpha Beta Technology Inc ..........................          16,875
  1,900  * Amylin Pharmaceuticals Inc .........................          14,250
  1,000  * Aphton Corp ........................................           9,750
  5,400  * Athena Neurosciences Inc ...........................          41,850
 10,930    Bergen Brunswig Corp Class A .......................         251,390
  5,300    Bindley Western Inds Inc ...........................          82,150
  1,400    Biocraft Laboratories Inc ..........................          25,900
  1,500  * Cellpro Inc ........................................          15,375
 14,000  * Centocor Inc .......................................         189,875
  4,100  * Cephalon Inc .......................................          40,231
  4,300  * Circa Pharmaceuticals Inc ..........................         127,388
  2,800  * Columbia Laboratories Inc ..........................          19,250
  2,698  * Copley Pharmaceuticals Inc .........................          44,517
  3,200  * Cygnus Therapeutic Systems .........................          26,000
  8,400  * Cytrx Corp .........................................          15,225
  5,800  * Diagnostek Inc .....................................         101,500
  3,400  * Genetic Therapy Inc ................................          40,375
  7,100  * Gensia Inc .........................................          21,300
  2,000  * Genta Inc ..........................................           5,250
  5,000  * Gilead Sciences Inc ................................          81,250
  6,993    ICN Pharmaceuticals Inc ............................         118,873
  5,900  * ICOS Corp ..........................................          30,238
  5,500  * Idexx Laboratories .................................         247,500
  3,400  * Immulogic Pharmaceutical Corp ......................          25,394
  2,200  * Immune Response Corp ...............................           6,875
  6,200  * Immunex Corp .......................................          80,600
  4,100  * Interneuron Pharmaceuticals Corp ...................          33,313
  4,500    Life Technologies Inc ..............................          92,250
  3,458  * Ligand Pharmaceuticals Inc .........................          20,316
  4,200  * Marsam Pharmaceuticals Inc .........................          80,325
  1,600  * Medco Research Inc .................................          21,400
  2,420    Natures Sunshine Products Inc ......................          34,183
  2,700  * NBTY Inc ...........................................          15,863
  5,500  * Noven Pharmaceuticals Inc ..........................          46,750
  2,200  * Pharmaceutical Research Inc ........................          23,100
  3,400  * Procyte Corp .......................................           7,650
  3,800  * Pure Pac ...........................................          37,050
  7,000  * Regeneron Pharmaceuticals Inc ......................          42,875
  2,700  * Roberts Pharmaceutical Corp ........................          52,313
  6,300  * Sepracor Inc .......................................          75,600
  7,300  * Shaman Pharmaceuticals Inc .........................          25,550
  4,100  * Somatogen Inc ......................................          48,688
  5,400  * Syncor International Corp ..........................          48,600
  5,700  * Systemed Inc .......................................          39,900
    800  * Systemix Inc .......................................          11,000
  2,900  * Vertex Pharmaceuticals Inc .........................          45,675
  3,700  * Watson Pharmaceuticals Inc .........................         135,975
                                                                  -------------
                                                                      2,817,295
                                                                  -------------
           ELECTRICAL EQUIPMENT - 2.14%
  3,400  * American Superconductor Corp .......................          51,850
  7,200    Ametek Inc .........................................         124,200
  3,400  * Applied Innovation Inc .............................         138,550
  2,900  * Audiovox Corp Class A ..............................          15,406
  4,150  * Banctec Inc ........................................          63,806
  8,100    Belden Inc .........................................         191,363
  3,650  * C Cor Electronics ..................................          92,163
  4,200  * C Cube Microsystems Inc ............................         107,100
  4,800  * Cable Design Technologies Corp .....................          94,800
  4,500  * California Microwave Inc ...........................         141,750
  6,500  * Cerplex Group Inc ..................................          50,375
    400  * Cherry Corp Class B ................................           5,700
  2,800  * Digital Microwave Corp .............................          34,650
    750  * Electro Rent Corp ..................................          16,500
  3,500  * Encore Wire Corp ...................................          49,000
  2,378  * Executive Telecard Ltd .............................           8,918

                                       63

  2,300  * Exide Electronics Group ............................   $      40,825
  4,000  * Holophone Corp .....................................          83,000
    600  * Hutchinson Technology Inc ..........................          20,025
  2,700  * Integrated Circuit Systems Inc .....................          34,088
  3,050    Joslyn Manufacturing Co ............................          79,300
  5,100    Juno Lighting Inc ..................................          89,888
  5,100  * Kemet Corp .........................................         244,800
    750  * Kent Electronics Corp ..............................          23,063
  3,800  * Kopin Corp .........................................          39,900
    500    Kuhlman Corp .......................................           6,063
  2,800  * Lamson & Sessions Co ...............................          16,450
  9,100  * Microchip Technology Inc ...........................         270,725
  7,600  * Micropolis Corp ....................................          45,125
  3,500  * Netframe Systems Inc ...............................          18,594
  3,100  * Smith Corona Corp ..................................           4,650
 11,000  * Spectrum Information ...............................           1,719
  5,200    Standex International Corp .........................         158,600
    900    Thomas Industries Inc ..............................          14,513
  4,600  * Vicor Corp .........................................         181,700
  5,100    Woodhead Industries ................................          72,356
  3,800    X Rite Inc .........................................          72,200
                                                                  -------------
                                                                      2,703,715
                                                                  -------------
           ELECTRONIC INSTRUMENTS - 3.89%
  1,550    Analogic Corp ......................................          27,319
  8,600  * Applied Magnetics Corp .............................          49,450
  5,900    Augat Inc ..........................................         120,950
  1,949  * Bell Industries ....................................          37,271
  5,300  * Cognex Corp ........................................         176,225
  5,000    Core Industries Inc ................................          51,875
  1,400    CTS Corp ...........................................          45,150
    700    Daniel Industries Inc ..............................          10,763
  2,600  * Dial Page Inc ......................................          35,100
  2,000  * Dionex Corp ........................................          84,000
  7,000  * Dynatech Corp ......................................         126,000
  4,000  * Evans & Sutherland Computer Co .....................          54,000
  4,600  * Exabyte Corp .......................................          62,675
  3,700  * Exar Corp ..........................................          98,050
    203  * Ferrofluidics Corp .................................           1,573
  2,200    Fluke Corp .........................................          92,125
  3,700  * Gentex Corp ........................................          67,525
  7,800    Gerber Scientific Inc ..............................         126,750
  3,000    Harman International Industries Inc ................         108,375
  9,600  * Interdigital Comm Corp .............................          63,000
 15,600  * Intergraph Corp ....................................         210,600
  6,650  * Lattice Semiconductor Corp .........................         206,981
  9,700  * Lo Jack Corp .......................................          88,513
  6,100  * Magnetek Inc .......................................          92,263
  3,400  * Marshall Industries ................................          91,800
  6,300    Methode Electronics Inc Class A ....................         124,425
  2,800    Moorco International Inc ...........................          64,050
  2,500    Nashua Corp ........................................          48,125
  6,300    National Computer Systems Inc ......................         119,700
  2,400    Park Electrochemical Corp ..........................          83,400
  3,000  * Performance Food Group Co ..........................          57,000
  6,225    Pioneer Standard Electronic Inc ....................         142,397
 11,300  * Read Rite Corp .....................................         254,956
  7,300  * Recognition International Inc ......................          62,963
  4,800  * Standard Microsystems Corp .........................          83,400
  7,500  * Symbol Technologies Inc ............................         253,125
  6,200    Telxon Corp ........................................         110,050
  3,500  * Tencor Instruments .................................         235,375
  3,300    Texas Industries Inc ...............................         124,163
  1,500  * Three-Five Systems Inc .............................          44,250
  6,200  * 3Do Co .............................................          71,300
  5,400  * Verifone Inc .......................................         116,775
  3,100    Watkins Johnson Co .................................         138,725
 11,300  * Western Digital Corp ...............................         199,163
  4,200    Wyle Laboratories ..................................         110,250
  8,200    Zero Corp ..........................................         113,775
  6,050  * Zilog Inc ..........................................         232,169
                                                                  -------------
                                                                      4,917,869
                                                                  -------------
           ENTERTAINMENT - 0.96%
  5,600    American Classic Voyager Co ........................          51,100
  4,400  * Argosy Gaming Corp .................................          57,750
  6,900  * Autotote Corp Class A ..............................          26,738
 15,800  * Aztar Corp .........................................         148,125
  2,200  * BET Holdings Inc Class A ...........................          37,950
  1,000  * Boomtown Inc .......................................          11,125
  1,100  * Carmike Cinemas Inc ................................          26,263
  6,900  * Discovery Zone Inc .................................          63,825
  2,800  * GC Cos Inc .........................................          94,500
  6,700  * Grand Casinos Inc ..................................         213,563
  2,100  * Hollywood Entertainment Corp .......................          75,075
  5,900  * Image Entertainment Inc ............................          42,775
  7,800  * Lady Luck Gaming Corp ..............................          14,625
  6,700  * Musicland Stores Corp ..............................          65,325
  2,100  * Recoton Corp .......................................          34,388
  3,000  * Sodak Gaming Inc ...................................          41,250
  6,100  * Spelling Entertainment Group Inc ...................          67,100
  4,500  * Sports & Recreation Inc ............................          51,750
  6,400  * Starsight Telecast Inc .............................          33,600
  8,200  * Tyco Toys Inc ......................................          55,350
                                                                  -------------
                                                                      1,212,177
                                                                  -------------
           FERTILIZERS - 0.49%
  4,200    Delta & Pine Land Co ...............................         105,525
 10,600  * Ecogen Inc .........................................          21,863
  5,600    First Mississippi Corp .............................         129,500
  2,200  * Great American Management &
             Investment Inc ...................................          73,700
  7,100  * Indresco Inc .......................................          96,738
  4,800    Vigoro Corp ........................................         187,200
                                                                  -------------
                                                                        614,526
                                                                  -------------
           FINANCE COMPANIES - 0.63%
  3,200  * Credit Acceptance Corp .............................          65,600
  6,600    FINOVA Group Inc ...................................         243,375
  6,100    Foothill Group Inc Class A .........................         150,975
  1,980  * Imperial Credit Industries Inc .....................          22,523
  8,600    Keystone Financial Inc .............................         240,800

                                       64

  9,700  * Lomas Financial Corp ...............................   $      13,338
    900    Money Store Inc ....................................          27,788
  2,000    PMC Capital Inc ....................................          23,000
  5,500  * Search Cap Group Inc ...............................           9,625
                                                                  -------------
                                                                        797,024
                                                                  -------------
           FOODS - 1.16%
  2,000  * Ben & Jerrys Homemade Inc ..........................          28,000
    350    Bridgford Foods Corp ...............................           4,288
  5,300    Dreyers Grand Ice Cream Inc ........................         168,275
 11,800    Flowers Inds Inc ...................................         203,550
  5,850    Hudson Foods Inc Class A ...........................          80,438
  7,500    International Multifoods Corp ......................         158,438
  8,600    Interstate Bakeries Corp ...........................         125,775
  6,300    J M Smucker Co Class A .............................         142,538
  5,200    Lance Inc ..........................................          92,300
  6,600    Michaels Foods Inc .................................          80,025
  6,700  * Morningstar Group Inc ..............................          49,413
  8,000  * Ralcorp Holdings Inc ...............................         176,000
  2,250    Thorn Apple Valley inc .............................          46,406
  1,545    Tootsie Roll Inds Inc ..............................         100,039
  1,300  * Wholesome & Hearty Foods Inc .......................          15,925
                                                                  -------------
                                                                      1,471,410
                                                                  -------------
           FOOTWEAR - 0.42%
  6,300    Brown Group Inc ....................................         137,813
  3,366  * Converse Inc .......................................          22,721
  4,600    Edison Brothers Stores Inc .........................          60,375
  1,683  * Florsheim Shoe Co ..................................           8,205
  4,400    J Baker Inc ........................................          57,750
  6,200    Justin Industries Inc ..............................          62,775
 10,700  * LA Gear Inc ........................................          32,100
  2,000  * Timberland Co Class A ..............................          44,500
  4,950    Wolverine World Wide Inc ...........................         100,856
                                                                  -------------
                                                                        527,095
                                                                  -------------
           FREIGHT - 0.60%
  5,000    Air Express International Corp .....................         112,500
  7,800    American President Co Ltd ..........................         189,150
    800  * Fritz Companies Inc ................................          42,200
  1,800  * Greyhound Lines Inc ................................           6,075
  4,700  * Hornbeck Offshore Services .........................          72,850
    400    International Shipholding Corp .....................           8,100
  5,500  * Interpool Inc ......................................          79,063
  5,050    Intertrans Corp ....................................          97,844
  6,000  * Kirby Corp .........................................          84,000
  8,300  * OMI Corp ...........................................          44,613
    800  * Seacor Holdings Inc ................................          18,700
                                                                  -------------
                                                                        755,095
                                                                  -------------
           GOLD MINING - 0.32%
 19,800  * Amax Gold Inc ......................................         106,425
  6,600    Coeur D'Alene Mines Corp ...........................         128,700
  1,600  * Firstmiss Gold Inc .................................          22,600
  2,600    FMC Gold Co ........................................          10,400
 65,500  * Sunshine Mining Co .................................         139,188
                                                                  -------------
                                                                        407,313
                                                                  -------------
           HARDWARE & TOOLS - 0.13%
  2,100    Brenco Inc .........................................          26,775
  2,500  * Forschner Group Inc ................................          25,000
  4,000    Lawson Products Inc ................................         109,000
                                                                  -------------
                                                                        160,775
                                                                  -------------
           HEALTHCARE - 3.41%
  4,136  * Abbey Healthcare Group Inc .........................         148,379
 11,700  * Advanced Tissue Sciences Inc .......................          73,125
  2,200  * American Medical Response ..........................          54,725
  3,200  * Arbor Health Care Co ...............................          60,800
  3,038  * Benson Eyecare Corp ................................          31,140
  2,100    Block Drug Inc Class A .............................          75,075
  4,100    Collagen Corp ......................................          70,725
  6,500  * Continental Medical Systems Inc ....................          60,938
  5,100  * Cytogen Corp .......................................          18,806
  4,200  * Employee Benefit Plans Inc .........................          56,175
  4,160    FHP International Corp .............................          95,420
  4,300  * Genesis Health Ventures Inc ........................         127,388
  4,300  * Grancare Inc .......................................          68,263
  4,500  * Healthcare Services Group Inc ......................          51,750
  6,900  * Hillhaven Corp .....................................         197,513
  4,000  * Homedco Group Inc ..................................         208,000
  6,700  * Horizon Healthcare Corp ............................         122,275
  4,700    Integrated Health Services Inc .....................         156,863
  4,700    Invacare Corp ......................................         189,175
  1,200    Kinetic Concepts Inc ...............................           8,400
  5,300  * Lincare Holdings Inc ...............................         141,113
  4,100  * Living Centers of America Inc ......................         127,100
  7,200  * Mariner Health Group Inc ...........................         104,400
  4,500  * Maxicare Health Plans Inc ..........................          69,188
  2,600    Mentor Corp ........................................          59,231
  3,500  * Multicare Cos Inc ..................................          65,188
  3,100    Omnicare Inc .......................................         147,250
  4,150  * Pacific Physician Services Inc .....................          68,994
  4,850  * Patterson Dental Co ................................         109,125
  5,900  * Phycor Inc .........................................         177,738
  1,800  * Physicians Health Care Ltd Class A .................          56,813
  5,000  * Quantum Health Resources Inc .......................          96,250
  4,300  * Regency Health Services Inc ........................          47,300
    100  * Renal Treatment Centers Inc ........................           2,163
    800  * Respironics Inc ....................................          10,400
  1,700  * Response Technologies Inc ..........................           3,931
  2,800  * Rotech Medical Corp ................................          76,300
  3,500  * Rural/Metro Corp ...................................          61,250
  2,800  * Sierra Health Services Inc .........................          75,250
  5,000  * Spacelabs Inc ......................................         120,000
  3,000  * Steris Corp ........................................         127,500
  2,000  * Summit Care Corp ...................................          38,500
  5,488  * Sun Healthcare Group Inc ...........................          91,238
  3,400  * Sunrise Medical Inc ................................         113,900
  3,850  * Technol Medical Products Inc .......................          72,669
  5,000  * Universal Health Services Inc
             Class B ..........................................         138,125
  4,900  * Visx Inc ...........................................          61,250
  2,300    Vital Signs Inc ....................................          35,938
  4,950  * Vivra Inc ..........................................         139,838
                                                                  -------------
                                                                      4,312,877
                                                                  -------------
                                       65

           HEAVY DUTY TRUCKS/PARTS - 0.22%
    800    Cascade Corp .......................................   $      13,500
  2,800  * Detroit Diesel Corp ................................          61,600
  1,700    Osh Kosh Truck Corp Class B ........................          20,825
    550  * Raymond Corp .......................................          11,550
  4,450  * Spartan Motor Inc ..................................          40,050
  4,450    Wabash National Corp ...............................         134,613
                                                                  -------------
                                                                        282,138
                                                                  -------------
           HOME BUILDERS - 0.71%
  3,100    Continental Homes Holdings Corp ....................          47,275
  5,230  * D R Horton Inc .....................................          60,143
  4,050  * Hovnanian Enterprises Inc Class A ..................          24,047
    350  * Hovnanian Enterprises Inc Class B ..................           2,078
  4,900    Pulte Corp .........................................         134,138
  4,000  * Redman Industries ..................................          80,000
  4,200    Ryland Group Inc ...................................          66,675
  3,600  * Schuler Homes Inc ..................................          41,400
 10,200    Standard Pacific Corp ..............................          71,400
  7,300  * Toll Bros Inc ......................................         114,063
  5,170  * US Home Corp .......................................         113,094
  6,400    Webb Del Corp ......................................         139,200
                                                                  -------------
                                                                        893,513
                                                                  -------------
           HOSPITAL MANAGEMENT - 1.38%
  2,300  * Advantage Health Corp ..............................          64,400
  6,500  * Charter Medical Corp ...............................         111,313
  4,050  * Community Health Systems Inc .......................         142,763
  9,700  * Community Psychiatrics Centers .....................         120,038
  6,900  * Coventry Corp ......................................         142,313
  3,600  * Health Management Association ......................          62,550
  3,900  * Health Management Systems Inc ......................         102,863
  2,900  * Healthwise America Inc .............................          84,825
  4,100  * Medaphis Corp ......................................         247,025
 19,500  * Primedex Health System Inc .........................          12,188
  6,300    Shared Medical Systems .............................         210,263
  6,900    Surgical Care Affiliates Inc .......................         141,450
 13,300  * Unilab Corp ........................................          66,500
  7,428  * Vencor Inc .........................................         234,911
                                                                  -------------
                                                                      1,743,402
                                                                  -------------
            HOSPITAL SUPPLIES - 1.56%
  9,400  * Acuson Corp ........................................         103,400
  1,400  * Advanced Technology Labs Inc .......................          22,575
  1,400    Arrow International Inc ............................          54,075
 10,800    Ballard Medical Products ...........................         125,550
 10,200  * Bio Technology General Corp ........................          40,163
  4,600  * Coherent Inc .......................................         112,700
  2,500  * Datascope Inc ......................................          40,625
  4,500    Diagnostic Products Corp ...........................         181,688
  3,600  * Gulf South Medical Supply Inc ......................          74,700
  7,300  * Healthdyne Inc .....................................          34,675
  4,750  * Healthdyne Technologies Inc ........................          51,658
    700  * Immunomedics Inc ...................................           1,750
  5,100  * Isis Pharmaceuticals Inc ...........................          58,650
    600    Landauer Inc .......................................          10,875
  1,600  * Maxxim Medical Inc .................................          22,200
  5,700  * Nellcor Inc ........................................         247,950
  4,200  * Oncor Inc ..........................................          18,638
 10,950    Owens & Minor Inc ..................................         142,350
  3,700  * Perseptive Biosystems Inc ..........................          30,525
  2,700  * Pharmaceutical Marketing Services ..................          21,938
  4,800    Puritan Bennett Corp ...............................         175,800
  7,600  * Ribi Immunochem Research Inc .......................          34,200
  1,800  * Sullivan Dental Products Inc .......................          22,050
  4,300  * Summitt Technology Inc .............................         133,300
  2,200  * Target Therapeutics Inc ............................          80,850
  1,800  * Techne Corp ........................................          24,300
  3,800    West Co Inc ........................................         106,875
                                                                  -------------
                                                                      1,974,060
                                                                  -------------
           HOUSEHOLD PRODUCTS - 0.71%
  4,500    Armor All Products Corp ............................          84,375
  1,800  * Duracraft ..........................................          56,475
  3,000    Ekco Group Inc .....................................          18,000
  1,125    Fays Inc ...........................................           8,156
  6,600  * First Alert Inc ....................................          94,050
  4,400    Libbey Inc .........................................          84,700
  2,912    Midwest Grain Products Inc .........................          53,144
  4,225    Oil Dri Corp of America ............................          65,488
  2,700    Pittway Corp Class A ...............................         120,825
  3,250    Rykoff Sexton Inc ..................................          58,906
  7,600    Stanhome Inc .......................................         240,350
    800  * Syratech Corp ......................................          13,900
                                                                  -------------
                                                                        898,369
                                                                  -------------
           INFORMATION PROCESSING - 8.39%
  7,733    Adac Laboratories ..................................          78,297
  3,400  * Alantec Corp .......................................         113,900
  7,400  * America Online Inc .................................         263,625
  8,725  * American Management
             Systems Inc ......................................         196,313
 10,000  * American Software Inc Class A ......................          38,750
  7,000  * Anacomp Inc ........................................           5,688
  2,400    Analysts International Corp ........................          64,200
  3,300  * Artisoft Inc .......................................          28,875
  7,100  * AST Research Inc ...................................         131,350
  1,900  * Atria Software Inc .................................          83,125
  8,100  * Auspex Systems Inc .................................          75,938
  5,200  * Banyan Systems Inc .................................          85,800
  5,800  * Bisys Group Inc ....................................         110,200
  7,300  * Black Box Corp .....................................         113,150
  5,300  * Bolt Beranek & Newman Inc ..........................          88,775
  3,100  * Boole & Babbage Inc ................................          94,938
 10,900  * Borland International Inc ..........................         136,250
  6,900  * Boston Technology Inc ..............................         112,988
  4,100  * Broderbund Software Inc ............................         184,500
    400  * Business Records Corporation
             Holding Co .......................................          14,000
 10,600  * Cadence Design Systems Inc .........................         315,350
  2,000  * Cerner Corp ........................................         114,000
  1,400  * Clinicom Inc .......................................          23,450
    800  * CompUSA Inc ........................................          21,000

                                       66

  7,000  * Computer Network Technology Corp ...................   $      70,875
  6,300  * Computer Vision ....................................          35,438
  7,700  * Comverse Technology Inc ............................         115,019
  9,075  * Concord EFS Inc ....................................         188,306
  6,700  * Continuum Co Inc ...................................         207,700
  7,300  * Control Data Systems Inc ...........................          74,825
  8,300  * Copytele Inc .......................................          56,025
  8,200  * Cray Research Inc ..................................         187,575
 13,000  * Data General Corp ..................................         104,000
  4,000  * Dialogic Corp ......................................          99,000
  3,800  * DSP Group Inc ......................................          78,850
  7,100  * Egghead Inc ........................................          72,775
  3,600  * Electronic For Imaging Inc .........................         165,150
  4,800  * Envoy Corp .........................................         105,600
  3,000  * FileNet Corp .......................................          94,875
  4,500  * Frame Technology Corp ..............................         110,250
  3,600  * FTP Software Inc ...................................          76,950
  4,800  * General Datacommunications
             Industries Inc ...................................          48,600
  2,950    Gilbert Associates Inc Class A .....................          37,613
  3,200  * Gupta Corp .........................................          29,600
  1,800    Henry Jack & Associates Inc ........................          20,250
  6,100  * Hogan Systems Inc ..................................          51,088
  1,400  * Hyperion Software Corp .............................          51,975
  8,100  * IMO Industries Inc .................................          64,800
  3,800  * In Focus Systems Inc ...............................          92,150
  4,100  * Input Output Inc ...................................         139,400
  6,100  * Interleaf Inc ......................................          37,363
  6,000  * Intersolv Inc ......................................          98,250
  3,100  * Intuit Inc .........................................         196,075
  5,400  * Keane Inc ..........................................         130,275
  6,200  * Komag Inc ..........................................         240,250
  3,900  * Landmark Graphics Corp .............................          92,138
  3,100    Logicon Inc ........................................         118,963
  2,200    MacNeal-Schwendler Corp ............................          30,250
  3,100  * Macromedia Inc .....................................         107,725
  3,000  * Mapinfo Corp .......................................         105,750
  4,400  * Marcam Corp ........................................          69,575
 18,300  * MaxTor Corp ........................................         100,650
  3,400    Measurex Corp ......................................          89,250
    200  * Medic Computer Systems Inc .........................           7,650
 16,500  * Mentor Graphics Corp ...............................         280,500
  5,600  * Merisel Inc ........................................          35,700
  4,999  * Micom Communications ...............................          30,619
    300  * Micros Systems Inc .................................           8,888
  1,550    MTS Systems Corp ...................................          41,850
  6,750    National Data Corp .................................         140,063
  8,000  * Netmanage Inc ......................................         112,000
  3,600  * Network General Corp ...............................          86,400
  1,500  * Norand Corp ........................................          49,500
  1,707  * Paxar Corp .........................................          27,952
  3,100  * People Soft Inc ....................................         153,450
  4,800  * Platinum Tecnology Inc .............................          79,200
  5,500  * Primark Corp .......................................          89,375
  2,000  * Progress Software Corp .............................         100,500
 10,100  * Pyxis Corp .........................................         243,663
  8,300  * Racoktec Inc .......................................          46,688
  5,200  * Retix ..............................................          19,500
  3,500  * S3 Inc .............................................          94,938
    800  * Safeguard Scientifics Inc ..........................          27,200
  8,400  * Sequent Computer Systems Inc .......................         123,900
  5,200  * Sierra On Line Inc .................................          94,250
  8,800  * Stac Electronics ...................................          52,800
  6,900  * Stratacom Inc ......................................         263,925
  5,200  * Structural Dynamics Research Corp ..................          71,825
  5,200  * SunGard Data Systems ...............................         259,350
 11,300  * Symantec Corp ......................................         259,900
  5,000  * Synopsys Inc .......................................         271,250
  4,500  * Syquest Technology Inc .............................          49,500
  4,900    System Software Assoc Inc ..........................         118,213
  5,000  * Systems & Computer
             Technology Corp ..................................          98,750
 11,100  * Tech Data Corp .....................................         113,775
  5,100    Tseng Laboratories Inc .............................          34,425
  4,251  * U S Robotics Inc ...................................         354,959
  6,600  * Viewlogic Systems Inc ..............................          67,650
  1,700  * Vmark Software Inc .................................          26,775
 10,400  * Wang Laboratories Inc ..............................         135,200
  3,700  * Wonderware Corp ....................................         118,400
  3,300  * Xircom Inc .........................................          35,063
  2,200  * Zebra Technologies Corp Class A ....................          99,000
                                                                  -------------
                                                                     10,614,211
                                                                  -------------
           INSURANCE - CASUALTY - 1.18%
    500    Avemco Corp ........................................           8,563
    900    Baldwin & Lyons Inc Class B ........................          14,175
  4,000  * Capsure Holdings Corp ..............................          56,000
  7,400    Citizens Corp ......................................         126,725
  8,800    Commerce Group Inc Mass ............................         157,300
  4,600    E W Blanch Holdings Inc ............................          83,950
  3,969    Frontier Insurance Group Inc .......................          98,729
  1,403    Gainsco Inc ........................................          14,205
    600  * HCC Insurance Inc ..................................          14,400
  5,800  * Home Holdings Inc ..................................          58,725
  3,600    Midland Financial Group Inc ........................          63,000
  5,500    Nac Re Corp ........................................         161,563
  5,400    National Re Corp ...................................         166,050
    750  * Navigators Group Inc ...............................           9,750
    200    Nymagic Inc ........................................           3,275
  2,481    Orion Capital Corp .................................          96,139
 19,200    Reliance Group Holdings Inc ........................         122,400
    400    Scor U S Corp ......................................           3,600
  3,200    Selective Insurance Group Inc ......................          93,600
    700  * Transnational Re Corp ..............................          13,825
  2,800    Trenwick Group Inc .................................         121,800
    337    United Fire & Casualty Co ..........................           9,183
                                                                  -------------
                                                                      1,496,957
                                                                  -------------
           INSURANCE - LIFE - 0.89%
  4,400    American Bankers Insurance
           Group Inc ..........................................         129,800

                                       67

    450    American Heritage Life
           Investment Corp ....................................   $       8,719
  3,500    CCP Insurance Inc ..................................          78,750
  3,050    Independent Insurance Group Inc ....................          37,744
    300    Kansas City Life Insurance Co ......................          14,100
  7,100  * Life USA Holdings Inc ..............................          69,225
    500  * National Western Life Insurance Co .................          20,375
  1,800    Presidential Life Corp .............................          13,050
  3,275    Protective Life Corp ...............................         162,522
  3,200    Reinsurance Group of America Inc ...................          82,000
    435    Seafield Capital Corp ..............................          16,204
  3,800    Security Conn Corp .................................          89,775
  2,835    United Companies Financial Corp ....................         125,449
  1,600  * United Insurance Cos Inc ...........................          84,400
  5,400    W R Berkley Corp ...................................         198,450
                                                                  -------------
                                                                      1,130,563
                                                                  -------------
           INSURANCE - MISCELLANEOUS - 1.43%
  5,500    Acordia Inc ........................................         168,438
  3,550    Allied Group Inc ...................................         100,731
  3,000    Capital Guaranty Corp ..............................          52,875
  1,100    Capital RE Corp ....................................          27,088
  4,800    CMAC Investment Corp ...............................         199,200
  3,900    Emphesys Financial Group Inc .......................          98,475
  5,300    Executive Risk Inc .................................          92,750
  3,750    Fidelity National Inc ..............................          48,750
  3,600    Foremost Corp of America ...........................         144,900
  5,775    Fremont General Corp ...............................         145,819
  4,800    Gallagher Arthur J & Co ............................         167,400
  1,300    Guaranty National Corp .............................          22,100
    600    Harleysville Group Inc .............................          14,513
  2,250    Hilb Rogal & Hamilton Co ...........................          28,125
  4,800    Integon Corp .......................................          82,200
  4,050    Lawyers Title Corp .................................          57,713
  5,100    Liberty Corp .......................................         131,963
    200    Midland Co .........................................           9,475
  2,023  * Mutual Assurance Inc ...............................          54,115
    525    Poe & Brown Inc ....................................          12,600
  3,300    Stewart Information Services Corp ..................          61,050
  4,100    Zenith National Insurance Corp .....................          88,150
                                                                  -------------
                                                                      1,808,430
                                                                  -------------
           INSURANCE - MULTILINE - 0.56%
  1,650    Alfa Corp ..........................................          18,563
  6,378    American Annuity Group Inc .........................          62,983
    700  * American Travelers Group ...........................          12,600
  6,600    Amvestors Financial Corp ...........................          71,775
  2,800  * Delphi Financial Group Inc .........................          47,600
  3,700    Home Beneficial Corp Class A .......................          74,925
  6,100    Life Re Corp .......................................         103,700
    250  * Markel Corp ........................................          13,813
  8,800    Penncorp Financial Group Inc .......................         162,800
  1,700  * REN Corp - USA .....................................          23,375
 15,100  * Southwestern Life Corp .............................          10,381
  1,100    United Wisconsin Services Inc ......................          23,100
  4,000    Washington National Corp ...........................          79,000
                                                                  -------------
                                                                        704,615
                                                                  -------------
           LEISURE TIME - 1.15%
  6,800  * Acclaim Entertainment Inc ..........................         116,025
  6,700  * Aldila Inc .........................................          36,431
  9,000  * Bally Entertainment Group ..........................          93,375
  3,900  * Bally Gaming International Inc .....................          34,613
  1,500  * Casino America Inc .................................          22,688
 12,900    Handleman Co .......................................         149,963
  4,900  * Hollywood Park Inc .................................          66,150
  6,700    Huffy Corp .........................................          94,638
  5,182    Jackpot Enterprises Inc ............................          44,695
  7,900    Outboard Marine Corp ...............................         158,988
  9,600  * Player International Inc ...........................         201,600
  3,700    Quixote Corp .......................................          45,788
  5,500  * Rio Hotel & Casino Inc .............................          79,063
  7,400  * Scotts Co ..........................................         160,950
  2,900    Showboat Inc .......................................          48,575
  5,500  * SLM International Inc ..............................           5,156
    245  * Swing N Slide Corp .................................           1,041
  3,000  * Video Lottery Technologies Inc .....................          23,625
  1,900    Winnebago Industries Inc ...........................          17,813
  3,300  * WMS Industries Inc .................................          61,050
                                                                  -------------
                                                                      1,462,227
                                                                  -------------
           LODGING - 0.05%
  2,262    Marcus Corp ........................................          64,750
                                                                  -------------
           MACHINE TOOLS - 0.20%
  5,600    Greenfield Industries Inc ..........................         162,400
  2,700    Roper Industries ...................................          87,075
                                                                  -------------
                                                                        249,475
                                                                  -------------
           MACHINERY - AGRICULTURE - 0.16%
 14,100  * DNA Plant Technology Corp ..........................          29,081
  1,200  * Lindsay Manufacturing Co ...........................          37,800
  4,800    Toro Co ............................................         132,600
                                                                  -------------
                                                                        199,481
                                                                  -------------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 1.12%
  2,900  * Astec Industries Inc ...............................          33,350
  1,800    Blount Inc Class A .................................          68,175
  4,600  * CDI Corp ...........................................         102,925
  1,000    CRSS Inc ...........................................          14,500
  2,000    Granite Construction Inc ...........................          43,000
 10,965    Harnischfeger Industries Inc .......................         381,034
  2,300    Instituform Midamerica Inc .........................          32,488
  4,000  * Instituform Technologies Inc
           Class A ............................................          52,000
  3,900  * J Ray McDermott ....................................         102,375
  5,700  * Jacobs Engineering Group Inc .......................         124,688
  9,900    Kaman Corp Class A .................................         121,275
  2,400  * Kasler Corp ........................................          13,800
  6,200    Lennar Corp ........................................         120,900
  1,300    MDC Holdings Inc ...................................           7,963
  9,000  * Morrison Knudsen Corp ..............................          49,500
  2,700    Stone & Webster Inc ................................          83,025
  3,900    TJ International Inc ...............................          66,300
                                                                  -------------
                                                                      1,417,298
                                                                  -------------
                                       68

           MACHINERY - INDUSTRIAL/SPECIALTY - 2.64%
  5,800    AAR Corp ...........................................   $      88,450
  9,600    Albany International Corp Class A ..................         213,600
  4,100  * Amsco International Inc ............................          51,250
    525    Applied Power Inc Class A ..........................          13,519
  4,320    Baldor Electric Co .................................         123,120
  3,900    Bearings Inc .......................................         108,225
  9,000    BWIP Holdings Inc ..................................         162,000
  3,800  * Dovatron International Inc .........................          85,500
  5,050    Duriron Co Inc .....................................         106,050
  4,900    Exide Corp .........................................         176,400
    475    General Binding Corp ...............................           8,313
    450    Gorman Rupp Co .....................................           6,919
  5,800    Goulds Pumps Inc ...................................         135,575
    600    Graco Inc ..........................................          15,975
    400    Helix Technology Corp ..............................          15,200
  2,400    Hughes Supply Inc ..................................          47,100
  7,200    Idex Corp ..........................................         244,800
  4,100  * Insilco Corp .......................................         118,388
  3,300  * International Imaging Materials ....................          79,200
  5,200  * Ionics Inc .........................................         143,000
  2,300    Katy Industries ....................................          20,413
 12,400  * Kenetech Corp ......................................         130,200
  3,400  * Kulicke & Soffa Industries Inc .....................         144,500
  9,450    Lilly Industries Inc ...............................         106,313
    850    Lufkin Industries Inc ..............................          16,363
  4,100    Manitowoc Co Inc ...................................         108,138
  3,840  * Oak Industries Inc .................................         106,560
    600  * Osmonics Inc .......................................          10,575
  3,500  * Park Ohio Industries Inc ...........................          40,250
  2,500  * Presstek Inc .......................................         145,000
  7,000    Regal Beloit Corp ..................................         107,625
    350    Robbins & Myers Inc ................................           9,275
  2,125    Roto Rooter Inc ....................................          56,313
    800    Scotsman Industries Inc ............................          15,700
  5,100  * Silicon Valley Group Inc ...........................         159,375
  6,800  * Specialty Equipment Cos Inc ........................          80,325
  2,700  * SPS Technologies Inc ...............................          91,125
    500    Tennant Co .........................................          13,500
  2,900  * Thermo Power Corp ..................................          39,150
                                                                  -------------
                                                                      3,343,284
                                                                  -------------
           MEDICAL TECHNOLOGY - 0.82%
 11,500  * Applied Bioscience
           International Inc ..................................          58,938
 10,600  * Calgene Inc ........................................          63,600
  2,200    Dekalb Genetics Corp Class B .......................          82,500
  4,600  * Epitope Inc ........................................          67,850
    800  * Focal Surgery Inc ..................................             150
  4,000  * Haemonetics Corp ...................................          72,000
  1,300  * Heart Technology Inc ...............................          25,756
  4,300  * I Stat Corp ........................................          85,463
  8,800  * Igen Inc ...........................................          42,900
  1,000  * Isomedix Inc .......................................          14,500
  8,100  * Liposome Co Inc ....................................          77,963
  4,700  * Liposome Technology Inc ............................          35,250
    800  * MGI Pharmaceuticals Inc ............................           3,450
  1,202  * Molecular Biosystems Inc ...........................           7,663
  4,400  * Organogenesis Inc ..................................          55,000
  2,700  * Protein Design Labs Inc ............................          63,450
  5,900  * Sciclone Pharmaceuticals Inc .......................          37,613
  7,724  * Scios Nova Inc .....................................          27,517
    400  * Sofamor/Danek Group Inc ............................           8,400
    400  * Thermo Cadiosystems Inc ............................          15,150
  1,400  * Thermotrex Corp ....................................          32,200
  9,500  * US Bioscience Inc ..................................          24,344
  6,700  * Ventritex ..........................................          96,313
  3,500  * Zoll Medical Corp ..................................          40,250
                                                                  -------------
                                                                      1,038,220
                                                                  -------------
           MERCHANDISE - DRUG - 0.68%
  7,650    Arbor Drugs Inc ....................................         128,138
  6,000    Big B Inc ..........................................          82,500
  7,800  * Eckerd Jack Corp ...................................         252,525
  5,300  * Express Scripts Inc ................................         165,625
  7,939  * Foxmeyer Corp ......................................         143,894
    770    Genovese Drug Store Inc Class A ....................           8,181
  1,700    Medicine Shoppe International Inc ..................          57,375
  2,700  * Medimmune Inc ......................................          23,625
                                                                  -------------
                                                                        861,863
                                                                  -------------
           MERCHANDISE - SPECIALTY - 2.72%
  4,100  * American Rec Co Holdings Inc .......................          30,750
    578    Anthony Industries Inc .............................           9,537
 10,518    Arctco Inc .........................................         145,280
 10,700  * Aura Systems Inc ...................................          57,513
  3,800  * Avid Technology Inc ................................         139,650
  1,400  * Bell Sports Corp ...................................          16,975
  2,550  * BMC West Corp ......................................          36,975
 11,000  * Bombay Inc .........................................          83,875
  5,200  * Books A Million Inc ................................          72,800
  1,600  * Bush Boake Allen Inc ...............................          45,400
  9,300    Caseys General Stores Inc ..........................         158,100
  8,200    Cash America Investments Inc .......................          63,550
  2,700  * Chicos Fas Inc .....................................          14,513
  3,200  * Cobra Golf Inc .....................................          86,400
 11,600  * Consolidated Stores Corp ...........................         217,500
  6,500    Cross AT Co Class A ................................         102,375
    300  * Crown Books Corp ...................................           4,200
  7,800  * Eagle Hardware and Garden ..........................          56,550
  4,800  * EMPI Inc ...........................................          68,400
  5,600  * Enterra Corp .......................................         107,100
  2,100  * Ezcorp Inc .........................................          13,650
  2,200  * Fossil Inc .........................................          37,400
  4,800  * Friedmans Inc ......................................          87,000
  4,100  * Gibson Greetings Inc ...............................          44,075
 10,100    Hancock Fabrics Inc ................................          83,325
  4,000  * Inacom Corp ........................................          42,000
 10,700  * Intreco Inc ........................................          65,538
  6,600  * Jenny Craig Inc ....................................          49,500
    500    Labone Inc .........................................           7,000
  7,700  * MacFrugals Bargains Close Outs .....................         115,500
  2,400  * Mail Boxes Etc .....................................          21,600
  1,500  * Microage Inc .......................................          17,438
  3,600  * Rex Stores Corp ....................................          50,400

                                       69

  5,200    Russ Berrie & Co ...................................   $      74,750
  1,600  * Safety 1st Inc .....................................          30,000
  3,200  * Seitel Inc .........................................          90,400
  1,300  * Sportmart Inc ......................................          11,213
  4,691  * Sterling Software Inc ..............................         158,908
  3,500    Sturm Ruger & Co Inc ...............................         101,938
  4,300  * Sunglass Hut International Inc .....................         134,375
    800  * Tandycrafts Inc ....................................           6,400
  5,000    Tiffany & Co .......................................         161,250
  3,700  * Tractor Supply Co ..................................          73,075
    193    United Stationers Inc ..............................           3,426
  4,100    Unitog Co ..........................................          85,075
  7,400  * Waban Inc ..........................................         108,225
  5,100  * Williams Sonoma Inc ................................          93,713
 13,400  * Zale Corp ..........................................         154,938
                                                                  -------------
                                                                      3,439,555
                                                                  -------------
           MERCHANDISING - DEPARTMENT - 0.44%
    200  * Alexanders Inc .....................................          11,525
  1,300  * Bon Ton Stores Inc .................................          13,488
  5,400  * Bradlees Inc .......................................          26,325
 10,316  * Broadway Stores Inc ................................          55,449
     17  * Broadway Stores Inc (Warrants) .....................               8
  2,400  * Ero Inc ............................................          18,600
  7,700    Neiman Marcus Group Inc ............................         103,950
 10,815    Pier 1 Imports Inc .................................          86,520
  3,800  * Proffitts Inc ......................................          93,575
  4,150  * Stein Mart Inc .....................................          48,763
    412    Strawbridge & Clothier .............................           7,931
  3,700    Venture Stores Inc .................................          37,000
  2,700  * Younkers Inc .......................................          49,613
                                                                  -------------
                                                                        552,747
                                                                  -------------
           MERCHANDISING - FOOD - 1.02%
 16,800    Brunos Inc .........................................         194,250
  3,400    Delchamps Inc ......................................          64,600
     75    Farmer Brothers Inc ................................           9,150
  2,200  * IHOP Corp ..........................................          50,600
  1,800    Ingles Markets Inc .................................          16,875
  2,000  * J & J Snack Foods Corp .............................          24,250
  4,575    Nash Finch Co ......................................          73,772
  1,800  * Penn Traffic Co ....................................          59,400
  1,234  * Quality Food Centers Inc ...........................          24,372
  6,800    Richfood Holdings Inc ..............................         147,900
  1,900    Ruddick Corp .......................................          39,425
  3,300    Sanderson Farms Inc ................................          35,475
  4,900    Savannah Foods & Industries Inc ....................          55,125
  3,000  * Showbiz Pizza Time Inc .............................          33,375
  5,500    Smart & Final Inc ..................................          90,750
  4,700  * Smithfield Foods Inc ...............................          98,700
  3,500    Smith's Food & Drug Centers Inc ....................          67,813
  1,900    Super Food Services Inc ............................          20,188
    900  * Super Rite Foods Corp ..............................          14,400
  6,500  * Whole Foods Market Inc .............................          93,438
  5,437    WLR Foods Inc ......................................          76,118
                                                                  -------------
                                                                      1,289,976
                                                                  -------------
           MERCHANDISING - MASS - 0.26%
  4,900  * Caldor Corp ........................................          91,875
  2,700    Freds Inc ..........................................          27,675
  5,400  * Good Guys Inc ......................................          57,038
  3,170  * Hills Store Co .....................................          75,288
  6,700    Shopko Stores Inc ..................................          72,025
                                                                  -------------
                                                                        323,901
                                                                  -------------
           METALS - ALUMINUM - 0.23%
  2,600  * ACX Technologies Inc ...............................         108,550
  4,700    IMCO Recycling Inc .................................          85,188
  5,200  * Kaiser Aluminum Corp ...............................          60,450
  1,371    Tredagar Industries Inc ............................          32,733
                                                                  -------------
                                                                        286,921
                                                                  -------------
           METALS - COPPER - 0.02%
    800  * Wolverine Tube Inc .................................          25,800
                                                                  -------------
           METALS - MISCELLANEOUS - 0.84%
    750    A M Castle & Co ....................................          11,344
  7,200    Brush Wellman Inc ..................................         156,600
  6,133    Commercial Metals Inc ..............................         167,891
  2,800  * Dravo Corp .........................................          37,100
 16,900  * Hecla Mining Co ....................................         181,675
  3,800  * Jan Bell Marketing Inc .............................           9,975
  7,800    Kennametal Inc .....................................         253,500
  6,650  * Material Sciences Corp .............................         131,338
  3,900    Precision Castparts Corp ...........................         112,125
                                                                  -------------
                                                                      1,061,548
                                                                  -------------
           METALS - STEEL - 1.60%
  5,000  * Acme Metals Inc ....................................          82,500
  5,300  * AK Steel Holdings Corp .............................         144,425
  5,000    Amcast Industrial Corp .............................          98,750
 31,300  * Armco Inc ..........................................         199,538
  3,000    Carpenter Technology Corp ..........................         192,750
    800    Chaparral Steel Co .................................           7,600
  4,700    Cleveland Cliffs Inc ...............................         182,713
  1,350    Commercial Intertech Corp ..........................          24,300
  1,500  * Envirosource Inc ...................................           6,000
  5,100  * Geneva Steel Co Class A ............................          51,638
  2,500    Huntco Inc .........................................          48,125
 10,000  * Intermet Corp ......................................          85,000
  2,600    Lukens Inc .........................................          87,750
  2,600  * Mueller Industries Inc .............................         118,950
    300  * New Jersey Steel Corp ..............................           3,525
 10,000  * Northwestern Steel & Wire Co .......................          70,000
    700  * NS Group Inc .......................................           2,888
  7,500    Oregon Steel Mills Inc .............................         120,000
  5,300    Quanex Corp ........................................         126,538
  1,850    Steel Technologies Inc .............................          22,200
 13,300    UNR Industries Inc .................................          87,281
  4,500    Valmont Industries Inc .............................          87,750
  7,800  * Weirton Steel Corp .................................          56,550
  4,400  * WHX Corp ...........................................          47,850
  6,800  * Wyman Gordon Co ....................................          72,250
                                                                  -------------
                                                                      2,026,871
                                                                  -------------
                                       70
           MISCELLANEOUS - 1.09%
  6,400    Amcol International Corp ...........................   $      90,000
  6,600    Barefoot Inc .......................................          81,263
  8,200  * Borg-Warner Security Corp ..........................          61,500
  3,000  * Career Horizons Inc ................................          60,000
  1,700  * Coastal Physician Group Inc ........................          26,563
  4,700  * Corrections Corp of America ........................         164,500
  3,400  * DeVRY Inc ..........................................         132,600
  1,700  * Education Alternatives Inc .........................          19,338
  8,200  * Figgie International Holdings Inc
             Class A ..........................................          66,113
  7,900    Ideon Group Inc ....................................          77,025
  3,400  * Kinder Care Learning Centers Inc ...................          45,050
  1,092    LADD Furniture Inc .................................          14,947
  3,100  * National Education Corp ............................          12,013
  3,000  * Pinkertons Inc .....................................          46,500
  8,300  * Rexel Inc ..........................................          69,513
  4,300  * Robert Half International Inc ......................          92,450
  7,900    Stewart Enterprises Inc ............................         237,000
  2,000  * Supercuts Inc ......................................          15,375
  3,800  * Sylvan Learning Systems Inc ........................          69,350
                                                                  -------------
                                                                      1,381,100
                                                                  -------------
           MOBILE HOMES - 0.28%
  4,200  * Champion Enterprises Inc ...........................          70,350
  2,300    Coachmen Industries Inc ............................          31,625
    400    McGrath Rentcorp ...................................           6,600
  5,450    Oakwood Homes Corp .................................         136,931
  4,900    Skyline Corp .......................................          89,425
    750    Thor Industries ....................................          14,906
                                                                  -------------
                                                                        349,837
                                                                  -------------
           NATURAL GAS - DIVERSIFIED - 0.83%
  3,150    Atmos Energy Corp ..................................          60,638
  1,000    Bay State Gas Co ...................................          24,500
    300    Cascade Natural Gas Corp ...........................           4,463
  9,504    K N Energy Inc .....................................         247,104
  1,500    Laclede Gas Co .....................................          28,313
  5,400    New Jersey Resources Corp ..........................         122,850
    500    Providence Energy Corp .............................           8,125
    787  * Southern Union Co ..................................          14,953
 10,400    Southwest Gas Corp .................................         148,200
  2,650  * Tejas Gas Corp .....................................         141,444
  4,700    United Cities Gas Co ...............................          72,850
  6,400    Wicor Inc ..........................................         180,000
                                                                  -------------
                                                                      1,053,440
                                                                  -------------
           OIL - INTEGRATED DOMESTIC - 0.29%
  4,600  * Crown Central Petroleum Corp .......................          77,050
  1,900    Giant Industries Inc ...............................          16,150
  2,500  * Hondo Oil & Gas Co .................................          33,750
  2,600  * National Vision Associates .........................          11,050
 12,100    Quaker State Corp ..................................         164,863
  5,600  * Tesoro Petroleum Corp ..............................          60,900
                                                                  -------------
                                                                        363,763
                                                                  -------------
           OIL - SERVICE - PRODUCTS - 0.41%
  4,275  * Energy Ventures Inc ................................          78,019
    500  * Getty Petroleum Corp ...............................           5,750
  3,100  * Global Industries Inc ..............................          75,950
  7,100  * Kelley Oil & Gas Corp ..............................          39,050
  2,700  * Lone Star Technologies Inc .........................          20,925
 12,100  * Parker Drilling Co .................................          66,550
  4,163  * Varco International Inc ............................          37,467
 17,500  * Weatherford International Inc ......................         196,875
                                                                  -------------
                                                                        520,586
                                                                  -------------
           OIL - SERVICES - 1.22%
  6,400  * BJ Services Co .....................................         163,200
    880  * BJ Services Co (Warrants) ..........................           4,840
 54,300  * Global Marine Inc ..................................         291,863
 18,600  * Marine Drilling Co Inc .............................          76,725
 23,800  * Nabors Industries Inc ..............................         205,275
 21,600  * Noble Drilling Corp ................................         159,300
  6,900  * Oceaneering International Inc ......................          67,275
  4,900  * Offshore Logistics Inc .............................          70,438
  3,575    Pennsylvania Enterprises Inc .......................         113,506
  3,600  * Pool Energy Services Co ............................          29,700
  3,200    Production Operators Corp ..........................          96,800
 13,300  * Smith International Inc ............................         237,738
  5,400  * Tuboscope Vetco International Corp .................          32,400
                                                                  -------------
                                                                      1,549,060
                                                                  -------------
           OIL/GAS PRODUCERS - 1.88%
  3,300  * American Exploration Co ............................           3,094
  3,856    Apache Corp ........................................         111,824
    160  * Aztec Energy Corp Utah .............................              10
  4,800  * Barrett Resources Corp .............................         102,000
  9,800  * Benton Oil & Gas Co ................................         128,625
  3,400    Berry Petroleum Co .................................          36,550
  7,800  * Box Energy Corp ....................................          70,200
  8,900    Cabot Oil & Gas Corp Class A .......................         140,175
 11,200  * Coda Energy Inc ....................................          75,600
  6,300    Devon Energy Corp ..................................         135,450
 12,000  * Forest Oil Corp ....................................          24,000
  3,000  * Gerrity Oil & Gas Corp .............................          12,375
  4,800  * Global Natural Resources Inc .......................          52,800
  3,100  * H S Res Inc ........................................          45,725
  6,900    Helmerich & Payne Inc ..............................         206,138
    500    Holly Corp .........................................          12,250
  4,200  * Hugoton Energy Corp ................................          35,700
  4,200    KCS Energy Inc .....................................          77,700
 21,500  * Mesa Inc ...........................................         112,875
  2,400  * Nuevo Energy Co ....................................          51,300
  1,200    Phoenix Resource Companies Inc .....................          38,550
  4,600    Plains Petroleum Co ................................         123,625
 18,500  * Rowan Cos Inc ......................................         138,750
  8,400    Snyder Oil Corp ....................................         120,750
  2,400    St Mary Land & Exploration Co ......................          30,600
  4,500  * Stone Energy Corp ..................................          64,125
  4,900  * Texas Meridian Resources Corp ......................          49,613
  4,200  * Tide West Oil Inc ..................................          45,150
  6,700  * Tom Brown Inc ......................................          97,988

  6,200    USX Delhi Group ....................................   $      76,725
  1,600    Vintage Petroleum Inc ..............................          31,600
 11,200  * Wainoco Oil Corp ...................................          47,600
  2,400    Wiser Oil Co .......................................          33,000
    500  * XCL Ltd ............................................             344
 12,380  * Zapata Corp ........................................          41,783
                                                                  -------------
                                                                      2,374,594
                                                                  -------------
           PAPER/FOREST PRODUCTS - 0.59%
  8,000    Caraustar Industries Inc ...........................         158,000
  1,320    Mosinee Paper Corp .................................          33,000
  5,050    Pentair Inc ........................................         231,038
  3,300    Ply Gem Industries .................................          52,388
  5,500    Pope & Talbot Inc ..................................          88,000
  4,000    Republic Gypsum Co .................................          40,000
  3,200    Sealright Co Inc ...................................          56,800
  4,300    Standard Register ..................................          84,925
                                                                  -------------
                                                                        744,151
                                                                  -------------
           PHOTOGRAPHY - 0.18%
  6,900  * Actava Group Inc ...................................          73,313
  3,400    American Studios Inc ...............................           8,500
  5,700    CPI Corp ...........................................         101,888
  1,950  * Photronics Inc .....................................          46,313
                                                                  -------------
                                                                        230,014
                                                                  -------------
           POLLUTION CONTROL - 0.86%
    700  * Air & Water Tech Corp ..............................           4,200
  5,700  * Allwaste Inc .......................................          32,063
  2,000  * Chambers Development Co Inc Class A ................          12,000
  4,400    Dames & Moore Inc ..................................          52,250
  6,000  * Envirotest Systems Corp ............................          36,750
  3,500  * Groundwater Technology Inc .........................          42,000
    546    Heidemij NV ........................................           4,914
  8,300  * Hunter Environmental Services Inc ..................           1,328
  4,200  * International Technology Corp ......................          12,600
  7,100  * Mid American Waste Systems Inc .....................          37,275
    225    Mine Safety Appliances Co ..........................          10,294
  6,100  * Molten Metal Land Technology Inc ...................         132,675
  4,800  * Newpark Res Inc ....................................         104,400
  5,200  * OHM Corp ...........................................          62,400
 15,800  * Rollins Environmental Services .....................          69,125
  5,900  * Sanifill Inc .......................................         159,300
  3,800  * Tetra Technologies Inc .............................          45,600
  2,500  * U S Filter Corp ....................................          42,813
  3,700  * United Waste Systems Inc ...........................         115,394
  2,000  * USA Waste Services Inc .............................          29,750
    600  * Western Waste Industries ...........................          11,550
  3,700    Zurn Industries Inc ................................          74,463
                                                                  -------------
                                                                      1,093,144
                                                                  -------------
           PUBLISHING - NEWS - 0.30%
  5,600    Media General Inc ..................................         180,600
  3,900  * Network Equip Technologies .........................          93,600
  2,500    Pulitzer Publishing Co .............................         106,563
                                                                  -------------
                                                                        380,763
                                                                  -------------
           PUBLISHING/PRINTING - 1.59%
  5,900    Banta Corp .........................................         197,650
  2,200    Bowne & Co Inc .....................................          39,050
  4,900    CCH Inc ............................................          79,625
  4,400    Ennis Business Forms Inc ...........................          58,300
  3,100  * Gartner Group Inc ..................................         148,025
  3,100    John Wiley & Son ...................................         176,700
  8,800    Meredith Corp ......................................         231,000
  3,200    Merrill Corp .......................................          56,000
  3,609    Nelson Thomas Inc ..................................          64,958
  3,300    New England Business Inc ...........................          69,713
  4,100  * Nu Kote Holdings Inc ...............................         114,800
    300    Plenum Publishing Corp .............................           9,750
  4,500  * Scholastic Corp ....................................         248,625
  5,200  * Scientific Games Holding Corp ......................         131,300
 16,000  * Topps Inc ..........................................          95,000
 10,100  * Valassis Communications Inc ........................         165,388
  9,000  * ValueVision International Inc ......................          42,750
  7,400  * Western Publishing Group Inc .......................          80,475
                                                                  -------------
                                                                      2,009,109
                                                                  -------------
           RAILROAD - 0.25%
    500    Florida East Coast Industries Inc ..................          36,688
  4,200  * Johnstown America Inds Inc .........................          47,775
  4,600  * Wisconsin Central Transportation Corp ..............         231,150
                                                                  -------------
                                                                        315,613
                                                                  -------------
           REAL ESTATE - 0.70%
  2,900  * Avatar Holdings Inc ................................         105,850
 20,700  * Catellus Development Corp ..........................         129,375
    200  * Christiana Cos Inc .................................           5,400
  3,175    Cousins Properties Inc .............................          54,372
  4,400  * Insignia Financial Group Inc .......................         108,900
  4,800  * Mercer International Inc ...........................          82,200
  8,700    Merry Land & Investment Co Inc .....................         183,788
  5,900    North American Mortgage Co .........................         129,800
  7,347    Republic Bancorp Inc ...............................          85,409
    500    Tejon Ranch Co .....................................           6,750
                                                                  -------------
                                                                        891,844
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS - 4.68%
  3,600    Allied Cap Corp ....................................          61,650
  6,800    American Health Properties Inc .....................         146,200
  4,500    Associated Estates Realty Corp .....................          92,250
    100  * Atlantic Gulf Communities Corp .....................             788
  8,300    Avalon Properties Inc ..............................         163,925
  4,400    Bay Apartment Community Inc ........................          80,300
  8,600    Berkshire Real Estate Co Inc .......................          83,850
  4,200    Bradley Real Estate Inc ............................          66,150
  2,100    BRE Properties Inc .................................          63,263
  2,300    Burnham Pacific Properties Inc .....................          28,463
  4,200    Capstead Mortgage Corp .............................         114,975
  3,000    Chateau Properties Inc .............................          66,750
  2,400    Chelsea GCA Realty Inc .............................          63,300
  3,900    Columbus Realty Trust ..............................          71,175
  8,200    Commercial Net Lease Realty Inc ....................         105,575

    600    CRI Liquidating Real Estate Investment Trust Inc ...   $       2,100
  1,400    Criimi Mae Inc .....................................          11,375
 10,800    CWM Mortgage Holdings Inc ..........................         125,550
  5,600    Developers Diversified Realty ......................         158,200
  6,900    Duke Realty Investments Inc ........................         193,200
  4,500    Excel Realty Trust Inc .............................          87,188
  2,700    Factory Store America Inc ..........................          52,313
  9,900    First Union Real Estate Equity & Mortgage ..........          75,488
  3,800    Gables Residential Trust ...........................          74,575
  4,400    General Growth Properties Inc ......................          89,100
  1,400    Glimcher Realty Trust ..............................          29,050
  5,200    Haagen Alexander Properties Inc ....................          57,200
    500    Health Care REIT Inc ...............................          11,125
 10,300    IRT Property Corp ..................................         100,425
  4,900    Irvine Apartment Community Inc .....................          85,750
  3,200    JDN Realty Corp ....................................          64,400
  4,700    JP Realty Inc ......................................          95,763
  8,500  * Koger Equity Inc ...................................          75,438
  7,900    LTC Properties .....................................         101,713
  3,500    Macerich Co ........................................          69,125
  5,300    Manufactured Home Communities Inc ..................          83,475
  5,400    MGI Properties .....................................          81,675
  2,800    Mid America Apartment Communities Inc ..............          70,350
  4,200    Mills Corp .........................................          82,950
  4,500    National Golf Properties Inc .......................          96,750
  5,886    Omega Healthcare Investors .........................         150,093
  3,500    Pennsylvania Real Estate Investment Trust ..........          76,563
  3,900    Post Properties Inc ................................         120,413
    500    Price Reit .........................................          14,875
  4,500    Real Estate Investment Trust of California .........          73,688
  3,700    Regency Realty Corp ................................          63,825
  5,500    Resource Mortgage Capital Inc ......................         101,750
  6,500    RFS Hotel Investment Inc ...........................          97,906
  5,800    Roc Communities Inc ................................         126,875
 16,200    Rockfeller Center Properties Inc ...................          87,075
 15,700    RPS Realty Trust ...................................          72,613
  5,100    Saul Centers Inc ...................................          77,775
 14,800    Security Capital Indl Trust ........................         233,100
  5,100    Sizeler Properties Investment Inc ..................          52,275
  3,700    South West Properties Trust Inc ....................          45,788
  8,900    Storage Equities Inc ...............................         141,288
  3,300    Storage USA Inc ....................................          93,638
  3,100    Sun Communities Inc ................................          74,013
  3,400    Tanger Factory Outlet Centers Inc ..................          85,000
  2,300    Taubman Centers Inc ................................          22,138
  5,600    Thornburg Mtg Asset Corp ...........................          76,300
  1,600    Town & Country Trust ...............................          22,800
  3,600    Trinet Corp Realty Trust Inc .......................          99,450
  5,200    Tucker Properties Corp .............................          63,050
 13,700    United Dominion Realty Trust Inc ...................         191,800
  4,200    Universal Health Realty Inc ........................          66,675
  1,600    Urban Shopping Centers Inc .........................          34,800
  3,500    Walden Residential Properties Inc ..................          64,750
  6,500    Washington Real Estate Investment Trust ............         104,000
  6,000    Wellsford Residential Properties ...................         129,000
  6,900    Western Investment Real Estate Trust ...............          83,663
                                                                  -------------
                                                                      5,929,871
                                                                  -------------
           RESTAURANTS - 1.56%
  5,262    Apple South Inc ....................................          91,427
  4,550    Applebees International Inc ........................         114,888
  2,600  * Au Bon Pain Co Inc .................................          30,875
  1,800  * Bertuccis Inc ......................................          12,600
 10,400  * Boston Chicken Inc .................................         241,800
  9,300  * Buffets Inc ........................................         129,038
  6,500    CKE Restaurants Inc ................................          50,375
 15,580  * Flagstar Cos Inc ...................................          77,900
  7,000  * Foodmaker Inc ......................................          35,875
  1,400  * Fresh Choice Inc ...................................          14,700
    336    Frischs Restaurants Inc ............................           3,150
  3,100  * Hometown Buffet Inc ................................          32,550
  2,200  * International Dairy Queen Inc ......................          42,350
  6,900  * Lone Star Steakhouse & Saloon ......................         216,488
  9,800    Lubys Cafeterias Inc ...............................         199,675
  2,500  * Papa Johns International Inc .......................          85,313
    700    Picadilly Cafeterias ...............................           6,300
 20,200  * Ryans Family Steak House ...........................         141,400
  2,700    Sbarro Inc .........................................          62,100
  3,433  * Sholodge Inc .......................................          49,779
  7,800    Sizzler International Inc ..........................          44,850
  3,700  * Sonic Corp .........................................          99,900
  6,000  * Taco Cabana Inc ....................................          31,500
  3,000    TCBY Enterprises Inc ...............................          15,000
 10,500  * TPI Enterprises Inc ................................          47,250
  3,900  * Triarc Cos Inc .....................................          60,450
  2,400  * Vicorp Restaurant Inc ..............................          33,600
                                                                  -------------
                                                                      1,971,133
                                                                  -------------
           SAVINGS & LOAN - 2.83%
  3,700    Albank Financial ...................................          95,738
  5,000  * Astoria Financial Corp .............................         177,500
  7,812    Bankers Corp .......................................         128,898
  3,700    Bay View Capital Corp ..............................          95,275
  5,000    Bell Bancorp .......................................         137,500
  3,150    Boston Bancorp .....................................         134,663
 16,720  * California Federal Bank ............................         215,270
  5,800    Centerbank Waterbury Conn ..........................          82,650
  9,250    Charter One Financial Inc ..........................         233,563
  2,000    Citfed Bancorp Inc .................................          53,000
  8,000  * Coast Savings Financial Inc ........................         165,000
  3,200  * Coral Gables Federal Corp Inc ......................          84,800
  1,900  * C S F Holdings Inc .................................          56,050

 27,507  * Dime Bancorp Inc ...................................   $     261,317
  1,700    Downey Financial Corp ..............................          30,600
  4,100    Financial Trust Corp ...............................         111,725
  1,994  * First Republic Bancorp Inc .........................          26,171
  1,600  * Firstfed Financial Corp ............................          26,800
 11,692  * Glendale Federal Bank FSB ..........................         160,765
  3,600  * Greater New York Savings Bank ......................          32,625
  3,000    JSB Financial Inc ..................................          92,625
  5,900    Loyola Capital Corp ................................         172,575
  3,700    N S Bancorp Inc ....................................         111,000
  2,000    Peoples Bank Bridgeport Conn .......................          30,250
  6,500    Peoples Heritage Financial Group ...................          93,438
  3,780    Provident Bankshares Corp ..........................          95,445
  6,000    Rochester Community Savings Bank ...................         123,000
  3,800  * Security Capital Corp Wis ..........................         182,400
 14,443    Sovereign Bancorp Inc ..............................         122,766
  3,800  * St Francis Capital Corp ............................          72,675
  5,400    T R Financial Corp .................................          98,550
  3,300    Webster Financial Corp Waterbury ...................          78,788
                                                                  -------------
                                                                      3,583,422
                                                                  -------------
           SECURITIES RELATED - 1.05%
  3,700    Alex Brown Inc .....................................         147,075
  1,100  * Ampal America Israel Corp ..........................           6,463
  2,650    BHC Financial Inc ..................................          39,088
    225    Capital Southwest Corp .............................           8,775
  6,933  * Comdata Holding Corp ...............................          86,663
  1,500    Duff & Phelps Credit Rating Co .....................          19,313
  4,500    Duff & Phelps Inc ..................................          48,375
  3,700    Enhance Financial Services Group Inc ...............          66,138
    800    Inter Regional Financial Group Inc .................          21,500
  2,500    Jefferies Group Inc ................................          90,000
  5,250    Legg Mason Inc .....................................         141,750
  1,206    Liberty Financial Cos Inc ..........................          31,055
    900    Mc Donald & Co Investments Inc .....................          14,513
  5,600    Morgan Keegan Inc ..................................          99,400
  8,600    Pioneer Group Inc ..................................         231,125
  1,743    Quick & Reilly Group Inc ...........................          81,921
  3,600    Raymond James Financial Inc ........................          66,150
  2,987    Waterhouse Investor Services Inc ...................          52,273
  2,400  * White Riv Corp .....................................          78,000
                                                                  -------------
                                                                      1,329,577
                                                                  -------------
           SEMICONDUCTORS - 1.91%
  7,700  * Actel Corp .........................................          88,550
  3,100  * Alliance Semiconductor Corp ........................         130,200
  5,200  * Altera Corp ........................................         404,950
  4,300  * Brooktree Corp .....................................          69,338
  7,800  * Burr Brown .........................................         175,500
  4,500  * Chipcom Corp .......................................          96,188
  3,500  * Credence Systems Corp ..............................         121,188
  9,400  * Cypress Semiconductor Corp .........................         304,325
  8,800    Dallas Semiconductor Corp...........................         161,700
  2,700  * Electroglas Inc ....................................         138,375
  1,500  * Fusion Systems Corp ................................          49,500
  5,400  * International Rectifier Corp .......................         145,125
  4,900  * Level One Communications Inc .......................          77,175
  3,900  * Novellus Systems Inc ...............................         241,800
  8,300  * VLSI Technology Inc ................................         216,319
                                                                  -------------
                                                                      2,420,233
                                                                  -------------
           TELECOMMUNICATIONS - 2.80%
  1,400    ABM Industries Inc .................................          31,850
  3,600    ACC Corp ...........................................          49,050
  5,050    AGCO Corp ..........................................         191,269
  5,875    Amtech Corp ........................................          35,984
  3,900  * Arch Communications Group Inc ......................          81,413
  6,600  * Ascend Communications Inc ..........................         255,750
  2,700  * Aspect Telecommunication Corp ......................         110,025
  1,500  * Atlantic Tele Network Inc ..........................          12,375
  3,600  * Broadbans Technologies Inc .........................          89,100
  3,400  * Cellular Communications International ..............         129,200
  2,600  * Cellular Communications Puerto Rico ................          79,625
  3,300  * Cellular Technical Services Inc ....................          64,763
  3,500  * Centennial Cellular Corp ...........................          48,125
  1,600  * Centigram Communications Corp ......................          21,200
  2,100  * Checkpoint Systems Inc .............................          45,938
  2,500  * Cidco Inc ..........................................          81,250
  4,800  * Commnet Cellular Inc ...............................         129,000
  1,800    Communications Systems Inc .........................          28,350
    700  * Compression Laboratory Inc .........................           6,475
  2,600  * Crosscomm Corp .....................................          30,875
  5,100  * Digi International Inc .............................         104,550
  5,400  * First Pacific Networks Inc .........................          11,475
  1,500    Harmon Inds Inc ....................................          26,625
  6,200  * International CableTel Inc .........................         198,400
  5,400  * Intervoice Inc .....................................          85,050
  7,000  * LCI International Inc ..............................         185,500
  7,900  * MA Communications Inc ..............................          93,813
  3,800  * Metricom Inc .......................................          61,750
  2,794  * Millicom International Cellular ....................          69,501
 10,100  * Mobile Telecommunication ...........................         227,250
  3,900  * Nationwide Cellular Service Inc ....................          93,113
  7,640  * Octel Communications Corp ..........................         178,585
  7,500  * Peoples Telephone Co Inc ...........................          32,813
  4,500  * Picturetel Corp ....................................         195,750
  3,700  * Plantronics Inc ....................................          91,575
  3,300  * Sanmina Corp .......................................         118,800
  4,700  * Symmetricom Inc ....................................          85,775
  4,500  * Telco Systems Inc ..................................          43,594
  4,800  * U S Long Distance Corp .............................          72,000
  2,500  * Xpedite Systems ....................................          51,250
                                                                  -------------
                                                                      3,548,786
                                                                  -------------
           TEXTILE - PRODUCTS - 0.65%
  5,000  * Cone Mills Corp ....................................          63,125
  2,850    Culp Inc ...........................................          26,363
  3,100    Delta Woodside Industries Inc ......................          25,188
  4,800  * Dixie Yarns Inc ....................................          33,000
    600  * Fabri Centers of America Inc .......................          12,150

  3,600  * Fieldcrest Canyon Inc ..............................   $      81,900
  4,050    G & K Services Inc Class A .........................          72,394
  5,300  * Galey & Lord Inc ...................................          64,263
  2,900    Gulford Mills Inc ..................................          74,675
    900    Johnston Industries Inc ............................           8,550
    150  * Lydall Inc .........................................           5,869
  6,100  * Mohawk Industries Inc ..............................          91,500
  2,200  * Norton McNaughton Inc ..............................          31,350
  4,100  * Quaker Fabric Corp .................................          36,900
 10,100  * Stevens Westpoint Inc ..............................         183,063
    900    Thomaston Mills Inc ................................          11,025
                                                                  -------------
                                                                        821,315
                                                                  -------------
           TOBACCO - 0.27%
  9,000    DiMon Inc ..........................................         155,250
  1,339  * Standard Commercial Corp ...........................          19,252
  7,500    Universal Corp Va ..................................         174,375
                                                                  -------------
                                                                        348,877
                                                                  -------------
           TRUCKERS - 0.68%
  6,300  * American Freightways Corp ..........................         129,150
  7,050    Arnold Industries Inc ..............................         123,375
    221    Frozen Food Express Industries Inc .................           2,265
    707  * Heartland Express Inc ..............................          19,001
    500  * Landair Services Inc ...............................           6,500
  4,200  * Landstar Systems Inc ...............................         111,300
  3,200  * MS Carriers Inc ....................................          64,800
 14,175    Rollins Truck Leasing Corp .........................         148,838
  3,800  * Swift Transportation Co Inc ........................          63,175
  4,900    TNT Freightways Corp ...............................         111,475
  4,400    Yellow Corp ........................................          83,600
                                                                  -------------
                                                                        863,479
                                                                  -------------

           UTILITIES - COMMUNICATION - 0.20%
  1,600  * C Tec Corp .........................................          35,000
  9,600    Lincoln Telecommunications Co ......................         150,000
  3,300    PXRE Corporation ...................................          71,363
                                                                  -------------
                                                                        256,363
                                                                  -------------
           UTILITIES - ELECTRIC - 1.77%
  5,500    Bangor Hydro Electric Corp .........................          62,563
  2,700    Black Hills Corp ...................................          58,388
  8,300    Central Louisiana Electric Co ......................         198,163
  6,250    Central Vermont Public Service Corp ................          86,719
  5,500    Cilcorp Inc Holding Co .............................         204,188
  4,600    Commonwealth Energy Systems ........................         181,700
  5,800    Eastern Utilities Assoc ............................         134,125
    800    Empire District Electric ...........................          13,600
  1,400    Green Mountain Power Corp ..........................          37,100
  8,200    Indiana Energy Inc .................................         160,925
  5,300    Interstate Power Co ................................         128,525
  5,300    Iowa Illinois Gas & Electric .......................         109,975
  1,750    Madison Gas & Electric Co ..........................          54,250
  4,575    Otter Tail Power Co ................................         142,969
 16,200  * Public Service Co of New Mexico ....................         230,850
    400    Saint Joseph Light & Power Co ......................          11,750
  2,200    Southern Indiana Gas & Electric Co .................          67,650
  4,500    TNP Enterprises Inc ................................          73,125
 53,600  * Tucson Electric Power Co ...........................         174,200
  3,500    United Illuminating Co .............................         113,750
                                                                  -------------
                                                                      2,244,515
                                                                  -------------
           UTILITIES - GAS, DISTRIBUTION - 0.77%
  1,000    Colonial Gas Co ....................................          20,000
  1,800    Connecticut Energy Corp ............................          35,325
  1,200    Connecticut Natural Gas Corp .......................          27,150
  4,100    Energen Corp .......................................          85,075
     18    International Recovery Corp ........................             376
  3,720    NGC Corp ...........................................          32,550
  5,700    Northwest Natural Gas Co ...........................         168,863
  1,200    NUI Corp ...........................................          18,150
  9,400    Piedmont Natural Gas Co ............................         191,525
  4,800    Public Service Co of North Carolina Inc ............          71,400
    714    South Jersey Industries Inc ........................          14,012
  7,800    Southwestern Energy Co .............................         118,950
  9,600    Washington Energy Co ...............................         153,600
  2,150    Yankee Energy System Inc ...........................          43,806
                                                                  -------------
                                                                        980,782
                                                                  -------------
           UTILITIES - GAS, PIPELINE - 0.22%
  9,900    Oneok Inc ..........................................         188,100
  2,768    Williams Cos Inc ...................................          94,112
                                                                  -------------
                                                                        282,212
                                                                  -------------
           UTILITIES - MISCELLANEOUS - 0.66%
 13,700  * California Energy Inc ..............................         219,200
  6,600    Central Hudson Gas & Electric Corp .................         179,025
  3,100    MDU Resources Group ................................          87,188
    400    Northwestern Public Service Co .....................          11,300
  3,700    Orange & Rockland Utilities Inc ....................         124,413
 10,100    Sierra Pacific Resources ...........................         210,838
                                                                  -------------
                                                                        831,964
                                                                  -------------
           WATER SERVICES - 0.35%
    900    Aquarion Co ........................................          20,700
    400    California Water Service Co ........................          12,800
  1,200    Consumers Water Co .................................          17,700
  1,300    E Town Corp ........................................          33,638
  1,050    IWC Resources Corp .................................          19,950
  2,100    Philadephia Suburban Corp ..........................          38,063
  2,400    SJW Corp ...........................................          82,800
  5,750    Southern California Water Co .......................         106,375
  8,400    United Water Resources Inc .........................         111,300
                                                                  -------------
                                                                        443,326
                                                                  -------------
           TOTAL COMMON STOCKS
           (Cost $115,734,080)........                              124,379,822
                                                                  -------------
                                       75
   PAR                                                                MARKET
  VALUE                                                               VALUE
----------                                                         ------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.56%

            FINANCE COMPANIES - 1.56%
$1,977,000  Ford Motor Credit Co, 6.10% due 06/01/95
             (Cost $1,977,000) ................................    $  1,977,000
                                                                   ------------
            UNITED STATES GOVERNMENT - SHORT TERM - 0.08%
   100,000  United States Treasury Bills,
             5.735% due 06/22/95
             (Cost $99,666) ...................................          99,666
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $117,810,746) - 99.91% ......................     126,456,488
            Other assets and liabilities, net - 0.09% .........         110,617
                                                                   ------------
            NET ASSETS (equivalent to $12.49 per share on
             10,136,256 shares outstanding) - 100% ............    $126,567,105
                                                                   ============
            * Non-income producing
                                                                    UNREALIZED
 CONTRACTS                                                         APPRECIATION
 ---------                                                         ------------
            FUTURES CONTRACTS PURCHASED (1)
            (Delivery month/Value at 05/31/95)
 13(2)      Russell 2000 Index Futures
            (June/$273.45) ....................................    $     31,175
                                                                   ============
        (1) U.S. Treasury Bills with a market value of
            approximately $100,000 were maintained in a
            segregated account with a portion placed as
            collateral for future contracts.
        (2) Per 500
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  10,136,256 shares outstanding ...............................    $    101,363
Additional paid in capital ....................................     114,982,202
Undistributed net realized gain on securities .................       2,791,221
Undistributed net investment income ...........................          15,402
Unrealized appreciation of:
  Investments ................................    $8,645,742
  Futures ....................................        31,175          8,676,917
                                                  ----------       ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................    $126,567,105
                                                                   ============
SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP INDEX FUND                                        FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends ......................................................................................                      $   1,907,998
Interest .......................................................................................                            349,526
                                                                                                                      -------------
    Total investment income ....................................................................                          2,257,524
                                                                                                                      -------------
EXPENSES:
Advisory fees ..................................................................................                            420,925
Custodian and accounting services ..............................................................                             59,941
Reports to shareholders ........................................................................                             17,489
Audit fees .....................................................................................                             11,020
Registration fees ..............................................................................                              3,108
Directors' fees and expenses ...................................................................                              5,217
Miscellaneous ..................................................................................                             11,315
                                                                                                                      -------------
    Total expenses .............................................................................                            529,015
                                                                                                                      -------------
NET INVESTMENT INCOME ..........................................................................                          1,728,509
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
    Investments ............................................................................      $   2,886,004

    Futures contracts ......................................................................            (89,655)          2,796,349
                                                                                                  -------------
Net unrealized appreciation during the year:
    Investments ............................................................................          7,213,096
    Futures contracts ......................................................................             78,675           7,291,771
                                                                                                  -------------       -------------
      Net realized and unrealized gain on securities during the year ..........................................          10,088,120
                                                                                                                      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................       $  11,816,629
                                                                                                                      =============

STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended May 31:                                                                     1995                 1994
                                                                                                  -------------       -------------
OPERATIONS:
Net investment income ......................................................................      $   1,728,509       $     780,457
Net realized gain on securities ............................................................          2,796,349           1,144,203
Net unrealized appreciation (depreciation) of securities during the year ...................          7,291,771            (696,567)
                                                                                                  -------------       -------------
    INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................         11,816,629           1,228,093
                                                                                                  -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................................         (1,724,116)           (770,415)
Net realized gain on securities ............................................................               --            (1,951,667)
                                                                                                  -------------       -------------
    Decrease in net assets resulting from distributions to shareholders ....................         (1,724,116)         (2,722,082)
                                                                                                  -------------       -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...........................................................         27,773,025          80,241,365
Proceeds from capital stock issued for distributions reinvested ............................          1,724,116           2,722,082
                                                                                                  -------------       -------------
                                                                                                     29,497,141          82,963,447
Cost of capital stock repurchased ..........................................................        (21,072,208)        (15,000,496)
                                                                                                  -------------       -------------
    Increase in net assets resulting from capital stock transactions .......................          8,424,933          67,962,951
                                                                                                  -------------       -------------
Total Increase in Net Assets ...............................................................         18,517,446          66,468,962
NET ASSETS:
Beginning of year ..........................................................................        108,049,659          41,580,697
End of year (including undistributed net investment income of $15,402 and $11,009) .........      $ 126,567,105       $ 108,049,659
                                                                                                  =============       =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...............................................................          2,410,176           6,705,259
Shares issued for distributions reinvested .................................................            147,801             228,222
Shares of capital stock repurchased ........................................................         (1,802,417)         (1,239,663)
                                                                                                  -------------       -------------
    Increase in shares outstanding .........................................................            755,560           5,693,818
Shares outstanding:
    Beginning of year ......................................................................          9,380,696           3,686,878
                                                                                                  -------------       -------------
    End of year ............................................................................         10,136,256           9,380,696
                                                                                                  =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITIES FUND       May 31, 1995           STATEMENT OF NET ASSETS

 NUMBER                                                                MARKET
OF SHARES                                                              VALUE
---------                                                          ------------
           COMMON STOCKS - 98.16%
           ADVERTISING - 0.38%
  3,000    Euro RSCG Worldwide ................................... $    311,398
  6,000    Havas .................................................      488,804
                                                                   ------------
                                                                        800,202
                                                                   ------------
           AIRLINES - 0.94%
  9,100    British Airways Plc - ADR .............................      598,325
 20,000  * Japan Air Lines Co Ltd ................................      138,966
 41,150  * Japan Air Lines Co Ltd - ADR ..........................      565,813
  5,000    Lufthansa A G .........................................      672,186
                                                                   ------------
                                                                      1,975,290
                                                                   ------------
           APPAREL & PRODUCTS - 0.45%
 20,000    Onward Kashiyama ......................................      274,151
313,039    Pacific Dunlop Ltd ....................................      670,011
                                                                   ------------
                                                                        944,162
                                                                   ------------
           APPLIANCES/FURNISHINGS - 2.20%
 50,000    Brother Industries ....................................      248,154
 52,000    Matsushita Electric Ind Co Ltd ........................      804,963
  4,200    Matsushita Electric Ind Co Ltd - ADR ..................      659,400
 15,000    Philips Electronic ....................................      597,421
133,000    Sanyo Electric Co Ltd .................................      682,092
  3,400    Sanyo Electric Co Ltd - ADR ...........................       86,700
 45,000    Sharp Corp ............................................      638,109
 17,970    Sony Corp - ADR .......................................      880,530
                                                                   ------------
                                                                      4,597,369
                                                                   ------------
           AUTO - CARS - 3.67%
 27,500    Daimler Benz A G - ADR ................................    1,337,188
100,000  * Fiat S P A ............................................      394,456
 30,720  * Fiat S P A - ADR ......................................      610,560
 25,000    Honda Motor Co Ltd - ADR ..............................      756,250
 35,000    Nissan Motor Co Ltd ...................................      226,233
 18,000    Nissan Motor Co Ltd - ADR .............................      229,500
    500  * Peugeot-Citroen S A ...................................       75,481
 13,200  * Peugeot-Citroen S A - ADR .............................      497,243
  1,250  * Porsche A G (Preferred) ...............................      539,164
 98,000    Toyota Motor Corp .....................................    1,899,202
 28,519    Toyota Motor Corp - ADR ...............................    1,108,676
                                                                   ------------
                                                                      7,673,953
                                                                   ------------
           AUTO - REPLACEMENT PARTS - 0.92%
 36,000    Bridgestone Corp ......................................      527,504
  1,600    Bridgestone Corp - ADR ................................      234,398
 10,000  * Michelin (CGDE) Class B ...............................      456,112
  5,550    Nippondenso Ltd - ADR .................................      401,288
  2,000  * Phoenix A G ...........................................      312,743
                                                                   ------------
                                                                      1,932,045
                                                                   ------------
           BANKS - OTHER - 16.09%
 14,688    ABN Amro Holdings NV ..................................      555,280
 50,000    Asahi Bank Ltd ........................................      620,384
  6,190    Asahi Bank Ltd - ADR ..................................      767,878
 13,700    Banco de Santander S A - ADR ..........................      522,313
 35,000    Bank of Tokyo Ltd .....................................      620,384
  4,180    Bank of Tokyo Ltd - ADR ...............................      740,763
 68,000    Bank of Yokohama Ltd ..................................      630,783
  2,296    Bank of Yokohama Ltd - ADR ............................      212,938
 36,000    Barclays Plc ..........................................      385,898
 15,840    Barclays Plc - ADR ....................................      677,160
 40,000    Chiba Bank ............................................      401,773
275,000    Credito Italiano ......................................      314,621
107,000    Dai Ichi Kangyo Bank Ltd ..............................    2,023,043
  4,090    Dai Ichi Kangyo Bank Ltd - ADR ........................      773,135
200,000  * DCB Holdings Berhad ...................................      600,527
 50,000  * DCB Holdings Berhad (Warrants) ........................       57,212
 13,300    Den Danske Bank A F - ADR .............................      850,832
  4,250    Deutsche Bank A G - ADR ...............................    2,081,379
 10,000    Development Bank Singapore ............................      117,014
 13,625    Development Bank Singapore - ADR ......................      637,412
  1,000    Dresdner Bank A G .....................................      278,780
 52,000    Dresdner Bank A G - ADR ...............................    1,449,958
 60,000    Fuji Bank Ltd .........................................    1,375,480
  6,830    Fuji Bank Ltd - ADR ...................................    1,565,433
  8,180    HSBC Holdings Plc - ADR ...............................    1,062,810
 53,000    Industrial Bank of Japan Ltd ..........................    1,540,679
  1,280    Industrial Bank of Japan Ltd - ADR ....................      372,012
 13,500    Istituto Mobiliare Italiano - ADR .....................      254,813
 48,000    Joyo Bank Ltd .........................................      425,406
100,300    Lloyds Bank ...........................................    1,043,298
 60,000    Mitsui Trust & Banking Co Ltd .........................      589,188
 26,073    National Australia Bank ...............................      222,097
  9,319    National Australia Bank - ADR .........................      396,058
 10,000    National Westminster Bank Plc .........................       85,596
  9,100    National Westminster Bank Plc - ADR ...................      466,375
 98,000    Sakura Bank Ltd .......................................    1,169,631
  3,290    Sakura Bank Ltd - ADR .................................      392,581
  1,800    SCHW Bankgesellsch ....................................    1,822,375
 60,000    Shizuoka Bank Ltd .....................................      843,722
 89,000    Sumitomo Bank Ltd .....................................    1,850,990
  5,910    Sumitomo Bank Ltd - ADR ...............................    1,228,887
 46,000    Tokai Bank Ltd ........................................      576,189
  2,225    Tokai Bank Ltd - ADR ..................................      557,286
 10,000    Toyo Trust & Banking ..................................       93,471
 21,300    Westpac Banking Corp - ADR ............................      391,388
                                                                   ------------
                                                                     33,645,232
                                                                   ------------
           BEVERAGE - BREWERS/DISTRIBUTORS - 1.86%
 58,800    Bass Plc Co ...........................................      544,393
 96,100    Guinness Plc ..........................................      731,013
  5,000    Guinness Plc - ADR ....................................      190,036
 16,000    Kirin Brewery Co Ltd ..................................      184,343
  4,995    Kirin Brewery Co Ltd - ADR ............................      569,430
 22,000    LVMH Moet Hennessy Louis - ADR ........................      838,750
 45,000    Sapporo Breweries .....................................      459,970
 40,000    Whitbread .............................................      377,323
                                                                   ------------
                                                                      3,895,258
                                                                   ------------
                                   78

           BUILDING MATERIALS - 3.29%
 30,000    CRH ................................................... $    189,843
  4,700    Glaverbel .............................................      679,938
  1,025    Holderbk Fn Glarus ....................................      815,431
  5,564    Imetal ................................................      635,854
 40,000    Inax Corp .............................................      416,425
 78,315    Redland Plc ...........................................      536,651
 24,642    Redland Plc - ADR .....................................      169,892
 80,000    Sekisui House Ltd .....................................    1,011,521
    214    Sekisui House Ltd - ADR ...............................       27,053
  2,400    Taisei Construction Ltd - ADR .........................      154,249
110,000    Taisei Corp ...........................................      707,120
 15,000    Tostem Corp ...........................................      506,942
 24,000    Toto Ltd ..............................................      368,685
    525    Toto Ltd - ADR ........................................       80,633
 48,000  * Uralita S A ...........................................      576,353
                                                                   ------------
                                                                      6,876,590
                                                                   ------------
           CHEMICAL - MAJOR - 0.90%
  2,000    Ciba Geigy A G ........................................    1,419,631
 40,000    Sekisui Chemical ......................................      469,837
                                                                   ------------
                                                                      1,889,468
                                                                   ------------
           CHEMICAL - MISCELLANEOUS - 3.41%
 24,867    Air Liquide - ADR .....................................      779,406
  5,100    Akzo N V - ADR ........................................      312,375
  8,500    Asahi Chemical Industry Co Ltd - ADR ..................      596,509
  1,500    Basf AG ...............................................      321,057
  1,000    Bayer A G .............................................      241,492
 18,000    Bayer A G - ADR........................................      434,772
 40,701    BOC Group .............................................      515,145
100,000  * Denki Kagaku Kogyo ....................................      388,774
  7,500    Gevaert Photo Producten N V - ADR .....................      410,864
 11,000    Imperial Chemical Industries Plc - ADR ................      558,250
 20,000    Mitsubishi Chemical Corp ..............................       95,953
  8,040    Mitsubishi Chemical Corp - ADR ........................      385,651
 56,515  * Montedison S P A - ADR ................................      395,605
220,000    Nylex (Malaysia) BHD ..................................      629,336
 22,000    Shin Etsu Chemical Co .................................      395,155
 50,000    Toray Industries Inc ..................................      323,781
  5,500    Toray Industries Inc - ADR ............................      356,086
                                                                   ------------
                                                                      7,140,211
                                                                   ------------
           CONGLOMERATES - 4.55%
100,000    BET ...................................................      206,448
 24,695    Broken Hill Proprietary Co Ltd - ADR ..................    1,259,445
 40,756    BTR Plc ...............................................      221,352
 36,483    BTR Plc - ADR .........................................      790,532
 50,800    Hanson Plc - ADR ......................................      965,200
100,000  * Idris Hydraulic .......................................      145,263
 70,000    Itochu Corp ...........................................      429,306
  3,300    Itochu Corp - ADR .....................................      202,345
 30,000    Keppel Corp Ltd .......................................      273,510
 21,500    Keppel Corp Ltd - ADR .................................      391,838
  8,000    Lagardere Groupe ......................................      178,333
 70,000    Marubeni Corp .........................................      373,058
  3,200    Marubeni Corp - ADR ...................................      170,506
 57,000    Mitsubishi Corp .......................................      652,006
140,000    Mitsubishi Hvy Ind ....................................      961,182
 50,000    Mitsui & Co Ltd .......................................      393,501
  2,200    Mitsui & Co Ltd - ADR .................................      343,200
 60,000    Sime Darby Holdings Ltd ...............................      170,420
194,400    Sime Darby Holdings Ltd - ADR .........................      552,038
100,763    Tomkins ...............................................      389,642
200,000    Trafalgar House .......................................      152,453
150,000    Wing Tai Holdings .....................................      292,893
                                                                   ------------
                                                                      9,514,471
                                                                   ------------
           CONSUMER FINANCE - 0.16%
 52,000    Nippon Shinpan Co .....................................      344,106
                                                                   ------------
           COSMETICS/TOILETRIES - 0.85%
 14,000    Loreal Co .............................................      735,657
  1,000    Loreal Co - ADR .......................................      263,227
 30,000    Shiseido Co Ltd .......................................      365,140
 34,490    Shiseido Co Ltd - ADR .................................      419,702
                                                                   ------------
                                                                      1,783,726
                                                                   ------------
           DRUGS - 4.56%
 30,000    Astra AB ..............................................      879,106
  1,800    Banyu Pharmaceutical Co Ltd - ADR .....................      407,455
  6,158    Eisai Co Ltd - ADR ....................................    1,084,021
 70,400    Glaxo Wellcome Plc - ADR ..............................    1,636,800
 30,000    Kaken Pharmaceutical Co Ltd ...........................      322,954
 24,000    Nippon Shinyaku Co ....................................      262,334
    350    Roche Holdings A G ....................................    2,155,808
 27,500    Sankyo Co .............................................      636,928
 75,961    Smithkline Beecham Plc ................................      585,058
 65,000    Takeda Chemical Industries Ltd ........................      867,947
 15,300    Zeneca Group Plc - ADR ................................      688,500
                                                                   ------------
                                                                      9,526,911
                                                                   ------------
           ELECTRICAL EQUIPMENT - 1.57%
 78,000    Delta Plc .............................................      637,923
 39,000    Denki Kogyo Co Ltd ....................................      367,764
 15,000    Fanuc .................................................      650,517
 49,000  * Franco Tosi S P A .....................................      486,567
 14,000  * Franco Tosi S P A (Warrants) ..........................        3,475
134,000    General Electric Plc ..................................      683,087
 10,400    General Electric Plc - ADR ............................       52,867
  3,400    Sumitomo Electric Ind Ltd - ADR .......................      396,468
                                                                   ------------
                                                                      3,278,668
                                                                   ------------
           ELECTRONIC INSTRUMENTS - 2.99%
 40,000    Hitachi Ltd ...........................................      386,174
  8,550    Hitachi Ltd - ADR .....................................      840,038
  1,000    Kyocera Corp ..........................................       75,982
  4,800    Kyocera Corp - ADR ....................................      729,600
144,000    Mitsubishi Electric Corp ..............................      995,450
    600    Mitsubishi Electric Corp - ADR ........................       41,469

                                   79

 50,000    NEC Corp .............................................. $    531,758
  5,100    NEC Corp - ADR ........................................      270,300
 50,000    Racal Electronics .....................................      213,991
    800    Siemens A G ...........................................      380,386
 14,000    Siemens A G - ADR .....................................    1,331,628
 55,000    Yokogawa Electric .....................................      458,848
                                                                   ------------
                                                                      6,255,624
                                                                   ------------
           ENTERTAINMENT - 0.22%
 65,000    Rank Organisation .....................................      452,636
                                                                   ------------
           FINANCE COMPANIES - 0.42%
  4,500    Credit Local de France ................................      395,354
  4,613    International Nederlanden .............................      249,900
  2,000    Societe Generale ......................................      235,010
                                                                   ------------
                                                                        880,264
                                                                   ------------
           FOODS - 3.35%
 25,000    Ajinomoto Inc .........................................      283,604
  1,900    Ajinomoto Inc - ADR ...................................      215,495
 20,459    Cadbury Schweppes Plc .................................      154,165
 13,500    Cadbury Schweppes Plc - ADR ...........................      407,531
 70,524    Coca Cola Amatil Ltd ..................................      419,912
 10,000    Dai Ei Inc ............................................      124,077
 11,500    Dai Ei Inc - ADR ......................................      276,000
    750    Danone ................................................      123,954
120,000    Grand Metropolitan ....................................      752,739
 20,060    Groupe Danone - ADR ...................................      661,834
  5,346    Kao Corp - ADR ........................................      644,230
 48,000    Nestle S A - ADR ......................................    2,421,571
104,322    Northern Foods ........................................      319,742
250,000    Tasman Agriculture ....................................      196,105
                                                                   ------------
                                                                      7,000,959
                                                                   ------------
           FOOTWEAR - 0.17%
 50,000    Church & Co Plc .......................................      353,343
                                                                   ------------
           FREIGHT - 0.69%
 98,000    Mitsui OSK Lines Ltd ..................................      290,671
 40,000    Nippon Yusen KK .......................................      238,227
  8,570    Nippon Yusen KK - ADR .................................      510,297
 20,000    P & O Steam Navigation ................................      195,331
300,000    Shun Tak Holdings .....................................      201,673
                                                                   ------------
                                                                      1,436,199
                                                                   ------------
           HARDWARE & TOOLS - 0.20%
 22,000    SKF AB ................................................      428,786
                                                                   ------------
           HOSPITAL SUPPLIES - 0.11%
  8,800    Novo Norkisk A S - ADR ................................      235,400
                                                                   ------------
           HOUSEHOLD PRODUCTS - 0.72%
  7,000    Katokichi Co ..........................................      153,855
 10,600    Unilever N V - ADR ....................................    1,348,850
                                                                   ------------
                                                                      1,502,705
                                                                   ------------
           INFORMATION PROCESSING - 0.83%
  5,000    CSK Corp ..............................................      120,532
  3,700    CSK Corp - ADR ........................................       85,100
 14,000    Fujitsu Ltd ...........................................      134,003
 15,200    Fujitsu Ltd - ADR .....................................      727,293
 15,224    Getronics N V .........................................      658,314
                                                                   ------------
                                                                      1,725,242
                                                                   ------------
           INSURANCE - CASUALTY - 0.88%
 80,000    Nichido Fire & Marine Insurance Co Ltd ................      650,399
 25,000    Sumitomo Marine & Fire ................................      210,340
 20,000    Tokio Marine & Fire Insurance Co Ltd ..................      229,247
 13,100    Tokio Marine & Fire Insurance Co Ltd - ADR ............      749,975
                                                                   ------------
                                                                      1,839,961
                                                                   ------------
           INSURANCE - LIFE - 0.49%
 60,000    Irish Life ............................................      195,331
 30,240    Prudential Plc - ADR ..................................      819,069
                                                                   ------------
                                                                      1,014,400
                                                                   ------------
           INSURANCE - MULTILINE - 2.94%
 29,590    Assic Generali ........................................      717,443
 22,500    AXA ...................................................    1,191,777
 15,277    Fortis Amev NV ........................................      831,552
  7,000    Gan Group .............................................      251,134
 40,525    General Accident ......................................      398,042
    300    Munchener Ruckvers ....................................      518,998
133,823    Royal Insurance .......................................      711,937
  1,300    Zurich Insurance ......................................    1,520,103
                                                                   ------------
                                                                      6,140,986
                                                                   ------------
           LEISURE TIME - 1.10%
 58,000  * Asahi Optical Co Ltd ..................................      225,489
 11,000    Canon Inc - ADR .......................................      860,750
 20,000    Fuji Photo Film Co Ltd ................................      479,764
  9,601    Fuji Photo Film Co Ltd - ADR ..........................      463,248
  5,000    Sega Enterprises Ltd ..................................      187,297
  8,000    Sega Enterprises Ltd - ADR.............................       74,902
                                                                   ------------
                                                                      2,291,450
                                                                   ------------
           LODGING - 0.93%
  4,500    Accor .................................................      577,749
580,000    Hotel Properties ......................................    1,115,865
200,000    Shangri La Asia Ltd ...................................      241,749
                                                                   ------------
                                                                      1,935,363
                                                                   ------------
           MACHINE TOOLS - 0.47%
 35,000    Amada Co ..............................................      347,415
 20,000  * Makino Milling ........................................      129,985
 16,000    Makita Electric Works Ltd - ADR .......................      246,000
 40,000    Minebea Co ............................................      259,970
                                                                   ------------
                                                                        983,370
                                                                   ------------
                                   80

           MACHINERY - CONSTRUCTION & CONTRACTS - 1.75%
  1,000    Bilfinger & Berger .................................... $    509,446
  1,500    Deutsche Babcock ......................................      170,877
 42,000    Kajima Corp ...........................................      412,928
  2,340    Kajima Corp - ADR .....................................      230,012
 80,000    Kumagai Gumi HK .......................................       65,673
  4,000    Lefebvre (Jean) .......................................      293,460
 70,000    Shimizu Corp ..........................................      711,374
  5,000    Volker Stevin .........................................      306,613
  2,500    Vossloh A G ...........................................      953,442
                                                                   ------------
                                                                      3,653,825
                                                                   ------------
           MACHINERY - INDUSTRIAL/SPECIALTY - 1.87%
 30,000    Atlas Copco AB ........................................      437,508
  5,250    CNIM ..................................................      251,839
  8,000    Ebara Corp ............................................      112,496
  2,530    Ebara Corp - ADR ......................................      355,696
275,000    Johan Holdings Berhad .................................      262,224
 54,000    Komatsu Ltd ...........................................      420,514
    400    Komatsu Ltd - ADR .....................................       62,286
 70,000    Kubota Corp ...........................................      479,764
  1,350    Kubota Corp - ADR .....................................      191,531
    400    Rieter Holdings AG ....................................      548,650
 76,260    Rolls Royce ...........................................      227,678
 70,000    SASIB .................................................      316,418
 25,000    Siebe .................................................      239,400
                                                                   ------------
                                                                      3,906,004
                                                                   ------------
           MERCHANDISE - SPECIALTY - 0.32%
 20,150    BAA ...................................................      155,197
450,000    Dickson Concept Int ...................................      254,515
 20,000    Esselte AB ............................................      252,147
                                                                   ------------
                                                                        661,859
                                                                   ------------
           MERCHANDISING - DEPARTMENT - 1.09%
 45,000    Daimaru Inc ...........................................      228,124
 40,000    Hankyu Deptartment Stores Inc .........................      477,400
 15,000    Marks & Spencer Ltd ...................................       98,857
 25,033    Marks & Spencer Ltd - ADR .............................      987,822
 32,000    Marui Co ..............................................      476,455
                                                                   ------------
                                                                      2,268,658
                                                                   ------------
           MERCHANDISING - FOOD - 1.17%
  1,700    Carrefour .............................................      840,492
 15,000    Delhaize Le Lion ......................................      700,405
 20,000    Kwik Save Group .......................................      190,091
100,000    Sainsbury .............................................      714,626
                                                                   ------------
                                                                      2,445,614
                                                                   ------------
           MERCHANDISING - MASS - 1.99%
 35,000    ARGOS .................................................      236,224
 20,000    Centros Com Pryca .....................................      369,206
  3,600    Familymart Co .........................................      175,267
  4,000    Ito-Yokado Co Ltd .....................................      211,758
  5,050    Ito-Yokado Co Ltd - ADR................................    1,071,863
 56,000    Mitsukoshi ............................................      464,544
    200    Mitsukoshi Ltd - ADR ..................................       16,587
 20,000    Seiyu .................................................      255,244
  2,000    Seven-Eleven Japan Co Ltd .............................      147,710
 16,371    Seven-Eleven Japan Co Ltd - ADR .......................    1,208,833
                                                                   ------------
                                                                      4,157,236
                                                                   ------------
           METALS - COPPER - 0.40%
 22,180    RTZ Corp ..............................................      283,546
 10,700    RTZ Corp Plc - ADR ....................................      551,050
                                                                   ------------
                                                                        834,596
                                                                   ------------
           METALS - MISCELLANEOUS - 0.76%
    900    Alusuisse Lonza HD ....................................      530,819
 12,500    CRA Ltd - ADR .........................................      668,664
100,000    North Ltd .............................................      237,018
 30,000    Western Mining ........................................      159,664
                                                                   ------------
                                                                      1,596,165
                                                                   ------------
           METALS - STEEL - 1.61%
 36,700    British Steel Plc .....................................      102,722
 12,000    British Steel Plc - ADR ...............................      337,500
 50,000  * Cockerill Sambre ......................................      325,890
 60,000  * Kawasaki Steel Corp ...................................      226,174
 15,420  * Kawasaki Steel Corp - ADR .............................      581,146
255,000    NKK Corp ..............................................      641,831
178,000  * Sumitomo Metal Industries Ltd .........................      527,953
  7,400  * Sumitomo Metal Industries Ltd - ADR ...................      219,440
 50,000    Sumitomo Metal Mining .................................      394,682
                                                                   ------------
                                                                      3,357,338
                                                                   ------------
           MISCELLANEOUS - 1.18%
 20,000    Asahi Glass Co Ltd ....................................      248,154
  5,400    Asahi Glass Co Ltd - ADR ..............................      669,877
 22,050    Pakhoed N V ...........................................      664,940
  1,250    Preussag AG ...........................................      371,471
  8,000    Secom Co ..............................................      504,815
                                                                   ------------
                                                                      2,459,257
                                                                   ------------
           OIL - INTEGRATED INTERNATIONAL - 3.05%
 17,533    British Petroleum Co Plc - ADR ........................    1,496,875
 20,302    Elf Aquitaine - ADR ...................................      796,854
 20,000    Mitsubishi Oil Co .....................................      194,742
 13,000    Repsol S A - ADR ......................................      424,125
 22,098    Royal Dutch Petroleum Co - ADR ........................    2,800,922
 10,699    TOTAL .................................................      663,310
                                                                   ------------
                                                                      6,376,828
                                                                   ------------
           OIL/GAS PRODUCERS - 0.86%
 15,448    Enterprise Oil Plc - ADR ..............................      301,236
 23,500    Norsk Hydro A S - ADR..................................      969,375
  5,000  * OMV A G ...............................................      532,488
                                                                   ------------
                                                                      1,803,099
                                                                   ------------
                                   81

           PAPER/FOREST PRODUCTS - 1.32%
  2,505    Fletcher Challenge - ADR .............................. $     33,818
 97,000    Fletcher Challenge Forest Ltd .........................      132,188
 10,020    Fletcher Challenge Ltd - ADR ..........................      268,035
 37,000    Honshu Paper Co Ltd ...................................      256,650
 77,000    New Oji Paper Co Ltd ..................................      801,619
    300    New Oji Paper Co Ltd - ADR ............................       31,225
 60,000    Nippon Paper Inds .....................................      446,676
 27,000    Repola ................................................      546,109
 15,000    Sumitomo Forestry .....................................      244,609
                                                                   ------------
                                                                      2,760,929
                                                                   ------------
           POLLUTION CONTROL - 0.22%
  5,000    Sophus Berendsen ......................................      457,510
                                                                   ------------
           PUBLISHING - NEWS - 0.73%
 62,500    Independent News Plc ..................................      292,573
 28,000    News Corp Ltd - ADR....................................      605,500
 85,000    Reuters ...............................................      635,779
                                                                   ------------
                                                                      1,533,852
                                                                   ------------
           PUBLISHING/PRINTING - 0.67%
 30,000    Dai Nippon Printing Ltd ...............................      460,857
  1,000    Dai Nippon Printing Ltd - ADR .........................      153,587
 81,380    Pearson ...............................................      785,756
                                                                   ------------
                                                                      1,400,200
                                                                   ------------
           RAILROAD - 1.24%
 30,000    Fukuyama Transport ....................................      280,059
 90,000    Nagoya Railroad Co Ltd ................................      476,455
  9,218    Nagoya Railroad Co Ltd - ADR ..........................      487,894
 99,000    Odakyu Electric Railway Co Ltd ........................      760,414
 90,000    Tokyu Corp ............................................      582,806
                                                                   ------------
                                                                      2,587,628
                                                                   ------------
           REAL ESTATE - 2.21%
 60,000    Hang Lung Developement Co .............................       96,958
 83,000    Mitsubishi Estate Co Ltd ..............................      930,777
 65,000    Mitsui Fudosan Co .....................................      728,922
227,600    Sun Hung Kai Properties Ltd ...........................    1,647,719
 98,000    Wharf Holdings Ltd ....................................      321,797
 55,000    Wharf Holdings Ltd - ADR ..............................      903,029
                                                                   ------------
                                                                      4,629,202
                                                                   ------------
           SECURITIES RELATED - 2.30%
 15,000    Daiwa Securities Co Ltd ...............................      166,263
  4,810    Daiwa Securities Co Ltd - ADR .........................      533,040
 46,000    Mitsubishi Trust & Banking Corp .......................      744,697
  4,290    Mitsubishi Trust & Banking Corp - ADR .................      694,368
 55,000    Nomura Securities Co Ltd ..............................      987,888
  3,800    Nomura Securities Co Ltd - ADR ........................      682,400
 60,000    Peregrine Investment ..................................       76,015
  6,000    Yamaichi Securities Co Ltd - ADR ......................      362,229
 20,000    Yasuda Trust & Banking Co Ltd .........................      148,183
  5,670    Yasuda Trust & Banking Co Ltd - ADR ...................      420,012
                                                                   ------------
                                                                      4,815,095
                                                                   ------------
           TELECOMMUNICATIONS - 4.53%
 26,379    British Telecommunications Plc - ADR ..................    1,665,174
 36,800    Cable & Wireless Plc - ADR ............................      754,400
 13,800    Ericsson L M Telephone Co Class B - ADR ...............    1,013,438
 60,600    Hong Kong Telecommunications Ltd - ADR ................    1,295,325
 15,395    Kon Ptt Nederland .....................................      556,694
 15,000    Nokia AB OY ...........................................      685,754
200,000    Stet ..................................................      575,693
 85,000    Telecom Italia ........................................      222,662
  8,300    Telecomm Corp New Zealand Ltd - ADR ...................      533,270
 14,000    Telefonica De Espana S A ..............................      184,113
 14,600    Telefonica De Espana S A - ADR ........................      584,000
110,000    Telekom Malaysia ......................................      843,579
 16,500    Vodafone Group Plc - ADR ..............................      554,813
                                                                   ------------
                                                                      9,468,915
                                                                   ------------
           TEXTILE - PRODUCTS - 0.23%
 30,000    Benetton Group SPA ....................................      290,588
 30,000    Marzotto & Figli ......................................      200,122
                                                                   ------------
                                                                        490,710
                                                                   ------------
           TOBACCO - 0.57%
 73,067    BAT Ind Ltd Plc .......................................      572,051
 40,100    BAT Ind Ltd Plc - ADR .................................      626,563
                                                                   ------------
                                                                      1,198,614
                                                                   ------------
           UTILITIES - ELECTRIC - 3.89%
205,000    China Light & Power ...................................    1,121,029
 18,000    Empresa Nacional De Electricidad - ADR ................      868,500
 56,100    Kansai Electric Power Co Inc ..........................    1,478,322
 40,000    Manweb ................................................      428,776
 80,000    National Power ........................................      594,569
  4,000  * Oester Elektrizita Class A ............................      283,859
 30,000    RWE A G - ADR .........................................    1,013,793
190,000    Tenaga Nasional .......................................      786,366
 13,000    Tokyo Electric Power ..................................      411,699
  3,000    Veba A G ..............................................    1,140,522
                                                                   ------------
                                                                      8,127,435
                                                                   ------------
           UTILITIES - GAS, DISTRIBUTION - 0.50%
120,000    Hong Kong & China Gas .................................      194,692
227,000    Osaka Gas Co Ltd ......................................      844,963
                                                                   ------------
                                                                      1,039,655
                                                                   ------------
                                   82

           UTILITIES - GAS, PIPELINE - 0.64%
 50,000    British Gas Plc ....................................... $    240,190
 22,700    British Gas Plc - ADR .................................    1,100,950
                                                                   ------------
                                                                      1,341,140
                                                                   ------------
           WATER SERVICES - 0.75%
 10,000    Eaux (Cie Generale) ...................................    1,108,537
 50,000    North West Water ......................................      464,507
                                                                   ------------
                                                                      1,573,044
                                                                   ------------
           TOTAL COMMON STOCKS
           (Cost $183,606,230) ...................................  205,238,758
                                                                   ------------
  PAR
 VALUE
-------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 0.15%
$325,000   United States Treasury Bills, 5.72%
            due 06/22/95 (Cost $323,915) .........................      323,915
                                                                   ------------

           TOTAL INVESTMENTS
           (Cost $183,930,145) - 98.31% ..........................  205,562,673
                                                                   ------------
           Other assets and liabilities, net - 1.69%..............    3,528,206
                                                                   ------------

           NET ASSETS (equivalent to $10.42 per share on
            20,073,754 shares outstanding) - 100%................. $209,090,879
                                                                   ============

         * Non-income producing
                                                                     UNREALIZED
CONTRACTS                                                           DEPRECIATION
---------                                                          -------------
           FUTURES CONTRACTS PURCHASED (1)
           (Delivery month/Value at 05/31/95)
     8(2)  Nikkei 225 Futures
            (June/$182.69)........................................ $    (43,807)
     3(2)  Nikkei 225 Futures
            (September/$183.22)...................................      (27,418)
                                                                   ------------
                                                                   $    (71,225)
                                                                   ============

         (1)  U.S. Treasury Bills with a market value of
              approximately $325,000 were maintained in a
              segregated account with a portion placed as
              collateral for future contracts.
         (2)  Per 500
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  20,073,754 shares outstanding................................... $    200,738
Additional paid in capital........................................  186,084,687
Undistributed net realized gain on securities and
  foreign currency transactions...................................    1,167,818
Undistributed net investment income...............................       82,048
Unrealized appreciation (depreciation) of:
  Investments.......................................  $21,632,528
  Futures ..........................................      (71,225)
  Foreign currency translation .....................       (5,715)   21,555,588
                                                      -----------  ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................... $209,090,879
                                                                   ------------
SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITIES FUND                                 FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $492,135) .................................................            $   3,658,739
Interest .................................................................................................                  179,486
                                                                                                                      -------------
    Total investment income ..............................................................................                3,838,225
                                                                                                                      -------------
EXPENSES:
Advisory fees ............................................................................................                  697,990
Custodian and accounting services ........................................................................                  100,097
Reports to shareholders ..................................................................................                   28,736
Audit fees ...............................................................................................                   17,743
Registration fees ........................................................................................                   11,922
Directors' fees and expenses .............................................................................                    8,527
Miscellaneous ............................................................................................                   37,534
                                                                                                                      -------------
    Total expenses .......................................................................................                  902,549
                                                                                                                      -------------
NET INVESTMENT INCOME ....................................................................................                2,935,676
                                                                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments ................................................................................     $   1,585,879
    Foreign currency transactions ..............................................................            55,817
    Futures ....................................................................................           (29,188)       1,612,508
                                                                                                     -------------
Net unrealized appreciation (depreciation) during the year:
    Investments ................................................................................         4,257,838
    Foreign currency translation ...............................................................            (6,863)
    Futures ....................................................................................           (71,225)       4,179,750
                                                                                                     -------------    -------------
      Net realized and unrealized gain on securities and foreign currencies during the year ......................        5,792,258
                                                                                                                      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................................    $   8,727,934
                                                                                                                      =============

STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended May 31:                                                                        1995             1994
                                                                                                     -------------    -------------
OPERATIONS:
Net investment income ............................................................................   $   2,935,676    $   1,676,984
Net realized gain on securities and foreign currency transactions ................................       1,612,508          850,684
Net unrealized appreciation of securities and translation of foreign currencies during the year ..       4,179,750       12,588,338
                                                                                                     -------------    -------------
    Increase in net assets resulting from operations .............................................       8,727,934       15,116,006
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................................................      (2,923,253)      (1,503,417)
Net realized gain on securities ..................................................................      (1,262,696)        (209,812)
                                                                                                     -------------    -------------
    Decrease in net assets resulting from distributions to shareholders ..........................      (4,185,949)      (1,713,229)
                                                                                                     -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................................................      70,844,488       99,379,292
Proceeds from capital stock issued for distributions reinvested ..................................       4,185,949        1,713,229
                                                                                                     -------------    -------------
                                                                                                        75,030,437      101,092,521
Cost of capital stock repurchased ................................................................     (45,664,455)      (6,121,232)
                                                                                                     -------------    -------------
    Increase in net assets resulting from capital stock transactions .............................      29,365,982       94,971,289
                                                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS .....................................................................      33,907,967      108,374,066
NET ASSETS:
Beginning of year ................................................................................     175,182,912       66,808,846
                                                                                                     -------------    -------------
End of year (including undistributed net investment income of $82,048 and $385,487) ..............   $ 209,090,879    $ 175,182,912
                                                                                                     =============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................................................       6,923,001       10,300,352
Shares issued for distributions reinvested .......................................................         410,419          176,475
Shares of capital stock repurchased ..............................................................      (4,532,670)        (633,277)
                                                                                                     -------------    -------------
    Increase in shares outstanding ...............................................................       2,800,750        9,843,550
Shares outstanding:
    Beginning of year ............................................................................      17,273,004        7,429,454
                                                                                                     -------------    -------------
    End of year ..................................................................................      20,073,754       17,273,004
                                                                                                     =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH FUND                      May 31, 1995            STATEMENT OF NET ASSETS

 NUMBER                                                               MARKET
OF SHARES                                                             VALUE
----------                                                         ------------
              COMMON STOCKS - 91.94%

              ADVERTISING - 5.80%
   100,000    Advo System Inc .................................... $  2,125,000
    50,000  * Catalina Marketing Corp ............................    2,218,750
   100,000  * Dimac Corp .........................................    1,487,500
                                                                   ------------
                                                                      5,831,250
                                                                   ------------
              APPAREL & PRODUCTS - 2.66%
    40,300  * Ann Taylor Stores Corp .............................      841,262
    70,000  * Tommy Hilfiger Corp ................................    1,837,500
                                                                   ------------
                                                                      2,678,762
                                                                   ------------
              BROADCASTING - 6.60%
    40,000    Comcast Corp Class A ...............................      695,000
   110,000    Comcast Corp Special Class A .......................    1,925,000
    88,100  * Cox Communications Inc Class A .....................    1,431,625
    55,000  * Viacom Inc Class B .................................    2,564,375
    20,000  * Viacom Inc (Rights) ................................       26,250
                                                                   ------------
                                                                      6,642,250
                                                                   ------------
              FINANCE COMPANIES - 1.46%
    47,500    Money Store Inc ....................................    1,466,563
                                                                   ------------
              GOVERNMENT SPONSORED - 3.42%
    30,000    Federal Home Loan Mortgage Corp ....................    2,043,750
    15,000    Federal National Mortgage Association ..............    1,395,000
                                                                   ------------
                                                                      3,438,750
                                                                   ------------
              HEALTHCARE - 6.71%
    40,000    Cardinal Health Inc ................................    1,825,000
    50,000  * Genesis Health Ventures Inc ........................    1,481,250
    14,000  * Pacificare Health System Inc Class B ...............      927,500
    70,000  * Patterson Dental Co ................................    1,575,000
    35,000  * Sierra Health Services Inc .........................      940,625
                                                                   ------------
                                                                      6,749,375
                                                                   ------------
              HOSPITAL MANAGEMENT - 2.64%
    65,000    Columbia/HCA Healthcare Corp .......................    2,656,875
                                                                   ------------
              INFORMATION PROCESSING - 8.33%
    93,000  * Bisys Group Inc ....................................    1,767,000
    50,000  * Ceridian Corp ......................................    1,612,500
     5,000  * Creative Computers Inc .............................      113,750
    35,000    First Financial Management Corp ....................    2,485,000
    25,000    H & R Block Inc ....................................      903,125
    30,000  * SunGard Data Systems ...............................    1,496,250
                                                                   ------------
                                                                      8,377,625
                                                                   ------------
              INSURANCE - MISCELLANEOUS - 6.21%
    20,000    CMAC Investment Corp ...............................      830,000
    25,000    MGIC Investment Corp ...............................    1,175,000
    40,000    PMI Group Inc ......................................    1,635,000
    70,000    United Healthcare Corp .............................    2,607,500
                                                                   ------------
                                                                      6,247,500
                                                                   ------------
              LEISURE TIME - 1.48%
    50,000  * Mirage Resorts Inc .................................    1,493,750
                                                                   ------------
              LODGING - 3.49%
    75,000  * Hospitality Franchise Sys ..........................    2,259,375
    30,000  * Promus Cos Inc .....................................    1,256,250
                                                                   ------------
                                                                      3,515,625
                                                                   ------------
              MERCHANDISE - DRUG - 2.11%
   100,000  * Revco Drugs Inc ....................................    2,125,000
                                                                   ------------
              MERCHANDISE - SPECIALTY - 10.90%
    75,000    Circuit City Stores Inc ............................    2,062,500
    36,600  * Cole National Corp Class A .........................      356,850
    25,000  * Corporate Express Inc ..............................      721,875
    50,000    Dollar General Corp ................................    1,418,750
    50,000  * General Nutrition Cos Inc ..........................    1,450,000
    35,000  * Micro Warehouse Inc ................................    1,356,250
   100,000  * Office Depot Inc ...................................    2,400,000
    41,300  * Starbucks Corp .....................................    1,200,281
                                                                   ------------
                                                                     10,966,506
                                                                   ------------
              MISCELLANEOUS - 7.19%
   150,000  * ADT Ltd ............................................    1,706,250
    90,000  * CUC International Inc ..............................    3,307,500
    33,000    Loewen Group Inc ...................................    1,093,125
    37,500    Olsten Corp ........................................    1,129,688
                                                                   ------------
                                                                      7,236,563
                                                                   ------------
              OIL - SERVICES - 3.64%
    25,000  * BJ Services Co .....................................      637,500
    30,000    Schlumberger Ltd ...................................    1,950,000
    60,000  * Smith International Inc ............................    1,072,500
                                                                   ------------
                                                                      3,660,000
                                                                   ------------
              PAPER/FOREST PRODUCTS - 2.14%
    30,000    Alco Standard Corp .................................    2,148,750
                                                                   ------------
              POLLUTION CONTROL - 3.03%
    40,000    Browning Ferris Industries Inc .....................    1,425,000
    60,000  * Sanifill Inc .......................................    1,620,000
                                                                   ------------
                                                                      3,045,000
                                                                   ------------
              RESTAURANTS - 3.54%
    50,000  * Lone Star Steakhouse & Saloon ......................    1,568,750
    30,000  * Outback Steakhouse Inc .............................      896,250
    47,500    Sbarro Inc .........................................    1,092,500
                                                                   ------------
                                                                      3,557,500
                                                                   ------------
              SECURITIES RELATED - 2.17%
    50,000    Franklin Resources Inc .............................    2,187,500
                                                                   ------------
              TELECOMMUNICATIONS - 8.42%
    40,000  * ALC Communications Corp ............................    1,740,000
    75,000  * Mobile Telecommunication ...........................    1,687,500
    85,000  * Paging Network Inc .................................    2,358,750
    80,000    Vodafone Group Plc - ADR ...........................    2,690,000
                                                                   ------------
                                                                      8,476,250
                                                                   ------------
                                       85
   PAR
  VALUE
----------
               TOTAL COMMON STOCKS
              (Cost $83,807,437) ................................. $ 92,501,394
                                                                   ------------
              CORPORATE SHORT TERM COMMERCIAL PAPER - 15.91%

              CONSUMER FINANCE - 8.47%
$4,400,000    Commercial Credit Group Inc,
               5.80% due 06/01/95 ................................    4,400,000
 4,124,000    Sears Roebuck Acceptance Corp,
               5.80% due 06/02/95 ................................    4,123,336
                                                                   ------------
                                                                      8,523,336
                                                                   ------------
              FINANCE COMPANIES - 5.32%
 3,814,000    Ford Motor Credit Co, 6.10%
               due 06/01/95 ......................................    3,814,000
 1,542,000    IBM Credit Corp, 5.90%
               due 06/02/95 ......................................    1,541,747
                                                                   ------------
                                                                      5,355,747
                                                                   ------------
              SECURITIES RELATED - 2.12%
 2,133,000    Merrill Lynch & Co Inc, 5.95%
               due 06/01/95 ......................................    2,133,000
                                                                   ------------
              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $16,012,083) .................................   16,012,083
                                                                   ------------
              TOTAL INVESTMENTS
              (Cost $99,819,520) - 107.85% .......................  108,513,477
                                                                   ------------
              Payable for investments
               purchased - (10.12%) ..............................  (10,186,580)
              Other assets and liabilities,
               net - 2.27% .......................................    2,287,228
                                                                   ------------
              NET ASSETS (equivalent to $11.43 per share on
               8,799,838 shares outstanding) - 100% .............. $100,614,125
                                                                   ============
            * Non-income producing
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,799,838 shares outstanding ................................... $     87,998
Additional paid in capital .......................................   91,558,133
Undistributed net realized gain on securities ....................      273,762
Undistributed net investment income ..............................          275
Unrealized appreciation of securities ............................    8,693,957
                                                                   ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................... $100,614,125
                                                                   ============
SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH FUND                                                 FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends ............................................................................................................ $    191,782
Interest .............................................................................................................      365,576
                                                                                                                       ------------
    Total investment income ..........................................................................................      557,358
                                                                                                                       ------------
EXPENSES:
Advisory fees ........................................................................................................      323,295
Custodian and accounting services ....................................................................................       16,756
Reports to shareholders ..............................................................................................        7,868
Audit fees ...........................................................................................................        4,432
Registration fees ....................................................................................................       27,124
Directors' fees and expenses .........................................................................................        1,315
Miscellaneous ........................................................................................................        1,528
                                                                                                                       ------------
    Total expenses ...................................................................................................      382,318
                                                                                                                       ------------
NET INVESTMENT INCOME ................................................................................................      175,040
REALIZED AND UNREALIZED GAIN ON SECURITIES:                                                                            ------------
Net realized gain on securities ......................................................................................      273,762
Net unrealized appreciation of securities during the year ............................................................    8,820,861
                                                                                                                       ------------
    Net realized and unrealized gain on securities during the year ...................................................    9,094,623

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................... $  9,269,663
                                                                                                                       ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               FOR THE FISCAL    FOR THE PERIOD FROM
                                                                                                 YEAR ENDED       APRIL 29, 1994 TO
                                                                                                MAY 31, 1995         MAY 31, 1994
                                                                                                -------------    -------------------
OPERATIONS:
Net investment income .................................................................         $     175,040          $     11,326
Net realized gain on securities .......................................................               273,762                  --
Net unrealized appreciation (depreciation) of securities during the period ............             8,820,861              (126,904)
                                                                                                -------------          ------------
    Increase (decrease) in net assets resulting from operations .......................             9,269,663              (115,578)
                                                                                                -------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................................              (175,491)              (10,600)
                                                                                                -------------          ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ......................................................            81,516,869            10,001,000
Proceeds from capital stock issued for distributions reinvested .......................               175,491                10,600
                                                                                                -------------          ------------
                                                                                                   81,692,360            10,011,600
Cost of capital stock repurchased .....................................................               (57,829)                 --
                                                                                                -------------          ------------
    Increase in net assets resulting from capital stock transactions ..................            81,634,531            10,011,600
                                                                                                -------------          ------------
TOTAL INCREASE IN NET ASSETS ..........................................................            90,728,703             9,885,422
NET ASSETS:
Beginning of period ...................................................................             9,885,422                  --
                                                                                                -------------          ------------
End of year (including undistributed net investment income of $275 and $726) ..........         $ 100,614,125          $  9,885,422
                                                                                                =============          ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..........................................................             7,787,173             1,000,100
Shares issued for distributions reinvested ............................................                16,615                 1,075
Shares of capital stock repurchased ...................................................                (5,125)                 --
                                                                                                -------------          ------------
    Increase in shares outstanding ....................................................             7,798,663             1,001,175
Shares outstanding:
    Beginning of period ...............................................................             1,001,175                  --
                                                                                                -------------          ------------
    End of period .....................................................................             8,799,838             1,001,175
                                                                                                =============          ============

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH & INCOME FUND             May 31, 1995            STATEMENT OF NET ASSETS

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE
 ---------                                                        --------------
              COMMON STOCKS - 95.55%

              ADVERTISING - 1.13%

     8,400    Omnicom Group ...................................   $     484,050
                                                                  -------------
              AEROSPACE/DEFENSE - 3.37%
    10,800    McDonnell Douglas Corp ..........................         780,300
     7,200    Northrop Corp ...................................         377,100
     3,400    Rockwell International Corp .....................         155,125
     2,400    Sundstrand Corp .................................         133,200
                                                                  -------------
                                                                      1,445,725
                                                                  -------------
              APPLIANCES/FURNISHINGS - 0.56%
     3,400  * Helen of Troy Corp ..............................          66,300
     2,400    Lancaster Colony Corp ...........................          87,000
     4,700    Sunbeam-Oster Inc ...............................          85,188
                                                                  -------------
                                                                        238,488
                                                                  -------------
              AUTO - ORIGINAL EQUIPMENT - 1.98%
       600    Carlisle Co Inc .................................          23,250
    18,400    Danaher Corp ....................................         556,600
    12,180    Mark IV Industries Inc ..........................         245,123
       600    Modine Manufacturing Co .........................          22,650
                                                                  -------------
                                                                        847,623
                                                                  -------------
              AUTO - REPLACEMENT PARTS - 0.32%
     3,800    Echlin Inc ......................................         136,800
                                                                  -------------
              BANKS - OTHER - 0.34%
       800    Wells Fargo & Co ................................         147,200
                                                                  -------------
              BANKS - REGIONAL - 0.63%
     5,600    Midlantic Corp ..................................         212,100
     1,300    Star Banc Corp ..................................          56,388
                                                                  -------------
                                                                        268,488
                                                                  -------------
              BEVERAGE - BREWERS/DISTRIBUTORS - 0.51%
     5,100  * Canandaigua Wine Co Inc Class A .................         220,575
                                                                  -------------
              BEVERAGE - SOFT DRINKS - 0.96%
    11,900    Coca Cola Enterprises Inc .......................         254,363
     3,200    Pepsico Inc .....................................         156,800
                                                                  -------------
                                                                        411,163
                                                                  -------------
              BROADCASTING - 2.90%
     6,300    Capital Cities/ABC Inc ..........................         607,950
     3,800  * Heritage Media Corp Class A .....................         105,450
    11,364  * Viacom Inc Class B ..............................         529,845
                                                                  -------------
                                                                      1,243,245
                                                                  -------------
              CHEMICAL - MAJOR - 2.02%
     9,600    Hercules Inc ....................................         504,000
    14,600    Praxair Inc .....................................         363,175
                                                                  -------------
                                                                        867,175
                                                                  -------------
              CHEMICAL - MISCELLANEOUS - 2.55%
     6,600  * Airgas Inc ......................................         171,600
     1,000    Ferro Corp ......................................          27,500
     5,500    Lyondell Petrochemical Co .......................         137,500
     2,800    Schulman A Inc ..................................          84,000
     7,000    Sigma Aldrich ...................................         308,000
    36,500    Terra Industries Inc ............................         365,000
                                                                  -------------
                                                                      1,093,600
                                                                  -------------
              CONGLOMERATES - 0.57%
     2,200    ITT Corp ........................................         246,125
                                                                  -------------
              CONTAINERS - PAPER - 0.11%
     1,100  * Sealed Air Corp .................................          49,085
                                                                  -------------
              COSMETICS/TOILETRIES - 0.76%
     6,600    International Flavors & Fragrances ..............         325,050
                                                                  -------------
              DRUGS - 3.11%
     1,300    A L Pharma Inc Class A ..........................          24,050
    11,900    Bergen Brunswig Corp Class A ....................         273,700
     2,200    Bristol Myers Squibb Co .........................         146,025
     6,000    Glaxo Wellcome Plc - ADR ........................         139,500
    16,900    Mylan Labs Inc ..................................         483,763
     3,000    Pfizer Inc ......................................         264,375
                                                                  -------------
                                                                      1,331,413
                                                                  -------------
              ELECTRICAL EQUIPMENT - 2.43%
     3,000    AMP Inc .........................................         127,875
     3,200  * Cabletron Systems Inc ...........................         171,200
     7,400  * General Instrument Corp .........................         228,475
     2,900  * Itel Corp .......................................         112,738
     1,900    Molex Inc .......................................          70,775
     8,200    Philips Electric - ADR ..........................         329,025
                                                                  -------------
                                                                      1,040,088
                                                                  -------------
              ELECTRONIC INSTRUMENTS - 3.91%
     1,100  * Dionex Corp .....................................          46,200
     4,300  * Dynatech Corp ...................................          77,400
    15,800  * Symbol Technologies Inc .........................         533,250
    10,200    Tektronix Inc ...................................         469,200
     8,305  * Vishay Intertechnology Inc ......................         549,165
                                                                  -------------
                                                                      1,675,215
                                                                  -------------
              ENTERTAINMENT - 0.57%
     4,400    Walt Disney Co ..................................         244,750
                                                                  -------------
              FERTILIZERS - 0.29%
     2,700    First Mississippi Corp ..........................          62,438
     1,400    IMC Global Inc ..................................          63,000
                                                                  -------------
                                                                        125,438
                                                                  -------------
              FINANCE COMPANIES - 1.63%
    12,600    Green Tree Financial Corp .......................         549,675
     3,000    Household International Inc .....................         148,125
                                                                  -------------
                                                                        697,800
                                                                  -------------
              FOODS - 3.06%
    24,400    Archer Daniels Midland Co .......................         451,400
     3,000    H J Heinz Co ....................................         135,750

    13,050    Hudson Foods Inc Class A ........................   $     179,438
    10,600    IBP Inc .........................................         397,500
     2,200    Kellogg Co ......................................         147,675
                                                                  -------------
                                                                      1,311,763
                                                                  -------------
              FOOTWEAR - 0.46%
     2,500    Nike Inc Class B ................................         197,188
                                                                  -------------
              HARDWARE & TOOLS - 1.71%
    22,200    Black & Decker Corp .............................         732,600
                                                                  -------------
              HEALTHCARE - 1.96%
    12,100    Cardinal Health Inc .............................         552,060
     4,400    Invacare Corp ...................................         177,100
     4,000  * Rotech Medical Corp .............................         109,000
                                                                  -------------
                                                                        838,160
                                                                  -------------
              HEAVY DUTY TRUCKS/PARTS - 0.56%
    11,430  * Raymond Corp ....................................         240,030
                                                                  -------------
              HOME BUILDERS - 0.98%
    24,125    Clayton Homes Inc ...............................         419,172
                                                                  -------------
              HOSPITAL MANAGEMENT - 0.57%
    11,900    Surgical Care Affiliates Inc ....................         243,950
                                                                  -------------
              HOSPITAL SUPPLIES - 5.40%
     5,500    Becton Dickinson & Co ...........................         316,250
     5,200  * Boston Scientific Corp ..........................         149,500
     5,800  * Cordis Corp .....................................         400,200
     6,000    Johnson & Johnson ...............................         397,500
     9,100    Medtronic Inc ...................................         684,775
     3,000  * Nellcor Inc .....................................         130,500
     1,500    Puritan Bennett Corp ............................          54,938
     4,000  * St Jude Medical Inc .............................         181,000
                                                                  -------------
                                                                      2,314,663
                                                                  -------------
              HOUSEHOLD PRODUCTS - 0.34%
     2,000    Procter & Gamble Co .............................         143,750
                                                                  -------------
              INFORMATION PROCESSING - 10.18%
     5,600    Apple Computer ..................................         232,750
    11,500  * Ceridian Corp ...................................         370,875
     7,000    Computer Associates International Inc ...........         458,500
     6,000    Danka Business Systems - ADR ....................         147,750
     6,100    HBO & Co ........................................         295,850
     2,000    Honeywell Inc ...................................          79,250
     4,100  * Informix Corp ...................................         173,225
     6,300    International Business Machine Corp .............         587,470
     1,800    Logicon Inc .....................................          69,075
     3,500  * Medic Computer Systems Inc ......................         133,875
     1,200    National Data Corp ..............................          24,900
     6,150  * Oracle Systems Corp .............................         213,713
    12,000    Paychex Inc .....................................         354,000
     3,000  * Policy Management Systems Corp ..................         138,000
    13,100    Reynolds & Reynolds Co Class A ..................         376,625
     3,000  * Silicon Graphics Inc ............................         116,625
     6,600    System Software Assoc Inc .......................         159,225
     3,800    Xerox Corp ......................................         430,825
                                                                  -------------
                                                                      4,362,533
                                                                  -------------
              INSURANCE - CASUALTY - 0.64%
    15,800    USF & G Corp ....................................         272,550
                                                                  -------------
              INSURANCE - LIFE - 0.36%
     5,300    American Bankers Insurance Group Inc ............         156,350
                                                                  -------------
              INSURANCE - MISCELLANEOUS - 1.47%
     2,000    Alexander & Alexander Services ..................          50,750
       700  * CNA Financial Corp ..............................          59,850
     2,100    General Re Corp .................................         284,288
     5,000    MGIC Investment Corp ............................         235,000
                                                                  -------------
                                                                        629,888
                                                                  -------------
              INSURANCE - MULTILINE - 0.98%
     3,700    American International Group Inc ................         420,875
                                                                  -------------
              LEISURE TIME - 1.20%
     6,600  * Circus Circus Enterprise Inc ....................         220,275
     8,400  * Mirage Resorts Inc ..............................         250,950
     3,000  * Rio Hotel & Casino Inc ..........................          43,125
                                                                  -------------
                                                                        514,350
                                                                  -------------
              LODGING - 1.55%
    12,700    La Quinta Motor Inns Inc ........................         360,363
     7,300  * Promus Cos Inc ..................................         305,688
                                                                  -------------
                                                                        666,051
                                                                  -------------
              MACHINERY - AGRICULTURE - 0.34%
     5,300    Toro Co .........................................         146,413
                                                                  -------------
              MACHINERY - CONSTRUCTION & CONTRACTS - 2.25%
     5,800    Blount Inc Class A ..............................         219,675
     6,000  * Clark Equipment Co ..............................         515,250
     6,600    Harnischfeger Industries Inc ....................         229,350
                                                                  -------------
                                                                        964,275
                                                                  -------------
              MACHINERY - INDUSTRIAL/SPECIALTY - 3.11%
     2,900    Dover Corp ......................................         190,313
    14,000    Idex Corp .......................................         476,000
     4,900    JLG Industries Inc ..............................         123,725
       800    Pacific Scientific Co ...........................          14,000
     5,800    Pall Corp .......................................         127,600
     7,000    Parker Hannifin Corp ............................         399,875
                                                                  -------------
                                                                      1,331,513
                                                                  -------------
              MEDICAL TECHNOLOGY - 0.19%
     2,700  * Bio Rad Laboratories Inc Class A ................          81,000
                                                                  -------------
              MERCHANDISE - DRUG - 0.60%
    10,900    Rite Aid Corp....................................         258,875
                                                                  -------------
                                       89

              MERCHANDISE - SPECIALTY - 5.05%
     2,200    Caseys General Stores Inc .......................   $      37,400
    10,200  * Consolidated Stores Inc .........................         191,250
    22,500    Dollar General Corp .............................         638,438
     5,300    Jostens Inc .....................................         106,663
    11,600  * Office Depot Inc ................................         278,400
    21,500  * Staples Inc .....................................         607,375
    20,900  * Waban Inc .......................................         305,663
                                                                  -------------
                                                                      2,165,189
                                                                  -------------
              MERCHANDISING - FOOD - 2.15%
    10,500  * Kroger Co .......................................         273,000
    17,800  * Safeway Inc .....................................         649,700
                                                                  -------------
                                                                        922,700
                                                                  -------------
              MISCELLANEOUS - 2.67%
     8,100  * CUC International Inc ...........................         297,675
    15,100    Equifax Inc .....................................         473,763
    13,200    Manpower Inc ....................................         351,450
     2,400    Uniforce Temp Personnel Inc .....................          21,600
                                                                  -------------
                                                                      1,144,488
                                                                  -------------
              MOBILE HOMES - 1.08%
    18,500    Oakwood Homes Corp ..............................         464,813
                                                                  -------------
              NATURAL GAS - DIVERSIFIED - 0.65%
    11,100    Panhandle Eastern Corp ..........................         278,888
                                                                  -------------
              OIL - INTEGRATED DOMESTIC - 1.71%
     5,200    Amoco Corp ......................................         355,550
     1,100    Atlantic Richfield Co ...........................         127,738
     6,800    Occidental Petroleum Corp .......................         156,400
     2,600    Phillips Petroleum Co ...........................          94,250
                                                                  -------------
                                                                        733,938
                                                                  -------------
              OIL - INTEGRATED
              INTERNATIONAL - 1.43%
     3,500    British Petroleum Co Plc - ADR ..................         298,813
     4,500    Imperial Oil Ltd ................................         174,938
     1,400    Mobil Corp ......................................         140,525
                                                                  -------------
                                                                        614,276
                                                                  -------------
              OIL - SERVICES - 1.12%
     5,900    Halliburton Co ..................................         230,100
     3,000    Schlumberger Ltd ................................         195,000
     3,000  * Smith International Inc .........................          53,625
                                                                  -------------
                                                                        478,725
                                                                  -------------
              OIL/GAS PRODUCERS - 0.52%
     5,400    Norsk Hydro A S - ADR ...........................         222,750
                                                                  -------------
              PAPER/FOREST PRODUCTS - 1.51%
     3,000    Avery Dennison Corp .............................         123,750
     8,500    Scott Paper Co ..................................         368,688
     8,900  * Stone Container Corp ............................         155,750
                                                                  -------------
                                                                        648,188
                                                                  -------------
              POLLUTION CONTROL - 0.63%
     7,600    Browning Ferris Industries Inc ..................         270,750
                                                                  -------------
              RAILROAD - 0.07%
       800    Illinois Central Corp ...........................          28,300
                                                                  -------------
              RESTAURANTS - 0.99%
     8,100    Applebees International Inc .....................         204,525
     5,800    McDonalds Corp ..................................         219,675
                                                                  -------------
                                                                        424,200
                                                                  -------------
              TELECOMMUNICATIONS - 3.39%
     7,600  * ADC Telecommunications Inc ......................         235,600
    12,050  * Andrew Corp .....................................         587,438
     1,500    Ericsson LM Telephone Class B - ADR .............         110,156
     4,100    Scientific Atlanta Inc ..........................          76,363
     3,100    Telecomm Corp New Zealand Ltd - ADR .............         199,175
     4,000  * Tellabs Inc .....................................         132,000
     7,600  * U S Long Distance Corp ..........................         114,000
                                                                  -------------
                                                                      1,454,732
                                                                  -------------
              TEXTILE - PRODUCTS - 0.63%
     5,700    Unifi Inc .......................................         138,938
     5,300    Wellman Inc .....................................         133,163
                                                                  -------------
                                                                        272,101
                                                                  -------------
              TRUCKERS - 1.72%
     6,800    Consolidated Freightways Inc ....................         161,500
    11,900    XTRA Corp .......................................         574,175
                                                                  -------------
                                                                        735,675
                                                                  -------------
              UTILITIES - COMMUNICATION - 0.45%
     6,600    Century Telephone Enterprises Inc ...............         193,875
                                                                  -------------
              UTILITIES - ELECTRIC - 0.42%
     2,800    American Electric Power Inc .....................          95,900
     3,400    Illinova Corp ...................................          84,150
                                                                  -------------
                                                                        180,050
                                                                  -------------
              UTILITIES - GAS, PIPELINE - 0.57%
     7,200    Williams Cos Inc ................................         244,800
                                                                  -------------
              UTILITIES - MISCELLANEOUS - 0.23%
     8,935  * Citizens Utility Co Class A .....................          98,285
                                                                  -------------
              TOTAL COMMON STOCKS
              (Cost $36,953,184) ..............................      40,961,768
                                                                  -------------
  PAR
 VALUE
 -----
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 6.67%

              CONSUMER FINANCE - 3.31%
$1,420,000    Commercial Credit Co,
               6.10% due 06/01/95 .............................       1,420,000
                                                                  -------------
                                       90

              FINANCE COMPANIES - 3.36%
$1,438,000    CIESCO L P, 6.00% due 06/01/95 ..................   $   1,438,000
                                                                  -------------
              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $2,858,000) ...............................       2,858,000
                                                                  -------------
              TOTAL INVESTMENTS
              (Cost $39,811,184) - 102.22% ....................      43,819,768
              Other assets and liabilities, net - (2.22%) .....        (953,260)
                                                                  -------------
              NET ASSETS (equivalent
               to $11.09 per share on
               3,866,587 shares
               outstanding) - 100% ............................   $  42,866,508
                                                                  =============
             * Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  3,866,587 shares outstanding ................................   $      38,666
Additional paid in capital ....................................      39,289,568
Accumulated net realized loss on securities ...................        (472,931)
Undistributed net investment income ...........................           2,621
Unrealized appreciation of securities .........................       4,008,584
                                                                  -------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................   $  42,866,508
                                                                  =============
SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH & INCOME FUND                                        FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends ...............................................................................................         $    193,280
Interest ................................................................................................              196,778
                                                                                                                  ------------
    Total investment income .............................................................................              390,058
                                                                                                                  ------------
EXPENSES:
Advisory fees ...........................................................................................              159,996
Custodian and accounting services .......................................................................                9,388
Reports to shareholders .................................................................................                4,112
Audit fees ..............................................................................................                2,234
Registration fees .......................................................................................               10,279
Directors' fees and expenses ............................................................................                  755
Miscellaneous ...........................................................................................                1,180
                                                                                                                  ------------
    Total expenses ......................................................................................              187,944
                                                                                                                  ------------
NET INVESTMENT INCOME ...................................................................................              202,114
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)ON SECURITIES:
Net realized loss on securities .........................................................................             (401,877)
Net unrealized appreciation on securities during the year ...............................................            4,070,674
                                                                                                                  ------------
      Net realized and unrealized gain on securities during the year ....................................            3,668,797
                                                                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................................         $  3,870,911
                                                                                                                  ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE FISCAL      FOR THE PERIOD FROM
                                                                                             YEAR ENDED          APRIL 29, 1994 TO
                                                                                            MAY 31, 1995          MAY 31, 1994
                                                                                           --------------      -------------------
OPERATIONS:
Net investment income ..................................................................    $    202,114          $     22,102
Net realized loss on securities ........................................................        (401,877)              (71,054)
Net unrealized appreciation (depreciation) of securities during the period .............       4,070,674               (62,090)
                                                                                            ------------          ------------
    Increase (decrease) in net assets resulting from operations ........................       3,870,911              (111,042)
                                                                                            ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................................................        (202,618)              (18,977)
                                                                                            ------------          ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .......................................................      29,191,427            10,001,000
Proceeds from capital stock issued for distributions reinvested ........................         202,618                18,977
                                                                                            ------------          ------------
                                                                                              29,394,045            10,019,977
Cost of capital stock repurchased ......................................................         (85,788)                 --
                                                                                            ------------          ------------
    Increase in net assets resulting from capital stock transactions ...................      29,308,257            10,019,977
                                                                                            ------------          ------------
TOTAL INCREASE IN NET ASSETS ...........................................................      32,976,550             9,889,958
NET ASSETS:
Beginning of period ....................................................................       9,889,958                  --
                                                                                            ------------          ------------
End of period (including undistributed net investment income of $2,621 and $3,125) .....    $ 42,866,508          $  9,889,958
                                                                                            ============          ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...........................................................       2,853,051             1,000,100
Shares issued for distributions reinvested .............................................          19,591                 1,919
Shares of capital stock repurchased ....................................................          (8,074)                 --
                                                                                            ------------          ------------
    Increase in shares outstanding .....................................................       2,864,568             1,002,019
Shares outstanding:
    Beginning of period ................................................................       1,002,019                  --
                                                                                            ------------          ------------
    End of period ......................................................................       3,866,587             1,002,019
                                                                                            ============          ============

SEE NOTES TO FINANCIAL STATEMENTS.

SCIENCE & TECHNOLOGY FUND         May 31, 1995           STATEMENT OF NET ASSETS

 NUMBER                                                                MARKET
OF SHARES                                                              VALUE
----------                                                        -------------
              COMMON STOCKS - 92.54%
              AIRLINES - 1.14%
   150,000  * Worldcorp Inc ...................................   $   1,893,750
                                                                  -------------
              DRUGS - 4.34%
    95,000  * Alza Corp .......................................       1,983,125
    20,000  * Amgen Inc .......................................       1,450,000
   150,000  * Cephalon Inc ....................................       1,471,875
    45,000  * Chiron Corp .....................................       2,328,750
                                                                  -------------
                                                                      7,233,750
                                                                  -------------
              INFORMATION PROCESSING -
              COMPUTER HARDWARE SYSTEMS - 6.55%
    80,000  * Compaq Computer Corp ............................       3,130,000
    35,000    Hewlett Packard Co ..............................       2,314,375
    60,000  * Komag Inc .......................................       2,325,000
    70,000  * Sun Microsystems Inc ............................       3,150,000
                                                                  -------------
                                                                     10,919,375
                                                                  -------------
              INFORMATION PROCESSING -
              COMPUTER SERVICES - 8.31%
   100,000  * America Online Inc ..............................       3,562,500
    55,000    First Financial Management Corp .................       3,905,000
    65,000    H & R Block Inc .................................       2,348,125
    50,000  * SunGard Data Systems ............................       2,493,750
   150,000  * Tech Data Corp ..................................       1,537,500
                                                                  -------------
                                                                     13,846,875
                                                                  -------------
              INFORMATION PROCESSING -
              COMPUTER SOFTWARE - 22.66%
    75,000    Adobe Systems Inc ...............................       3,900,000
     3,800  * Alias Resh Inc ..................................         130,150
     2,500  * Baan Co .........................................          58,750
   120,000  * Broderbund Software Inc .........................       5,400,000
    35,000  * Cadence Design Systems Inc ......................       1,041,250
   120,000  * Expert Software Inc .............................       1,770,000
    50,000  * Intuit Inc ......................................       3,162,500
    39,800  * Learning Co .....................................       1,189,025
   100,000  * Lotus Development Corp ..........................       3,050,000
    40,000  * Microsoft Corp ..................................       3,387,500
    62,000  * People Soft Inc .................................       3,069,000
    30,000  * Pinnacle Systems Inc ............................         592,500
     2,500  * Sap Ag ..........................................       2,927,545
   130,400  * Sybase Inc ......................................       2,738,400
   115,000  * Symantec Corp ...................................       2,645,000
    50,000  * Synopsys Inc ....................................       2,712,500
                                                                  -------------
                                                                     37,774,120
                                                                  -------------
              INFORMATION  PROCESSING -
              NETWORKING - 9.65%
    50,000  * Alantec Corp ....................................       1,675,000
   110,000  * Bay Networks Inc ................................       4,015,000
     6,900  * Cascade Communications Corp .....................         439,875
    79,300  * Firefox Communications Inc ......................       1,809,030
    40,000  * Netmanage Inc ...................................         560,000
    75,000  * Shiva Corp ......................................       2,906,250
    26,100  * TGV Software Inc ................................         512,214
    65,000  * 3COM Corp .......................................       4,160,000
                                                                  -------------
                                                                     16,077,369
                                                                  -------------
              MACHINERY - INDUSTRIAL/
              SPECIALTY - 0.76%
    40,700  * Silicon Valley Group Inc ........................       1,271,875
                                                                   -------------
              MEDICAL TECHNOLOGY - 1.08%
   100,000  * Haemonetics Corp ................................       1,800,000
                                                                   -------------
              SECURITIES RELATED - 0.54%
   125,000  * Investment Technology Group Inc .................         906,250
                                                                   -------------
              SEMICONDUCTORS - 19.76%
   200,000  * Actel Corp ......................................       2,300,000
   100,000  * Analog Devices Inc ..............................       3,112,500
    71,100  * Applied Materials Inc ...........................       5,474,700
   120,000  * Cirrus Logic Inc ................................       5,910,000
    30,000    Intel Corp ......................................       3,367,500
   100,000  * Maxim Integrated Products Inc ...................       4,587,500
   177,700  * Micro Linear Corp ...............................       2,287,888
    70,000    Xilinx Inc ......................................       5,897,500
                                                                  -------------
                                                                     32,937,588
                                                                  -------------
              TELECOMMUNICATIONS - 14.78%
   100,000  * Act Networks Inc ................................       1,925,000
    67,400  * Ascend Communications Inc .......................       2,611,750
   120,000  * Centennial Cellular Corp Class A ................       1,650,000
     6,000    Ericsson LM Telephone Class B - ADR .............         440,625
   110,000  * Mobile Telecommunication ........................       2,475,000
   110,000    Nokia Corp - ADR ................................       5,115,000
    85,000  * Paging Network Inc ..............................       2,358,750
   240,000    Vodafone Group Plc - ADR ........................       8,070,000
                                                                  -------------
                                                                     24,646,125
                                                                  -------------
              UTILITIES - COMMUNICATION - 2.97%
   120,000    MCI Communications Corp .........................       2,430,000
    75,000    Sprint Corp .....................................       2,512,500
                                                                  -------------
                                                                      4,942,500
                                                                  -------------
              TOTAL COMMON STOCKS
              (Cost $139,908,302)..............................     154,249,577
                                                                  -------------
    PAR
   VALUE
 ---------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 6.18%

              CONSUMER FINANCE - 4.42%
$7,365,000    Commercial Credit Group Inc, 6.10% due 06/01/95 .       7,365,000
                                                                  -------------
                                       93

              FINANCE COMPANIES - 1.76%
$2,941,000    CIESCO L P, 6.00% due 06/01/95 ..................   $   2,941,000
                                                                  -------------
              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $10,306,000) ..............................      10,306,000
                                                                  -------------
              TOTAL INVESTMENTS
              (Cost $150,214,302) - 98.72% ....................     164,555,577
              Other assets and liabilities, net - 1.28% .......       2,127,463
                                                                  -------------
              NET ASSETS (equivalent to $14.43 per share
               on 11,550,196 shares outstanding) - 100% .......   $ 166,683,040
                                                                  =============
              *Non-income producing

              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
               1,000,000,000 shares authorized,
               11,550,196 shares outstanding ...................   $     115,502
              Additional paid in capital .......................     143,575,756
              Undistributed net realized gain on securities ...       8,620,288
              Undistributed net investment income .............          30,219
              Unrealized appreciation of securities ...........      14,341,275
                                                                  -------------
              NET ASSETS APPLICABLE TO SHARES OUTSTANDING .....   $ 166,683,040
                                                                  =============
              SEE NOTES TO FINANCIAL STATEMENTS.

SCIENCE & TECHNOLOGY FUND                                  FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $11,849).............................................................  $   113,010
Interest............................................................................................................      770,528
                                                                                                                      -----------
    Total investment income.........................................................................................      883,538
                                                                                                                      -----------
EXPENSES:
Advisory fees.......................................................................................................      558,564
Custodian and accounting services...................................................................................       24,889
Reports to shareholders.............................................................................................       12,148
Audit fees..........................................................................................................        6,941
Registration fees...................................................................................................       45,648
Directors' fees and expenses........................................................................................        1,846
Miscellaneous.......................................................................................................        1,838
                                                                                                                      -----------
    Total expenses..................................................................................................      651,874
                                                                                                                      -----------
NET INVESTMENT INCOME...............................................................................................      231,664
                                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments.....................................................................................      $9,284,144
    Foreign currency transactions...................................................................          (7,288)
    Options written.................................................................................          16,265    9,293,121
                                                                                                          ----------  -----------
Net unrealized appreciation of securities during the year...........................................................   14,512,577
                                                                                                                      -----------
                                                                                                                       23,805,698
                                                                                                                      -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................................................  $24,037,362
                                                                                                                      ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE FISCAL   FOR THE PERIOD
                                                                                                     YEAR ENDED     APRIL 29, 1994
                                                                                                    MAY 31, 1995    TO MAY 31, 1994
                                                                                                   --------------   ---------------
OPERATIONS:
Net investment income..........................................................................     $    231,664      $      4,229
Net realized gain on securities................................................................        9,293,121                 -
    Net unrealized appreciation (depreciation) of securities during the period.................       14,512,577          (171,302)
                                                                                                    -------------     -------------
    Increase (decrease) in net assets resulting from operations................................       24,037,362          (167,073)
                                                                                                    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................................         (194,344)           (4,042)
Net realized gain on securities................................................................         (680,121)                -
                                                                                                    -------------     -------------
    Decrease in net assets resulting from distributions to shareholders........................         (874,465)           (4,042)
CAPITAL STOCK TRANSACTIONS:                                                                         -------------     -------------
Proceeds from capital stock sold...............................................................      138,322,673        10,001,000
Proceeds from capital stock issued for distributions reinvested................................          874,465             4,042
                                                                                                    -------------     -------------
                                                                                                     139,197,138        10,005,042
Cost of capital stock repurchased..............................................................       (5,510,922)                -
                                                                                                    -------------     -------------
    Increase in net assets resulting from capital stock transactions...........................      133,686,216        10,005,042
                                                                                                    -------------     -------------
TOTAL INCREASE IN NET ASSETS...................................................................      156,849,113         9,833,927
NET ASSETS:
Beginning of period............................................................................         9,833,92                 -
                                                                                                    -------------     -------------
End of period (including undistributed net investment income of $30,219 and $187)..............     $166,683,040      $  9,833,927
                                                                                                    =============     =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...................................................................       10,904,305         1,000,100
Shares issued for distributions reinvested.....................................................           69,381               414
Shares of capital stock repurchased ...........................................................         (424,004)                -
                                                                                                    -------------     -------------
    Increase in shares outstanding.............................................................       10,549,682         1,000,514
Shares outstanding:
    Beginning of period........................................................................        1,000,514                 -
                                                                                                    -------------     -------------
    End of period..............................................................................       11,550,196         1,000,514
                                                                                                    =============     =============

SOCIAL AWARENESS FUND            MAY 31, 1995            STATEMENT OF NET ASSETS

 NUMBER                                                                MARKET
OF SHARES                                                              VALUE
----------                                                        -------------
              COMMON STOCKS - 98.31%
              ADVERTISING - 0.17%
     2,523    Interpublic Group of Cos Inc ....................   $      93,036
                                                                  -------------
              AIRLINES - 0.52%
     3,389  * AMR Corp ........................................         231,299
                                                                  -------------
       744    Delta Air Lines Inc .............................          48,453
                                                                  -------------
                                                                        279,752
              APPLIANCES/FURNISHINGS - 0.24%
     2,226    Whirlpool Corp ..................................         127,160
                                                                  -------------
              AUTO - CARS - 0.78%
     9,588    Chrysler Corp ...................................         418,277
                                                                  -------------
              AUTO - REPLACEMENT PARTS - 1.02%
       443    Cooper Tire & Rubber Co .........................          10,743
     2,750    Echlin Inc ......................................          99,000
     5,180    Genuine Parts Co ................................         203,315
     5,624    Goodyear Tire & Rubber Co .......................         237,614
                                                                  -------------
                                                                        550,672
                                                                  -------------
              BANKS - NEW YORK CITY - 2.06%
     3,805    Bank of New York Inc ............................         155,054
     1,487    Chase Manhattan Corp ............................          68,774
     4,686    Chemical Banking Corp ...........................         216,142
     6,551    Citicorp ........................................         350,479
     4,487    J P Morgan & Co Inc .............................         318,016
                                                                  -------------
                                                                      1,108,465
                                                                  -------------
              BANKS - OTHER - 1.89%
     9,968    BankAmerica Corp ................................         520,828
     3,828    First Union Corp ................................         187,572
     2,322    Fleet Financial Group Inc .......................          80,980
     4,396    Mellon Bank Corp ................................         187,929
       213    Wells Fargo & Co ................................          39,192
                                                                  -------------
                                                                      1,016,501
                                                                  -------------
              BANKS - REGIONAL - 3.58%
     9,126    Banc One Corp ...................................         317,129
       411    Barnett Banks Inc ...............................          20,396
       849    Corestates Financial Corp .......................          28,229
       962    First Fidelity Bancorp Inc ......................          51,106
     1,356    First Interstate Bancorp Inc ....................         113,904
     8,926    Keycorp .........................................         273,359
     7,869    NationsBank Corp ................................         445,582
     5,652    NBD Bancorp Inc .................................         185,810
     5,478    Norwest Corp ....................................         155,438
     5,571    PNC Bank Corp ...................................         150,417
       761    Shawmut National Corp ...........................          22,069
       972    SunTrust Banks Inc ..............................          56,376
     2,894    Wachovia Corp ...................................         109,610
                                                                  -------------
                                                                      1,929,425
                                                                  -------------
              BEVERAGE - BREWERS/
              DISTRIBUTORS - 1.19%
     4,784    Anheuser Busch Cos Inc ..........................         282,854
    11,866    Seagram Ltd .....................................         355,980
                                                                  -------------
                                                                        638,834
                                                                  -------------
              BEVERAGE - SOFT DRINKS - 4.03%
    23,957    Coca Cola Co ....................................       1,482,339
    14,088    Pepsico Inc .....................................         690,312
                                                                  -------------
                                                                      2,172,651
                                                                  -------------
              BROADCASTING - 1.33%
     2,757    Capital Cities/ABC Inc ..........................         266,051
    11,373  * Tele Communications Inc Class A .................         240,255
     4,542  * Viacom Inc Class B ..............................         211,771
                                                                  -------------
                                                                        718,077
                                                                  -------------
              BUILDING MATERIALS - 0.45%
       865    Armstrong World Industries Inc ..................          44,656
     1,647    Lowes Cos Inc ...................................          44,881
     5,408    Masco Corp ......................................         156,156
                                                                  -------------
                                                                        245,693
                                                                  -------------
              CHEMICAL - MAJOR - 1.85%
     1,094    B F Goodrich Co .................................          54,290
     3,121    Morton International Inc ........................          99,092
     7,931    PPG Industries Inc ..............................         330,128
     3,687    Praxair Inc .....................................          91,714
     3,337    Rohm & Haas Co ..................................         196,466
     3,496    W R Grace Co ....................................         224,618
                                                                  -------------
                                                                        996,308
                                                                  -------------
              CHEMICAL - MISCELLANEOUS - 0.63%
     3,068    Great Lakes Chemical Corp .......................         187,148
     2,080    Lubrizol Corp ...................................          72,540
     1,270    Lyondell Petrochemical Co .......................          31,750
     1,216    Nalco Chemical Co ...............................          45,904
                                                                  -------------
                                                                        337,342
                                                                  -------------
              CONGLOMERATES - 0.18%
     1,753    Tyco International Ltd ..........................          94,881
                                                                  -------------
              CONSUMER FINANCE - 0.09%
       899    Beneficial Corp .................................          40,006
       220    MBNA Corp .......................................           7,425
                                                                  -------------
                                                                         47,431
                                                                  -------------
              CONTAINERS - METAL/GLASS - 0.11%
     1,212  * Crown Cork & Seal Inc ...........................          56,964
                                                                  -------------
              CONTAINERS - PAPER - 0.14%
     1,738    Temple Inland Inc ...............................          75,169
                                                                  -------------
              COSMETICS/TOILETRIES - 1.39%
     1,528    Avon Products Inc ...............................         102,949
     5,931    Gillette Co .....................................         500,428
     2,937    International Flavors & Fragrances ..............         144,647
                                                                  -------------
                                                                        748,024
                                                                  -------------
                                       96

              DRUGS - 6.61%
     5,956    American Home Products Corp .....................   $     438,511
       801  * Amgen Inc .......................................          58,073
    12,731    Bristol Myers Squibb Co .........................         845,020
    24,198    Merck & Co Inc ..................................       1,140,331
     6,603    Pfizer Inc ......................................         581,889
     3,561    Schering Plough Corp ............................         280,429
     2,668    Warner Lambert Co ...............................         221,111
                                                                  -------------
                                                                      3,565,364
                                                                  -------------
              ELECTRICAL EQUIPMENT - 1.94%
     5,575    AMP Inc .........................................         237,634
     9,643    Emerson Electric Co .............................         662,956
     1,858    Raychem Corp ....................................          67,585
       514    Thomas & Betts Corp .............................          34,631
       750    W W Grainger Inc ................................          44,906
                                                                  -------------
                                                                      1,047,712
                                                                  -------------
              ENTERTAINMENT - 1.81%
       770    Hasbro Inc ......................................          27,143
     3,881    Mattel Inc ......................................          97,025
     7,865    Time Warner Inc .................................         311,651
     9,695    Walt Disney Co ..................................         539,284
                                                                  -------------
                                                                        975,103
                                                                  -------------
              FINANCE COMPANIES - 0.60%
     1,736    Household International Corp ....................          85,715
     5,670    Travelers Inc ...................................         239,558
                                                                  -------------
                                                                        325,273
                                                                  -------------
              FOODS - 2.97%
    10,518    Archer Daniels Midland Co .......................         194,583
     4,986    Campbell Soup Co ................................         244,937
     4,944    Conagra Inc .....................................         165,006
     3,595    CPC International Inc ...........................         218,396
     2,404    General Mills Inc ...............................         124,708
     5,662    H J Heinz Co ....................................         256,206
       198    Hershey Foods Corp ..............................          10,222
     3,952    Kellogg Co ......................................         265,278
       479    Quaker Oats Co ..................................          16,705
     1,488    Ralston Purina Co ...............................          74,772
       732    Wm Wrigley Jr Co ................................          33,123
                                                                  -------------
                                                                      1,603,936
                                                                  -------------
              FOOTWEAR - 0.29%
     1,272    Nike Inc Class B ................................         100,329
     1,665    Reebok International Ltd ........................          55,778
                                                                  -------------
                                                                        156,107
                                                                  -------------
              FREIGHT - 0.10%
       870  * Federal Express Corp ............................          52,091
                                                                  -------------
              GOLD MINING - 0.56%
       474    Echo Bay Mines Ltd ..............................           4,236
     4,205    Homestake Mining Co .............................          70,959
     8,975    Placer Dome Inc .................................         226,619
                                                                  -------------
                                                                        301,814
                                                                  -------------

              GOVERNMENT SPONSORED - 1.44%
     3,317    Federal Home Loan Mortgage Corp .................   $     225,971
     5,936    Federal National Mortgage Association ...........         552,048
                                                                  -------------
                                                                        778,019
                                                                  -------------
              HARDWARE & TOOLS - 0.11%
       617    Black & Decker Corp .............................          20,361
     1,021    Stanley Works ...................................          40,840
                                                                  -------------
                                                                         61,201
                                                                  -------------
              HEALTHCARE - 0.16%
     2,718    U S Healthcare Inc ..............................          84,428
                                                                  -------------
              HEAVY DUTY TRUCKS/PARTS - 0.31%
       955    Cummins Engine Inc ..............................          43,453
     4,299    Dana Corp .......................................         121,447
                                                                  -------------
                                                                        164,900
                                                                  -------------
              HOSPITAL MANAGEMENT - 0.38%
     5,042    Columbia/HCA Healthcare Corp ..................         206,092
                                                                  -------------
              HOSPITAL SUPPLIES - 3.00%
    12,546    Abbott Laboratories .............................         501,840
     6,113    Baxter International Inc ........................         213,191
    12,387    Johnson & Johnson ...............................         820,639
     1,110    Medtronic Inc ...................................          83,528
                                                                  -------------
                                                                      1,619,198
                                                                  -------------
              HOUSEHOLD PRODUCTS - 1.88%
     3,368    Colgate Palmolive Co ............................         259,336
       741    Newell Co .......................................          18,432
       247    Premark International Inc .......................          12,319
     1,364    Rubbermaid Inc ..................................          43,478
     5,336    Unilever N V - ADR ..............................         679,006
                                                                  -------------
                                                                      1,012,571
                                                                  -------------
              INFORMATION PROCESSING - 7.64%
     1,912    Apple Computer ..................................          79,468
       285    Autodesk Inc ....................................          10,545
     1,128    Automatic Data Processing Inc ...................          70,218
     3,703  * Cisco Systems Inc ...............................         162,006
     4,149  * Compaq Computer Corp ............................         162,330
     2,504    Computer Associates International Inc ...........         164,012
     1,766  * Digital Equipment Corp ..........................          78,808
       166    H & R Block Inc .................................           5,997
    10,710    Hewlett Packard Co ..............................         708,199
    10,979    International Business Machine Corp .............       1,023,792
     8,651  * Microsoft Corp ..................................         732,632
     1,243  * Novell Inc ......................................          24,005
     6,929  * Oracle Systems Inc ..............................         240,783
     4,100    Pitney Bowes Inc ................................         151,700
     1,456  * Silicon Graphics Inc ............................          56,602
       555  * Sun Microsystems Inc ............................          24,975
     1,333  * Tandem Computers Inc ............................          17,662
     3,588    Xerox Corp ......................................         406,790
                                                                  -------------
                                                                      4,120,524
                                                                  -------------
                                       97

              INSURANCE - CASUALTY - 0.17%
       511    Chubb Corp ......................................   $      42,094
       930    St Paul Companies Inc ...........................          47,314
                                                                  -------------
                                                                         89,408
                                                                  -------------
              INSURANCE - LIFE - 0.31%
       149    Lincoln National Corp ...........................           6,742
     2,705    Transamerica Corp ...............................         161,624
                                                                  -------------
                                                                        168,366
                                                                  -------------
              INSURANCE - MISCELLANEOUS - 0.28%
       512    General Reinsurance Corp ........................          69,312
     2,209    United Healthcare Corp ..........................          82,285
                                                                  -------------
                                                                        151,597
                                                                  -------------
              INSURANCE - MULTILINE - 2.48%
     2,026    Aetna Life & Casualty Co ........................         120,800
     7,700    American International Group Inc ................         875,875
     2,558    Cigna Corp ......................................         191,211
     1,575    Marsh & McLennan Cos Inc ........................         125,409
       623    Providian Corp ..................................          22,662
                                                                  -------------
                                                                      1,335,957
                                                                  -------------
              MACHINERY - AGRICULTURE - 0.44%
     2,724    Deere & Co ......................................         235,626
                                                                  -------------
              MACHINERY - CONSTRUCTION & CONTRACTS - 0.59%
     5,323    Caterpillar Inc .................................         320,711
                                                                  -------------
              MACHINERY - INDUSTRIAL/SPECIALTY - 1.09%
     6,964    Cooper Industries Inc ...........................         257,668
       811    Dover Corp ......................................          53,222
     2,981    Illinois Tool Works Inc .........................         148,305
     1,823    Ingersoll Rand Co ...............................          67,907
       948    Johnson Controls Inc ............................          54,273
       372    Pall Corp .......................................           8,184
                                                                  -------------
                                                                        589,559
                                                                  -------------
              MERCHANDISE - SPECIALTY - 0.78%
       144    American Greetings Corp Class A .................           4,068
       582    Gap Inc .........................................          20,006
     5,921    Home Depot Inc ..................................         246,462
     4,383    Limited Inc .....................................          97,522
     2,199  * Toys R Us Inc ...................................          55,525
                                                                  -------------
                                                                        423,583
                                                                  -------------
              MERCHANDISING - DEPARTMENT - 0.46%
     1,090    Dayton Hudson Corp ..............................          77,254
     4,398    May Department Stores Co ........................         172,622
                                                                  -------------
                                                                        249,876
                                                                  -------------
              MERCHANDISING - FOOD - 0.30%
     3,896    Albertsons Inc ..................................         109,088
       823    American Stores Co ..............................          21,501
       593    Winn Dixie Stores Inc ...........................          34,023
                                                                  -------------
                                                                        164,612
                                                                  -------------
              MERCHANDISING - MASS - 3.50%
     5,395    J C Penney Inc ..................................         254,239
     7,781    K Mart Corp .....................................          99,208
     8,748    Sears Roebuck & Co ..............................         493,169
    41,563    Wal Mart Stores Inc .............................       1,039,075
                                                                  -------------
                                                                      1,885,691
                                                                  -------------
              METALS - ALUMINUM - 1.11%
     7,726    Alcan Aluminium Ltd .............................         228,883
     6,476    Aluminum Co of America ..........................         301,134
     1,368    Reynolds Metal Co ...............................          67,545
                                                                  -------------
                                                                        597,562
                                                                  -------------
              METALS - COPPER - 0.16%
     2,024    Newmont Mining Corp .............................          84,502
                                                                  -------------
              METALS - MISCELLANEOUS - 0.25%
     1,100    Cyprus Amax Minerals Co .........................          29,150
       499    Englehard Corp ..................................          20,771
     3,395    Inco Ltd ........................................          84,875
                                                                  -------------
                                                                        134,796
                                                                  -------------
              METALS - STEEL - 0.23%
       648    CBI Industries Inc ..............................          16,362
     1,235    Nucor Corp ......................................          58,971
     1,490    USX US Steel Group ..............................          47,680
                                                                  -------------
                                                                        123,013
                                                                  -------------
              MISCELLANEOUS - 0.27%
     4,549    Corning Inc .....................................         145,568
                                                                  -------------
              NATURAL GAS - DIVERSIFIED - 0.28%
     4,010    Panhandle Eastern Corp ..........................         100,751
     1,546    Sonat Inc .......................................          50,825
                                                                  -------------
                                                                        151,576
                                                                  -------------
              OIL - INTEGRATED DOMESTIC - 3.16%
     3,574    Amerada Hess Corp ...............................         181,381
     3,148    Ashland Oil Inc .................................         116,870
     3,997    Burlington Resources Inc ........................         165,876
     1,514    Mapco Inc .......................................          89,137
     3,070  * Oryx Energy Corp ................................          44,131
     2,261    Pennzoil Co .....................................         111,637
    14,174    Phillips Petroleum Co ...........................         513,808
     7,093    Sun Co ..........................................         223,430
    13,021    USX Marathon Group ..............................         258,792
                                                                  -------------
                                                                      1,705,062
                                                                  -------------
              OIL - INTEGRATED INTERNATIONAL - 3.33%
    34,257    Chevron Corp ....................................       1,682,875
     2,618    Murphy Oil Corp .................................         114,538
                                                                  -------------
                                                                      1,797,413
                                                                  -------------
              OIL - SERVICES - 1.58%
     1,382    Baker Hughes Inc ................................          31,095
     6,426    Dresser Industries Inc ..........................         146,995

                                       98

     2,128    Halliburton Co ..................................   $      82,992
     9,116    Schlumberger Ltd ................................         592,540
                                                                  -------------
                                                                        853,622
                                                                  -------------
              PAPER/FOREST PRODUCTS - 2.01%
     1,067    Alco Standard Corp ..............................          76,424
     1,202    Avery Dennison Corp .............................          49,583
       994    Boise Cascade Corp ..............................          32,802
     4,471    Kimberly Clark Corp .............................         268,260
     2,070    Mead Corp .......................................         111,521
     3,688    Scott Paper Co ..................................         159,967
     7,451    Weyerhaeuser Co .................................         326,913
     1,198    Willamette Industries Inc .......................          60,200
                                                                  -------------
                                                                      1,085,670
                                                                  -------------
              PHOTOGRAPHY - 0.07%
       970    Polaroid Corp ...................................          35,769
                                                                  -------------
              POLLUTION CONTROL - 0.93%
     2,255    Browning Ferris Industries Inc ..................          80,334
    15,556    WMX Technologies Inc ............................         423,901
                                                                  -------------
                                                                        504,235
                                                                  -------------
              PUBLISHING - NEWS - 0.44%
     3,036    Dow Jones & Co Inc ..............................         110,814
     2,372    Gannett Inc .....................................         126,902
                                                                  -------------
                                                                        237,716
                                                                  -------------
              PUBLISHING/PRINTING - 0.91%
     8,897    Dun & Bradstreet Corp ...........................         471,541
       910    Moore Corp Ltd ..................................          19,906
                                                                  -------------
                                                                        491,447
                                                                  -------------
              RAILROAD - 1.98%
       992    Burlington Northern Inc .........................          60,636
     2,130    Conrail Inc .....................................         115,020
     2,572    CSX Corp ........................................         196,115
     4,357    Norfolk Southern Corp ...........................         298,455
     7,209    Union Pacific Corp ..............................         399,198
                                                                  -------------
                                                                      1,069,424
                                                                  -------------
              RESTAURANTS - 1.14%
     2,404  * Darden Restaurants ..............................          26,444
    15,459    McDonalds Corp ..................................         585,510
                                                                  -------------
                                                                        611,954
                                                                  -------------
              SAVINGS & LOAN - 0.04%
     1,001    Great Western Financial Corp ....................          21,897
                                                                  -------------
              SECURITIES RELATED - 1.99%
    12,702    American Express Co .............................         452,509
     2,270    Dean Witter Discover & Co .......................         108,109
     5,406    Merrill Lynch & Co Inc ..........................         254,082
     1,847    Morgan Stanley Group Inc ........................         140,603
     2,863    Salomon Inc .....................................         117,383
                                                                  -------------
                                                                      1,072,686
                                                                  -------------
              SEMICONDUCTORS - 2.01%
     2,008  * Advanced Micro Devices Inc ......................          66,013
     1,117  * Applied Materials Inc ...........................          86,009
     7,033    Intel Corp ......................................         789,454
     3,212    Micron Technology Inc ...........................         143,336
                                                                  -------------
                                                                      1,084,812
                                                                  -------------
              TELECOMMUNICATIONS - 0.87%
       391  * Airtouch Communications .........................          10,655
     4,547    ALLTEL Corp .....................................         111,970
       650  * DSC Communications Corp .........................          24,050
     8,447    Northern Telecommunications Ltd .................         324,154
                                                                  -------------
                                                                        470,829
                                                                  -------------
              TEXTILE - PRODUCTS - 0.13%
     1,263    V F Corp ........................................          67,255
                                                                  -------------
              TRUCKERS - 0.09%
       527    Roadway Services Inc ............................          24,637
       909    Ryder System Inc ................................          23,066
                                                                  -------------
                                                                         47,703
                                                                  -------------
              UTILITIES - COMMUNICATION - 9.78%
     8,673    Ameritech Corp ..................................         384,864
    31,698    AT & T Corp .....................................       1,608,650
    10,184    Bell Atlantic Corp ..............................         567,758
    10,869    Bellsouth Corp ..................................         667,085
     7,131    MCI Communications Corp .........................         144,403
    11,507    Nynex Corp ......................................         480,417
    14,443    Pacific Telesis Group ...........................         386,350
    10,781    SBC Communications Inc ..........................         485,145
     3,490    Sprint Corp .....................................         116,915
    10,540    U S West Inc ....................................         434,775
                                                                  -------------
                                                                      5,276,362
                                                                  -------------
              UTILITIES - ELECTRIC - 2.45%
     8,021    Allegheny Power System Inc ......................         199,522
     7,557    Cinergy Corp ....................................         201,205
       288    Ipalco Enterprises ..............................           9,432
     1,139    Montana Power Co ................................          26,055
     1,371    Oklahoma Gas & Electric Co ......................          48,328
    19,114    PacifiCorp ......................................         377,502
     7,951    Potomac Electric Power Co .......................         162,002
     4,214    Public Service Co of Colorado ...................         138,009
     4,322    Puget Sound Power & Light Co ....................          98,866
       534    Teco Energy Inc .................................          11,748
     1,756    Utilicorp United Inc ............................          50,046
                                                                  -------------
                                                                      1,322,715
                                                                  -------------
              UTILITIES - GAS, PIPELINE - 1.25%
       513  * Columbia Gas System Inc .........................          15,390
     3,612    Consolidated Natural Gas Co .....................         144,029
     7,427    Enron Corp ......................................         271,086
       679    Nicor Inc .......................................          18,078
     3,658    Pacific Enterprises .............................          92,365
     1,215    Peoples Energy Corp .............................          32,501
     3,024    Williams Cos Inc ................................         102,816
                                                                  -------------
                                                                        676,265
                                                                  -------------
                                       99
              TOTAL COMMON STOCKS
              (Cost $47,160,938)...............................   $  53,013,834
                                                                  =============
   PAR VALUE
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 1.29%
              CONSUMER FINANCE - 1.29%
              Sears Roebuck Acceptance Corp:
$  219,000    5.80% due 06/01/95 ..............................         219,000
   475,000    5.80% due 06/02/95 ..............................         474,924
                                                                  -------------
                                                                        693,924
                                                                  -------------
              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $693,924)..................................         693,924
                                                                  -------------
              UNITED STATES GOVERNMENT -
              SHORT TERM - 0.04%
    25,000    United States Treasury Bills, 5.735% due
              06/22/95 (Cost $24,916)..........................          24,916
                                                                  -------------
              TOTAL INVESTMENTS
              (Cost $47,879,778) - 99.64%......................      53,732,674
              Other assets and liabilities, net - 0.36%........         194,417
                                                                  -------------
              NET ASSETS (equivalent to $13.02 per share on
              4,143,021 shares outstanding) - 100%.............   $  53,927,091
                                                                  =============
           *Non-income producing
                                                                    UNREALIZED
   CONTRACTS                                                       APPRECIATION
   ---------                                                      -------------
              FUTURES CONTRACTS PURCHASED (1) (Delivery
              month/Value at 05/31/95)
     2(2)     S&P 500 Index Futures (June/$533.35).............   $      17,950
                                                                  =============
             (1) U.S. Treasury Bills with a market value of approximately $25,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

             (2)  Per 500
-------------------------------------------------------------------------------
Net Assets Represented By:
Capital stock, $.01 par value per share, 1,000,000,000 shares
  authorized, 4,143,021 shares outstanding ..................   $    41,430
Additional paid in capital ..................................    46,998,684
Undistributed net realized gain on securities ...............     1,016,131
Unrealized appreciation of:
  Investments .............................       $ 5,852,896
  Futures .................................            17,950     5,870,846
                                                  -----------   -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING .................   $53,927,091
                                                                ===========
SEE NOTES TO FINANCIAL STATEMENTS.

SOCIAL AWARENESS FUND                                       FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends....................................................................................................  $  1,332,818
Interest.....................................................................................................        10,494
                                                                                                               ------------
    Total investment income..................................................................................     1,343,312
                                                                                                               ------------
EXPENSES:
Advisory fees................................................................................................       238,741
Custodian and accounting services............................................................................        24,719
Reports to shareholders......................................................................................         6,580
Audit fees...................................................................................................         3,716
Directors' fees and expenses.................................................................................         2,018
Miscellaneous................................................................................................         4,318
                                                                                                               ------------
    Total expenses...........................................................................................       280,092
                                                                                                               ------------
NET INVESTMENT INCOME........................................................................................     1,063,220
                                                                                                               ------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments...............................................................................   $  2,352,412
    Futures contracts.........................................................................          3,885     2,356,297
                                                                                                 ------------
Net unrealized appreciation of securities during the year:
    Investments...............................................................................      4,798,225
    Futures contracts.........................................................................         17,950     4,816,175
                                                                                                 ------------  ------------
Net realized and unrealized gain on securities during the year...............................................     7,172,472
                                                                                                               ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................  $  8,235,692
                                                                                                               ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                     1995           1994
                                                                                                 ------------    ----------
OPERATIONS:
Net investment income.........................................................................   $  1,063,220    $  898,611
Net realized gain on securities...............................................................      2,356,297     1,700,299
Net unrealized appreciation (depreciation) of securities during the year......................      4,816,175    (1,911,622)
                                                                                                 ------------    ----------
    Increase in net assets resulting from operations..........................................      8,235,692       687,288
                                                                                                 ------------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................................................     (1,067,168)     (898,661)
Net realized gain on securities...............................................................     (2,755,148)     (407,216)
                                                                                                 ------------    ----------
    Decrease in net assets resulting from distributions to shareholders.......................     (3,822,316)   (1,305,877)
                                                                                                 ------------    ----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..............................................................      6,436,649     12,845,561
Proceeds from capital stock issued for distributions reinvested...............................      3,822,316      1,305,877
                                                                                                  -----------    -----------
                                                                                                   10,258,965     14,151,438
Cost of capital stock repurchased.............................................................     (6,474,724)    (1,969,138)
                                                                                                  -----------    -----------
    Increase in net assets resulting from capital stock transactions..........................      3,784,241     12,182,300
                                                                                                  -----------    -----------
TOTAL INCREASE IN NET ASSETS..................................................................      8,197,617     11,563,711

NET ASSETS:
Beginning of year.............................................................................     45,729,474     34,165,763
                                                                                                 ------------    -----------
End of year (including undistributed net investment income of $0 and $4,889)..................   $ 53,927,091    $45,729,474
                                                                                                 ============    ===========

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..................................................................        537,130      1,051,900
Shares issued for distributions reinvested....................................................        336,272        106,851
Shares of capital stock repurchased ..........................................................       (547,073)      (161,494)
                                                                                                 ------------     ----------
    Increase in shares outstanding............................................................        326,329        997,257
Shares outstanding:
    Beginning of year.........................................................................      3,816,692      2,819,435
    End of year...............................................................................      4,143,021      3,816,692
                                                                                                 ============     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

TIMED OPPORTUNITY FUND        May 31, 1995               STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
OF SHARES                                                              VALUE
--------                                                               ------
              COMMON STOCKS - 42.25%
              AEROSPACE/DEFENSE - 0.62%
      2,019   Boeing Co .........................................  $    118,869
      3,872   General Dynamics Corp .............................       169,400
      6,352   Lockheed Corp .....................................       377,944
      2,714   McDonnell Douglas Corp ............................       196,087
      1,538   Northrop Corp .....................................        80,553
      1,917   Raytheon Co .......................................       148,568
        412   Rockwell International Corp .......................        18,798
        469   United Technologies Corp ..........................        35,585
                                                                   ------------
                                                                      1,145,804
                                                                   ------------
              AIRLINES - 0.07%
      1,518 * AMR Corp ..........................................       103,604
        271   Delta Air Lines Inc ...............................        17,649
                                                                   ------------
                                                                        121,253
                                                                   ------------
              APPLIANCES/FURNISHINGS - 0.03%
        612   Whirlpool Corp ....................................        34,961
      2,308 * Zenith Electronics Corp ...........................        17,887
                                                                   ------------
                                                                         52,848
                                                                   ------------
              AUTO - CARS - 0.81%
      5,873   Chrysler Corp .....................................       256,210
     19,346   Ford Motor Co .....................................       565,871
     13,919   General Motors Corp ...............................       668,112
                                                                   ------------
                                                                      1,490,193
                                                                   ------------
              AUTO - REPLACEMENT PARTS - 0.56%
     13,867   Cooper Tire & Rubber Co ...........................       336,275
      3,603   Echlin Inc ........................................       129,708
      6,767   Genuine Parts Co ..................................       265,605
      7,708   Pep Boys Manny Moe & Jack Co ......................       214,861
      5,467   SPX Corp ..........................................        71,754
                                                                   ------------
                                                                      1,018,203
                                                                   ------------
              BANKS - NEW YORK CITY - 0.39%
      3,174   Chemical Banking Corp .............................       146,401
      4,016   Citicorp ..........................................       214,856
      4,961   J P Morgan & Co Inc ...............................       351,611
                                                                   ------------
                                                                        712,868
                                                                   ------------
              BANKS - OTHER - 0.49%
      4,759   BankAmerica Corp ..................................       248,658
        784   First Union Corp ..................................        38,416
        603   Fleet Financial Group Inc .........................        21,030
     10,677   National City Corp ................................       324,314
      1,397   Wells Fargo & Co ..................................       257,048
                                                                   ------------
                                                                        889,466
                                                                   ------------
              BANKS - REGIONAL - 1.48%
      2,894   Barnett Banks Inc .................................       143,615
      2,380   First Fidelity Bancorp Inc ........................       126,438
      3,689   First Interstate Bancorp Inc ......................       309,876
     16,407   Keycorp ...........................................       502,464
     10,032   NationsBank Corp ..................................       568,062
      9,804   NBD Bancorp Inc ...................................       322,307
     11,015   Norwest Corp ......................................       312,551
      2,772   Shawmut National Corp .............................        80,388
      3,587   SunTrust Banks Inc ................................       208,046
      3,943   Wachovia Corp .....................................       149,341
                                                                   ------------
                                                                      2,723,088
                                                                   ------------
              BEVERAGE - BREWERS/
              DISTRIBUTORS - 0.30%
      1,585   Anheuser Busch Cos Inc ............................        93,713
     15,054   Seagram Ltd .......................................       451,620
                                                                   ------------
                                                                        545,333
                                                                   ------------
              BEVERAGE - SOFT DRINKS - 1.43%
     26,815   Coca Cola Co ......................................     1,659,178
     19,765   Pepsico Inc .......................................       968,485
                                                                   ------------
                                                                      2,627,663
                                                                   ------------
              BROADCASTING - 0.57%
      3,376   Capital Cities/ABC Inc ............................       325,784
        305   CBS Inc ...........................................        20,435
      4,087   Comcast Corp Class A ..............................        71,523
     15,008 * Tele Communications Inc Class A ...................       317,044
      6,552 * Viacom Inc Class B ................................       305,487
                                                                   ------------
                                                                      1,040,273
                                                                   ------------
              BUILDING MATERIALS - 0.14%
        755   Armstrong World Industries Inc ....................        38,977
      7,936   Lowes Cos Inc .....................................       216,256
                                                                   ------------
                                                                        255,233
                                                                   ------------
              CHEMICAL - MAJOR - 1.04%
      1,109   B F Goodrich Co ...................................        55,034
      6,773   Dow Chemical Co ...................................       496,969
      9,151   Du Pont E I De Nemours & Co .......................       621,124
      2,260   Monsanto Co .......................................       188,145
        191   Morton International Inc ..........................         6,064
      2,880   PPG Industries Inc ................................       119,880
      6,520   Praxair Inc .......................................       162,185
      1,682   Rohm & Haas Co ....................................        99,028
      5,227   Union Carbide Corp ................................       152,890
                                                                   ------------
                                                                      1,901,319
                                                                   ------------
              CHEMICAL - MISCELLANEOUS - 0.51%
      3,179   Eastman Chemical Co ...............................       190,740
      1,436   Ecolab Inc ........................................        36,439
      2,103 * FMC Corp ..........................................       135,381
      4,792   Great Lakes Chemical Corp .........................       292,312
      7,406   Nalco Chemical Co .................................       279,577
                                                                   ------------
                                                                        934,449
                                                                   ------------
              COAL - 0.01%
         65   NACCO Industries Inc Class A ......................         3,900
                                                                   ------------
              CONGLOMERATES - 0.48%
      6,433   Allied Signal Inc .................................       259,732
      1,280   Dial Corp .........................................        31,360
      4,415   Ogden Corp ........................................        97,130

      2,130   Teledyne Inc ......................................  $     51,919
         27   Teledyne Inc (Preferred) ..........................           375
      4,147   Tenneco Inc .......................................       199,056
      2,821   Textron Inc .......................................       171,728
      1,371   Tyco International Ltd ............................        74,205
                                                                   ------------
                                                                        885,505
                                                                   ------------
              CONSUMER FINANCE - 0.06%
      1,936   Beneficial Corp ...................................        86,152
        617   MBNA Corp .........................................        20,824
                                                                   ------------
                                                                        106,976
                                                                   ------------
              CONTAINERS - METAL/GLASS - 0.06%
      2,291 * Crown Cork & Seal Inc .............................       107,677
                                                                   ------------
              CONTAINERS - PAPER - 0.14%
      5,961   Temple Inland Inc .................................       257,813
                                                                   ------------
              COSMETICS/TOILETRIES - 0.22%
      4,907   Gillette Co .......................................       414,028
                                                                   ------------
              DRUGS - 2.65%
      2,318   Allergan Inc ......................................        61,717
         73 * Allergan Ligand Retinoid
              Therapeutics Inc (Rights) .........................            64
      9,018 * Alza Corp .........................................       188,251
      7,591   American Home Products Corp .......................       558,887
      2,069 * Amgen Inc .........................................       150,003
     12,065   Bristol Myers Squibb Co ...........................       800,814
      2,708   Eli Lilly & Co ....................................       202,085
     29,514   Merck & Co Inc ....................................     1,390,847
      7,793   Pfizer Inc ........................................       686,758
      7,588   Schering Plough Corp ..............................       597,555
      5,701   Upjohn Co .........................................       207,374
        198   Warner Lambert Co .................................        16,409
                                                                   ------------
                                                                      4,860,764
                                                                   ------------
              ELECTRICAL EQUIPMENT - 1.78%
      2,502   Emerson Electric Co ...............................       172,013
     39,148   General Electric Co ...............................     2,270,584
      8,949   Raychem Corp ......................................       325,520
      2,411   Thomas & Betts Corp ...............................       162,441
      4,372   W W Grainger Inc ..................................       261,774
      4,380   Westinghouse Electric Corp ........................        63,510
                                                                   ------------
                                                                      3,255,842
                                                                   ------------
              ELECTRONIC INSTRUMENTS - 0.13%
      1,700   General Signal Corp ...............................        62,900
     12,370 * Intergraph Corp ...................................       166,995
                                                                   ------------
                                                                        229,895
                                                                   ------------
              ENTERTAINMENT - 0.53%
      2,504   Hasbro Inc ........................................        88,266
      2,519   Time Warner Inc ...................................        99,815
     13,934   Walt Disney Co ....................................       775,079
                                                                   ------------
                                                                        963,160
                                                                   ------------
              FERTILIZERS - 0.08%
      6,731   First Mississippi Corp ............................       155,654
                                                                   ------------

              FINANCE COMPANIES - 0.10%
      2,626   Household International Inc .......................       129,659
      1,145   Travelers Inc .....................................        48,376
                                                                   ------------
                                                                        178,035
                                                                   ------------
              FOODS - 1.00%
     15,259   Archer Daniels Midland Co .........................       282,292
      5,977   Campbell Soup Co ..................................       293,620
      2,928   Conagra Inc .......................................        97,722
      5,505   General Mills Inc .................................       285,572
      2,761   H J Heinz Co ......................................       124,935
        431   Hershey Foods Corp ................................        22,250
      1,734   Kellogg Co ........................................       116,395
        956   Pioneer Hi Bred International Inc .................        37,523
      3,103   Ralston Purina Co .................................       155,926
     15,178   Sara Lee Corp .....................................       423,087
                                                                   ------------
                                                                      1,839,322
                                                                   ------------
              FOOTWEAR - 0.23%
      1,109   Brown Group Inc ...................................        24,259
      2,301   Nike Inc Class B ..................................       181,491
      6,291   Reebok International Ltd ..........................       210,749
        400   Stride Rite Corp ..................................         4,500
                                                                   ------------
                                                                        420,999
                                                                   ------------
              FREIGHT - 0.26%
      2,957 * Federal Express Corp ..............................       177,050
     12,444   Pittston Services Group ...........................       300,212
                                                                   ------------
                                                                        477,262
                                                                   ------------
              GOLD MINING - 0.19%
      6,022   Barrick Gold Corp .................................       152,056
      1,691   Echo Bay Mines Ltd ................................        15,113
      6,165   Homestake Mining Co ...............................       104,034
      3,145   Placer Dome Inc ...................................        79,411
                                                                   ------------
                                                                        350,614
                                                                   ------------
              GOVERNMENT SPONSORED - 0.19%
        438   Federal Home Loan
                Mortgage Corp ...................................        29,839
      3,470   Federal National Mortgage
                Association .....................................       322,710
                                                                   ------------
                                                                        352,549
                                                                   ------------
              HARDWARE & TOOLS - 0.06%
      2,640   Stanley Works .....................................       105,600
                                                                   ------------
              HEALTHCARE - 0.17%
     10,138   U S Healthcare Inc ................................       314,912
                                                                   ------------
              HEAVY DUTY TRUCKS/PARTS - 0.12%
      2,976   Cummins Engine Inc ................................       135,408
      2,678   Dana Corp .........................................        75,654
                                                                   ------------
                                                                        211,062
                                                                   ------------
                                       103

              HOME BUILDERS - 0.12%
        648   Centex Corp .......................................  $     18,630
      7,586   Pulte Corp ........................................       207,667
                                                                   ------------
                                                                        226,297
                                                                   ------------
              HOSPITAL MANAGEMENT - 0.24%
         89 * Beverly Enterprises Inc ...........................         1,012
      8,573   Columbia/HCA Healthcare Corp ......................       350,421
      2,896   Manor Care Inc ....................................        84,708
                                                                   ------------
                                                                        436,141
                                                                   ------------
              HOSPITAL SUPPLIES - 0.75%
      7,863   Abbott Laboratories ...............................       314,520
      2,936   Baxter International Inc ..........................       102,393
        333   Becton Dickinson & Co .............................        19,148
     13,518   Johnson & Johnson .................................       895,568
         93   Medtronic Inc .....................................         6,998
      1,656   United States Surgical Corp .......................        34,155
                                                                   ------------
                                                                      1,372,782
                                                                   ------------
              HOUSEHOLD PRODUCTS - 1.04%
      2,667   Clorox Co .........................................       159,687
      3,777   Minnesota Mining &
                Manufacturing Co ................................       226,148
     14,540   Procter & Gamble Co ...............................     1,045,063
      4,420   Rubbermaid Inc ....................................       140,888
      2,633   Unilever N V - ADR ................................       335,049
                                                                   ------------
                                                                      1,906,835
                                                                   ------------
              INFORMATION PROCESSING - 3.05%
      2,980 * Amdahl Corp .......................................        38,740
      1,545   Apple Computer ....................................        64,214
      8,877   Autodesk Inc ......................................       328,449
      6,388   Automatic Data Processing Inc .....................       397,653
      5,350 * Cisco Systems Inc .................................       234,063
      3,785 * Compaq Computer Corp ..............................       148,088
      4,973   Computer Associates
                International Inc ...............................       325,732
      1,667 * Computer Sciences Corp ............................        88,351
        115 * Computer Vision ...................................           647
         77 * Harris Computer Systems Inc .......................         1,174
     10,344   Hewlett Packard Co ................................       683,997
     11,346   International Business
                Machine Corp ....................................     1,058,010
      4,926 * Lotus Development Corp ............................       150,243
      7,055 * Microsoft Corp ....................................       597,470
     14,074 * Oracle Systems Corp ...............................       489,072
      7,878   Pitney Bowes Inc ..................................       291,486
      2,807 * Silicon Graphics Inc ..............................       109,122
     13,016 * Tandem Computers Inc ..............................       172,462
      3,715   Xerox Corp ........................................       421,188
                                                                   ------------
                                                                      5,600,161
                                                                   ------------
              INSURANCE - CASUALTY - 0.25%
      3,197   Chubb Corp ........................................       263,353
      3,808   St Paul Companies Inc .............................       193,732
                                                                   ------------
                                                                        457,085
                                                                   ------------
              INSURANCE - LIFE - 0.12%
      3,579   Lincoln National Corp .............................       161,950
      1,365   Torchmark Corp ....................................        54,429
         74   Transamerica Corp .................................         4,422
                                                                   ------------
                                                                        220,801
                                                                   ------------
              INSURANCE - MISCELLANEOUS - 0.43%
      2,365   General Reinsurance Corp ..........................       320,162
     11,561   United Healthcare Corp ............................       430,647
        693   UNUM Corp .........................................        29,626
                                                                   ------------
                                                                        780,435
                                                                   ------------
              INSURANCE - MULTILINE - 0.85%
      2,816   Aetna Life & Casualty Co ..........................       167,904
      7,749   American International Group Inc ..................       881,449
      2,570   Cigna Corp ........................................       192,108
      2,398   Marsh & McLennan Cos Inc ..........................       190,941
      3,690   Providian Corp ....................................       134,224
                                                                   ------------
                                                                      1,566,626
                                                                   ------------
              LODGING - 0.03%
      1,270 * Promus Cos Inc ...................................        53,181
                                                                   ------------
              MACHINERY - AGRICULTURE - 0.03%
        649   Deere & Co ........................................        56,139
                                                                   ------------
              MACHINERY - CONSTRUCTION & CONTRACTS - 0.04%
      1,320   Fluor Corp ........................................        65,340
                                                                   ------------
              MACHINERY - INDUSTRIAL/SPECIALTY - 0.19%
      1,250   Briggs & Stratton Corp ............................        44,375
      8,190   Cooper Industries Inc .............................       303,030
                                                                   ------------
                                                                        347,405
                                                                   ------------
              MERCHANDISE - DRUG - 0.28%
      9,515   Rite Aid Corp .....................................       225,981
      5,849   Walgreen Co .......................................       281,483
                                                                   ------------
                                                                        507,464
                                                                   ------------
              MERCHANDISE - SPECIALTY - 0.56%
      4,211   American Greetings Corp Class A ...................       118,961
      2,556   Charming Shoppes Inc ..............................        11,183
     14,942   Home Depot Inc ....................................       621,961
      4,122   Jostens Inc .......................................        82,955
      2,081   Nordstrom Inc .....................................        86,362
      9,686 * Price Enterprises Inc .............................       115,021
                                                                   ------------
                                                                      1,036,443
                                                                   ------------
              MERCHANDISING - DEPARTMENT - 0.10%
      2,301   Dayton Hudson Corp ................................       163,083
        146   Dillard Department Stores Inc Class A .............         4,198
        303   May Department Stores Co ..........................        11,893
                                                                   ------------
                                                                        179,174
                                                                   ------------
                                       104

              MERCHANDISING - FOOD - 0.30%
      6,816 * Kroger Co .........................................  $    177,216
      2,662   Supervalu Inc .....................................        75,534
      6,392   Sysco Corp ........................................       173,383
      2,060   Winn Dixie Stores Inc .............................       118,193
                                                                   ------------
                                                                        544,326
                                                                   ------------
              MERCHANDISING - MASS - 0.97%
      6,585   Sears Roebuck & Co ................................       371,229
     56,658   Wal Mart Stores Inc ...............................     1,416,450
                                                                   ------------
                                                                      1,787,679
                                                                   ------------
              METALS - ALUMINUM - 0.19%
      2,634   Alcan Aluminium Ltd ...............................        78,032
      2,302   Aluminum Co of America ............................       107,043
      3,274   Reynolds Metal Co .................................       161,654
                                                                   ------------
                                                                        346,729
                                                                   ------------
              METALS - COPPER - 0.08%
      1,507   Newmont Mining Corp ...............................        62,917
      1,540   Phelps Dodge Corp .................................        84,893
                                                                   ------------
                                                                        147,810
                                                                   ------------
              METALS - STEEL - 0.10%
      5,111 * Armco Inc .........................................        32,583
        407 * Bethlehem Steel Corp ..............................         6,003
      2,076   Nucor Corp ........................................        99,129
      1,473   USX US Steel Group ................................        47,136
                                                                   ------------
                                                                        184,851
                                                                   ------------
              MISCELLANEOUS - 0.03%
      1,697   Corning Inc .......................................        54,304
                                                                   ------------

              MOBILE HOMES - 0.04%
      1,343   Fleetwood Enterprises Inc .........................        27,867
      3,088   Skyline Corp ......................................        56,356
                                                                   ------------
                                                                         84,223
                                                                   ------------
              NATURAL GAS - DIVERSIFIED - 0.09%
      4,354   NorAm Energy Corp .................................        28,845
        784   Panhandle Eastern Corp ............................        19,698
      3,531   Sonat Inc .........................................       116,082
                                                                   ------------
                                                                        164,625
                                                                   ------------
              OIL - INTEGRATED DOMESTIC - 1.26%
      2,662   Amerada Hess Corp .................................       135,097
      5,933   Amoco Corp ........................................       405,669
      6,763   Atlantic Richfield Co .............................       785,353
      1,086   Burlington Resources Inc ..........................        45,069
        838   Kerr McGee Corp ...................................        46,719
      1,135   Occidental Petroleum Corp .........................        26,105
      1,371   Pennzoil Co .......................................        67,693
      9,045   Phillips Petroleum Co .............................       327,881
      5,557   Sun Co ............................................       175,046
      9,003   Unocal Corp .......................................       266,714
      1,618   USX Marathon Group ................................        32,158
                                                                   ------------
                                                                      2,313,504
                                                                   ------------
              OIL - INTEGRATED INTERNATIONAL - 2.74%
      8,774   Chevron Corp ......................................       431,023
     26,921   Exxon Corp ........................................     1,921,486
      8,420   Mobil Corp ........................................       845,158
     11,144   Royal Dutch Petroleum Co - ADR ....................     1,412,502
      6,006   Texaco Inc ........................................       411,411
                                                                   ------------
                                                                      5,021,580
                                                                   ------------
              OIL - SERVICES - 0.46%
     10,575   Dresser Industries Inc ............................       241,903
      8,383   Halliburton Co ....................................       326,937
      5,046   McDermott International Inc .......................       132,458
      1,162   Schlumberger Ltd ..................................        75,530
      1,572 * Western Atlas Inc .................................        70,937
                                                                   ------------
                                                                        847,765
                                                                   ------------
              OIL/GAS PRODUCERS - 0.01%
        658   Louisiana Land & Exploration Co ...................        25,498
                                                                   ------------

              PAPER/FOREST PRODUCTS - 0.78%
      2,862   Alco Standard Corp ................................       204,991
      1,631   Georgia Pacific Corp ..............................       126,810
      2,060   International Paper Co ............................       161,968
      3,931   Kimberly Clark Corp ...............................       235,860
      4,345   Louisiana Pacific Corp ............................        96,676
      3,804   Mead Corp .........................................       204,941
      2,275   Potlatch Corp .....................................        97,541
      1,550   Scott Paper Co ....................................        67,231
      5,632 * Stone Container Corp ..............................        98,560
      1,955   Union Camp Corp ...................................       101,416
        938   Westvaco Corp .....................................        40,100
                                                                   ------------
                                                                      1,436,094
                                                                   ------------
              PHOTOGRAPHY - 0.19%
      3,689   Eastman Kodak Co ..................................       222,723
      3,524   Polaroid Corp .....................................       129,948
                                                                   ------------
                                                                        352,671
                                                                   ------------
              POLLUTION CONTROL - 0.23%
     15,817   WMX Technologies Inc ..............................       431,013
                                                                   ------------

              PUBLISHING - NEWS - 0.13%
      3,392   Dow Jones & Co Inc ................................       123,808
      2,177   Knight-Ridder Inc .................................       120,279
                                                                   ------------
                                                                        244,087
                                                                   ------------
              PUBLISHING/PRINTING - 0.44%
     11,512   Dun & Bradstreet Corp .............................       610,136
        153   Harcourt General Inc ..............................         6,445
      5,400   R R Donnelley & Sons Co ...........................       197,100
                                                                   ------------
                                                                        813,681
                                                                   ------------
              RAILROAD - 0.38%
      2,413   Burlington Northern Inc ...........................       147,495
      2,082   Conrail Inc .......................................       112,428
        113   CSX Corp ..........................................         8,616
      3,445   Norfolk Southern Corp .............................       235,983

                                       105

      6,552   Santa Fe Pacific Corp .............................  $    160,524
        638   Union Pacific Corp ................................        35,329
                                                                   ------------
                                                                        700,375
                                                                   ------------
              RESTAURANTS - 0.43%
      5,505 * Darden Restaurants Inc ............................        60,555
     12,506   Lubys Cafeterias Inc ..............................       254,810
     11,466   McDonalds Corp ....................................       434,270
      5,442 * Ryans Family Steak House ..........................        38,094
                                                                   ------------
                                                                        787,729
                                                                   ------------
              SAVINGS & LOAN - 0.04%
      2,923   H F Ahmanson & Co .................................        66,498
                                                                   ------------

              SECURITIES RELATED - 0.51%
      8,023   American Express Co ...............................       285,819
      4,844   Dean Witter Discover & Co .........................       230,696
      6,284   Merrill Lynch & Co Inc ............................       295,348
      2,968   Salomon Inc .......................................       121,688
                                                                   ------------
                                                                        933,551
                                                                   ------------
              SEMICONDUCTORS - 1.24%
        476 * Advanced Micro Devices Inc ........................        15,649
      5,802   Intel Corp ........................................       651,275
      7,352   Micron Technology Inc .............................       328,083
     17,797   Motorola Inc ......................................     1,065,590
      1,861   Texas Instruments Inc .............................       215,178
                                                                   ------------
                                                                      2,275,775
                                                                   ------------
              TELECOMMUNICATIONS - 1.00%
     16,614 * Airtouch Communications ...........................       452,732
     25,317   ALLTEL Corp .......................................       623,431
      2,302 * DSC Communications Corp ...........................        85,174
      1,462   Harris Corp .......................................        77,669
     12,452   Northern Telecommunications Corp ..................       477,846
      6,752   Scientific Atlanta Inc ............................       125,756
                                                                   ------------
                                                                      1,842,608
                                                                   ------------
              TEXTILE - PRODUCTS - 0.02%
        164   Russell Corp ......................................         4,756
        540   V F Corp ..........................................        28,750
                                                                   ------------
                                                                         33,506
                                                                   ------------
              TOBACCO - 0.87%
     19,112   Philip Morris Cos Inc .............................     1,392,787
      6,822   UST Inc ...........................................       203,807
                                                                   ------------
                                                                      1,596,594
                                                                   ------------
              TRUCKERS - 0.03%
      1,272   Roadway Services Inc ..............................        59,466
                                                                   ------------
              UTILITIES - COMMUNICATION - 3.22%
      7,837   Ameritech Corp ....................................     1,691,853
     33,337   AT & T Corp .......................................       347,767
     10,282   Bell Atlantic Corp ................................       573,222
     10,422   Bellsouth Corp ....................................       639,650
     28,484   GTE Corp ..........................................       950,654
      7,263   MCI Communications Corp ...........................       147,076
      9,025   Nynex Corp ........................................       376,794
     10,632   Pacific Telesis Group .............................       284,406
     11,572   SBC Communications Inc ............................       520,740
      2,886   Sprint Corp .......................................        96,681
      6,602   U S West Inc ......................................       272,333
                                                                   ------------
                                                                      5,901,176
                                                                   ------------
              UTILITIES - ELECTRIC - 1.23%
      3,046   Central & South West Corp .........................        78,435
      3,149   Cinergy Corp ......................................        83,842
      5,027   Consolidated Edison Co New York ...................       150,182
      8,484   Dominion Resources Inc ............................       314,969
      7,258   Duke Power Co .....................................       303,022
      2,220   Entergy Corp ......................................        54,940
      1,629   FPL Group Inc .....................................        63,938
      3,510   Ohio Edison Co ....................................        76,781
      7,696   Pacific Gas & Electric Co .........................       223,184
      2,109   PacifiCorp ........................................        41,653
      4,565   Public Service Enterprise Group ...................       135,809
      6,358   SCE Corp ..........................................       110,470
     15,912   Southern Co .......................................       352,053
      6,842   Union Electric Co .................................       259,141
                                                                   ------------
                                                                      2,248,419
                                                                   ------------
              UTILITIES - GAS, PIPELINE - 0.26%
        459   Consolidated Natural Gas Co .......................        18,303
      7,825   Enron Corp ........................................       285,613
      3,088   Nicor Inc .........................................        82,215
      1,400   Pacific Enterprises ...............................        35,350
      1,245   Peoples Energy Corp ...............................        33,304
        646   Williams Cos Inc ..................................        21,964
                                                                   ------------
                                                                        476,749
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $67,512,626) ................................    77,484,757
                                                                   ------------
  PAR
 VALUE
 -----
              CORPORATE BONDS - 9.03%

              AUTO - CARS - 1.10%
$ 2,000,000   General Motors Acceptance Corp,
                7.125% due 03/31/97 .............................     2,023,900
                                                                   ------------
              BANKS - OTHER - 1.10%
  2,000,000   Heller Financial Inc,
                7.00% due 05/15/02 ..............................     2,018,420
                                                                   ------------
              BANKS - REGIONAL - 1.13%
  2,000,000   NationsBank Corp,
                7.625% due 04/15/05 .............................     2,076,980
                                                                   ------------
              CONSUMER FINANCE - 0.91%
  1,700,000   Associates Corp of North America,
                6.00% due 06/15/00 ..............................     1,661,546
                                                                   ------------

                                       106

              FINANCE COMPANIES - 0.54%
$ 1,000,000   Ford Motor Credit Co,
                6.25% due 02/26/98 ..............................  $    997,050
                                                                   ------------
              HEAVY DUTY TRUCKS/PARTS - 0.52%
  1,000,000   Eaton Corp, 7.00% due 04/01/11 ....................       954,990
                                                                   ------------
              MERCHANDISE - DRUG - 0.50%
  1,000,000   Rite Aid Corp, 6.875% due 08/15/13 ................       921,260
                                                                   ------------
              PUBLISHING - NEWS - 1.05%
  2,000,000   Time Warner Entertainment Co,
                7.25% due 09/01/08 ..............................     1,915,520
                                                                   ------------
              TRUCKERS - 0.55%
  1,000,000   Ryder Systems Inc,
                6.77% due 04/20/01 ..............................     1,006,250
                                                                   ------------
              UTILITIES - COMMUNICATION - 0.56%
  1,000,000   AT & T Corp,
                7.00% due 05/15/05 ..............................     1,014,940
                                                                   ------------
              UTILITIES - ELECTRIC - 1.07%
  2,000,000   Texas Utilities Electric Co,
                6.75% due 07/01/05 ..............................     1,965,260
                                                                   ------------
              TOTAL CORPORATE BONDS
              (Cost $16,390,506).................................    16,556,116
                                                                   ------------

              UNITED STATES GOVERNMENT - LONG TERM - 15.82%

              UNITED STATES BONDS & NOTES - 15.82%
              United States Treasury Bonds:
  3,000,000     7.625% due 02/15/25 .............................     4,399,360
  4,000,000     7.50% due 11/15/24 ..............................     3,372,180
              United States Treasury Notes:
  1,000,000     8.50% due 07/15/97 ..............................     1,051,720
  1,000,000     8.00% due 08/15/99 ..............................     1,072,030
 10,000,000     7.875% due 11/15/04 .............................    11,081,200
  2,000,000     7.125% due 02/28/97 .............................     2,033,120
  1,000,000     6.75% due 05/31/99 ..............................     1,025,310
  3,000,000     6.125% due 05/15/98 .............................     3,015,480
  1,000,000     5.50% due 04/15/00 ..............................       977,660
  1,000,000     5.375% due 05/31/98 .............................       983,910
                                                                   ------------
              TOTAL UNITED STATES GOVERNMENT - LONG TERM
              (Cost $27,387,027) ................................    29,011,970
                                                                   ------------

              CORPORATE SHORT TERM COMMERCIAL PAPER - 32.18%
              BANKS - REGIONAL - 2.29%
              Banc One Corp:
  2,287,000     6.01% due 07/05/95 ..............................     2,274,019
  1,927,000     5.93% due 06/06/95 ..............................     1,925,413
                                                                   ------------
                                                                      4,199,432
                                                                   ------------
              BEVERAGE - SOFT DRINKS - 3.09%
              Coca Cola Enterprises Inc:
  2,000,000     6.08% due 06/19/95 ..............................     1,993,920
  2,500,000     5.98% due 07/07/95 ..............................     2,485,050
  1,200,000   Pepsico Inc, 5.92% due 7/07/95 ....................     1,192,896
                                                                   ------------
                                                                      5,671,866
                                                                   ------------
              CHEMICAL - MAJOR - 0.71%
  1,303,000   Dow Chemical Co, 6.125% due 06/01/95 ..............     1,303,000
                                                                   ------------
              CONSUMER FINANCE - 7.92%
              Beneficial Corp:
  1,086,000     6.13% due 06/07/95 ..............................     1,084,890
  3,309,000     5.98% due 06/26/95 ..............................     3,295,258
  2,500,000   Commercial Credit Co, 5.97% due 06/12/95 ..........     2,495,440
              Sears Roebuck Acceptance Corp:
  2,500,000     5.98% due 06/08/95 ..............................     2,497,093
  3,450,000     5.98% due 07/10/95 ..............................     3,427,650
  1,738,000     5.92% due 08/01/95 ..............................     1,720,566
                                                                   ------------
                                                                     14,520,897
                                                                   ------------
              FINANCE COMPANIES - 9.87%
              Caterpillar Financial Services:
  1,842,000     6.00% due 06/14/95 ..............................     1,838,009
  1,000,000     5.90% due 08/11/95 ..............................       988,364
                CIESCO L P:
    991,000     6.10% due 08/24/95 ..............................       976,895
  1,128,000     6.00% due 06/21/95 ..............................     1,124,240
  2,000,000     5.95% due 06/16/95 ..............................     1,995,042
  2,000,000     5.93% due 06/13/95 ..............................     1,996,047
    819,000   CIT Group Holdings Inc,
                5.95% due 06/01/95 ..............................       819,000
  4,607,000   Ford Motor Credit Co,
                5.97% due 06/28/95 ..............................     4,586,372
  1,500,000   General Electric Capital Corp,
                5.75% due 07/03/95 ..............................     1,492,333
  1,287,000   IBM Credit Corp, 6.00% due 06/29/95 ...............     1,280,994
  1,000,000   Transamerica Finance Corp,
                6.05% due 06/30/95 ..............................       995,126
                                                                   ------------
                                                                     18,092,422
                                                                   ------------
              INFORMATION PROCESSING - 1.63%
  3,000,000   Hewlett Packard Co, 5.95% due 07/11/95 ............     2,980,167
                                                                   ------------

              SECURITIES RELATED - 3.31%
              Merrill Lynch & Co Inc:
  3,530,000     5.96% due 06/02/95 ..............................     3,529,416
  2,544,000     5.95% due 06/09/95 ..............................     2,540,636
                                                                   ------------
                                                                      6,070,052
                                                                   ------------
              TOBACCO - 0.72%
  1,337,000   Philip Morris Cos Inc, 5.88% due 08/22/95 .........     1,319,093
                                                                   ------------
                                       107

              UTILITIES - ELECTRIC - 2.64%
              Central & South West Corp:
$ 1,004,000     5.95% due 06/05/95 ..............................  $  1,003,335
  2,373,000     5.95% due 07/13/95 ..............................     2,356,527
  1,500,000     5.94% due 07/14/95 ..............................     1,489,358
                                                                   ------------
                                                                      4,849,220
                                                                   ------------
              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER (Cost $59,006,149) ...............    59,006,149
                                                                   ------------
              UNITED STATES GOVERNMENT - SHORT TERM - 0.24%
              United States Treasury Bills:
    250,000     5.735% due 06/22/95 .............................       249,164
    200,000     5.67% due 06/22/95 ..............................       199,339
                                                                   ------------
              TOTAL UNITED STATES GOVERNMENT - SHORT TERM
              (Cost $448,503) ...................................       448,503
                                                                   ------------
              TOTAL INVESTMENTS
              (Cost $170,744,811) - 99.52% ......................   182,507,495
              Other assets and liabilities, net - 0.48% .........       885,845
                                                                   ------------
              NET ASSETS (equivalent to $11.24 per share on
                16,319,343 shares outstanding) - 100% ...........  $183,393,340
                                                                   ============
            * Non-income producing
                                                                     UNREALIZED
CONTRACTS                                                           APPRECIATION
---------                                                          -------------
              FUTURES CONTRACTS PURCHASED (1)
              (Delivery month/Value at 05/31/95)
    30 (2)    S&P 500 Index Futures (June/$533.35) ..............  $    276,200
     8 (2)    S&P 500 Index Futures (September/$537.90) .........        18,400
                                                                   ------------
                                                                   $    294,600
                                                                   ============
            (1)  U.S. Treasury Bills with a market value of
                 approximately $450,000 were maintained in a
                 segregated account with a portion placed as
                 collateral for futures contracts.
            (2)  Per 500
-------------------------------------------------------------------------------
Net Assets Represented by:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  16,319,343 shares outstanding .................................  $    163,193
Additional paid in capital ......................................   168,765,829
Undistributed net realized gain on securities ...................     2,250,114
Undistributed net investment income .............................       156,920
Unrealized appreciation of:
  Investments .....................................  $ 11,762,684
  Futures .........................................       294,600    12,057,284
                                                     ------------  ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING .....................  $183,393,340
                                                                   ============
SEE NOTES TO FINANCIAL STATEMENTS.
TIMED OPPORTUNITY FUND                                      FINANCIAL STATEMENTS
STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Dividends.........................................................................................................     $  2,280,405
Interest..........................................................................................................        6,317,965
                                                                                                                       ------------
    Total investment income.......................................................................................        8,598,370
                                                                                                                       ------------
EXPENSES:
Advisory fees.....................................................................................................          931,720
Custodian and accounting services.................................................................................           99,133
Reports to shareholders...........................................................................................           25,055
Audit fees........................................................................................................           13,567
Directors' fees and expenses......................................................................................            7,993
Miscellaneous.....................................................................................................            7,989
                                                                                                                       ------------
    Total expenses................................................................................................        1,085,457
                                                                                                                       ------------
NET INVESTMENT INCOME.............................................................................................        7,512,913
                                                                                                                       ------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments..................................................................................    $   2,710,066
    Futures contracts............................................................................          690,878        3,400,944
                                                                                                     -------------
Net unrealized appreciation during the year:
    Investments..................................................................................       10,130,473
    Futures contracts............................................................................          223,438       10,353,911
                                                                                                     -------------     ------------
      Net realized and unrealized gain during the year............................................................       13,754,855
                                                                                                                       ------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS.................................................................     $ 21,267,768
                                                                                                                       ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                          1995             1994
                                                                                                     -------------     -------------
OPERATIONS:
Net investment income........................................................................        $   7,512,913     $  5,999,833
Net realized gain on securities..............................................................            3,400,944        6,051,598
Net unrealized appreciation (depreciation) of securities during the year.....................           10,353,911       (9,401,324)
                                                                                                     --------------    ------------
    Increase in net assets resulting from operations.........................................           21,267,768        2,650,107
                                                                                                     --------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................................................           (7,558,597)      (5,979,590)
Net realized gain on securities..............................................................           (7,068,460)      (3,254,311)
                                                                                                     --------------    ------------
    Decrease in net assets resulting from distributions to shareholders......................          (14,627,057)      (9,233,901)
                                                                                                     --------------    ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............................................................            6,307,925       31,968,573
Proceeds from capital stock issued for distributions reinvested..............................           14,627,057        9,233,901
                                                                                                     --------------    -------------
                                                                                                        20,934,982       41,202,474
Cost of capital stock repurchased............................................................          (38,758,320)      (5,044,306)
                                                                                                     --------------    -------------
    Increase (decrease) in net assets resulting from capital stock transactions..............          (17,823,338)      36,158,168
TOTAL INCREASE (DECREASE) IN NET ASSETS......................................................          (11,182,627)      29,574,374
                                                                                                     --------------    -------------
NET ASSETS:
Beginning of year............................................................................          194,575,967      165,001,593
                                                                                                     --------------    -------------
End of year (including undistributed net investment income of $156,920 and $77,927)..........        $ 183,393,340     $194,575,967
                                                                                                     ==============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.................................................................              585,687        2,828,103
Shares issued for distributions reinvested...................................................            1,389,056          820,863
Shares of capital stock repurchased .........................................................           (3,610,925)        (451,930)
                                                                                                     --------------    -------------
    Increase (decrease) in shares outstanding................................................           (1,636,182)       3,197,036
Shares outstanding:
    Beginning of year........................................................................           17,955,525       14,758,489
                                                                                                     --------------    -------------
    End of year..............................................................................           16,319,343       17,955,525
                                                                                                     ==============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL CONSERVATION FUND          MAY 31, 1995         STATEMENT OF NET ASSETS

   PAR                                                                MARKET
  VALUE                                                                VALUE
----------                                                          -----------
              CORPORATE BONDS - 71.03%
              AEROSPACE/DEFENSE - 2.77%
$  500,000    Boeing Inc, 8.10% due 11/15/06 ..................     $   549,125
   750,000    Lockheed Corp,
                5.875% due 03/15/98 ...........................         739,268
   500,000    Rockwell International Corp,
                8.375% due 02/15/01 ...........................         542,645
                                                                    -----------
                                                                      1,831,038
                                                                    -----------
              AIRLINES - 3.36%
 2,000,000    Southwest Airlines Co,
                8.75% due 10/15/03 ............................       2,218,500
                                                                    -----------
              AUTO - CARS - 1.72%
 1,000,000    General Motors Corp,
                8.80% due 03/01/21 ............................       1,136,500
                                                                    -----------
              BANKS - OTHER - 3.85%
   500,000    BankAmerica Corp,
                7.25% due 02/03/97 ............................         508,345
   500,000    First Chicago Corp,
                9.875% due 08/15/00 ...........................         565,260
   500,000    Mellon Financial Corp,
                9.25% due 08/15/01 ............................         559,540
 1,000,000    Toronto Dominion Bank Ont,
                6.125% due 11/01/08 ...........................         907,960
                                                                    -----------
                                                                      2,541,105
                                                                    -----------
              BANKS - REGIONAL - 6.11%
   500,000    Barnett Banks Inc,
                10.875% due 03/15/03 ..........................         613,980
   500,000    Boatmens Bancshares Inc,
                8.625% due 11/15/03 ...........................         547,795
 1,000,000    NationsBank Corp,
                7.625% due 04/15/05 ...........................       1,038,490
 1,000,000    Norwest Corp,
                6.65% due 10/15/23 ............................         893,270
 1,000,000    Wachovia Corp,
                6.375% due 02/01/09 ...........................         937,640
                                                                    -----------
                                                                      4,031,175
                                                                    -----------
              CHEMICAL - MAJOR - 1.67%
   500,000    Dow Capital,
                7.80% due 05/11/99 ............................         522,130
   500,000    Dow Chemical Co,
                9.00% due 04/01/21 ............................         579,580
                                                                    -----------
                                                                      1,101,710
                                                                    -----------
              CONSUMER FINANCE - 3.80%
 1,000,000    Associates Corp of North America,
                6.125% due 02/01/98 ...........................         991,660
 1,000,000    Commercial Credit Group Inc,
                6.875% due 05/01/02 ...........................       1,006,840
   500,000    Discover Card Trust,
                8.625% due 07/15/96 ...........................         511,250
                                                                    -----------
                                                                      2,509,750
                                                                    -----------
              CONTAINERS - METAL/GLASS - 1.54%
 1,000,000    Crown Cork & Seal Co Inc,
                7.00% due 06/15/99 ............................       1,014,770
                                                                    -----------
              FINANCE COMPANIES - 11.89%
 1,000,000    CIT Group Holdings,
                8.375% due 11/01/01 ...........................       1,073,910
              Ford Motor Credit Co:
 1,000,000      8.20% due 02/15/02 ............................       1,070,290
   500,000    6.375% due 11/05/08 .............................         466,305
   750,000    General Electric Capital Corp,
                8.125% due 05/15/12 ...........................         822,600
              Grand Metropolitan Investment Corp:
   500,000      8.125% due 08/15/96 ...........................         510,180
 3,000,000      0.00% due 01/06/04 ............................       1,633,710
   500,000    IBM Credit Corp,
                5.72% due 07/28/98 ............................         488,805
 1,000,000    Prudential Funding Corp,
                6.75% due 09/15/23 ............................         843,500
   892,540    Rail Car Trust,
                7.75% due 06/01/04 ............................         938,562
                                                                    -----------
                                                                      7,847,862
                                                                    -----------
              INSURANCE - MULTILINE - 0.81%
   500,000    ITT Hartford Group,
                8.30% due 12/01/01 ............................         531,440
                                                                    -----------
              MACHINERY - INDUSTRIAL/SPECIALTY - 0.88%
   500,000    Ingersoll Rand Co,
                9.00% due 08/15/21 ............................         581,870
                                                                    -----------
              MERCHANDISE - DRUG - 1.47%
   500,000    Imcera Group Inc,
                6.00% due 10/15/03 ............................         458,515
   500,000    Super Value,
                7.25% due 07/15/99 ............................         513,400
                                                                    -----------
                                                                        971,915
                                                                    -----------
              MERCHANDISING - DEPARTMENT - 0.81%
   500,000    Dillard Department Stores Inc,
                8.75% due 06/15/98 ............................         531,635
                                                                    -----------
              MERCHANDISING - MASS - 1.45%
 1,000,000    Sears Roebuck & Co,
                6.25% due 01/15/04 ............................         955,490
                                                                    -----------
              MISCELLANEOUS - 3.09%
 2,000,000    Standard Credit Card Master Trust Inc,
                8.00% due 10/07/97 ............................       2,040,620
                                                                    -----------
              NATURAL GAS - DIVERSIFIED - 0.76%
   500,000    El Paso Natural Gas,
                6.90% due 01/15/97 ............................         504,360
                                                                    -----------
              OIL - INTEGRATED DOMESTIC - 2.71%
              Texaco Capital Inc:
 1,000,000      9.75% due 03/15/20 ............................       1,262,310
   500,000      9.00% due 11/15/97 ............................         530,030
                                                                    -----------
                                                                      1,792,340
                                                                    -----------
                                       110

              OIL - INTEGRATED INTERNATIONAL - 0.81%
$  500,000    Societe National Elf Aquitaine,
                8.00% due 10/15/01 ............................     $   534,900
                                                                    -----------
              PUBLISHING - NEWS - 0.76%
   500,000    Times Mirror Co,
                7.50% due 07/01/23 ............................         500,765
                                                                    -----------
              PUBLISHING/PRINTING - 1.45%
 1,000,000    Time Warner Entertainment Co,
                7.25% due 09/01/08 ............................         957,760
                                                                    -----------
              TOBACCO - 1.55%
 1,000,000    Philip Morris Cos Inc,
                7.375% due 02/15/99............................       1,024,200
                                                                    -----------
              TRUCKERS - 1.52%
 1,000,000    Ryder Systems Inc,
                6.77% due 04/20/01 ............................       1,006,250
                                                                    -----------
              UTILITIES - COMMUNICATION - 3.92%
  500,000     Bell Telephone Co of PA,
                8.75% due 08/15/31 ............................         591,325
  500,000     GTE Corp, 8.85% due 03/01/98 ....................         527,520
1,000,000     Pacific Bell, 7.125% due 03/15/26 ...............         961,720
  500,000     Southern New England Telecom,
                7.00% due 08/01/04 ............................         507,475
                                                                    -----------
                                                                      2,588,040
                                                                    -----------
              UTILITIES - ELECTRIC - 12.33%
  500,000     Arizona Public Service Co,
                7.125% due 01/15/97 ...........................         504,915
1,000,000     Central Power & Light Co,
                6.00% due 04/01/00 ............................         979,870
1,000,000     Georgia Power Co,
                6.125% due 09/01/99 ...........................         985,840
  500,000     Jersey Central Power and Light,
                7.90% due 01/23/07 ............................         531,125
  500,000     Metropolitan Edison Co,
                7.47% due 04/15/97 ............................         510,040
  500,000     Potomac Electric Power,
                7.64% due 01/17/07 ............................         523,190
1,000,000     PSI Energy Inc,
                5.35% due 09/23/98 ............................         965,330
  500,000     Utilicorp United Inc,
                8.20% due 01/15/07 ............................         534,325
              Virginia Electric & Power Co:
  500,000       9.50% due 01/31/00 ............................         556,450
1,000,000       9.375% due 06/01/98 ...........................       1,075,850
1,000,000     West Penn Power Co,
                5.50% due 06/01/98 ............................         974,970
                                                                    -----------
                                                                      8,141,905
                                                                    -----------
              TOTAL CORPORATE BONDS
              (Cost $45,090,259) ..............................      46,895,900
                                                                    -----------
              UNITED STATES GOVERNMENT -
              LONG TERM - 26.37%

              FEDERAL AGENCIES - 1.37%
              Government National Mortgage
              Association Pass Through Certificates:
  391,470     Pool# 185210,
                8.00% due 01/15/22 ............................         401,132
  153,821     Pool# 233862,
                9.50% due 05/15/18 ............................         162,865
  220,891     Pool# 247397,
                9.50% due 07/15/18 ............................         233,879
   13,417     Pool# 248341,
                9.50% due 06/15/18 ............................          14,206
    5,068     Pool# 252064,
                9.50% due 06/15/18 ............................           5,366
   19,443     Pool# 253172,
                9.50% due 10/15/18 ............................          20,586
   61,802     Pool# 256190,
                9.50% due 08/15/18 ............................          65,436

                                                                    -----------
                                                                        903,470
                                                                    -----------
              GOVERNMENT SPONSORED - 5.56%
              Federal National Mortgage Association:
1,725,000       6.27% due 04/01/99 ............................       1,711,165
2,000,000       5.62% due 02/23/98 ............................       1,958,360
                                                                    -----------
                                                                      3,669,525
                                                                    -----------
              UNITED STATES BONDS &
              NOTES - 19.44%
1,000,000     United States Treasury Bond, 7.50%
                due 11/15/24...................................       1,099,840
              United States Treasury Notes:
4,500,000       7.875% due 11/15/04 ...........................       4,986,540
3,000,000       7.50% due 11/15/01 ............................       3,210,930
2,000,000       6.875% due 02/28/97 ...........................       2,033,120
1,500,000       6.125% due 05/15/98 ...........................       1,507,740
                                                                    -----------
                                                                     12,838,170
                                                                    -----------
              TOTAL UNITED STATES
              GOVERNMENT - LONG TERM
              (Cost $16,551,076)...............................      17,411,165

              FOREIGN GOVERNMENT BONDS - 0.77%
              CANADA - 0.77%
  500,000     New Brunswick Province, 7.125%
                due 10/01/02 (Cost $498,735) ..................         511,315
                                                                    -----------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 0.68%
              FINANCE COMPANIES - 0.68%
  450,000     Ford Motor Credit Co, 6.10%
                due 06/01/95 (Cost $450,000) ..................         450,000
                                                                    -----------
                                       111
              TOTAL INVESTMENTS
              (Cost $62,590,070) - 98.85% .....................     $65,268,380
              Other assets and liabilities,
                net - 1.15% ...................................         762,526
                                                                    -----------
              NET ASSETS (equivalent
                to $9.52 per share on
                6,935,340 shares
                outstanding) - 100% ...........................     $66,030,906
                                                                    ===========
Net Assets Represented By:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,935,340 shares outstanding.................................     $    69,353
Additional paid in capital.....................................      66,178,278
Accumulated net realized loss on securities....................      (2,896,790)
Undistributed net investment income............................           1,192
Unrealized appreciation of:
  Investments..............................         $ 2,678,310
  Futures .................................                 563       2,678,873
                                                    -----------     -----------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING .............................                         $66,030,906
                                                                    ===========

              FUTURES CONTRACTS PURCHASED (1)
              (Delivery month/Value at 05/31/95)
      9(2)    U.S. Treasury 10 Year Notes
              (June/$109.75)...................................     $       563
                                                                    ===========
              (1) U.S. Treasury Notes with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
              (2)  Per 1,000

SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL CONSERVATION FUND                                  FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Interest............................................................................................................  $  4,604,642
                                                                                                                      ------------
EXPENSES:
Advisory fees.......................................................................................................       307,082
Custodian and accounting services...................................................................................        32,208
Reports to shareholders.............................................................................................         8,364
Audit fees..........................................................................................................         4,476
Directors' fees and expenses........................................................................................         2,594
Miscellaneous.......................................................................................................         5,129
                                                                                                                       -----------
    Total expenses..................................................................................................       359,853
                                                                                                                       -----------
NET INVESTMENT INCOME...............................................................................................     4,244,789
                                                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
    Investments.....................................................................................   $ (2,953,329)
    Futures contracts...............................................................................        164,683     (2,788,646)
                                                                                                       ------------
Net unrealized appreciation during the year:
    Investments.....................................................................................      5,470,424
    Futures contracts...............................................................................            563      5,470,987
                                                                                                       ------------   ------------
    Net realized and unrealized gain on securities during the year ................................................      2,682,341
                                                                                                                      ------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS..................................................................   $  6,927,130
                                                                                                                      ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                          1995          1994
                                                                                                       -----------   -----------
OPERATIONS:
Net investment income................................................................................  $ 4,244,789   $ 3,695,484
Net realized gain (loss) on securities...............................................................   (2,788,646)      276,646
Net unrealized appreciation (depreciation) of securities during the year.............................    5,470,987    (5,241,602)
                                                                                                       -----------   -----------
    Increase (decrease) in net assets resulting from operations......................................    6,927,130    (1,269,472)
                                                                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................................   (4,277,330)   (3,685,955)
Net realized gain on securities......................................................................            -      (304,713)
                                                                                                       -----------   -----------
    Decrease in net assets resulting from distributions to shareholders..............................   (4,277,330)   (3,990,668)
                                                                                                       -----------   -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................................   11,988,687    19,504,320
Proceeds from capital stock issued for distributions reinvested......................................    4,277,330     3,990,668
                                                                                                       -----------   -----------
                                                                                                        16,266,017    23,494,988
Cost of capital stock repurchased..................................................................    (14,190,188)   (7,219,287)
                                                                                                       -----------   -----------

    Increase in net assets resulting from capital stock transactions...............................      2,075,829    16,275,701
                                                                                                       -----------   -----------
Total Increase in Net Assets.......................................................................      4,725,629    11,015,561

NET ASSETS:
Beginning of year..................................................................................     61,305,277    50,289,716
                                                                                                       -----------   -----------
End of year (including undistributed net investment income of $1,192 and $46,379)..................    $66,030,906   $61,305,277
                                                                                                       ===========   ===========
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.......................................................................      1,308,761     1,947,712
Shares issued for distributions reinvested.........................................................        474,405       405,166
Shares of capital stock repurchased ...............................................................     (1,560,060)     (735,462)
                                                                                                       -----------   -----------
    Increase in shares outstanding.................................................................        223,106     1,617,416
Shares outstanding:
   Beginning of year...............................................................................      6,712,234     5,094,818
                                                                                                       -----------   -----------
   End of year.....................................................................................      6,935,340     6,712,234
                                                                                                       ===========   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND          MAY 31, 1995         STATEMENT OF NET ASSETS

   PAR                                                                MARKET
  VALUE                                                                VALUE
----------                                                          -----------
              UNITED STATES GOVERNMENT -
              LONG TERM - 92.78%
              FEDERAL AGENCY - 0.74%
$  391,470    Government National Mortgage
                Association Pool #185210,
                8.00% due 01/15/22 ............................     $   401,132

              GOVERNMENT SPONSORED - 44.42%
              Federal Farm Credit Banks:
   500,000      9.15% due 02/14/05.............................         587,490
 1,000,000      7.35% due 03/24/05 ............................       1,047,700
 1,000,000      7.06% due 05/24/10 ............................       1,018,950
 1,500,000      6.92% due 05/13/02 ............................       1,538,940
              Federal Home Loan Banks:
   500,000      8.25% due 06/25/96 ............................         511,250
 3,700,000      7.93% due 01/20/98 ............................       3,860,136
              Federal Home Loan Mortgage Corp:
 1,500,000      7.86% due 01/15/97 ............................       1,541,490
   175,000      5.50% due 02/25/19 ............................         163,296
              Federal Home Loan Mortgage
                Pass - Throughs:
 2,441,166      8.50% due 03/01/25 ............................       2,525,068
 1,793,697      8.00% due 02/01/25 ............................       1,832,370
              Federal National Mortgage Association:
 1,000,000      9.05% due 04/10/00 ............................       1,115,000
 1,000,000      7.49% due 03/02/05 ............................       1,063,510
 1,185,000      5.94% due 01/29/98 ............................       1,181,481
 2,000,000      5.33% due 06/26/98 ............................       1,957,180
              Student Loan Marketing Association:
 1,000,000      7.50% due 03/08/00 ............................       1,052,030
 3,000,000      7.00% due 03/03/98 ............................       3,066,570
                                                                    -----------
                                                                     24,062,461
                                                                    -----------
              UNITED STATES BONDS & NOTES - 47.62%
              United States Treasury Bonds:
 1,000,000      11.875% due 11/15/03 ..........................       1,359,530
 1,000,000      10.75% due 08/15/05 ...........................       1,322,660
 2,000,000      8.75% due 08/15/20 ............................       2,464,680
 4,000,000      8.50% due 02/15/20 ............................       4,804,360
 1,000,000      7.50% due 11/15/24 ............................       1,099,840
              United States Treasury Notes:
 1,000,000      8.25% due 07/15/98 ............................       1,064,370
 2,000,000      8.125% due 02/15/98 ...........................       2,108,120
 4,000,000      7.375% due 05/15/96 ...........................       4,053,760
 2,500,000      6.75% due 04/30/00 ............................       2,570,700
 1,000,000      6.50% due 05/15/97 ............................       1,011,560
 1,000,000      6.375% due 01/15/00 ...........................       1,012,500
 1,000,000      5.75% due 08/15/03 ............................         966,090
 2,000,000      4.375% due 11/15/96 ...........................       1,959,060
                                                                    -----------
                                                                     25,797,230
                                                                    -----------
              TOTAL UNITED STATES GOVERNMENT - LONG TERM
              (Cost $48,005,024)...............................      50,260,823
                                                                    -----------
              SUPRANATIONAL - 4.09%
 1,800,000    International Bank for
                Reconstruction & Development,
                9.25% due 07/15/17
                (Cost $1,967,915) .............................       2,214,503
                                                                    -----------
   743,000    CORPORATE SHORT TERM
              COMMERCIAL PAPER - 1.37%
              FINANCE COMPANIES - 1.37%
              Ford Motor Credit Co,
                6.10% due 06/01/95
                (Cost $743,000) ...............................         743,000
                                                                    -----------
              TOTAL INVESTMENTS
              (Cost $ 50,715,939) - 98.24%                           53,218,326
              Other assets and liabilities,
                net - 1.76% ...................................         955,853
                                                                    -----------
              NET ASSETS (equivalent
                to $9.89 per share on
                5,477,958 shares
                outstanding) - 100% ...........................     $54,174,179
                                                                    ===========

                                                                    UNREALIZED
CONTRACTS                                                          APPRECIATION
---------                                                          ------------
              FUTURES CONTRACTS PURCHASED (1)
              (Delivery month/Value at 05/31/95)
  10 (2)      US Treasury 10 Year Notes
                (June/$109.75) ................................     $     7,500
                                                                    ===========
              (1) U.S. Treasury Notes with a market value of
                  approximately $35,000 were maintained in a segregated account with a portion placed as collateral for future contracts.
              (2) Per 1,000

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  5,477,958 shares outstanding .................................   $     54,780
Additional paid in capital .....................................     54,483,849
Accumulated net realized loss on securities ....................     (2,884,863)
Undistributed net investment income ............................         10,526
Unrealized appreciation of:
  Investments ...................................   $  2,502,387
  Futures .......................................          7,500      2,509,887
                                                    ------------   ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ....................   $ 54,174,179
                                                                   ============
SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND                                 FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Interest.........................................................................................................       $ 3,144,224
                                                                                                                        -----------
EXPENSES:
Advisory fees.....................................................................................................          224,415
Custodian and accounting services.................................................................................           23,028
Reports to shareholders...........................................................................................            5,888
Audit fees........................................................................................................            3,194
Directors' fees and expenses......................................................................................            1,889
Miscellaneous.....................................................................................................            4,612
                                                                                                                        -----------
    Total expenses................................................................................................          263,026
                                                                                                                        -----------
NET INVESTMENT INCOME.............................................................................................        2,881,198
                                                                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
    Investments....................................................................................  $  (2,373,645)
    Futures contracts..............................................................................        123,933       (2,249,712)
                                                                                                     -------------
Net unrealized appreciation during the year:
    Investments....................................................................................      4,091,986
    Futures contracts..............................................................................          7,500        4,099,486
                                                                                                     -------------      -----------
    Net realized and unrealized gain on securities during the year................................................        1,849,774
                                                                                                                        -----------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS..................................................................     $ 4,730,972
                                                                                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

OPERATIONS:                                                                                                1995            1994
                                                                                                     -------------      -----------
Net investment income..............................................................................  $   2,881,198      $ 2,264,021
Net realized loss on securities....................................................................     (2,249,712)        (300,676)
Net unrealized appreciation (depreciation) of securities during the year...........................      4,099,486       (2,809,355)
                                                                                                     -------------      -----------
    Increase (decrease) in net assets resulting from operations....................................      4,730,972         (846,010)
                                                                                                     -------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................................     (2,899,817)      (2,254,675)
Net realized gain on securities....................................................................              -         (696,462)
                                                                                                     -------------      -----------
    Decrease in net assets resulting from distributions to shareholders............................     (2,899,817)      (2,951,137)
                                                                                                     -------------      -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...................................................................     12,735,273       19,059,879
Proceeds from capital stock issued for distributions reinvested....................................      2,899,817        2,951,137
                                                                                                     -------------      -----------
                                                                                                        15,635,090       22,011,016
Cost of capital stock repurchased..................................................................     (6,693,122)      (6,835,420)
                                                                                                     -------------      -----------
    Increase in net assets resulting from capital stock transactions...............................      8,941,968       15,175,596
                                                                                                     -------------      -----------
TOTAL INCREASE IN NET ASSETS.......................................................................     10,773,123       11,378,449
NET ASSETS:
Beginning of year..................................................................................     43,401,056       32,022,607
                                                                                                     -------------      -----------
End of year (including undistributed net investment income of $10,526 and $31,797).................  $  54,174,179      $43,401,056
                                                                                                     =============      ===========
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.......................................................................      1,337,149        1,827,452
Shares issued for distributions reinvested.........................................................        306,305          288,283
Shares of capital stock repurchased ...............................................................       (709,711)        (681,437)
                                                                                                     -------------      -----------
    Increase in shares outstanding.................................................................        933,743        1,434,298
Shares outstanding:
    Beginning of year..............................................................................      4,544,215        3,109,917
                                                                                                     -------------      -----------
    End of year....................................................................................      5,477,958        4,544,215
                                                                                                     =============      ===========
SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GOVERNMENT BOND FUND       MAY 31, 1995       INVESTMENT PORTFOLIO

     PAR                                                              MARKET
    VALUE                                                              VALUE
---------------                                                    ------------
                  GOVERNMENT BONDS - 80.74%
                  AUSTRALIA  - 1.83%
                  Commonwealth:
A$      400,000     10.00% due 10/15/07 ........................    $   308,543
A$      500,000     7.00% due 04/15/00 .........................        340,731
A$      400,000   South Australia,
                    7.75% due 04/15/98 .........................        283,524
A$      300,000   South Australia Finance Authority,
                    12.50% due 05/08/01 ........................        249,811
A$      200,000   State Bank of New South Wales,
                    7.00% due 06/30/99 .........................        138,081
A$      150,000   State Bank of South Australia,
                    7.25% due 06/15/00 .........................        101,541
                                                                    -----------
                                                                      1,422,231
                                                                    -----------
                  AUSTRIA  - 2.89%
                  Republic of Austria:
As    2,500,000     8.50% due 02/21/01 .........................        273,416
As    1,500,000     7.00% due 02/14/00 .........................        156,659
As    2,200,000     7.00% due 01/20/03 .........................        223,444
As    1,000,000     5.75% due 03/22/99 .........................        100,206
As    1,500,000     5.375% due 11/23/98 ........................        150,008
Y         100MM     4.75% due 12/20/04 .........................      1,342,688
                                                                    -----------
                                                                      2,246,421
                                                                    -----------
                  BELGIUM - 4.05%
                  Kingdom of Belgium:
Bf    5,000,000     10.00% due 08/02/00 ........................        198,690
Bf    4,000,000     9.25% due 08/29/97 .........................        147,654
Bf   10,000,000     9.00% due 07/30/98 .........................        374,032
Bf   25,000,000     8.75% due 06/25/02 .........................        950,599
Bf   10,000,000     8.00% due 12/14/12 .........................        346,409
Bf   10,000,000     7.75% due 10/15/04 .........................        355,169
Bf   22,000,000     7.00% due 04/29/99 .........................        779,853
                                                                    -----------
                                                                      3,152,406
                                                                    -----------
                  CANADA - 4.17%
C$      800,000   British Columbia Province,
                    9.85% due 05/01/98 .........................        619,643
                  Government of Canada:
C$      550,000     9.50% due 06/01/10 .........................        445,987
C$      500,000     8.50% due 03/01/00 .........................        380,129
C$      500,000     8.00% due 06/01/23 .........................        352,110
C$    1,000,000     7.75% due 09/01/99 .........................        736,930
C$    1,000,000     7.25% due 06/01/03 .........................        704,482
                                                                    -----------
                                                                      3,239,281
                                                                    -----------
                  DENMARK - 2.28%
                  Kingdom of Denmark:
DK    2,500,000     9.00% due 11/15/98 .........................        476,400
DK    2,500,000     9.00% due 11/15/00 .........................        480,431
DK    1,500,000     8.00% due 11/15/01 .........................        275,050
DK    1,000,000     8.00% due 05/15/03 .........................        181,102
DK    1,000,000     7.00% due 12/15/04 .........................        168,871
DK    1,250,000     7.00% due 11/10/24 .........................        188,553
                                                                    -----------
                                                                      1,770,407
                                                                    -----------
                  FINLAND  - 3.16%
                  Republic of Finland:
Ff    5,000,000     9.00% due 04/15/97 .........................      1,043,031
Y         100MM     6.00% due 01/29/02 .........................      1,410,635
                                                                    -----------
                                                                      2,453,666
                                                                    -----------
                  FRANCE  - 3.87%
                  Government of France:
Ff    4,600,000     9.50% due 01/25/01 .........................      1,028,197
Ff    3,500,000     8.50% due 12/26/12 .........................        751,708
Ff    3,500,000     6.75% due 10/25/03 .........................        679,542
Ff    3,500,000     6.00% due 10/25/25 .........................        550,590
                                                                    -----------
                                                                      3,010,037
                                                                    -----------
                  GERMANY  - 15.42%
                  Federal Republic of Germany:
DM    1,825,000     8.75% due 08/20/01 .........................      1,452,459
DM    3,050,000     8.00% due 03/20/97 .........................      2,274,390
DM    3,100,000     7.125% due 12/20/02 ........................      2,276,799
DM    2,250,000     6.875% due 02/24/99 ........................      1,659,980
DM    1,000,000     6.50% due 07/15/03 .........................        704,734
DM    2,250,000     6.25% due 01/04/24 .........................      1,404,320
DM    2,000,000     6.00% due 02/20/98 .........................      1,445,270
DM    1,250,000     6.00% due 06/20/16 .........................        772,306
                                                                    -----------
                                                                     11,990,258
                                                                    -----------
                  ITALY - 4.69%
                  Republic of Italy:
Lit     1,100MM     12.50% due 06/15/96 ........................        677,222
Lit       500MM     12.00% due 06/01/01 ........................        305,285
Lit       900MM     10.00% due 08/01/03 ........................        496,193
Lit     2,000MM     9.50% due 12/01/97 .........................      1,170,655
Lit       900MM     8.50% due 01/01/99 .........................        499,756
Lit     1,000MM     8.50% due 08/01/04 .........................        496,802
                                                                    -----------
                                                                      3,645,913
                                                                    -----------
                  JAPAN  - 22.76%
                  Government of Japan:
Y         320MM     6.40% due 03/20/00 .........................      4,528,207
Y         105MM     6.00% due 12/20/01 .........................      1,491,651
Y         215MM     5.50% due 03/20/02 .........................      2,988,024
Y          30MM     5.00% due 12/22/97 .........................        388,006
Y          20MM     5.00% due 12/20/02 .........................        271,622
Y         100MM     5.00% due 09/21/09 .........................      1,396,514
Y         130MM     4.80% due 06/21/99 .........................      1,720,532
Y          20MM     4.60% due 06/22/98 .........................        258,931
Y         277MM     4.50% due 06/20/03 .........................      3,656,891
Y          75MM     4.50% due 12/20/04 .........................        994,564
                                                                    -----------
                                                                     17,694,942
                                                                    -----------
                  NETHERLANDS  - 4.10%
                  Government of the Netherlands:
NG    1,050,000     9.00% due 10/16/00 .........................        751,754
NG      500,000     8.25% due 02/15/07 .........................        348,811
NG      750,000     7.50% due 01/15/23 .........................        487,182
NG    1,250,000     6.50% due 07/15/98 .........................        813,156
NG    1,250,000     6.50% due 04/15/03 .........................        790,240
                                                                    -----------
                                                                      3,191,143
                                                                    -----------
                                       116
                   SPAIN  - 3.04%
                  Government of Spain:
Pst        40MM     12.25% due 03/25/00 ........................    $   340,290
Pst        55MM     11.45% due 08/30/98 ........................        453,720
Pst        45MM     11.00% due 06/15/97 ........................        366,387
Pst        50MM     10.30% due 06/15/02 ........................        384,460
Pst        50MM     8.30% due 12/15/98 .........................        375,944
Pst        70MM     8.20% due 02/28/09 .........................        440,841
                                                                    -----------
                                                                      2,361,642
                                                                    -----------
                  SWEDEN  - 2.21%
                  Kingdom of Sweden:
SK    2,000,000     13.00% due 06/15/01 ........................        302,440
SK    1,500,000     11.00% due 01/21/99 ........................        208,880
SK    3,000,000     10.75% due 01/23/97 ........................        413,875
SK    2,000,000     10.25% due 05/05/03 ........................        267,657
SK    1,500,000     9.00% due 04/20/09 .........................        177,559
SK    3,500,000     6.00% due 02/09/05 .........................        345,087
                                                                    -----------
                                                                      1,715,498
                                                                    -----------
                  UNITED KINGDOM - 6.27%
                  Government of United Kingdom:
L       250,000     10.00% due 02/26/01 ........................        436,840
L       325,000     9.00% due 03/03/00 .........................        542,570
L       400,000     9.00% due 10/13/08 .........................        688,820
L       400,000     9.00% due 08/06/12 .........................        695,172
L       150,000     8.75% due 08/25/17 .........................        258,233
L       550,000     8.00% due 06/10/03 .........................        877,526
L       250,000     8.00% due 12/07/15 .........................        400,985
L       100,000     7.25% due 03/30/98 .........................        157,814
L       300,000     6.75% due 11/26/04 .........................        438,304
L       250,000     6.00% due 08/10/99 .........................        373,814
                                                                    -----------
                                                                      4,870,078
                                                                    -----------
                  TOTAL GOVERNMENT BONDS
                  (Cost $54,575,393) ...........................     62,763,923
                                                                    -----------
                  SUPRANATIONAL - 11.12%
Y          50MM   Asian Dev Bank, 5.00%
                    due 02/05/03 ...............................        678,730
                  Eurofima:
Ff    1,600,000     9.25% due 12/18/03 .........................        355,135
L       250,000     7.50% due 02/05/98 .........................        396,022
                  European Investment Bank:
Lit       400MM     10.50% due 04/30/98 ........................        243,070
Lit     1,100MM     10.50% due 02/07/02 ........................        695,248
Y          25MM     6.625% due 03/15/00 ........................        354,505
Ff    2,000,000     6.125% due 10/08/04 ........................        365,565
Y         100MM     4.625% due 02/26/03 ........................      1,330,871
Y          20MM     4.50% due 10/08/97 .........................        253,471
Y          55MM   Inter-American Development Bank,
                    6.75% due 02/20/01 .........................        795,347
                  International Bank for Reconstruction
                    & Development:
Lit       150MM     10.80% due 11/13/01 ........................         95,949
Lit       500MM     10.625% due 03/27/98 .......................        304,745
Lit       200MM     9.45% due 08/11/03 .........................        111,788
L       400,000     9.25% due 07/20/07 .........................        679,292
Y          50MM     4.50% due 06/20/00 .........................        659,158
Y         100MM     4.50% due 03/20/03 .........................      1,324,225
                                                                    -----------
                  TOTAL SUPRANATIONAL
                  (Cost $7,751,380) ............................      8,643,121
                                                                    -----------
                  CORPORATE BONDS  - 4.38%

                  FRANCE - FINANCE COMPANIES - 2.37%
                  Credit Local de France:
Ff    2,500,000     9.25% due 12/07/99 .........................        544,190
Ff    3,000,000     6.25% due 09/27/05 .........................        547,969
Ff    4,000,000     6.00% due 11/15/01 .........................        750,781
                                                                    -----------
                                                                      1,842,940
                                                                    -----------
                  FRANCE - RAILROAD  - 0.23%
                  Societe Nationale des Chemins
                    de fer Francais:
Ff    1,000,000     6.75% due 09/16/13 .........................        177,240
                                                                    -----------
                  ITALY - AUTO - CARS - 0.38%
Lit       500MM   Daimer Benz Inter, 10.50%
                    due 06/23/00 ...............................        299,269
                                                                    -----------
                  ITALY - FINANCE COMPANIES - 0.76%
Lit       500MM   Gen Elec Cap Corp, 11.875%
                    due 07/11/96 ...............................        306,503
Lit       500MM   Union Bank of Switzerland, 9.25%
                    due 08/23/00 ...............................        280,232
                                                                    -----------
                                                                        586,735
                                                                    -----------
                  NETHERLANDS - INSURANCE - 0.64%
NG      750,000   Aegon NV, 7.125% due 09/01/98 ................        494,887
                                                                    -----------
                  TOTAL CORPORATE BONDS
                  (Cost $3,280,630) ............................      3,401,071
                                                                    -----------
                  TOTAL INVESTMENTS
                  (Cost $65,607,403) - 96.24% ..................     74,808,115
                  Other assets and liabilities,
                    net - 3.76% ................................      2,925,688
                                                                    -----------
                  NET ASSETS (equivalent to $12.72 per share
                    on 6,110,908 shares outstanding) - 100% ....    $77,733,803
                                                                    ===========
                                       117

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments (Cost $65,607,403) ................................      $74,808,115
Foreign currencies (Cost $1,089,600) ..........................        1,073,420
Cash ..........................................................          769,489
Receivable for:
  Investment income ...........................................        2,071,678
  Foreign withholding taxes ...................................           76,959
  Capital stock sold ..........................................           78,459
Other assets ..................................................            4,528
                                                                     -----------
Total assets ..................................................       78,882,648
                                                                     -----------
LIABILITIES
Payable for:
  Investments purchased .......................................        1,055,635
  Foreign withholding taxes ...................................           43,476
  Advisory fees ...............................................           31,058
Other liabilities .............................................           18,676
                                                                     -----------
  Total liabilities ...........................................        1,148,845
                                                                     -----------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING ..........................................      $77,733,803
                                                                     ===========
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,110,908 shares outstanding ................................      $    61,109
Additional paid in capital ....................................       68,319,372
Undistributed net realized gain on securities and
  foreign currency transactions ...............................           71,136
Undistributed net investment income ...........................           28,252
Unrealized appreciation of securities and
  foreign currency translation ................................        9,253,934
                                                                     -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................      $77,733,803
                                                                     ===========
SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GOVERNMENT BOND FUND                        FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $97,586)..............................................................   $  3,304,699
                                                                                                                       ------------
EXPENSES:
Advisory fees.......................................................................................................        252,782
Custodian and accounting services...................................................................................         24,908
Reports to shareholders.............................................................................................          7,111
Audit fees..........................................................................................................          4,220
Registration fees...................................................................................................          6,279
Directors' fees and expenses........................................................................................          1,980
Miscellaneous.......................................................................................................          4,595
                                                                                                                       ------------
    Total expenses..................................................................................................        301,875
                                                                                                                       ------------

NET INVESTMENT INCOME...............................................................................................      3,002,824
                                                                                                                       ------------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain on:
    Securities.........................................................................................  $   37,659
    Foreign currency transactions......................................................................     157,001         194,660
Net unrealized appreciation during the year:                                                             ----------
    Securities.........................................................................................   8,463,954
    Foreign currency translation.......................................................................      27,160       8,491,114
                                                                                                         ----------    ------------
      Net realized and unrealized gain on securities and foreign currencies during the year........................       8,685,774
                                                                                                                       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................................    $ 11,688,598
                                                                                                                       ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                          1995              1994
                                                                                                       ------------     -----------
OPERATIONS:
Net investment income.............................................................................     $  3,002,824     $ 1,971,039
Net realized gain (loss) on securities and foreign currency transactions..........................          194,660         (74,215)
Net unrealized appreciation (depreciation) of securities and translation
    of foreign currencies during the period.......................................................        8,491,114        (719,814)
                                                                                                       ------------     -----------
      Increase in net assets resulting from operations............................................       11,688,598       1,177,010
                                                                                                       ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................................................................       (3,173,182)     (1,859,582)
Net realized gain on securities...................................................................               -          (27,975)
                                                                                                       ------------     -----------
      Decrease in net assets resulting from operations............................................       (3,173,182)     (1,887,557)
                                                                                                       ------------     -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................................................................       34,640,967      20,318,770
Proceeds from capital stock issued for distributions reinvested...................................        3,173,182       1,887,557
                                                                                                       ------------     -----------
                                                                                                         37,814,149      22,206,327
Cost of capital stock repurchased.................................................................       (9,623,857)     (3,476,386)
                                                                                                       ------------     -----------
    Increase in net assets resulting from capital stock transactions..............................       28,190,292      18,729,941
                                                                                                       ------------     -----------
TOTAL INCREASE IN NET ASSETS .....................................................................       36,705,708      18,019,394

NET ASSETS:
Beginning of year.................................................................................       41,028,095      23,008,701
                                                                                                       ------------     -----------
End of year (including undistributed net investment income of $28,252 and $171,913)...............     $ 77,733,803     $41,028,095
                                                                                                       ============     ===========
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................................................................        2,933,943       1,821,848
Shares issued for distributions reinvested........................................................          274,556         170,126
Shares of capital stock repurchased ..............................................................         (838,751)       (312,612)
                                                                                                       ------------     -----------
    Increase in shares outstanding................................................................        2,369,748       1,679,362
Shares outstanding:
    Beginning of year.............................................................................        3,741,160       2,061,798
                                                                                                       ------------     -----------
    End of year...................................................................................        6,110,908       3,741,160
                                                                                                       ============     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND            MAY 31, 1995                STATEMENT OF NET ASSETS

   PAR                                                               MARKET
  VALUE                                                               VALUE
----------                                                       --------------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 92.83%

              APPLIANCES/FURNISHINGS - 1.81%
$1,500,000    Whirlpool Corp,
                6.00% due 07/05/95 ............................  $    1,491,500
                                                                 --------------
              BANKS - REGIONAL - 3.54%
              Bank One Corp:
   550,000      6.03% due 06/29/95 ............................         547,421
 1,400,000      6.03% due 07/07/95 ............................       1,391,558
 1,000,000      5.85% due 11/08/95 ............................         974,000
                                                                 --------------
                                                                      2,912,979
                                                                 --------------
              BEVERAGE - SOFT DRINKS - 5.15%
              Coca Cola Enterprises Inc:
 1,000,000      6.07% due 06/20/95 ............................         996,796
 1,475,000      6.06% due 06/23/95 ............................       1,469,538
 1,778,000    Pepsico Inc, 5.93% due 06/21/95 .................       1,772,142
                                                                 --------------
                                                                      4,238,476
                                                                 --------------
              CHEMICAL - MAJOR - 5.73%
 2,254,000      Dow Chemical Co,
                  6.125% due 06/01/95 .........................       2,254,000
                Du Pont E I De Nemours & Co:
 1,490,000        5.97% due 08/11/95 ..........................       1,472,456
 1,000,000        5.92% due 08/18/95 ..........................         987,173
                                                                 --------------
                                                                      4,713,629
                                                                 --------------
              CONSUMER FINANCE - 14.67%
 1,500,000    Associates Corp of North America,
                5.90% due 09/20/95 ............................       1,472,713
              Beneficial Corp:
 1,084,000      6.01% due 08/24/95 ............................       1,068,799
 1,500,000      5.96% due 07/10/95 ............................       1,490,315
 1,000,000      5.94% due 08/14/95 ............................         987,790
              Commercial Credit Co:
 1,208,000      6.00% due 06/05/95 ............................       1,207,195
 1,200,000      5.94% due 08/09/95 ............................       1,186,338
 1,000,000      5.92% due 06/09/95 ............................         998,684
              Sears Roebuck Acceptance Corp:
   491,000      6.02% due 07/05/95 ............................         488,208
   750,000      6.02% due 08/29/95 ............................         738,838
 1,150,000      5.93% due 07/06/95 ............................       1,143,370
 1,300,000      5.92% due 08/25/95 ............................       1,281,829
                                                                 --------------
                                                                     12,064,079
                                                                 --------------
              DRUGS - 3.55%
              Schering Plough Corp:
   733,000      6.07% due 09/05/95 ............................         721,135
 1,500,000      6.03% due 09/19/95 ............................       1,472,363
   742,000      5.875% due 10/04/95 ...........................         726,864
                                                                 --------------
                                                                      2,920,362
                                                                 --------------
              ELECTRICAL EQUIPMENT - 0.68%
   565,000    General Electric Co,
                5.73% due 07/03/95 ............................         562,122
                                                                 --------------
              ENTERTAINMENT - 1.21%
 1,000,000    Mattel Inc, 6.05% due 07/06/95 ..................         994,118
                                                                 --------------
              FINANCE COMPANIES - 20.43%
              CIESCO L P:
 1,100,000      6.05% due 06/19/95 ............................       1,096,673
   895,000      6.00% due 06/21/95 ............................         892,017
 1,500,000      5.95% due 06/22/95 ............................       1,494,794
              CIT Group Holdings:
 1,000,000      6.10% due 06/08/95 ............................         998,814
   515,000      6.05% due 06/01/95 ............................         515,000
 1,000,000      6.00% due 06/06/95 ............................         999,167
 1,000,000      5.91% due 07/21/95 ............................         991,792
 1,000,000    Ford Credit Europe Plc,
                5.95% due 06/27/95 ............................         995,703
 1,000,000    Ford Motor Credit Co,
                5.92% due 07/12/95 ............................         993,258
 1,400,000    General Electric Capital,
                6.07% due 07/18/95 ............................       1,388,905
              International Lease Finance Corp:
 1,000,000      6.18% due 06/15/95 ............................         997,597
 1,400,000      6.06% due 07/14/95 ............................       1,389,866
 1,000,000      5.95% due 07/20/95 ............................         991,901
              Transamerica Finance Corp:
 1,000,000      6.05% due 06/30/95 ............................         995,126
 1,100,000      5.95% due 07/13/95 ............................       1,092,364
 1,000,000      5.87% due 11/01/95 ............................         975,053
                                                                 --------------
                                                                     16,808,030
                                                                 --------------
              FOODS - 1.19%
   991,000    McCormick & Co Inc,
                6.10% due 08/21/95 ............................         977,399
                                                                 --------------
              HOSPITAL SUPPLIES - 1.21%
 1,000,000    Abbott Laboratories,
                5.87% due 07/19/95 ............................         992,173
                                                                 --------------
              INFORMATION PROCESSING - 7.89%
              Hewlett Packard Co:
 1,000,000      5.93% due 07/31/95 ............................         990,117
 1,000,000      5.90% due 08/15/95 ............................         987,708
 1,000,000      5.90% due 08/22/95 ............................         986,561
              International Business Machine Corp:
 1,700,000      6.04% due 07/17/95 ............................       1,686,880
 1,100,000      6.00% due 08/01/95 ............................       1,088,817
   755,000      5.98% due 06/26/95 ............................         751,865
                                                                 --------------
                                                                      6,491,948
                                                                 --------------
              INSURANCE - MULTILINE - 3.01%
              Marsh & McLennan Cos Inc:
 1,500,000      6.09% due 08/08/95 ............................       1,482,745
 1,000,000      6.08% due 07/24/95 ............................         991,049
                                                                 --------------
                                                                      2,473,794
                                                                 --------------
                                       120

              MACHINERY - INDUSTRIAL/
              SPECIALTY - 3.93%
              Cooper Industries Inc:
$1,000,000      6.02% due 06/13/95 ............................  $      997,993
 1,000,000      6.00% due 06/07/95 ............................         999,000
 1,238,000    Dover Corp, 5.95% due 06/01/95 ..................       1,238,000
                                                                 --------------
                                                                      3,234,993
                                                                 --------------
              MERCHANDISE - DRUG - 0.28%
   231,000    Rite Aid Corp,
                6.07% due 06/06/95 ............................         230,805
                                                                 --------------
              OIL - INTEGRATED DOMESTIC - 3.01%
              Atlantic Richfield Co:
 1,500,000      6.08% due 09/12/95 ............................       1,473,907
 1,000,000      5.94% due 06/02/95 ............................         999,835
                                                                 --------------
                                                                      2,473,742
                                                                 --------------
              PUBLISHING/PRINTING - 2.81%
              RR Donnelley & Sons Co:
 1,500,000      5.95% due 06/13/95 ............................       1,497,025
   814,000      5.94% due 06/28/95 ............................         810,374
                                                                 --------------
                                                                      2,307,399
                                                                 --------------
              SECURITIES RELATED - 3.90%
              Merrill Lynch & Co Inc:
 1,000,000      6.07% due 08/04/95 ............................         989,209
 1,129,000      6.02% due 07/25/95 ............................       1,118,805
 1,103,000      6.01% due 06/28/95 ............................       1,098,028
                                                                 --------------
                                                                      3,206,042
                                                                 --------------
              TOBACCO - 4.02%
              Philip Morris Cos Inc:
 1,319,000      6.03% due 06/12/95 ............................       1,316,570
 1,500,000      6.00% due 06/16/95 ............................       1,496,250
   500,000      5.85% due 09/05/95 ............................         492,200
                                                                 --------------
                                                                      3,305,020
                                                                 --------------
              UTILITIES - COMMUNICATION - 3.27%
              Bellsouth Telecommunications Inc:
 1,000,000      5.95% due 06/06/95 ............................         999,174
 1,000,000      5.92% due 08/07/95 ............................         988,982
   705,000    GTE North Inc,
                5.98% due 06/02/95 ............................         704,883
                                                                 --------------
                                                                      2,693,039
                                                                 --------------
              UTILITIES - ELECTRIC - 1.54%
 1,275,000    Central & South West Corp,
                5.95% due 07/13/95 ............................       1,266,149
                                                                 --------------
              TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
              (Cost $76,357,798) ..............................      76,357,798
                                                                 --------------
              CORPORATE SHORT TERM OBLIGATIONS - 3.65%
              FINANCE COMPANIES - 1.22%
 1,000,000    General Electric Capital Corp,
                Floating rate note due 02/09/96,
                  6.35% at 05/31/95 ...........................       1,000,000
                                                                 --------------
              SECURITIES RELATED - 2.43%
              Bear Stearns Co Inc:
 1,000,000      Floating rate note due 10/20/95,
                  6.178% at 05/31/95 ..........................       1,000,000
 1,000,000      Floating rate note due 05/15/96,
                  6.1625% at 05/31/95 .........................       1,000,000
                                                                 --------------
                                                                      2,000,000
                                                                 --------------
              TOTAL CORPORATE SHORT TERM OBLIGATIONS
             (Cost $3,000,000) ................................       3,000,000
                                                                 --------------
              UNITED STATES GOVERNMENT - SHORT TERM - 5.44%

              GOVERNMENT SPONSORED - 5.44%
              Federal Home Loan Banks:
                 Floating rate note due 09/20/95,
 1,000,000         6.40% at 05/31/95 ..........................       1,000,685
 1,000,000         6.06% due 08/02/95 .........................         989,563
                 Federal National Mortgage Association:
 1,000,000         6.07% due 08/17/95 .........................         987,017
 1,500,000         5.94% due 06/14/95 .........................       1,496,780
                                                                 --------------
              TOTAL UNITED STATES GOVERNMENT - SHORT TERM
              (Cost $4,474,045) ...............................       4,474,045
                                                                 --------------
              TOTAL INVESTMENTS
              (Cost $83,831,843) - 101.92% ....................      83,831,843
              Other assets and liabilities, net - (1.92%) .....      (1,578,046)
                                                                 --------------
              NET ASSETS (equivalent to $1.00 per share on
                82,255,593 shares outstanding) - 100% .........  $   82,253,797
                                                                 ==============
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  82,255,593 shares outstanding ...............................  $     822,556
Additional paid in capital ....................................     81,433,036
Accumulated net realized loss on securities ...................         (1,795)
                                                                 --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ...................  $  82,253,797
                                                                 ==============
SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND                                         FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1995

INVESTMENT INCOME:
Interest...............................................................................................................  $ 3,566,697
                                                                                                                         -----------
EXPENSES:
Advisory fees..........................................................................................................      321,207
Custodian and accounting services......................................................................................       32,690
Reports to shareholders................................................................................................       10,631
Audit fees.............................................................................................................        6,044
Registration fees......................................................................................................        1,264
Directors' fees and expenses...........................................................................................        2,598
Miscellaneous..........................................................................................................        5,451
                                                                                                                         -----------
    Total expenses.....................................................................................................      379,885
                                                                                                                         -----------
NET INVESTMENT INCOME..................................................................................................    3,186,812
                                                                                                                         -----------

INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS......................................................................  $ 3,186,812
                                                                                                                         ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                            1995            1994
                                                                                                        ------------   ------------
OPERATIONS:
Net investment income................................................................................   $  3,186,812   $  1,284,483
                                                                                                        ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................................     (3,186,812)    (1,284,483)
                                                                                                        ------------   ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................................    133,137,958     40,235,515
Proceeds from capital stock issued for distributions reinvested......................................      3,186,812      1,284,483
                                                                                                        ------------   ------------
                                                                                                         136,324,770     41,519,998
Cost of capital stock repurchased....................................................................   (104,603,566)   (36,309,057)
                                                                                                        ------------   ------------
    Increase in net assets resulting from capital stock transactions.................................     31,721,204      5,210,941
                                                                                                        ------------   ------------
TOTAL INCREASE IN NET ASSETS.........................................................................     31,721,204      5,210,941
NET ASSETS:
Beginning of year....................................................................................     50,532,593     45,321,652
End of year..........................................................................................   $ 82,253,797   $ 50,532,593
                                                                                                        ============   ============
CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold.........................................................................    133,137,958     40,235,515
Shares issued for distributions reinvested...........................................................      3,186,812      1,284,483
Shares of capital stock repurchased .................................................................   (104,603,566)   (36,309,057)
                                                                                                        ------------   ------------
    Increase in shares outstanding...................................................................     31,721,204      5,210,941
Shares outstanding:
    Beginning of year...............................................................................      50,534,389     45,323,448
                                                                                                        ------------   ------------
    End of year.....................................................................................      82,255,593     50,534,389
                                                                                                        ============   ============

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

NOTE 1  -  ORGANIZATION

        The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

        Stock Index Fund
        MidCap Index Fund
        Small Cap Index Fund
        International Equities Fund
        Growth Fund
        Growth & Income Fund
        Science & Technology Fund
        Social Awareness Fund
        Timed Opportunity Fund
        Capital Conservation Fund
        Government Securities Fund
        International Government Bond Fund
        Money Market Fund

        On April 29, 1994, Growth Fund, Growth & Income Fund, and Science & Technology Fund commenced operations.

        The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.


NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES

        Each Fund is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A.      INVESTMENT VALUATION

        Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B.      OPTIONS AND FUTURES

        CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

        Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

        FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as u nrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C.      REPURCHASE AGREEMENTS

        The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D.      FOREIGN CURRENCY TRANSLATION

        The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

        Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

        In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E.      FEDERAL INCOME TAXES

        Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

F.      INVESTMENT TRANSACTIONS AND RELATED
        INVESTMENT INCOME

        Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G.      DISTRIBUTIONS TO SHAREHOLDERS

        Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

        Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year. Permanent book/tax differences which arose in previous years were reclassified to additional paid in capital as of May 31, 1995. Such reclassifications had no effect on net assets or net asset value per share.

NOTE 3  -  ADVISORY FEES AND OTHER
           TRANSACTIONS WITH AFFILIATES

        VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

        The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

        To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

        The Adviser provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the year ended May 31, 1995, the Series paid $14,880 for such services.

        For the year ended May 31, 1995, the Series paid commissions of $241 to BT Brokerage Corporation, an affiliate of Bankers Trust.

        During the year ended May 31, 1995, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

      SELLER                   PURCHASER                COST TO PURCHASER       NET GAIN TO SELLER
-----------------           ----------------            -----------------       ------------------
MidCap Index Fund           Stock Index Fund               $13,687,425              $4,521,751
Capital Conservation Fund   Government Securities Fund       2,004,375                   8,118

        At May 31, 1995, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                          VALIC
                                                         SEPARATE
                                                        ACCOUNT A        VALIC
                                                        ---------        -----
Stock Index Fund ...............................          96.34%
MidCap Index Fund ..............................          99.99
Small Cap Index Fund ...........................         100.00
International Equities Fund ....................          96.86
Growth Fund ....................................          88.58          11.42%
Growth & Income Fund ...........................          73.86          26.14
Science & Technology Fund ......................          91.23           8.77
Social Awareness Fund ..........................          84.39          15.49
Timed Opportunity Fund .........................          96.61
Capital Conservation Fund ......................          81.33          18.66
Government Securities Fund .....................          96.09
International Government Bond Fund .............          79.41          20.59
Money Market Fund ..............................          99.99

        Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4  -  INVESTMENT ACTIVITY

The information in the following table is presented on the basis of cost for federal income tax purposes for the year ended
May 31, 1995.

                                                           IDENTIFIED COST           GROSS              GROSS
                                                           OF INVESTMENTS         UNREALIZED         UNREALIZED       NET UNREALIZED
                                                                OWNED            APPRECIATION       DEPRECIATION       APPRECIATION
                                                           ---------------       ------------       ------------      --------------
Stock Index Fund ..................................        $1,004,866,072        $281,750,305        $22,575,445       $259,174,860
MidCap Index Fund .................................           368,853,005          60,830,620         22,414,351         38,416,269
Small Cap Index Fund ..............................           117,965,346          20,588,678         12,066,361          8,522,317
International Equities Fund .......................           183,930,145          28,509,032          6,876,504         21,632,528
Growth Fund .......................................            99,890,671          10,167,052          1,544,246          8,622,806
Growth & Income Fund ..............................            39,822,374           4,498,441            501,047          3,997,394
Science & Technology Fund .........................           150,591,152          19,982,681          6,018,256         13,964,425
Social Awareness Fund .............................            48,525,776           5,618,465            393,617          5,224,848
Timed Opportunity Fund ............................           172,200,626          11,612,927          1,011,458         10,601,469
Capital Conservation Fund .........................            62,590,633           2,994,768            316,458          2,678,310
Government Securities Fund ........................            50,737,960           2,487,866               --            2,487,866
International Government Bond Fund ................            65,607,403          10,186,131            985,419          9,200,712
Money Market Fund .................................            83,831,843                --                 --                 --

        The following net realized capital loss carryforwards at May 31, 1995, may be utilized to offset future capital gains.

                                                 CAPITAL LOSS        EXPIRATION
                                                 CARRYFORWARD         THROUGH:
                                                 ------------       ------------
Growth & Income Fund .....................        $  461,741        May 31, 2003
Capital Conservation Fund ................         2,551,375        May 31, 2003
Government Securities Fund ...............         1,714,490        May 31, 2003
Money Market Fund ........................             3,023        May 31, 2002

During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                     COST OF      PROCEEDS FROM
                                                   SECURITIES    SECURITIES SOLD
                                                    PURCHASED       OR MATURED
                                                  ------------   ---------------
Stock Index Fund ...........................      $165,349,479     $154,316,356
MidCap Index Fund ..........................       107,401,319       85,852,643
Small Cap Index Fund .......................        47,361,446       39,163,195
International Equities Fund ................        53,198,153       27,222,089
Growth Fund ................................        97,825,190       22,918,044
Growth & Income Fund .......................        47,745,354       18,417,145
Science & Technology Fund ..................       186,825,160       65,898,712
Social Awareness Fund ......................        71,183,464       70,393,726
Timed Opportunity Fund .....................       166,438,573      195,804,462
Capital Conservation Fund ..................        60,839,572       58,469,170
Government Securities Fund .................       108,518,697       97,143,092
International Government Bond Fund .........        29,989,868        3,206,631

Transactions in written options during the period were:

                                                      SCIENCE & TECHNOLOGY FUND
                                                      -------------------------
                                                      CONTRACTS        PREMIUMS
                                                      ---------        --------
Beginning Balance.............................             0           $      0
Written.......................................           120             16,265
Expired.......................................          (120)           (16,265)
                                                      ------           --------
Ending Balance................................             0           $      0
                                                      ------           --------

NOTE 5  -  PORTFOLIO SECURITIES LOANED

        To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology Fund) of its total assets. Any such loans will be continuously secured by collateral, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Adviser to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities during the lending period and a portion of the interest or rebate earned on the collateral received.

        Portfolio securities on loan at May 31, 1995 are summarized as follows:

                                                 MARKET VALUE   COLLATERAL VALUE
                                                 ------------   ----------------
Stock Index Fund .........................        $ 2,138,712      $ 2,198,100
MidCap Index Fund ........................         21,535,671       22,625,131
Small Cap Index Fund .....................          8,990,171        9,384,678
International Equities Fund ..............          9,969,225       10,235,171
Growth Fund ..............................          1,473,131        1,500,000
Growth & Income Fund .....................          1,101,072        1,125,193
Science & Technology Fund ................          9,362,375        9,488,800
Social Awareness Fund ....................            161,008          166,971
Timed Opportunity Fund ...................            439,374          447,033
Capital Conservation Fund ................            153,725          156,500
Government Securities Fund ...............             35,990           36,225
                                                  -----------      -----------
         Total ...........................        $55,360,454      $57,363,802
                                                  ===========      ===========

NOTE 6  -  INVESTMENT CONCENTRATION

        A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1995, Government Securities Fund had 44% of its net assets invested in such securities.

        At May 31, 1995, International Government Bond Fund had 23% of its net assets invested in securities issued by the Government of Japan and an additional 10% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

                                       126
FINANCIAL HIGHLIGHTS

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                       FISCAL YEAR ENDED MAY 31,
                                                                    --------------------------------------------------------------
STOCK INDEX FUND                                                       1995         1994          1993         1992          1991
                                                                    ----------   ----------     --------     --------      -------
PER SHARE DATA
Net asset value at beginning of period ..........................   $    14.39   $    14.36     $  13.34     $  12.60      $ 11.86
                                                                    ----------   ----------     --------     --------      -------
    Income from investment operations:
      Net investment income .....................................         0.37         0.35         0.34         0.32         0.31
      Net realized and unrealized gain on securities ............         2.45         0.12         1.20         0.74         0.81
                                                                    ----------   ----------     --------     --------      -------
      Total income from investment operations ...................         2.82         0.47         1.54         1.06         1.12
                                                                    ----------   ----------     --------     --------      -------
    Distributions:
      Distributions from net investment income ..................        (0.37)       (0.35)       (0.34)       (0.32)       (0.31)
      Distributions from net realized gain on securities ........        (0.03)       (0.09)       (0.18)                    (0.07)
                                                                    ----------   ----------     --------     --------      -------
      Total distributions .......................................        (0.40)       (0.44)       (0.52)       (0.32)       (0.38)
                                                                    ----------   ----------     --------     --------      -------
Net asset value at end of period ................................   $    16.81   $    14.39     $  14.36     $  13.34      $ 12.60
                                                                    ==========   ==========     ========     ========      =======
TOTAL RETURN ....................................................        19.98%        3.29%       11.74%        8.57%        9.98%
                                                                    ==========   ==========     ========     ========      =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .....................         0.38%        0.39%        0.43%        0.50%        0.67%
    Ratio of net investment income to average net assets ........         2.44%        2.44%        2.52%        3.12%        2.82%
    Portfolio turnover rate .....................................           14%           3%           1%          45%           6%
    Number of shares outstanding at end of period (000's) .......       75,451       75,494       66,224       55,598        6,662
    Net assets at end of period (000's) .........................   $1,267,992   $1,086,459     $951,200     $741,667      $83,970
    Average net assets during the period (000's) ................   $1,140,085   $1,030,581     $836,510     $167,262      $55,147
                                                                                          FISCAL YEAR ENDED MAY 31,
                                                                          --------------------------------------------------------
MINCAP INDEX FUND(1)                                                         1995       1994        1993        1992         1991
                                                                          --------    --------    --------    --------     -------
PER SHARE DATA
Net asset value at beginning of period .................................  $  14.54    $  14.38    $  12.86    $  12.51     $ 12.92
                                                                          --------    --------    --------    --------     -------
    Income (loss) from investment operations:
      Net investment income ............................................      0.26        0.23        0.24        0.23        0.28
      Net realized and unrealized gain (loss) on securities ............      1.59        0.28        1.93        0.39       (0.30)
                                                                          --------    --------    --------    --------     -------
      Total income (loss) from investment operations ...................      1.85        0.51        2.17        0.62       (0.02)
                                                                          --------    --------    --------    --------     -------
    Distributions:
      Distributions from net investment income .........................     (0.26)      (0.23)      (0.24)      (0.23)      (0.28)
      Distributions from net realized gain on securities ...............     (0.45)      (0.12)      (0.41)      (0.04)      (0.11)
                                                                          --------    --------    --------    --------     -------
      Total distributions ..............................................     (0.71)      (0.35)      (0.65)      (0.27)      (0.39)
                                                                          --------    --------    --------    --------     -------
Net asset value at end of period .......................................  $  15.68    $  14.54    $  14.38    $  12.86     $ 12.51
                                                                          ========    ========    ========    ========     =======
TOTAL RETURN ...........................................................     13.26%       3.52%      17.21%       5.01%       0.20%
                                                                          ========    ========    ========    ========     =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ............................      0.44%       0.46%       0.47%       0.54%       0.67%
    Ratio of net investment income to average net assets ...............      1.73%       1.62%       1.79%       1.82%       2.41%
    Portfolio turnover rate ............................................        23%         17%          5%        112%        101%
    Number of shares outstanding at end of period (000's) ..............    25,988      24,001      14,673       8,862       6,168
    Net assets at end of period (000's) ................................  $407,557    $349,041    $210,931    $113,992     $77,146
    Average net assets during the period (000's) .......................  $376,486    $285,247    $154,979    $ 88,456     $69,696

(1) Effective October 1, 1991, the Fund's name was changed from Capital Accumulation Fund to MidCap Index Fund. Additionally, on October 1, 1991, the investment objectives and investment program for the Fund were changed.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                        PERIOD FROM
                                                                                    FISCAL YEAR ENDED MAY 31,           MAY 1, 1992
                                                                              ------------------------------------          TO
                                                                                1995          1994           1993      MAY 31, 1992
SMALL CAP INDEX FUND                                                          --------      --------       -------     ------------
PER SHARE DATA
Net asset value at beginning of period ...................................    $  11.52      $  11.28       $  9.93       $ 10.00(1)
                                                                              --------      --------       -------       ---------
    Income (loss) from investment operations:
      Net investment income ..............................................        0.17          0.13          0.15          0.02
      Net realized and unrealized gain (loss) on securities ..............        0.97          0.58          1.48         (0.07)
                                                                              --------      --------       -------       ---------
      Total income (loss) from investment operations .....................        1.14          0.71          1.63         (0.05)
                                                                              --------      --------       -------       ---------
    Distributions:
      Distributions from net investment income ...........................       (0.17)        (0.13)        (0.15)        (0.02)
      Distributions from net realized gain on securities .................                     (0.34)        (0.13)
                                                                              --------      --------       -------       ---------
      Total distributions ................................................       (0.17)        (0.47)        (0.28)        (0.02)
                                                                              --------      --------       -------       ---------
Net asset value at end of period .........................................    $  12.49      $  11.52       $ 11.28       $  9.93
                                                                              ========      ========       =======       =========
TOTAL RETURN .............................................................        9.98%         6.18%        16.64%        (0.50)%
                                                                              ========      ========       =======       =========
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ..............................        0.44%         0.47%         0.47%         0.04%
    Ratio of net investment income to average net assets .................        1.44%         1.10%         1.40%         0.21%
    Portfolio turnover rate ..............................................          34%           16%           20%            0%
    Number of shares outstanding at end of period (000's) ................      10,136         9,381         3,687         1,107
    Net assets at end of period (000's) ..................................    $126,567      $108,050       $41,581       $10,989
    Average net assets during the period (000's) .........................    $120,298      $ 70,690       $22,142       $10,989

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992.

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                  --------------------------------------------------------------
INTERNATIONAL EQUITIES FUND                                         1995          1994          1993         1992         1991
                                                                  --------      --------       -------      -------      -------
PER SHARE DATA
Net asset value at beginning of period .........................    $10.14        $ 8.99        $ 8.03        $8.58        $9.17
                                                                  --------      --------       -------      -------      -------
    Income (loss) from investment operations:
      Net investment income ....................................      0.15          0.11          0.18         0.15         0.23
      Net realized and unrealized gain (loss) on securities
        and foreign currencies .................................      0.34          1.17          0.93        (0.55)       (0.59)
                                                                  --------      --------       -------      -------      -------
      Total income (loss) from investment operations ...........      0.49          1.28          1.11        (0.40)       (0.36)
                                                                  --------      --------       -------      -------      -------
    Distributions:
      Distributions from net investment income .................     (0.15)        (0.11)        (0.15)       (0.15)       (0.23)
      Distributions from net realized gain on securities .......     (0.06)        (0.02)
                                                                  --------      --------       -------      -------      -------
           Total distributions .................................     (0.21)        (0.13)        (0.15)       (0.15)       (0.23)
                                                                  --------      --------       -------      -------      -------
Net asset value at end of period ...............................    $10.42        $10.14        $ 8.99        $8.03        $8.58
                                                                  ========      ========       =======      =======      =======
TOTAL RETURN ...................................................      4.92%        14.31%        14.18%       (4.69)%      (3.71)%
                                                                  ========      ========       =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ....................      0.45%         0.47%         0.53%        0.65%        0.37%
    Ratio of net investment income to average net assets .......      1.47%         1.43%         2.33%        1.84%        2.67%
    Portfolio turnover rate ....................................        14%            7%            9%           5%           3%
    Number of shares outstanding at end of period (000's) ......    20,074        17,273         7,429        4,256        2,451
    Net assets at end of period (000's) ........................  $209,091      $175,183       $66,809      $34,182      $21,036
    Average net assets during the period (000's) ...............  $199,235      $117,264       $45,509      $26,542      $15,693

SEE NOTES TO FINANCIAL STATEMENTS.
                                       128

                                                            FISCAL YEAR  PERIOD FROM
                                                               ENDED    APRIL 29, 1994
                                                              MAY 31,         TO
GROWTH FUND                                                    1995       MAY 31, 1994
                                                            ----------- --------------
PER SHARE DATA
Net asset value at beginning of period ....................    $ 9.87        $10.00(1)
                                                             --------        ------
    Income (loss) from investment operations:
      Net investment income ...............................      0.04          0.01
      Net realized and unrealized gain (loss) on securities      1.56         (0.13)
                                                             --------        ------
      Total income (loss) from investment operations ......      1.60         (0.12)
                                                             --------        ------
    Distributions:
      Distributions from net investment income ............     (0.04)        (0.01)
                                                             --------        ------
Net asset value at end of period ..........................    $11.43        $ 9.87
                                                             ========        ======
TOTAL RETURN ..............................................     16.25%        (1.19)%
                                                             ========        ======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ...............      0.91%         0.08%
    Ratio of net investment income to average net assets ..      0.41%         0.11%
    Portfolio turnover rate ...............................        61%            0%
    Number of shares outstanding at end of period (000's) .     8,800         1,001
    Net assets at end of period (000's) ...................  $100,614        $9,885
    Average net assets during the period (000's) ..........  $ 42,232        $9,944

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                                            FISCAL YEAR   PERIOD FROM
                                                               ENDED     APRIL 29, 1994
                                                              MAY 31,          TO
GROWTH & INCOME FUND                                           1995       MAY 31, 1994
                                                            -----------  --------------
PER SHARE DATA
Net asset value at beginning of period ....................    $ 9.87        $10.00(1)
                                                              -------        ------
    Income (loss) from investment operations:
      Net investment income ...............................      0.09          0.02
      Net realized and unrealized gain (loss) on securities      1.22         (0.13)
                                                              -------        ------
      Total income (loss) from investment operations ......      1.31         (0.11)
                                                              -------        ------
    Distributions:
      Distributions from net investment income ............     (0.09)        (0.02)
                                                              -------        ------
Net asset value at end of period ..........................    $11.09        $ 9.87
                                                              =======        ======
TOTAL RETURN ..............................................     13.35%        (1.11)%
                                                              =======        ======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ...............      0.86%         0.07%
    Ratio of net investment income to average net assets ..      0.93%         0.22%
    Portfolio turnover rate ...............................        97%           11%
    Number of shares outstanding at end of period (000's) .     3,867         1,002
    Net assets at end of period (000's) ...................   $42,867        $9,890
    Average net assets during the period (000's) ..........   $21,910        $9,946

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.
                                       129

                                                           FISCAL YEAR   PERIOD FROM
                                                              ENDED     APRIL 29, 1994
                                                             MAY 31,          TO
SCIENCE & TECHNOLOGY FUND                                     1995       MAY 31, 1994
                                                           -----------  --------------
PER SHARE DATA
Net asset value at beginning of period ..................    $ 9.83        $10.00(1)
                                                            -------        ------
    Income (loss) from investment operations:
      Net investment income .............................      0.03          0.00
      Net realized and unrealized gain (loss) on
       securities and foreign currencies ................      4.72         (0.17)
                                                            -------        ------
      Total income (loss) from investment operations ....      4.75         (0.17)
                                                            -------        ------
    Distributions:
      Distributions from net investment income ..........     (0.02)         0.00
      Distributions from net realized gain on securities      (0.13)         0.00
                                                            -------        ------
      Total distributions ...............................     (0.15)         0.00
                                                            -------        ------
Net asset value at end of period ........................    $14.43        $ 9.83
                                                            =======        ======
TOTAL RETURN ............................................     48.61%        (1.66)%
                                                            =======        ======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .............      1.00%         0.08%
    Ratio of net investment income to average net assets       0.36%         0.04%
    Portfolio turnover rate .............................       121%            0%
    Number of shares outstanding at end of period (000's)    11,550         1,001
    Net assets at end of period (000's) .................  $166,683        $9,834
    Average net assets during the period (000's) ........   $64,974        $9,918

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                                                                      FISCAL YEAR ENDED MAY 31,
                                                                     -----------------------------------------------------------
SOCIAL AWARENESS FUND                                                 1995         1994         1993         1992         1991
                                                                     -------      -------      -------      -------      -------
PER SHARE DATA
Net asset value at beginning of period ............................   $11.98       $12.12       $11.43       $11.13       $10.59
                                                                     -------      -------      -------      -------      -------
    Income (loss) from investment operations:
      Net investment income .......................................     0.27         0.26         0.24         0.26         0.26
      Net realized and unrealized gain (loss) on securities .......     1.75        (0.02)        1.22         0.30         0.54
                                                                     -------      -------      -------      -------      -------
      Total income (loss) from investment operations ..............     2.02         0.24         1.46         0.56         0.80
                                                                     -------      -------      -------      -------      -------
    Distributions:
      Distributions from net investment income ....................    (0.27)       (0.26)       (0.24)       (0.26)       (0.26)
      Distributions from net realized gain on securities ..........    (0.71)       (0.12)       (0.53)
                                                                     -------      -------      -------      -------      -------
      Total distributions .........................................    (0.98)       (0.38)       (0.77)       (0.26)       (0.26)
                                                                     -------      -------      -------      -------      -------
Net asset value at end of period ..................................   $13.02       $11.98       $12.12       $11.43       $11.13
                                                                     =======      =======      =======      =======      =======
TOTAL RETURN ......................................................    18.19%        1.97%       13.08%        5.08%        7.89%
                                                                     =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .......................     0.58%        0.60%        0.63%        0.16%        0.44%
    Ratio of net investment income to average net assets ..........     2.22%        2.19%        2.14%        2.34%        2.66%
    Portfolio turnover rate .......................................      148%          83%         106%         203%         100%
    Number of shares outstanding at end of period (000's) .........    4,143        3,817        2,819        1,799          973
    Total net assets at end of period (000's) .....................  $53,927      $45,729      $34,166      $20,570      $10,835
    Average net assets during the period (000's) ..................  $47,942      $41,002      $26,920      $15,365      $ 7,959

SEE NOTES TO FINANCIAL STATEMENTS.
                                       130

                                                                                      FISCAL YEAR ENDED MAY 31,
                                                                    -----------------------------------------------------------
TIMED OPPORTUNITY FUND                                                1995         1994         1993         1992         1991
                                                                    --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period ............................   $10.84       $11.18       $10.66       $11.05       $10.48
                                                                    --------     --------     --------     --------     --------
    Income from investment operations:
      Net investment income .......................................     0.44         0.37         0.35         0.30         0.40
      Net realized and unrealized gain (loss) on securities .......     0.82        (0.15)        0.61        (0.19)        0.57
                                                                    --------     --------     --------     --------     --------
      Total income from investment operations .....................     1.26         0.22         0.96         0.11         0.97
                                                                    --------     --------     --------     --------     --------
    Distributions:
      Distributions from net investment income ....................    (0.44)       (0.37)       (0.35)       (0.30)       (0.40)
      Distributions from net realized gain on securities ..........    (0.42)       (0.19)       (0.09)       (0.20)
                                                                    --------     --------     --------     --------     --------
      Total distributions .........................................    (0.86)       (0.56)       (0.44)       (0.50)       (0.40)
                                                                    --------     --------     --------     --------     --------
Net asset value at end of period ..................................   $11.24       $10.84       $11.18       $10.66       $11.05
                                                                    ========     ========     ========     ========     ========
TOTAL RETURN ......................................................    12.43%        1.86%        9.17%        0.87%        9.75%
                                                                    ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .......................     0.58%        0.59%        0.70%        0.90%        0.92%
    Ratio of net investment income to
      average net assets ..........................................     4.03%        3.24%        3.28%        2.72%        3.94%
    Portfolio turnover rate .......................................      133%          76%          78%         111%          55%
    Number of shares outstanding at end of period (000's) .........   16,319       17,956       14,758       13,341       11,891
    Total net assets at end of period (000's) ..................... $183,393     $194,576     $165,002     $142,213     $131,416
    Average net assets during the period (000's) .................. $186,487     $185,036     $151,450     $137,179     $116,266

                                                                                       FISCAL YEAR ENDED MAY 31,
                                                                       ---------------------------------------------------------
CAPITAL CONSERVATION FUND                                               1995        1994         1993         1992         1991
                                                                       -------     -------      -------      -------     -------
PER SHARE DATA
Net asset value at beginning of period ..............................   $ 9.13       $9.87       $ 9.29       $ 8.81       $9.08
                                                                       -------     -------      -------      -------     -------
    Income (loss) from investment operations:
      Net investment income .........................................     0.63        0.61         0.65         0.69        0.73
      Net realized and unrealized gain (loss) on securities .........     0.39       (0.69)        0.58         0.48       (0.27)
                                                                       -------     -------      -------      -------     -------
      Total income (loss) from investment operations ................     1.02       (0.08)        1.23         1.17        0.46
                                                                       -------     -------      -------      -------     -------
    Distributions:
      Distributions from net investment income ......................    (0.63)      (0.61)       (0.65)       (0.69)      (0.73)
      Distributions from net realized gain on securities ............                (0.05)
                                                                       -------     -------      -------      -------     -------
      Total distributions ...........................................    (0.63)      (0.66)       (0.65)       (0.69)      (0.73)
                                                                       -------     -------      -------      -------     -------
Net asset value at end of period ....................................   $ 9.52       $9.13       $ 9.87       $ 9.29       $8.81
                                                                       =======     =======      =======      =======     =======
TOTAL RETURN ........................................................    11.80%      (1.13)%      13.60%       13.72%       5.40%
                                                                       =======     =======      =======      =======     =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .........................     0.58%       0.59%        0.67%        0.77%       0.83%
    Ratio of net investment income to average net assets ............     6.88%       6.24%        6.77%        7.80%       8.25%
    Portfolio turnover rate .........................................      100%         55%          58%         121%        142%
    Number of shares outstanding at end of period (000's) ...........    6,935       6,712        5,095        3,939       2,333
    Total net assets at end of period (000's) .......................  $66,031     $61,305      $50,290      $36,609     $20,541
    Average net assets during the period (000's) ....................  $61,568     $59,210      $43,316      $29,793     $19,105

SEE NOTES TO FINANCIAL STATEMENTS.
                                       131

                                                                                       FISCAL YEAR ENDED MAY 31,
                                                                      ---------------------------------------------------------
GOVERNMENT SECURITIES FUND                                              1995        1994         1993         1992         1991
                                                                      -------      -------      -------      -------     -------
PER SHARE DATA
Net asset value at beginning of period .............................   $ 9.55       $10.30       $ 9.84       $ 9.34       $9.20
                                                                      -------      -------      -------      -------     -------
    Income (loss) from investment operations:
      Net investment income ........................................     0.60         0.55         0.61         0.65        0.66
      Net realized and unrealized gain (loss) on securities ........     0.35        (0.59)        0.59         0.49        0.14
                                                                      -------      -------      -------      -------     -------
      Total income (loss) from investment operations ...............     0.95        (0.04)        1.20         1.14        0.80
                                                                      -------      -------      -------      -------     -------
    Distributions:
      Distributions from net investment income .....................    (0.61)       (0.55)       (0.61)       (0.64)      (0.66)
      Distributions from net realized gain on securities ...........                 (0.16)       (0.13)
                                                                      -------      -------      -------      -------     -------
      Total distributions ..........................................    (0.61)       (0.71)       (0.74)       (0.64)      (0.66)
                                                                      -------      -------      -------      -------     -------
    Net asset value at end of period ...............................   $ 9.89       $ 9.55       $10.30       $ 9.84       $9.34
                                                                      =======      =======      =======      =======     =======
TOTAL RETURN .......................................................    10.43%       (0.66)%      12.56%       12.60%       9.28%
                                                                      =======      =======      =======      =======     =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ........................     0.58%        0.59%        0.67%        0.76%       0.87%
    Ratio of net investment income to average net assets ...........     6.36%        5.44%        6.08%        6.77%       7.25%
    Portfolio turnover rate ........................................      229%          85%         105%          78%         87%
    Number of shares outstanding at end of period (000's) ..........    5,478        4,544        3,110        2,090       1,468
    Total net assets at end of period (000's) ......................  $54,174      $43,401      $32,023      $20,559     $13,711
    Average net assets during the period (000's) ...................  $45,200      $41,596      $26,145      $17,069     $11,393

                                                                                                                     PERIOD FROM
                                                                                FISCAL YEAR ENDED MAY 31,             OCTOBER 1,
                                                                          ------------------------------------         1991 TO
INTERNATIONAL GOVERNMENT BOND FUND                                         1995           1994           1993        MAY 31, 1992
                                                                          -------        -------        -------      ------------
PER SHARE DATA
Net asset value at beginning of period ...............................     $10.97         $11.16         $10.43         $10.00(1)
                                                                          -------        -------        -------        -------
    Income from investment operations:
      Net investment income ..........................................       0.65           0.62           0.76           0.48
      Net realized and unrealized gain (loss) on securities
        and foreign currencies .......................................       1.80          (0.20)          0.70           0.42
                                                                          -------        -------        -------        -------
      Total income from investment operations ........................       2.45           0.42           1.46           0.90
                                                                          -------        -------        -------        -------
    Distributions:
      Distributions from net investment income .......................      (0.70)         (0.60)         (0.73)         (0.47)
      Distributions from net realized gain on securities .............                     (0.01)
                                                                          -------        -------        -------        -------
      Total distributions ............................................      (0.70)         (0.61)         (0.73)         (0.47)
                                                                          -------        -------        -------        -------
Net asset value at end of period .....................................     $12.72         $10.97         $11.16         $10.43
                                                                          =======        =======        =======        =======
TOTAL RETURN .........................................................      23.23%          3.87%         14.50%          9.18%
                                                                          =======        =======        =======        =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets ..........................       0.59%          0.48%          0.14%          0.08%
    Ratio of net investment income to average net assets .............       5.83%          5.87%          7.02%          4.62%
    Portfolio turnover rate ..........................................          6%             3%            26%            12%
    Number of shares outstanding at end of period (000's) ............      6,111          3,741          2,062          1,259
    Total net assets at end of period (000's) ........................    $77,734        $41,028        $23,009        $13,126
    Average net assets during the period (000's) .....................    $51,451        $33,561        $18,135        $11,938

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SEE NOTES TO FINANCIAL STATEMENTS.
                                       132

                                                                                      FISCAL YEAR ENDED MAY 31,
                                                                     -----------------------------------------------------------
MONEY MARKET FUND                                                      1995        1994         1993         1992         1991
                                                                     -------      -------      -------      -------      -------
PER SHARE DATA
Net asset value at beginning of period ............................    $1.00        $1.00        $1.00        $1.00        $1.00
                                                                     -------      -------      -------      -------      -------
    Income from investment operations:
      Net investment income .......................................     0.05         0.03         0.03         0.05         0.07
                                                                     -------      -------      -------      -------      -------
    Distributions:
      Distributions from net investment income ....................    (0.05)       (0.03)       (0.03)       (0.05)       (0.07)
                                                                     -------      -------      -------      -------      -------
Net asset value at end of period ..................................    $1.00        $1.00        $1.00        $1.00        $1.00
                                                                     =======      =======      =======      =======      =======
TOTAL RETURN ......................................................     4.90%        2.83%        2.85%        4.47%        7.11%
                                                                     =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets .......................     0.57%        0.58%        0.63%        0.67%        0.68%
    Ratio of net investment income to average net assets ..........     4.75%        2.78%        2.81%        4.42%        6.86%
    Number of shares outstanding at end of period (000's) .........   82,256       50,534       45,323       48,355       38,572
    Total net assets at end of period (000's) .....................  $82,254      $50,533      $45,322      $48,353      $38,570
    Average net assets during the period (000's) ..................  $67,021      $46,222      $45,562      $46,305      $34,733

SEE NOTES TO FINANCIAL STATEMENTS.
                                       133

                         REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, and Money Market Fund and the accompanying statement of assets and liabilities of International Government Bond Fund, including the schedule of portfolio investments, (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1995. We have also audited the related statement of operations for each of the Funds for the year ended May 31, 1995, and the statement of changes in net assets for each of the two years in the period ended May 31, 1995 (except that the statements of changes in net assets of Growth Fund, Growth & Income Fund, and Science & Technology Fund are for the year ended May 31, 1995 and the period from April 29, 1994 to May 31, 1994). We have also audited the financial highlights for each of the Funds for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1995, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                     ERNST & YOUNG LLP
Houston, Texas
July 14, 1995